UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: DECEMBER

                      Date of reporting period: 09/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--54.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.9%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Hilton Hotels Corp.                                    59,700    $    1,662,645
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.              48,600         2,779,434
--------------------------------------------------------------------------------
Wyndham Worldwide Corp. 1                             120,220         3,362,553
                                                                 ---------------
                                                                      7,804,632
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.9%
Liberty Media Holding Corp.-Interactive,
Series A 1                                            250,550         5,106,209
--------------------------------------------------------------------------------
MEDIA--4.5%
Liberty Global, Inc., Series A 1                      355,108         9,140,480
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                      360,130         9,024,858
--------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 1        73,470         6,139,888
                                                                 ---------------
                                                                     24,305,226
--------------------------------------------------------------------------------
CONSUMER STAPLES--6.2%
--------------------------------------------------------------------------------
BEVERAGES--1.2%
Constellation Brands, Inc., Cl. A 1                   104,900         3,019,022
--------------------------------------------------------------------------------
Diageo plc, Sponsored ADR                              48,600         3,452,544
                                                                 ---------------
                                                                      6,471,566
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Wal-Mart Stores, Inc.                                  94,200         4,645,944
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
ConAgra Foods, Inc.                                    71,900         1,760,112
--------------------------------------------------------------------------------
TOBACCO--3.8%
Altria Group, Inc. 2                                  194,700        14,904,285
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                             99,700         5,522,383
                                                                 ---------------
                                                                     20,426,668
--------------------------------------------------------------------------------
ENERGY--2.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Halliburton Co. 2                                      62,000         1,763,900
--------------------------------------------------------------------------------
OIL & GAS--2.0%
BP plc, ADR                                            47,400         3,108,492
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                      49,100         3,294,610
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                    15,800         1,656,630
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                     73,000         1,361,091
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                  85,800         1,400,127
                                                                 ---------------
                                                                     10,820,950
--------------------------------------------------------------------------------
FINANCIALS--9.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.1%
UBS AG                                                184,934        11,062,468
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.4%
Wachovia Corp.                                        136,415         7,611,957
--------------------------------------------------------------------------------
CONSUMER FINANCE--1.7%
Capital One Financial Corp.                           114,800         9,030,168
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
Bank of America Corp.                                 165,368         8,858,764
--------------------------------------------------------------------------------
INSURANCE--1.9%
Everest Re Group Ltd.                                  45,400         4,427,862


                        1 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INSURANCE CONTINUED
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                        80,000    $    2,800,800
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                   102,200         3,150,826
                                                                 ---------------
                                                                     10,379,488
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
Realogy Corp. 1                                       150,275         3,408,237
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Countrywide Financial Corp.                            14,600           511,584
--------------------------------------------------------------------------------
Freddie Mac                                            34,000         2,255,220
                                                                 ---------------
                                                                      2,766,804
--------------------------------------------------------------------------------
HEALTH CARE--6.5%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.3%
Amgen, Inc. 1                                          42,900         3,068,637
--------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1,2                       146,600         1,691,764
--------------------------------------------------------------------------------
MedImmune, Inc. 1                                     138,000         4,030,980
--------------------------------------------------------------------------------
Myogen, Inc. 1,2                                       40,300         1,413,724
--------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1,2                       226,800         2,106,972
                                                                 ---------------
                                                                     12,312,077
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Beckman Coulter, Inc.                                  55,500         3,194,580
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                             147,900         2,187,441
                                                                 ---------------
                                                                      5,382,021
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
WellPoint, Inc. 1                                      38,700         2,981,835
--------------------------------------------------------------------------------
PHARMACEUTICALS--2.7%
Medicines Co. (The) 1,2                                70,800         1,597,248
--------------------------------------------------------------------------------
Pfizer, Inc.                                          258,200         7,322,552
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR 2                              120,600         5,363,082
                                                                 ---------------
                                                                     14,282,882
--------------------------------------------------------------------------------
INDUSTRIALS--5.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.5%
Empresa Brasileira de Aeronautica SA, ADR 2           101,400         3,981,978
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                            468,164         8,787,438
--------------------------------------------------------------------------------
United Technologies Corp.                              96,900         6,138,615
                                                                 ---------------
                                                                     18,908,031
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.6%
Siemens AG, Sponsored ADR                              99,800         8,692,580
--------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Avis Budget Group, Inc.                                60,110         1,099,412
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.4%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.0%
Cisco Systems, Inc. 1,2                               283,700         6,525,100
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                              168,300         2,908,224
--------------------------------------------------------------------------------
QUALCOMM, Inc. 2                                       34,300         1,246,805
                                                                 ---------------
                                                                     10,680,129


                        2 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.0%
Hutchinson Technology, Inc. 1,2                        89,700    $    1,886,391
--------------------------------------------------------------------------------
International Business Machines Corp.                  41,300         3,384,122
                                                                 ---------------
                                                                      5,270,513
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.8%
eBay, Inc. 1,2                                        128,900         3,655,604
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                         27,000           682,560
                                                                 ---------------
                                                                      4,338,164
--------------------------------------------------------------------------------
SOFTWARE--8.6%
Compuware Corp. 1                                     572,300         4,458,217
--------------------------------------------------------------------------------
Microsoft Corp.                                       628,700        17,182,371
--------------------------------------------------------------------------------
Novell, Inc. 1,2                                      597,500         3,656,700
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                      286,300         5,645,836
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,2             1,083,450        15,449,997
                                                                 ---------------
                                                                     46,393,121
--------------------------------------------------------------------------------
MATERIALS--0.9%
--------------------------------------------------------------------------------
CHEMICALS--0.6%
Praxair, Inc.                                          55,400         3,277,464
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,3                               21               275
                                                                 ---------------
                                                                      3,277,739
--------------------------------------------------------------------------------
METALS & MINING--0.3%
Companhia Vale do Rio Doce, Sponsored ADR 2            77,400         1,432,674
--------------------------------------------------------------------------------
Kaiser Aluminum Corp. 1                                 1,456            64,559
                                                                 ---------------
                                                                      1,497,233
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
IDT Corp., Cl. B 1,2                                  438,600         6,324,612
--------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1,3                     375,000                --
--------------------------------------------------------------------------------
XO Holdings, Inc. 1                                        85               415
                                                                 ---------------
                                                                      6,325,027
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp. 2                                 129,600         2,222,640
--------------------------------------------------------------------------------
UTILITIES--2.0%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Reliant Energy, Inc. 1,2                              297,500         3,662,225
--------------------------------------------------------------------------------
ENERGY TRADERS--1.3%
AES Corp. (The) 1                                     355,500         7,248,645
                                                                 ---------------
Total Common Stocks (Cost $239,663,919)                             290,797,367

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,3                2,593                --
--------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1         8,881             1,687
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1             36                --


                        3 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                        UNITS             VALUE
--------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 1                             171    $          154
Series B Wts., Exp. 1/16/10 1                             128                77
Series C Wts., Exp. 1/16/10 1                             128                49
                                                                 ---------------
Total Rights, Warrants and Certificates (Cost $38,932)                    1,967

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.7%
--------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan
Pass-Through Certificates, Series 2005-HE7, Cl.
A2B, 5.51%, 11/25/35 4                           $    510,000           510,547
--------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed
Certificates, Series 2005-1A, Cl. A2, 5.39%,
4/20/08 4                                             370,000           370,283
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl.
A2, 5.81%, 5/25/34 4                                1,760,000         1,767,908
--------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed
Pass-Through Certificates, Series 2006-W5, Cl.
A2B, 5.43%, 5/26/36 4                                 670,000           670,419
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2005-A, Automobile
Asset-Backed Securities, Series 2005-A, Cl. A2,
3.66%, 12/26/07                                       117,220           117,182
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2,
Automobile Asset-Backed Securities, Series
2004-2, Cl. A3, 3.58%, 1/15/09                      1,270,000         1,252,154
--------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust,
Automobile Loan Asset-Backed Securities, Series
2005-1, Cl. A2, 4.24%, 11/15/07                       291,926           291,944
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-C,
Asset-Backed Certificates, Series 2005-C, Cl.
AF1, 4.196%, 6/25/35                                   82,850            82,598
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D,
Asset-Backed Certificates:
Series 2005-D, Cl. AF1, 5.04%, 10/25/35               392,812           391,183
Series 2005-D, Cl. AV2, 5.60%, 10/25/35 4           1,000,000         1,001,097
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A,
Asset-Backed Certificates, Series 2006-A, Cl.
AV2, 5.43%, 5/16/36 4                                 850,000           850,532
--------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile
Loan Pass-Through Certificates, Series 2005-A,
Cl. A2, 3.72%, 12/15/07                               219,727           219,543
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit
Card Receivable Nts., Series 2003-C4, Cl. C4,
5%, 6/10/15                                           180,000           175,185
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.,
Asset-Backed Pass-Through Certificates, Series
2005-WF2, Cl. AF2, 4.922%, 8/25/35 4                  829,038           821,701
--------------------------------------------------------------------------------
Consumer Credit Reference Index Securities
Program, Credit Card Asset-Backed Certificates,
Series 2002-B, Cl. FX, 10.421%, 3/22/07 5           1,130,000         1,147,151
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4,
Asset-Backed Certificates, Series
2002-4, Cl. A1, 5.70% 2/25/33 4                        18,836            18,856
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16,
Asset-Backed Certificates, Series 2005-16, Cl.
2AF2, 5.382%, 5/25/36 4                               360,000           359,442
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17,
Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.53%, 5/25/36 4            535,394           536,043
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 4           240,000           239,563
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-7,
Asset-Backed Certificates, Series 2005-7, Cl.
AF1B, 4.317%, 11/25/35 4                               74,632            74,414
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10,
Mtg. Pass-Through Certificates, Series
2005-FF10, Cl. A3, 5.54%, 11/25/35 4                1,480,000         1,481,575


                        4 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10,
Mtg. Pass-Through Certificates, Series
2006-FF10, Cl. A3, 5.414%, 7/25/36 4             $    660,000    $      660,413
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5,
Mtg. Pass-Through Certificates, Series
2006-FF5, Cl. 2A1, 5.38%, 5/15/36 4                   465,179           465,502
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9,
Mtg. Pass-Through Certificates, Series
2006-FF9, Cl. 2A2, 5.434%, 7/7/36 4                   330,000           330,206
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan
Pass-Through Certificates, Series 2005-A, Cl.
A3, 3.48%, 11/17/08                                   690,597           685,522
--------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan
Asset-Backed Securities, Series 2005-1, Cl. A2,
4.32%, 5/15/08                                      1,024,385         1,022,950
--------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile
Receivable Obligations, Series 2005-3, Cl. A2,
3.73%, 10/18/07 3                                     243,646           243,411
--------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity
Loan Pass-Through Certificates, Series 2005-3,
Cl. A1, 5.59%, 1/20/35 4                              528,776           529,600
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. 2A1B, 5.18%,
8/25/35 4                                             711,874           709,914
--------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 6.68%,
3/15/16 4                                           1,710,000         1,817,623
--------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through
Certificates, Series 2005-WMC6, Cl. A2B, 5.59%,
7/25/35 4                                             430,000           430,989
--------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile
Receivable Obligations, Series 2005-B, Cl. A2,
4.03%, 4/15/08                                         75,064            75,073
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 5.43%,
7/1/36 4                                            1,100,000         1,100,688
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2004-5,
Mtg. Pass-Through Certificates, Series 2004-5,
Cl. AF2, 3.735%, 11/10/34 4                           178,827           177,980
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-1,
Mtg. Pass-Through Certificates, Series 2005-1,
Cl. AF2, 3.914%, 5/25/35 4                            236,074           234,542
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2,
Mtg. Pass-Through Certificates, Series 2005-2,
Cl. AF2, 4.415%, 4/25/35 4                            420,000           416,169
--------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl.
AI32 4.45%, 7/25/28                                   708,933           702,971
--------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-RS4, Cl.
A1, 5.41%, 7/25/36 4                                  413,056           413,315
--------------------------------------------------------------------------------
RASC, Series 2006-KS7 Trust, Home Equity Mtg.
Asset-Backed Pass-Through Certificates, Series
2006-KS7, Cl. A2, 5.428%, 9/25/36 4                   800,000           799,851
--------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-2, Cl.
A1, 5.39%, 4/25/36 4                                  481,404           481,735
--------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg.
Pass-Through Certificates, Series 2005-4XS, Cl.
3A1, 5.18%, 3/26/35                                   979,061           975,967
--------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities
2006-2 Trust, Home Equity Asset-Backed
Certificates, Series 2006-2, Cl. A2, 5.424%,
7/25/36 4                                             660,000           660,413
                                                                 ---------------
Total Asset-Backed Securities (Cost $25,350,885)                     25,314,154

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--26.4%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--22.3%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--22.2%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19-7/1/19                                2,202,154         2,125,315
5%, 12/1/32-8/1/33                                  3,387,934         3,270,741


                        5 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
5%, 10/1/36 6                                    $    574,000    $      552,116
6.50%, 4/1/18-4/1/34                                3,722,576         3,808,597
7%, 5/1/29-11/1/32                                  1,610,791         1,659,027
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd.
Multiclass Mtg. Participation Certificates,
Series 3153, Cl. FJ, 5.71%, 5/15/36 4                 419,199           420,415
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real
Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 2055, Cl. ZM, 6.50%, 5/15/28                   419,639           428,340
Series 2075, Cl. D, 6.50%, 8/15/28                    987,224         1,014,429
Series 2080, Cl. Z, 6.50%, 8/15/28                    270,391           276,373
Series 2387, Cl. PD, 6%, 4/15/30                      196,273           196,509
Series 2500, Cl. FD, 5.83%, 3/15/32 4                 134,220           135,619
Series 2526, Cl. FE, 5.73%, 6/15/29 4                 187,731           188,530
Series 2551, Cl. FD, 5.73%, 1/15/33 4                 146,942           148,547
Series 2583, Cl. KA, 5.50%, 3/15/22                   375,957           375,583
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 13.516%, 6/1/26 7                 269,053            59,989
Series 183, Cl. IO, 10.585%, 4/1/27 7                 415,869            90,362
Series 184, Cl. IO, 15.90%, 12/1/26 7                 448,343           100,137
Series 192, Cl. IO, 14.167%, 2/1/28 7                 121,655            25,935
Series 200, Cl. IO, 13.387%, 1/1/29 7                 146,925            32,165
Series 2003-118, Cl. S, 10.01%, 12/25/33 7          2,037,119           224,077
Series 2005-87, Cl. SG, 10.772%, 10/25/35 7         3,228,704           186,959
Series 2130, Cl. SC, (1.276)%, 3/15/29 7              331,662            20,666
Series 2796, Cl. SD, 1.44%, 7/15/26 7                 467,108            31,358
Series 2920, Cl. S, (0.432)%, 1/15/35 7             2,672,485           128,742
Series 3000, Cl. SE, (3.796)%, 7/15/25 7            2,603,808            99,562
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed Security,
Series 176, Cl. PO, 4.437%, 6/1/26 8                  118,408            97,227
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/21 6                                    3,570,000         3,445,050
5%, 3/1/18-11/1/33                                  7,363,291         7,197,608
5%, 10/1/21-10/1/36 6                              14,871,000        14,397,729
5.50%, 3/1/33-11/1/34                              17,488,251        17,280,722
5.50%, 10/1/21-10/1/36 6                            8,574,000         8,488,764
6%, 8/1/32-11/1/32                                  6,753,891         6,806,147
6%, 10/1/21 6                                       8,020,000         8,142,802
6.50%, 6/1/17-10/1/30                               6,300,148         6,452,090
6.50%, 10/1/36 6                                    4,151,000         4,227,536
7%, 11/1/17-11/1/35                                 3,442,376         3,550,056
7.50%, 1/1/33                                         471,391           489,542
8.50%, 7/1/32                                          19,149            20,620
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust,
CMO, Trust 2002-T1, Cl. A2, 7%, 11/25/31              893,722           921,022
--------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real
Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23               843,508           861,996
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                  769,158           793,170


                        6 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2001-50, Cl. NE, 6%, 8/25/30               $    104,299    $      104,537
Trust 2001-51, Cl. OD, 6.50%, 10/25/31              1,041,003         1,062,530
Trust 2001-70, Cl. LR, 6%, 9/25/30                    158,095           158,390
Trust 2001-72, Cl. NH, 6%, 4/25/30                     64,061            64,032
Trust 2001-74, Cl. PD, 6%, 5/25/30                     27,000            26,944
Trust 2002-77, Cl. WF, 5.73%, 12/18/32 4              219,891           221,741
Trust 2002-9, Cl. PC, 6%, 3/25/17                     924,198           938,271
Trust 2003-28, Cl. KG, 5.50%, 4/25/23               1,052,000         1,043,158
Trust 2003-84, Cl. PW, 3%, 6/25/22                    830,000           812,389
Trust 2004-101, Cl. BG, 5%, 1/25/20                 1,110,000         1,085,173
Trust 2006-24, Cl. DB, 5.50%, 4/25/26               1,000,000         1,001,358
Trust 2006-44, Cl. OA, 5.50%, 12/25/26              1,660,000         1,665,683
Trust 2006-50, Cl. KS, 4.657%, 6/25/36 4              824,759           804,103
Trust 2006-50, Cl. SA, 4.657%, 6/25/36 4              253,088           244,917
Trust 2006-50, Cl. SK, 5.657%, 6/25/36 4              801,840           786,000
Trust 2006-57, Cl. PA, 5.50%, 8/25/27               2,328,705         2,333,360
Trust 2006-64, Cl. MD, 5.50%, 7/25/36               2,983,000         2,908,132
--------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real
Estate Mtg. Investment Conduit Pass-Through
Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 0.406%, 4/25/32 7              564,525            44,972
Trust 2002-51, Cl. S, 0.525%, 8/25/32 7               518,367            40,596
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 2001-65, Cl. S, 9.085%, 11/25/31 7            1,180,237           110,230
Trust 2001-81, Cl. S, 2.649%, 1/25/32 7               263,268            19,838
Trust 2002-52, Cl. SD, (1.855)%, 9/25/32 7            614,211            49,847
Trust 2002-77, Cl. SH, 2.874%, 12/18/32 7             341,947            32,633
Trust 2002-84, Cl. SA, 10.473%, 12/25/32 7          1,019,387           101,855
Trust 2002-9, Cl. MS, 1.154%, 3/25/32 7               382,351            30,643
Trust 2003-33, Cl. SP, 13.034%, 5/25/33 7           1,103,214           129,132
Trust 2003-4, Cl. S, 9.921%, 2/25/33 7                654,521            74,393
Trust 2003-46, Cl. IH, 6.656%, 6/25/33 7            3,788,006           800,972
Trust 2004-54, Cl. DS, (4.509)%, 11/25/30 7           509,224            27,870
Trust 2005-19, Cl. SA, (2.745)%, 3/25/35 7          6,989,828           356,420
Trust 2005-40, Cl. SA, (2.773)%, 5/25/35 7          1,506,154            76,076
Trust 2005-6, Cl. SE, (2.036)%, 2/25/35 7           1,816,588            91,885
Trust 2005-71, Cl. SA, 3.309%, 8/25/25 7            1,656,362            94,664
Trust 2006-33, Cl. SP, 13.681%, 5/25/36 7           3,336,761           260,221
Trust 222, Cl. 2, 13.726%, 6/1/23 7                   930,067           201,357
Trust 233, Cl. 2, 13.769%, 8/1/23 7                   831,088           190,416
Trust 240, Cl. 2, 17.526%, 9/1/23 7                 1,459,204           324,764
Trust 252, Cl. 2, 10.558%, 11/1/23 7                  695,890           171,607
Trust 273, Cl. 2, 14.184%, 8/1/26 7                   200,172            43,899
Trust 319, Cl. 2, 11.522%, 2/1/32 7                   255,405            58,787
Trust 321, Cl. 2, 6.843%, 4/1/32 7                  2,653,062           611,475
Trust 329, Cl. 2, 10.176%, 1/1/33 7                   704,859           169,235
Trust 331, Cl. 9, 8.119%, 2/1/33 7                    741,317           181,012


                        7 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 334, Cl. 17, 16.506%, 2/1/33 7             $    421,606    $       93,581
Trust 344, Cl. 2, 7.677%, 12/1/33 7                 1,820,091           421,435
Trust 362, Cl. 13, 4.145%, 8/1/35 7                   915,531           203,491
Trust 362, Cl. 12, 4.14%, 8/1/35 7                  1,650,075           354,804
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only
Stripped Mtg.-Backed Security, Trust 1993-184,
Cl. M, 5.639%, 9/25/23 8                              308,751           250,007
                                                                 ---------------
                                                                    119,651,009
--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
--------------------------------------------------------------------------------
Government National Mortgage Assn., 8%, 4/15/23       178,018           188,366
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (5.825)%, 1/16/27 7           548,030            35,511
Series 2002-15, Cl. SM, (9.288)%, 2/16/32 7           607,347            37,357
Series 2002-76, Cl. SY, (5.029)%, 12/16/26 7        1,277,979            89,266
Series 2004-11, Cl. SM, (8.553)%, 1/17/30 7           445,329            28,641
                                                                 ---------------
                                                                        379,141
--------------------------------------------------------------------------------
NON-AGENCY--4.1%
--------------------------------------------------------------------------------
COMMERCIAL--3.8%
Banc of America Commercial Mortgage, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%, 7/10/43              1,050,000         1,027,386
--------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through
Certificates, Series 2004-2, Cl. 2A1, 6.50%,
7/20/32                                               808,009           821,729
--------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO
Pass-Through Certificates:
Series 2005-E, Cl. 2A2, 4.975%, 6/25/35 4              92,687            92,575
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                657,637           663,186
--------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg.
Pass-Through Certificates, Series 2006-2, Cl.
A1B, 5.43%, 8/25/08 4                                 677,132           677,811
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1,
Asset-Backed Pass-Through Certificates, Series
2006-WF1, Cl. A2B, 5.536%, 3/1/36                     260,000           259,709
--------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage Loan
Trust, CMO, Series 2006-AB2, Cl. A7, 5.961%,
6/25/36                                             1,336,341         1,335,193
--------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc. Mortgage Loan
Trust, CMO, Series 2006-AB3, Cl. A7, 6.36%,
4/25/08                                               430,036           431,473
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.,
Commercial Mtg. Obligations, Series 2005-C3,
Cl. A2, 4.853%, 7/10/45                               620,000           614,275
--------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. A3, 6.869%, 7/15/29               229,560           231,286
--------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-G G3, Cl. A2, 4.305%, 8/10/42             890,000           870,044
Series 2005-G G5, Cl. A2, 5.117%, 4/10/37             680,000           679,287
--------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42             260,000           255,057
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42             890,000           877,939
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series 2005-C5,
Cl. A2, 4.885%, 9/15/30                               740,000           734,878


                        8 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Mastr Alternative Loan Trust, CMO Pass-Through
Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 4          $  1,479,251    $    1,469,998
Series 2004-6, Cl. 10A1, 6%, 7/25/34                1,103,365         1,097,709
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC,
Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15       983,000         1,056,132
--------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS13,
Cl. 1A8, 6%, 9/25/36                                1,390,000         1,390,652
--------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1, Cl.
A2, 5.75%, 1/25/33                                    530,665           529,640
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS5, Cl.
2A2, 6%, 4/25/08                                    1,594,170         1,593,096
--------------------------------------------------------------------------------
Residential Asset Securitization Trust
2006-A9CB, CMO Pass-Through Certificates,
Series 2006-A9CB, Cl. A5, 6%, 9/25/36               1,434,455         1,432,998
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust,
Commercial Mtg. Obligations, Series 2005-C17,
Cl. A2, 4.782%, 3/15/42                             1,450,000         1,434,142
--------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series
2005-AR5 Trust, Series 2005-AR5, Cl. A1,
4.673%, 5/25/35 4                                     430,426           429,230
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-DD
Trust, CMO Mtg. Pass-Through Certificates,
Series 2004-DD, Cl. 2A1, 4.509%, 1/25/35 4            100,641           100,326
                                                                 ---------------
                                                                     20,105,751
--------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan Trust, CMO, Series
2005-J1, Cl. 3A1, 6.50%, 8/25/32                    1,637,529         1,654,928
                                                                 ---------------
                                                                      1,654,928
                                                                 ---------------
Total Mortgage-Backed Obligations
(Cost $142,267,607)                                                 141,790,829

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.8%
--------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
3.125%, 11/15/06                                    2,150,000         2,144,354
3.50%, 11/15/07 2                                     650,000           638,922
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10 2                                     807,000           785,944
5.25%, 7/18/11                                        870,000           883,140
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                         1,470,000         1,462,365
4.25%, 7/15/07 2                                    2,015,000         2,000,456
6%, 5/15/11 9                                       2,500,000         2,614,265
7.25%, 1/15/10                                        800,000           856,866
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 2                                    1,740,000         1,667,818
5.375%, 2/15/31 2                                     193,000           208,515
8.875%, 8/15/17 2                                     687,000           928,363
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.375%, 1/31/08 2                                     565,000           561,822
4.625%, 8/31/11 2                                   2,769,000         2,772,896
4.875%, 8/15/16 2                                     235,000           239,516
5.125%, 6/30/11-5/15/16 2                           2,765,000         2,833,625
                                                                 ---------------
Total U.S. Government Obligations
(Cost $20,595,634)                                                   20,598,867


                        9 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND
NOTES--15.2%
--------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub.
Nts., Series B, 10/15/93                         $    400,000    $      452,488
--------------------------------------------------------------------------------
Ahold Finance USA, Inc., 6.25% Sr. Unsec.
Unsub. Nts., 5/1/09                                 1,010,000         1,025,150
--------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs.,
5/1/31 2                                              880,000           859,859
--------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec.
Nts., 5/1/12                                          815,000           918,388
--------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.20% Nts.,
8/15/15 5                                           1,120,000         1,073,480
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 10        1,470,000         1,402,733
--------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts.,
7/15/15 2                                             595,000           541,450
--------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr.
Unsec. Nts., 7/15/09                                  665,000           712,890
--------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec.
Nts., 9/1/09                                        1,195,000         1,249,904
--------------------------------------------------------------------------------
Cardinal Health, Inc., 5.80% Nts., 10/15/16 5         840,000           838,715
--------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts.,
Series B, 9/1/10                                    1,080,000         1,142,709
--------------------------------------------------------------------------------
Centex Corp., 4.875% Sr. Unsec. Nts., 8/15/08         660,000           652,921
--------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts.,
11/1/08                                               560,000           585,814
--------------------------------------------------------------------------------
CIT Group, Inc., 5.40% Sr. Nts., 3/7/13             1,070,000         1,066,160
--------------------------------------------------------------------------------
Citigroup, Inc., 6.125% Sub. Nts., 8/25/36            445,000           459,270
--------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts.,
3/15/11                                               710,000           712,858
--------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs.,
7/29/93                                               360,000           449,001
--------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts., 3/15/37           1,280,000         1,284,876
--------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts.,
1/15/10                                             1,630,000         1,586,702
--------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12 2                     690,000           659,747
6.125% Nts., 1/15/14                                  525,000           513,039
--------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp.,
7.30% Nts., 1/15/12                                 1,085,000         1,154,486
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31      655,000           770,535
--------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub.
Nts., 6/15/10                                         925,000         1,007,571
--------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A,
5/15/08                                               131,000           126,410
--------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts.,
10/1/08 2                                             650,000           645,938
--------------------------------------------------------------------------------
El Paso Corp.:
6.50% Sr. Unsec. Nts., 6/1/08 2                       210,000           211,313
7.625% Sr. Unsec. Nts., 9/1/08 3                      780,000           802,425
--------------------------------------------------------------------------------
Enterprise Products Operating LP, 7.50% Sr.
Unsec. Unsub. Nts., 2/1/11                            995,000         1,062,096
--------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10         1,060,000         1,151,980
--------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr.
Unsec. Nts., 9/1/08                                   760,000           775,418
--------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub. Nts.,
Series C, 11/15/31                                    955,000         1,107,514
--------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts.,
9/15/10 2,5                                         2,030,000         2,097,621
--------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                   685,000           691,945
9.393% Unsub. Nts., 12/15/08 4                        141,000           152,133
--------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds,
11/1/31 2                                             930,000           975,079
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub.
Bonds, 2/15/34                                      1,420,000         1,415,506
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds,
Series A 5,10                                       1,400,000         1,355,557
--------------------------------------------------------------------------------
HCA, Inc., 8.75% Sr. Nts., 9/1/10                   1,075,000         1,088,438
--------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts.,
2/15/11                                               785,000           849,763
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts.,
11/30/35 4                                          1,100,000         1,101,670
--------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 5          1,045,000         1,052,091
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30%
Sr. Unsec. Nts., 12/19/08 5                           610,000           605,085


                        10 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts.,
11/14/08 4                                       $    540,000    $      557,550
--------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts.,
3/1/12                                              1,225,000         1,196,510
--------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub. Nts., 10/1/15      1,065,000         1,040,669
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts.,
1/15/14 2                                             925,000           851,000
--------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14         750,000           683,341
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr.
Unsec. Nts., 8/15/33                                  975,000         1,060,874
--------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts.,
2/1/13 2                                            1,110,000         1,095,631
--------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09 2        980,000         1,024,687
--------------------------------------------------------------------------------
Liberty Media Corp.:
5.70% Sr. Unsec. Nts., 5/15/13 2                      615,000           583,402
7.875% Sr. Nts., 7/15/09                              290,000           305,055
--------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr. Unsec. Nts.,
12/1/12 2                                           1,090,000         1,104,637
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                       705,000           647,241
7.125% Sr. Unsec. Nts., 6/15/09                       590,000           613,092
--------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs.,
10/15/07                                              410,000           417,243
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts.,
12/1/34                                               840,000           811,766
--------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85% Unsec. Unsub. Nts.,
4/1/12 2                                            1,030,000         1,077,048
--------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09         1,065,000         1,057,013
--------------------------------------------------------------------------------
Mission Energy Holding Co., 13.50% Sr. Sec.
Nts., 7/15/08                                         935,000         1,048,369
--------------------------------------------------------------------------------
Morgan Stanley, 4.75% Sub. Nts., 4/1/14             1,120,000         1,066,746
--------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts.,
11/15/10                                            1,450,000         1,565,520
--------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875%
Unsec. Unsub. Nts., 2/1/09                          1,535,000         1,610,983
--------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr.
Nts., Cl. A1, 6/15/10 5                             1,498,333         1,478,281
--------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr.
Nts., Series B, 6/1/13 5                              349,770           329,468
--------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09    1,360,000         1,334,442
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series
C, 12/18/23 5                                       1,095,000         1,353,077
--------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30%
Nts., 7/1/25                                        1,110,000         1,396,130
--------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07           610,000           609,223
--------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09             1,075,000         1,056,598
--------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts., 11/15/08             131,000           130,673
--------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts.,
12/15/08                                              500,000           543,326
--------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts.,
6/15/12                                               480,000           459,173
--------------------------------------------------------------------------------
Reynolds American, Inc., 6.50% Sr. Sec. Nts.,
6/1/07 5                                              665,000           670,078
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec.
Unsub. Nts., 10/15/07                                 294,000           298,389
--------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11        1,110,000         1,146,834
--------------------------------------------------------------------------------
Telecom Italia Capital SA, 4% Unsec. Nts.,
11/15/08                                            1,085,000         1,053,009
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts.,
11/19/08                                            1,085,000         1,068,902
--------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                          475,000           524,107
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr.
Nts., 7/15/33                                         860,000         1,017,265
--------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08            595,000           591,078
--------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                  755,000           761,512
--------------------------------------------------------------------------------
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts.,
10/1/06                                             1,225,000         1,225,000
--------------------------------------------------------------------------------
United States Steel Corp., 10.75% Sr. Nts.,
8/1/08                                                195,000           211,819
--------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                       670,000           651,860
3.875% Sr. Unsec. Nts., 10/15/08                      315,000           299,502
--------------------------------------------------------------------------------
Verizon Global Funding Corp., 7.25% Sr. Unsec.
Unsub. Nts., 12/1/10                                  540,000           579,741
--------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub.
Nts., 6/15/07                                       1,175,000         1,174,058
--------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts.,
8/1/09                                                810,000           846,318


                        11 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
Williams Cos., Inc., Credit Linked Certificate
Trust (The), 6.75% Nts., 4/15/09 5               $  1,050,000    $    1,060,500
--------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09           980,000         1,065,744
--------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12             750,000           822,100
                                                                 ---------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $81,146,794)                                                   81,565,312
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.2%
--------------------------------------------------------------------------------
Undivided interest of 1.17% in joint repurchase
agreement (Principal Amount/Value
$1,469,294,000, with a maturity value of
$1,469,936,816) with UBS Warburg LLC, 5.25%,
dated 9/29/06, to be repurchased at $17,244,541
on 10/2/06, collateralized by Federal National
Mortgage Assn., 5%, 2/1/36, with a value of
$1,502,659,342 (Cost $17,237,000)                  17,237,000        17,237,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED) (COST $526,300,771)                              577,305,496
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--11.5% 11
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--11.5%
Undivided interest of 0.92% in joint repurchase
agreement (Principal Amount/Value
$3,950,000,000, with a maturity value of
$3,951,787,375) with Nomura Securities, 5.43%,
dated 9/29/06, to be repurchased at $36,541,290
on 10/2/06, collateralized by U.S. Agency
Mortgages, 0.00%-22.12%, 3/15/14-6/25/43, with
a value of $4,029,000,000                          36,524,763        36,524,763
--------------------------------------------------------------------------------
Undivided interest of 10% in joint repurchase
agreement (Principal Amount/Value $250,000,000,
with a maturity value of $250,112,500) with
Cantor Fitzgerald & Co., 5.40%, dated 9/29/06,
to be repurchased at $25,011,250 on 10/2/06,
collateralized by U.S. Agency Mortgages,
0.00%-6.50%, 8/1/12-9/1/36, with a value of
$255,002,127                                       25,000,000        25,000,000
                                                                 ---------------
Total Investments Purchased with Cash Collateral
from Securities Loaned (Cost $61,524,763)                            61,524,763
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $587,825,534)         118.9%      638,830,259
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (18.9)     (101,514,733)

                                                 -------------------------------
NET ASSETS                                              100.0%   $  537,315,526
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2006 was $1,046,111, which represents 0.19% of the Fund's net assets. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,061,104 or 2.43% of the Fund's net assets as of September 30, 2006.

6. When-issued security or forward commitment to be delivered and settled after September 30, 2006. See accompanying Notes.

7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $6,558,837 or 1.22% of the Fund's net assets as of September 30, 2006.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $347,234 or 0.06% of the Fund's net assets as of September 30, 2006.


                        12 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,359,418. See accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $  587,941,449
Federal tax cost of other investments        (66,638,601)
                                          ---------------
Total federal tax cost                    $  521,302,848
                                          ===============

Gross unrealized appreciation             $   66,165,434
Gross unrealized depreciation                (15,233,519)
                                          ---------------
Net unrealized appreciation               $   50,931,915
                                          ===============

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward


                        13 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED

--------------------------------------------------------------------------------

commitment prior to settlement of the original purchase. As of September 30, 2006, the Fund had purchased $39,129,898 of securities issued on a when-issued basis or forward commitment.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK

The Fund enters into financial instrument transactions that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

                       14 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2006, the Fund had outstanding futures contracts as follows:



                                                                                        UNREALIZED
                                  EXPIRATION     NUMBER OF       VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION                   DATES     CONTRACTS    SEPTEMBER 30, 2006      (DEPRECIATION)
----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

U.S. Long Bonds                     12/19/06           126          $ 14,163,188          $ 265,131
                                                                                          ----------
CONTRACTS TO SELL

Euro-Bundesobligation, 10 yr.        12/7/06            62             9,284,944            (61,749)
U.S. Treasury Nts., 2 yr.           12/29/06           305            62,372,500           (145,112)
U.S. Treasury Nts., 5 yr.           12/29/06            64             6,753,000            (46,060)
U.S. Treasury Nts., 10 yr.          12/19/06            22             2,377,375              2,243
                                                                                           ---------
                                                                                           (250,678)
                                                                                           ---------
                                                                                           $ 14,453
                                                                                           =========


OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended September 30, 2006 was as follows:

                                             CALL OPTIONS
                                NUMBER OF       AMOUNT OF
                                CONTRACTS        PREMIUMS

                       15 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------


----------------------------------------------------------
Options outstanding as of
December 31, 2005                     539    $     66,159
Options written                       460          43,266
Options closed or expired            (999)       (109,425)
                                --------------------------
Options outstanding as of
September 30, 2006                     --    $         --
                                ==========================

CREDIT DEFAULT SWAP CONTRACTS

Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Fund may take a short position (purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Fund is long or short the swap, respectively).

The Fund would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of September 30, 2006 is as follows:

                                                                                ANNUAL
                                                                              INTEREST
                                                           NOTIONAL AMOUNT   RATE PAID                     UNREALIZED
                                                      RECEIVED BY THE FUND      BY THE   TERMINATION     APPRECIATION
COUNTERPARTY             REFERENCED DEBT OBLIGATION      UPON CREDIT EVENT        FUND         DATES   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                         CDX.NA.IG.7                  $          4,700,000       0.400%     12/20/11   $       (1,435)

                         Weyerhaeuser Co.                        1,070,000       0.580       9/20/11             (613)
----------------------------------------------------------------------------------------------------------------------


Morgan Stanley Capital
Services, Inc.:

                         Arrow Electronics, Inc.                 1,070,000       0.790       9/20/11          (10,131)

                         Arrow Electronics, Inc.                   530,000       0.770       9/20/11           (4,549)

                         Belo Corp.                                660,000       0.650       6/20/11            3,688

                         Belo Corp.                                365,000       0.670       6/20/11            1,733


                        16 | OPPENHEIMER BALANCED FUND/VA


Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------




                         Belo Corp.                                735,000       0.675       6/20/11            3,334

                         Ford Motor Co.                            525,000       5.300      12/20/08           (4,237)

                         Ford Motor Co.                          1,100,000       5.400      12/20/08          (11,396)

                         General Motors Corp.                      545,000       4.000      12/20/08           (1,532)

                         General Motors Corp.                      535,000       3.950      12/20/08             (924)
                                                                                                       ---------------
                                                                                                       $      (26,062)
                                                                                                       ===============

The Fund would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of September 30, 2006 is as follows:

                                                                                       ANNUAL
                                                                                     INTEREST
                                                                                         RATE
                                                              NOTIONAL AMOUNT PAID   RECEIVED                    UNREALIZED
                                                                  BY THE FUND UPON     BY THE   TERMINATION    APPRECIATION
COUNTERPARTY             REFERENCED DEBT OBLIGATION                   CREDIT EVENT       FUND         DATES   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                         Abitibi-Consolidated Co. of Canada   $            860,000       1.52%      9/20/07   $       2,829

                         Allied Waste North America, Inc.                  340,000       2.00       9/20/09           2,703

                         Allied Waste North America, Inc.                  530,000       2.00       9/20/09           4,213

                         Bombardier, Inc.                                  265,000       0.90       9/20/07              25

                         Eastman Kodak Co.                                 735,000       1.00      12/20/08              62



                         General Motors Acceptance Corp.                 200,000         2.30       6/20/07           1,650

                         General Motors Corp.                            340,000         6.40      12/20/06           3,876

                         General Motors Corp.                            200,000         6.40      12/20/06           2,267
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:

                         ArvinMeritor, Inc.                              295,000         1.05       9/20/07          (1,857)

                       17 | OPPENHEIMER BALANCED FUND/VA


Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED

--------------------------------------------------------------------------------

                         ArvinMeritor, Inc.                              240,000         1.10       9/20/07          (1,403)

                         ArvinMeritor, Inc.                               20,000         1.20       9/20/07            (103)

                         Bombardier, Inc.                                290,000         1.00       9/20/07             348

                         Bombardier, Inc.                                295,000         1.05       9/20/07             576

                         Ford Motor Co.                                  525,000         7.05      12/20/16           7,488

                         Ford Motor Co.                                1,100,000         7.15      12/20/16          21,495

                         General Motors Acceptance Corp.                 730,000         3.15       6/20/07          12,241

                         General Motors Corp.                            545,000         5.80      12/20/16           1,518

                         General Motors Corp.                            535,000         5.75      12/20/16              12

                         Hyundai Motor Manufacturing Alabama
                         LLC                                             465,000         0.40       6/20/07             430

                         J.C. Penney Corp., Inc.                       1,070,000         0.61       6/20/13          (6,852)
                                                                                                              --------------
                                                                                                              $      51,518
                                                                                                              ==============

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2006, the Fund had entered into the following total return swap agreements:




SWAP                          NOTIONAL                                                     TERMINATION     UNREALIZED
COUNTERPARTY                    AMOUNT          PAID BY THE FUND   RECEIVED BY THE FUND          DATES   APPRECIATION
----------------------------------------------------------------------------------------------------------------------
                                                                   Lehman Brothers CMBS
                                                If negative, the      Index Spread plus
                                           absolute value of the    Total Return Amount
                                         Total Return Amount for      value for a given
Deutsche Bank AG           $ 2,090,000     a given Index Period.          Index Period.        12/1/06   $      1,540
----------------------------------------------------------------------------------------------------------------------
                                                                   If positive, receive
                                                If negative, the      the Spread on the
                                           absolute value of the   Lehman Brothers CMBS
Lehman Brothers                             Lehman Brothers CMBS  AAA 8.5+ Index Spread
Special Financing,                         AAA 8.5+ Index Spread     Return Amount, and
Inc.                         2,290,000            Return Amount.          Carry Amount.        12/1/06          1,657


                      18 | OPPENHEIMER BALANCED FUND/VA


Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED


                                                                                                         -------------
                                                                                                         $      3,197
                                                                                                         =============

Abbreviation is as follows:

CMBS                                     Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Fund had on loan securities valued at $64,989,707, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $66,329,538 was received for the loans, of which $61,524,763 was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                        19 | OPPENHEIMER BALANCED FUND/VA



Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--97.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.2%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.1%
Aftermarket Technology Corp. 1                         20,600    $      365,856
--------------------------------------------------------------------------------
ArvinMeritor, Inc.                                    103,400         1,472,416
--------------------------------------------------------------------------------
Autoliv, Inc.                                          14,400           793,584
--------------------------------------------------------------------------------
Fuel Systems Solutions, Inc. 1                          8,499           108,107
--------------------------------------------------------------------------------
GenTek, Inc. 1,2                                        3,900           107,679
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1                     33,900           491,550
--------------------------------------------------------------------------------
Lear Corp. 2                                           18,600           385,020
--------------------------------------------------------------------------------
Modine Manufacturing Co. 2                             16,900           411,177
--------------------------------------------------------------------------------
Sauer-Danfoss, Inc. 2                                  15,900           381,282
--------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                               5,900            79,532
--------------------------------------------------------------------------------
Tenneco, Inc. 1                                        71,500         1,672,385
--------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                         5,000           120,350
--------------------------------------------------------------------------------
Visteon Corp. 1                                        16,600           135,290
                                                                 ---------------
                                                                      6,524,228
--------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Thor Industries, Inc. 2                                 8,500           349,945
--------------------------------------------------------------------------------
Winnebago Industries, Inc. 2                           14,800           464,424
                                                                 ---------------
                                                                        814,369
--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Keystone Automotive Industries, Inc. 1                    900            34,218
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.6%
Alderwoods Group, Inc. 1                               13,600           269,688
--------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1,2              3,100           129,363
--------------------------------------------------------------------------------
Career Education Corp. 1                               11,800           265,500
--------------------------------------------------------------------------------
Coinmach Service Corp., Cl. A 2                         1,900            18,867
--------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1,2                          58,700           634,547
--------------------------------------------------------------------------------
CPI Corp.                                               1,400            67,956
--------------------------------------------------------------------------------
DeVry, Inc 1,2                                         51,800         1,101,786
--------------------------------------------------------------------------------
INVESTools, Inc. 1,2                                   26,700           283,821
--------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                       10,500           696,150
--------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                       54,700         1,641,547
--------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. 2                           900            35,703
--------------------------------------------------------------------------------
Regis Corp.                                            23,100           828,135
--------------------------------------------------------------------------------
Service Corp. International                            26,500           247,510
--------------------------------------------------------------------------------
Sotheby's 2                                            57,600         1,857,024
--------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                                 13,500           567,675
--------------------------------------------------------------------------------
Stewart Enterprises, Inc. 2                            52,600           308,236
--------------------------------------------------------------------------------
Strayer Education, Inc. 2                               7,900           854,859
--------------------------------------------------------------------------------
Vertrue, Inc. 1,2                                       4,600           180,872
                                                                 ---------------
                                                                      9,989,239
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.2%
AFC Enterprises, Inc. 1,2                              23,000           332,120


                  1 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Ambassadors Group, Inc. 2                              16,700    $      472,276
--------------------------------------------------------------------------------
Aztar Corp. 1,2                                        19,300         1,023,093
--------------------------------------------------------------------------------
Bally Technologies, Inc. 1                              8,700           153,120
--------------------------------------------------------------------------------
Benihana, Inc., Cl. A 1                                   600            17,400
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                  49,614         1,502,312
--------------------------------------------------------------------------------
Brinker International, Inc.                             9,300           372,837
--------------------------------------------------------------------------------
Buffalo Wild Wings, Inc. 1                              7,500           286,875
--------------------------------------------------------------------------------
CBRL Group, Inc.                                       20,700           836,901
--------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                               2,500            78,775
--------------------------------------------------------------------------------
Choice Hotels International, Inc.                       6,600           269,940
--------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                60,600         1,013,232
--------------------------------------------------------------------------------
Ctrip.com International Ltd., ADR 2                     8,500           382,075
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                               14,400           611,568
--------------------------------------------------------------------------------
Denny's Corp. 1                                        36,700           125,147
--------------------------------------------------------------------------------
Domino's Pizza, Inc.                                   51,500         1,320,975
--------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc. 2             22,900           278,235
--------------------------------------------------------------------------------
Great Wolf Resorts, Inc. 1,2                            4,200            50,232
--------------------------------------------------------------------------------
IHOP Corp. 2                                           26,900         1,246,815
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1,2                         7,400           155,844
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                45,400         2,368,972
--------------------------------------------------------------------------------
Krispy Kreme Doughnuts, Inc. 1                          3,300            26,730
--------------------------------------------------------------------------------
Landry's Restaurants, Inc. 2                            9,400           283,410
--------------------------------------------------------------------------------
Life Time Fitness, Inc. 1,2                               700            32,403
--------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc. 2                     600            16,662
--------------------------------------------------------------------------------
Luby's, Inc. 1                                         19,700           194,439
--------------------------------------------------------------------------------
Marcus Corp. (The)                                      4,400           101,068
--------------------------------------------------------------------------------
McCormick & Schmick's Seafood Restaurants, Inc. 1,2    17,600           395,824
--------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                      10,600           205,534
--------------------------------------------------------------------------------
MTR Gaming Group, Inc. 1                               10,400            97,656
--------------------------------------------------------------------------------
Multimedia Games, Inc. 1,2                             13,600           123,488
--------------------------------------------------------------------------------
O'Charley's, Inc. 1                                     8,800           166,936
--------------------------------------------------------------------------------
Papa John's International, Inc. 1,2                    35,600         1,285,516
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                          3,200            89,984
--------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1                 25,600           782,336
--------------------------------------------------------------------------------
Ruth's Chris Steak House, Inc. 1                        2,100            39,522
--------------------------------------------------------------------------------
Ryan's Restaurant Group, Inc. 1                         9,700           153,939
--------------------------------------------------------------------------------
Six Flags, Inc. 1                                       8,100            42,363
--------------------------------------------------------------------------------
Sonic Corp. 1                                           4,400            99,484
--------------------------------------------------------------------------------
Speedway Motorsports, Inc.                              4,100           149,281
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                 38,400         1,536,768
--------------------------------------------------------------------------------
WMS Industries, Inc. 1,2                               21,200           619,252
                                                                 ---------------
                                                                     19,341,339


                  2 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
American Greetings Corp., Cl. A 2                      51,900    $    1,199,928
--------------------------------------------------------------------------------
Avatar Holdings, Inc. 1                                   400            23,624
--------------------------------------------------------------------------------
Blyth, Inc.                                               700            17,031
--------------------------------------------------------------------------------
CSS Industries, Inc. 2                                    650            19,318
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. 2                          49,300         1,708,738
--------------------------------------------------------------------------------
Furniture Brands International, Inc. 2                 69,600         1,325,184
--------------------------------------------------------------------------------
Hooker Furniture Corp. 2                                2,500            36,650
--------------------------------------------------------------------------------
Interface, Inc., Cl. A 1                               37,100           477,848
--------------------------------------------------------------------------------
Kimball International, Inc., Cl. B 2                   12,000           231,600
--------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                       68,200           952,072
--------------------------------------------------------------------------------
Leggett & Platt, Inc.                                  19,800           495,594
--------------------------------------------------------------------------------
Lifetime Brands, Inc. 2                                   400             7,408
--------------------------------------------------------------------------------
Meritage Homes Corp. 1                                  6,800           282,948
--------------------------------------------------------------------------------
National Presto Industries, Inc. 2                        800            44,216
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                16,400           464,448
--------------------------------------------------------------------------------
Palm Harbor Homes, Inc. 1,2                               600             8,976
--------------------------------------------------------------------------------
Skyline Corp. 2                                         1,900            72,599
--------------------------------------------------------------------------------
Snap-On, Inc.                                          19,500           868,725
--------------------------------------------------------------------------------
Stanley Furniture Co., Inc. 2                          12,900           274,899
--------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1,2                   48,400           831,028
                                                                 ---------------
                                                                      9,342,834
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
Blair Corp.                                               267             6,889
--------------------------------------------------------------------------------
Blue Nile, Inc. 1                                       1,300            47,255
--------------------------------------------------------------------------------
FTD Group, Inc. 1,2                                    12,800           197,760
--------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                                12,500           459,875
--------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                   12,200           232,532
--------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1,2                      3,300            38,247
                                                                 ---------------
                                                                        982,558
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Hasbro, Inc.                                           29,400           668,850
--------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                 7,400           131,942
--------------------------------------------------------------------------------
K2, Inc. 1                                             16,900           198,237
--------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                         53,000         1,279,420
--------------------------------------------------------------------------------
Mattel, Inc.                                           20,500           403,850
--------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1,2                  5,800           162,400
                                                                 ---------------
                                                                      2,844,699
--------------------------------------------------------------------------------
MEDIA--0.9%
4Kids Entertainment, Inc. 1,2                             500             8,250
--------------------------------------------------------------------------------
Catalina Marketing Corp.                               19,900           547,250
--------------------------------------------------------------------------------
Charter Communications, Inc., Cl. A 1                  65,800           100,016
--------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1,2                             53,700           824,295
--------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A 1,2                         32,000           305,920
--------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A 1                     8,300           101,675


                  3 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
MEDIA CONTINUED
Entravision Communications Corp. 1                     20,100    $      149,544
--------------------------------------------------------------------------------
Harris Interactive, Inc. 1                              3,500            21,350
--------------------------------------------------------------------------------
Journal Register Co.                                    5,400            30,618
--------------------------------------------------------------------------------
Knology, Inc. 1                                        13,200           130,944
--------------------------------------------------------------------------------
Lee Enterprises, Inc.                                   2,100            53,004
--------------------------------------------------------------------------------
Live Nation 1                                           8,200           167,444
--------------------------------------------------------------------------------
LodgeNet Entertainment Corp. 1                          7,500           141,600
--------------------------------------------------------------------------------
Meredith Corp.                                          2,500           123,325
--------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A, Non-Vtg. 2    54,400           705,024
--------------------------------------------------------------------------------
Scholastic Corp. 1                                      6,200           193,130
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A 2                51,600           405,060
--------------------------------------------------------------------------------
TiVo, Inc. 1                                           12,400            94,116
--------------------------------------------------------------------------------
Tribune Co.                                             6,200           202,864
--------------------------------------------------------------------------------
Warner Music Group Corp.                                3,700            96,015
--------------------------------------------------------------------------------
Westwood One, Inc.                                      5,800            41,064
--------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                        1,200            43,212
--------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc. 2       51,600           847,788
                                                                 ---------------
                                                                      5,333,508
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
99 Cents Only Stores 1                                 11,400           134,862
--------------------------------------------------------------------------------
Big Lots, Inc. 1                                       99,700         1,975,057
--------------------------------------------------------------------------------
Bon-Ton Stores, Inc. 2                                  6,000           178,440
--------------------------------------------------------------------------------
Conn's, Inc. 1,2                                        5,900           123,133
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                 21,800           713,514
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                             34,000         1,052,640
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                             25,400           742,696
--------------------------------------------------------------------------------
Fred's, Inc. 2                                          5,700            71,934
--------------------------------------------------------------------------------
Nordstrom, Inc.                                        17,300           731,790
--------------------------------------------------------------------------------
Retail Ventures, Inc. 1                                12,700           195,707
                                                                 ---------------
                                                                      5,919,773
--------------------------------------------------------------------------------
SPECIALTY RETAIL--6.2%
Aeropostale, Inc. 1                                    34,200           999,666
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                        18,900           828,387
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                               21,700           908,362
--------------------------------------------------------------------------------
Asbury Automotive Group, Inc.                          14,900           306,940
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                     12,034           251,511
--------------------------------------------------------------------------------
AutoZone, Inc. 1                                        1,500           154,950
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                   25,800           978,852
--------------------------------------------------------------------------------
Books-A-Million, Inc. 2                                 6,800           121,380
--------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                   17,900           679,126
--------------------------------------------------------------------------------
Cache, Inc. 1,2                                        10,800           193,212
--------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1,2                     33,200           455,836
--------------------------------------------------------------------------------
Cato Corp., Cl. A                                      48,050         1,052,776
--------------------------------------------------------------------------------
Charlotte Russe Holding, Inc. 1                        16,000           440,640


                  4 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Charming Shoppes, Inc. 1,2                            139,800    $    1,996,344
--------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2               12,100           774,763
--------------------------------------------------------------------------------
Christopher & Banks Corp. 2                            56,200         1,656,776
--------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group           29,100           730,701
--------------------------------------------------------------------------------
CSK Auto Corp. 1,2                                      7,600           107,160
--------------------------------------------------------------------------------
Deb Shops, Inc.                                           200             5,128
--------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. 1                           6,000           273,120
--------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                             76,300         1,664,866
--------------------------------------------------------------------------------
DSW, Inc., Cl. A 1,2                                   20,300           639,450
--------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                          5,600            70,672
--------------------------------------------------------------------------------
Genesco, Inc. 1,2                                      13,600           468,792
--------------------------------------------------------------------------------
Group 1 Automotive, Inc.                               34,900         1,741,510
--------------------------------------------------------------------------------
Guess?, Inc. 1,2                                       19,400           941,482
--------------------------------------------------------------------------------
Gymboree Corp. 1,2                                     51,700         2,180,706
--------------------------------------------------------------------------------
Haverty Furniture Cos., Inc. 2                         15,200           242,440
--------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1,2                        8,887           232,662
--------------------------------------------------------------------------------
Limited Brands, Inc.                                   13,800           365,562
--------------------------------------------------------------------------------
Lithia Motors, Inc., Cl. A 2                            6,500           160,680
--------------------------------------------------------------------------------
Maidenform Brands, Inc. 1                               2,300            44,390
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                            46,450         1,728,405
--------------------------------------------------------------------------------
Monro Muffler Brake, Inc. 2                             2,000            68,020
--------------------------------------------------------------------------------
OfficeMax, Inc.                                        20,600           839,244
--------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                   30,100         1,696,737
--------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                             78,500         1,954,650
--------------------------------------------------------------------------------
RadioShack Corp. 2                                     35,900           692,870
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                  66,300         1,941,927
--------------------------------------------------------------------------------
Select Comfort Corp. 1,2                               61,100         1,336,868
--------------------------------------------------------------------------------
Shoe Carnival, Inc. 1                                  13,500           340,470
--------------------------------------------------------------------------------
Sonic Automotive, Inc. 2                               26,000           600,340
--------------------------------------------------------------------------------
Stage Stores, Inc.                                     36,450         1,069,443
--------------------------------------------------------------------------------
Stein Mart, Inc. 2                                      4,600            69,966
--------------------------------------------------------------------------------
Syms Corp. 1                                            3,200            65,152
--------------------------------------------------------------------------------
Talbots, Inc. (The) 2                                   5,600           152,600
--------------------------------------------------------------------------------
Tween Brands, Inc. 1,2                                 37,300         1,402,480
--------------------------------------------------------------------------------
United Auto Group, Inc. 2                              49,500         1,158,300
--------------------------------------------------------------------------------
United Retail Group, Inc. 1,2                           6,100           111,508
--------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A 1,2                              76,600           470,324
--------------------------------------------------------------------------------
Zale Corp. 1                                            2,800            77,672
--------------------------------------------------------------------------------
Zumiez, Inc. 1,2                                        6,600           178,200
                                                                 ---------------
                                                                     37,624,018
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.0%
Brown Shoe Co., Inc.                                   48,050         1,722,112
--------------------------------------------------------------------------------
Cherokee, Inc.                                          6,200           226,982
--------------------------------------------------------------------------------
Columbia Sportswear Co. 1,2                            15,000           837,450


                  5 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Deckers Outdoor Corp. 1,2                               9,400    $      444,808
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.                              19,200           622,848
--------------------------------------------------------------------------------
Kellwood Co. 2                                         35,300         1,017,699
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                    18,700           738,837
--------------------------------------------------------------------------------
Movado Group, Inc. 2                                    6,500           165,230
--------------------------------------------------------------------------------
Perry Ellis International, Inc. 1                       4,000           123,520
--------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                              24,700         1,031,719
--------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                         55,600         1,307,156
--------------------------------------------------------------------------------
Steven Madden Ltd.                                     29,000         1,137,960
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                 2,500            71,925
--------------------------------------------------------------------------------
True Religion Apparel, Inc. 1,2                         2,400            50,664
--------------------------------------------------------------------------------
VF Corp.                                                6,200           452,290
--------------------------------------------------------------------------------
Wolverine World Wide, Inc.                             71,250         2,017,088
                                                                 ---------------
                                                                     11,968,288
--------------------------------------------------------------------------------
CONSUMER STAPLES--3.0%
--------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co., Inc., Cl. A 1,2                        8,600           282,510
--------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                             7,800           162,474
--------------------------------------------------------------------------------
Jones Soda Co. 1,2                                      4,400            39,380
--------------------------------------------------------------------------------
MGP Ingredients, Inc.                                   6,600           140,382
--------------------------------------------------------------------------------
National Beverage Corp. 2                              18,200           216,762
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                       17,500           621,250
                                                                 ---------------
                                                                      1,462,758
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Andersons, Inc. (The)                                   7,700           262,955
--------------------------------------------------------------------------------
Arden Group, Inc., Cl. A 2                              1,405           163,542
--------------------------------------------------------------------------------
Casey's General Stores, Inc. 2                         50,600         1,126,862
--------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A 2                           2,900            76,502
--------------------------------------------------------------------------------
Longs Drug Stores, Inc. 2                              35,800         1,647,158
--------------------------------------------------------------------------------
Performance Food Group Co. 1,2                         41,500         1,165,735
--------------------------------------------------------------------------------
Smart & Final, Inc. 1,2                                10,700           182,649
--------------------------------------------------------------------------------
Spartan Stores, Inc. 2                                 14,200           239,980
--------------------------------------------------------------------------------
Weis Markets, Inc. 2                                    6,600           262,680
--------------------------------------------------------------------------------
Wild Oats Markets, Inc. 1,2                            25,200           407,484
                                                                 ---------------
                                                                      5,535,547
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Chiquita Brands International, Inc.                     6,100            81,618
--------------------------------------------------------------------------------
Corn Products International, Inc.                      10,300           335,162
--------------------------------------------------------------------------------
Darling International, Inc. 1                           2,300             9,637
--------------------------------------------------------------------------------
Dean Foods Co. 1                                       17,700           743,754
--------------------------------------------------------------------------------
Del Monte Foods Co.                                    50,200           524,590
--------------------------------------------------------------------------------
Delta & Pine Land Co.                                  25,400         1,028,700
--------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                  46,500         1,249,920
--------------------------------------------------------------------------------
Gold Kist Holdings, Inc. 1                              1,600            33,344
--------------------------------------------------------------------------------
Hormel Foods Corp.                                      2,300            82,754


                  6 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
J&J Snack Foods Corp. 2                                10,300    $      320,330
--------------------------------------------------------------------------------
Lancaster Colony Corp.                                    200             8,952
--------------------------------------------------------------------------------
Lance, Inc. 2                                           4,300            94,686
--------------------------------------------------------------------------------
McCormick & Co., Inc., Non-Vtg.                        16,800           638,064
--------------------------------------------------------------------------------
Premium Standard Farms, Inc.                           12,000           228,600
--------------------------------------------------------------------------------
Ralcorp Holdings, Inc. 1                                5,700           274,911
--------------------------------------------------------------------------------
Seaboard Corp. 2                                          450           542,250
--------------------------------------------------------------------------------
TreeHouse Foods, Inc. 1                                 7,100           167,915
                                                                 ---------------
                                                                      6,365,187
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Energizer Holdings, Inc. 1                             11,400           820,686
--------------------------------------------------------------------------------
WD-40 Co.                                               8,100           288,927
                                                                 ---------------
                                                                      1,109,613
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.3%
Bare Escentuals, Inc. 1                                 8,800           238,920
--------------------------------------------------------------------------------
Chattem, Inc. 1                                         1,100            38,632
--------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1                                 1,400            22,624
--------------------------------------------------------------------------------
Inter Parfums, Inc. 2                                   1,100            20,944
--------------------------------------------------------------------------------
Mannatech, Inc. 2                                      13,500           239,220
--------------------------------------------------------------------------------
Medifast, Inc. 1,2                                     10,500            91,140
--------------------------------------------------------------------------------
NBTY, Inc. 1                                           43,700         1,279,099
--------------------------------------------------------------------------------
Parlux Fragrances, Inc. 1,2                             1,100             5,599
--------------------------------------------------------------------------------
USANA Health Sciences, Inc. 1,2                         2,200            98,098
                                                                 ---------------
                                                                      2,034,276
--------------------------------------------------------------------------------
TOBACCO--0.3%
Loews Corp./Carolina Group                             14,000           775,460
--------------------------------------------------------------------------------
UST, Inc.                                              16,800           921,144
--------------------------------------------------------------------------------
Vector Group Ltd. 2                                     3,776            61,247
                                                                 ---------------
                                                                      1,757,851
--------------------------------------------------------------------------------
ENERGY--6.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.0%
CHC Helicopter Corp., Cl. A                             1,400            27,555
--------------------------------------------------------------------------------
Dril-Quip, Inc. 1,2                                    12,000           812,160
--------------------------------------------------------------------------------
Ensign Energy Services, Inc.                           27,200           451,407
--------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                   235,400         1,572,472
--------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1,2                             3,400           108,256
--------------------------------------------------------------------------------
Horizon North Logistics, Inc. 1                           863             2,509
--------------------------------------------------------------------------------
Horizon North Logistics, Inc. 1                           607             1,412
--------------------------------------------------------------------------------
Input/Output, Inc. 1,2                                 14,400           142,992
--------------------------------------------------------------------------------
Leader Energy Services Ltd. 1,3                        74,600           159,512
--------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                         27,800         1,344,964
--------------------------------------------------------------------------------
Lufkin Industries, Inc. 2                              16,300           862,596
--------------------------------------------------------------------------------
Matrix Service Co. 1,2                                 23,400           306,306
--------------------------------------------------------------------------------
Maverick Tube Corp. 1,2                                10,200           661,266


                  7 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Mullen Group Income Fund                                3,000    $       59,799
--------------------------------------------------------------------------------
Nabors Industries Ltd. 1                               12,400           368,900
--------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1,2                           10,900           313,920
--------------------------------------------------------------------------------
NS Group, Inc. 1,2                                     33,100         2,136,605
--------------------------------------------------------------------------------
Parker Drilling Co. 1                                 100,500           711,540
--------------------------------------------------------------------------------
Pason Systems, Inc.                                    19,900           280,941
--------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                             15,000           356,400
--------------------------------------------------------------------------------
RPC, Inc.                                               9,400           172,208
--------------------------------------------------------------------------------
Savanna Energy Services Corp. 1                         5,760            94,304
--------------------------------------------------------------------------------
Seacor Holdings, Inc. 1                                 7,800           643,500
--------------------------------------------------------------------------------
Technicoil Corp. 1                                      7,100            12,069
--------------------------------------------------------------------------------
Technicoil Corp. 1                                     72,900           123,919
--------------------------------------------------------------------------------
Tidewater, Inc.                                        15,400           680,526
--------------------------------------------------------------------------------
Trican Well Service Ltd.                               23,200           390,835
--------------------------------------------------------------------------------
Trico Marine Services, Inc. 1,2                        11,100           374,625
--------------------------------------------------------------------------------
Unit Corp. 1                                           11,800           542,446
--------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1,2               23,700         1,266,765
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                    31,200         2,053,584
--------------------------------------------------------------------------------
W-H Energy Services, Inc. 1                            33,100         1,372,657
                                                                 ---------------
                                                                     18,408,950
--------------------------------------------------------------------------------
OIL & GAS--3.3%
Alberta Clipper Energy, Inc. 1                          7,887            43,042
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                    64,300           220,901
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                    27,900            95,850
--------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A 2                            6,000           168,960
--------------------------------------------------------------------------------
Birchcliff Energy Ltd. 1                                4,700            17,660
--------------------------------------------------------------------------------
Callon Petroleum Co. 1                                 12,500           169,500
--------------------------------------------------------------------------------
Capitol Energy Resources Ltd. 1                        24,500           101,924
--------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                               7,400            84,080
--------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                               6,300            69,720
--------------------------------------------------------------------------------
Chamaelo Exploration Ltd. 1                            57,580           238,511
--------------------------------------------------------------------------------
Cimarex Energy Co.                                     17,600           619,344
--------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                           53,900         1,463,385
--------------------------------------------------------------------------------
Crew Energy, Inc. 1                                     7,666            81,341
--------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                  15,840           159,994
--------------------------------------------------------------------------------
Delek US Holdings, Inc. 1,2                             5,400            99,900
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                   5,000            12,883
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                  35,000            90,181
--------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                    2,200            66,507
--------------------------------------------------------------------------------
Edge Petroleum Corp. 1,2                               17,000           279,990
--------------------------------------------------------------------------------
Ember Resources, Inc. 1                                 5,887            13,430
--------------------------------------------------------------------------------
Ember Resources, Inc. 1                                 9,700            22,129
--------------------------------------------------------------------------------
Exploration Co. (The) of Delaware 1                    25,200           241,164


                  8 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
OIL & GAS CONTINUED
Foundation Coal Holdings, Inc.                         20,900    $      676,533
--------------------------------------------------------------------------------
Frontier Oil Corp.                                     27,600           733,608
--------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                          10,350           163,896
--------------------------------------------------------------------------------
Galleon Energy, Inc., Subscription Receipts 1          11,250           178,148
--------------------------------------------------------------------------------
General Maritime Corp. 2                               28,800         1,053,504
--------------------------------------------------------------------------------
Giant Industries, Inc. 1                                  700            56,840
--------------------------------------------------------------------------------
Harvest Natural Resources, Inc. 1                       1,800            18,630
--------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                 511             7,767
--------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                               1,700            25,840
--------------------------------------------------------------------------------
Holly Corp.                                            17,000           736,610
--------------------------------------------------------------------------------
Mahalo Energy Ltd. 1,3                                 19,500            42,742
--------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                        45,050           137,034
--------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1                               8,732            93,745
--------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1,4                             6,400            68,709
--------------------------------------------------------------------------------
OMI Corp. 2                                            53,900         1,170,169
--------------------------------------------------------------------------------
Open Range Energy Corp. 1                                 910             2,565
--------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                       13,100           809,187
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                      25,200           606,243
--------------------------------------------------------------------------------
Penn Virginia Corp.                                    11,400           722,874
--------------------------------------------------------------------------------
Petrohawk Energy Corp. 1                                1,395            14,480
--------------------------------------------------------------------------------
PetroQuest Energy, Inc. 1,2                            28,400           296,212
--------------------------------------------------------------------------------
Pogo Producing Co. 2                                   10,800           442,260
--------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                    12,840           147,153
--------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                               33,020           127,028
--------------------------------------------------------------------------------
Real Resources, Inc. 1                                  4,800            81,979
--------------------------------------------------------------------------------
Redstar Oil & Gas, Inc. 1                              35,955            42,783
--------------------------------------------------------------------------------
Shiningbank Energy Income Fund                         13,066           206,554
--------------------------------------------------------------------------------
Sound Energy Trust                                     18,066           108,129
--------------------------------------------------------------------------------
St. Mary Land & Exploration Co. 2                      16,400           602,044
--------------------------------------------------------------------------------
Stone Energy Corp. 1                                    9,300           376,464
--------------------------------------------------------------------------------
Sunoco, Inc.                                           14,000           870,660
--------------------------------------------------------------------------------
Sure Energy, Inc. 1                                     6,023             5,658
--------------------------------------------------------------------------------
Swift Energy Co. 1,2                                   32,800         1,371,696
--------------------------------------------------------------------------------
Teekay Shipping Corp.                                   3,100           127,441
--------------------------------------------------------------------------------
Tesoro Corp.                                           11,700           678,366
--------------------------------------------------------------------------------
Thunder Energy Trust                                   11,833            73,364
--------------------------------------------------------------------------------
True Energy Trust                                       7,014            66,391
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                    26,300            69,412
--------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                  21,300            56,216
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                    77,900           203,129
--------------------------------------------------------------------------------
USEC, Inc. 2                                           69,900           673,836
--------------------------------------------------------------------------------
VAALCO Energy, Inc. 1,2                                42,900           308,022
--------------------------------------------------------------------------------
Vault Energy Trust                                      3,200            19,267
--------------------------------------------------------------------------------
Vero Energy, Inc. 1                                     2,482            10,414


                  9 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
OIL & GAS CONTINUED
W&T Offshore, Inc. 2                                   12,400    $      362,204
--------------------------------------------------------------------------------
West Energy Ltd. 1                                      8,600            43,933
--------------------------------------------------------------------------------
Western Refining, Inc. 2                               43,300         1,006,292
--------------------------------------------------------------------------------
Zenas Energy Corp. 1                                   17,437            50,388
                                                                 ---------------
                                                                     20,106,815
--------------------------------------------------------------------------------
FINANCIALS--15.6%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.4%
Apollo Investment Corp.                                 8,100           166,131
--------------------------------------------------------------------------------
Calamos Asset Management, Inc., Cl. A                   1,600            46,912
--------------------------------------------------------------------------------
Cohen & Steers, Inc. 2                                  1,400            45,304
--------------------------------------------------------------------------------
GFI Group, Inc. 1                                       5,200           287,508
--------------------------------------------------------------------------------
Greenhill & Co., Inc. 2                                17,800         1,192,956
--------------------------------------------------------------------------------
Janus Capital Group, Inc.                              33,600           662,592
--------------------------------------------------------------------------------
Jefferies Group, Inc.                                  21,500           612,750
--------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1                   112,500         2,047,500
--------------------------------------------------------------------------------
LaBranche & Co., Inc. 1,2                              39,100           405,467
--------------------------------------------------------------------------------
Lazard Ltd., Cl. A 2                                    3,300           131,934
--------------------------------------------------------------------------------
Penson Worldwide, Inc. 1,2                              2,600            46,670
--------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1,2                           30,900         1,873,158
--------------------------------------------------------------------------------
Raymond James Financial, Inc.                          16,750           489,770
--------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc. 2                       500             6,255
--------------------------------------------------------------------------------
Stifel Financial Corp. 1,2                              5,300           168,222
--------------------------------------------------------------------------------
SWS Group, Inc. 2                                      16,300           405,707
                                                                 ---------------
                                                                      8,588,836
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.9%
BancorpSouth, Inc.                                     21,200           588,512
--------------------------------------------------------------------------------
Banner Corp.                                            1,800            73,872
--------------------------------------------------------------------------------
BOK Financial Corp.                                       900            47,340
--------------------------------------------------------------------------------
Capital Corp. of the West 2                               720            22,334
--------------------------------------------------------------------------------
Cascade Bancorp 2                                         700            26,285
--------------------------------------------------------------------------------
Chittenden Corp. 2                                      3,400            97,546
--------------------------------------------------------------------------------
Citizens Banking Corp.                                    600            15,756
--------------------------------------------------------------------------------
City Holding Co.                                        9,700           386,739
--------------------------------------------------------------------------------
Columbia Banking System, Inc.                           9,090           290,971
--------------------------------------------------------------------------------
Comerica, Inc.                                          6,600           375,672
--------------------------------------------------------------------------------
Community Bank System, Inc. 2                             400             8,864
--------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                           4,315           162,460
--------------------------------------------------------------------------------
F.N.B. Corp. 2                                          6,500           108,290
--------------------------------------------------------------------------------
Financial Institutions, Inc.                              600            14,016
--------------------------------------------------------------------------------
First BanCorp                                           3,300            36,498
--------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                  1,400           267,540
--------------------------------------------------------------------------------
First Indiana Corp. 2                                   4,050           105,341
--------------------------------------------------------------------------------
First Republic Bank 2                                  17,800           757,568
--------------------------------------------------------------------------------
First Security Group, Inc.                             14,900           171,648
--------------------------------------------------------------------------------
First South Bancorp, Inc. 2                               700            21,413


                 10 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Frontier Financial Corp. 2                              3,750    $       97,275
--------------------------------------------------------------------------------
Greater Bay Bancorp 2                                  37,700         1,063,517
--------------------------------------------------------------------------------
Greene County Bancshares, Inc. 2                        2,400            87,744
--------------------------------------------------------------------------------
Hancock Holding Co. 2                                  12,200           653,310
--------------------------------------------------------------------------------
Hanmi Financial Corp.                                  17,500           343,000
--------------------------------------------------------------------------------
Horizon Financial Corp. 2                               1,800            53,748
--------------------------------------------------------------------------------
Huntington Bancshares, Inc.                             5,600           134,008
--------------------------------------------------------------------------------
Independent Bank Corp.                                 11,827           287,160
--------------------------------------------------------------------------------
Integra Bank Corp.                                        800            20,224
--------------------------------------------------------------------------------
Intervest Bancshares Corp. 1,2                          4,500           196,020
--------------------------------------------------------------------------------
MainSource Financial Group, Inc. 2                      2,283            38,743
--------------------------------------------------------------------------------
National Penn Bancshares, Inc. 2                        8,615           169,026
--------------------------------------------------------------------------------
NBT Bancorp, Inc. 2                                     1,400            32,564
--------------------------------------------------------------------------------
Oriental Financial Group, Inc. 2                          300             3,576
--------------------------------------------------------------------------------
Pacific Capital Bancorp 2                               7,910           213,333
--------------------------------------------------------------------------------
Pinnacle Financial Partners, Inc. 1,2                     700            25,060
--------------------------------------------------------------------------------
Porter Bancorp, Inc. 1                                  2,500            56,700
--------------------------------------------------------------------------------
Preferred Bank                                          3,700           221,889
--------------------------------------------------------------------------------
PrivateBancorp, Inc. 2                                  7,000           320,040
--------------------------------------------------------------------------------
Provident Bankshares Corp. 2                           21,151           783,645
--------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                           3,234            68,399
--------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                 3,000            77,460
--------------------------------------------------------------------------------
Sterling Bancshares, Inc. 2                            12,700           257,175
--------------------------------------------------------------------------------
Sterling Financial Corp., Western US 2                 26,975           874,799
--------------------------------------------------------------------------------
SVB Financial Group 1                                  19,700           879,408
--------------------------------------------------------------------------------
TCF Financial Corp.                                    23,000           604,670
--------------------------------------------------------------------------------
TD Banknorth, Inc.                                      4,000           115,520
--------------------------------------------------------------------------------
Texas Regional Bancshares, Inc., Cl. A                     20               769
--------------------------------------------------------------------------------
Union Bankshares Corp.                                    800            35,456
--------------------------------------------------------------------------------
United Bankshares, Inc. 2                               4,100           152,602
--------------------------------------------------------------------------------
United Community Banks, Inc. 2                          3,900           117,195
--------------------------------------------------------------------------------
Virginia Commerce Bancorp, Inc. 1,2                     3,600            79,920
--------------------------------------------------------------------------------
WesBanco, Inc. 2                                        3,300            96,426
--------------------------------------------------------------------------------
Wilshire Bancorp, Inc. 2                                  600            11,424
                                                                 ---------------
                                                                     11,750,470
--------------------------------------------------------------------------------
CONSUMER FINANCE--1.1%
Ace Cash Express, Inc. 1,2                              4,200           125,538
--------------------------------------------------------------------------------
Advance America Cash Advance Centers, Inc. 2            5,700            82,194
--------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                                 30,200         1,114,380
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                    32,200           804,678
--------------------------------------------------------------------------------
ASTA Funding, Inc. 2                                   15,300           573,597
--------------------------------------------------------------------------------
Cash America International, Inc.                       45,000         1,758,600
--------------------------------------------------------------------------------
Credit Acceptance Corp. 1                               1,600            47,488
--------------------------------------------------------------------------------
Dollar Financial Corp. 1                               13,100           285,842


                 11 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE CONTINUED
EZCORP, Inc., Cl. A 1,2                                10,400    $      402,272
--------------------------------------------------------------------------------
First Cash Financial Services, Inc. 1                  22,500           463,275
--------------------------------------------------------------------------------
First Marblehead Corp. (The) 2                          6,000           415,560
--------------------------------------------------------------------------------
World Acceptance Corp. 1,2                             13,100           576,138
                                                                 ---------------
                                                                      6,649,562
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
Financial Federal Corp. 2                               3,500            93,800
--------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl. A 2       44,900         2,105,361
--------------------------------------------------------------------------------
Medallion Financial Corp.                               6,600            72,798
--------------------------------------------------------------------------------
Pico Holdings, Inc. 1,2                                 3,600           117,180
--------------------------------------------------------------------------------
Resource America, Inc., Cl. A                           3,600            74,880
                                                                 ---------------
                                                                      2,464,019
--------------------------------------------------------------------------------
INSURANCE--4.8%
21st Century Insurance Group 2                            700            10,465
--------------------------------------------------------------------------------
Affirmative Insurance Holdings, Inc.                    6,000            87,900
--------------------------------------------------------------------------------
Alfa Corp. 2                                              700            12,089
--------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                             8,200           678,550
--------------------------------------------------------------------------------
American Equity Investment Life Holding Co. 2          28,400           348,468
--------------------------------------------------------------------------------
American Physicians Capital, Inc. 1                     9,100           440,258
--------------------------------------------------------------------------------
AmerUs Group Co.                                       14,448           982,608
--------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                              12,100           768,229
--------------------------------------------------------------------------------
Argonaut Group, Inc. 1                                 30,600           949,518
--------------------------------------------------------------------------------
Assurant, Inc.                                          9,400           502,054
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                   11,950           422,911
--------------------------------------------------------------------------------
Bristol West Holdings, Inc.                            20,700           301,185
--------------------------------------------------------------------------------
Cincinnati Financial Corp.                              4,100           197,046
--------------------------------------------------------------------------------
CNA Surety Corp. 1,2                                   14,800           298,960
--------------------------------------------------------------------------------
Commerce Group, Inc. (The)                             13,500           405,675
--------------------------------------------------------------------------------
Darwin Professional Underwriters, Inc. 1,2              7,900           175,459
--------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A 2                  37,050         1,477,554
--------------------------------------------------------------------------------
Direct General Corp. 2                                 20,700           278,622
--------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                           11,066           223,755
--------------------------------------------------------------------------------
EMC Insurance Group, Inc. 2                             6,000           173,040
--------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A 2                      4,100           137,227
--------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1                           12,500           495,125
--------------------------------------------------------------------------------
Great American Financial Resources, Inc. 2              3,100            64,883
--------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                          16,400           731,932
--------------------------------------------------------------------------------
Harleysville Group, Inc. 2                             21,800           762,782
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                            6,000           197,280
--------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co. 2                            4,100           174,865
--------------------------------------------------------------------------------
Horace Mann Educators Corp.                            43,800           842,274
--------------------------------------------------------------------------------
Independence Holding Co. 2                                540            11,750
--------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                     32,300         1,328,499
--------------------------------------------------------------------------------
IPC Holdings Ltd. 2                                    13,100           398,502


                 12 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INSURANCE CONTINUED
LandAmerica Financial Group, Inc. 2                    23,100    $    1,519,749
--------------------------------------------------------------------------------
MBIA, Inc.                                             14,300           878,592
--------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc. 1,2                  11,400           128,364
--------------------------------------------------------------------------------
Midland Co. (The)                                       3,200           138,624
--------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A                800           183,912
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A              3,600           173,160
--------------------------------------------------------------------------------
Navigators Group, Inc. (The) 1,2                        3,700           177,637
--------------------------------------------------------------------------------
Odyssey Re Holdings Corp.                               6,400           216,192
--------------------------------------------------------------------------------
Ohio Casualty Corp.                                    52,600         1,360,762
--------------------------------------------------------------------------------
Old Republic International Corp.                       34,750           769,713
--------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                   200            13,514
--------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                 2,400            95,472
--------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                              104,800         1,467,200
--------------------------------------------------------------------------------
Presidential Life Corp.                                 8,900           199,093
--------------------------------------------------------------------------------
ProCentury Corp.                                       16,000           240,000
--------------------------------------------------------------------------------
Protective Life Corp.                                   4,200           192,150
--------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                      6,100           316,773
--------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                             7,200           400,320
--------------------------------------------------------------------------------
Republic Cos. Group, Inc.                              32,900           654,710
--------------------------------------------------------------------------------
RLI Corp. 2                                            14,700           746,613
--------------------------------------------------------------------------------
Safeco Corp.                                            9,500           559,835
--------------------------------------------------------------------------------
Safety Insurance Group, Inc. 2                         19,800           963,468
--------------------------------------------------------------------------------
Seabright Insurance Holdings, Inc. 1                    9,400           131,318
--------------------------------------------------------------------------------
Selective Insurance Group, Inc.                        27,700         1,457,297
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                          2,200            98,186
--------------------------------------------------------------------------------
State Auto Financial Corp.                             19,100           583,505
--------------------------------------------------------------------------------
Stewart Information Services Corp.                        100             3,477
--------------------------------------------------------------------------------
Torchmark Corp.                                         5,000           315,550
--------------------------------------------------------------------------------
Tower Group, Inc.                                      10,500           350,175
--------------------------------------------------------------------------------
U.S.I. Holdings Corp. 1,2                              20,500           277,775
--------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                  6,106           137,202
--------------------------------------------------------------------------------
Zenith National Insurance Corp.                        23,600           941,404
                                                                 ---------------
                                                                     29,571,207
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--3.1%
Acadia Realty Trust                                     4,400           112,200
--------------------------------------------------------------------------------
Agree Realty Corp. 2                                    7,300           239,805
--------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                   5,600           525,280
--------------------------------------------------------------------------------
AMB Property Corp.                                      3,600           198,396
--------------------------------------------------------------------------------
American Home Mortgage Investment Corp.                 2,000            69,740
--------------------------------------------------------------------------------
Ashford Hospitality Trust                               6,200            73,966
--------------------------------------------------------------------------------
Associated Estates Realty Corp.                         3,800            58,786
--------------------------------------------------------------------------------
BioMed Realty Trust, Inc.                              12,800           388,352
--------------------------------------------------------------------------------
Brandywine Realty Trust                                13,214           430,116
--------------------------------------------------------------------------------
BRE Properties, Inc., Cl. A                             1,700           101,541
--------------------------------------------------------------------------------
Camden Property Trust                                   2,700           205,227
--------------------------------------------------------------------------------
Capital Trust, Cl. A 2                                  1,300            52,949
--------------------------------------------------------------------------------
CapitalSource, Inc. 2                                  14,400           371,808
--------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                      10,500           440,055


                 13 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
CentraCore Properties Trust 2                           1,900    $       60,325
--------------------------------------------------------------------------------
Colonial Properties Trust 2                             9,054           432,872
--------------------------------------------------------------------------------
Corporate Office Properties Trust                       7,200           322,272
--------------------------------------------------------------------------------
Crescent Real Estate Equities, Inc.                     7,600           165,756
--------------------------------------------------------------------------------
DiamondRock Hospitality Co.                            20,800           345,488
--------------------------------------------------------------------------------
Digital Realty Trust, Inc.                             11,300           353,916
--------------------------------------------------------------------------------
Duke Realty Investments, Inc.                           2,600            97,110
--------------------------------------------------------------------------------
EastGroup Properties, Inc.                              5,100           254,286
--------------------------------------------------------------------------------
Entertainment Properties Trust                          3,100           152,892
--------------------------------------------------------------------------------
Equity Inns, Inc. 2                                    21,700           345,464
--------------------------------------------------------------------------------
Equity Lifestyle Properties, Inc.                       1,200            54,852
--------------------------------------------------------------------------------
Equity One, Inc. 2                                     14,200           340,374
--------------------------------------------------------------------------------
Federal Realty Investment Trust                         4,000           297,200
--------------------------------------------------------------------------------
FelCor Lodging Trust, Inc. 2                            7,600           152,380
--------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                  11,500           506,000
--------------------------------------------------------------------------------
First Potomac Realty Trust                                900            27,198
--------------------------------------------------------------------------------
Franklin Street Properties Corp. 2                      1,000            19,860
--------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., Cl. A           3,100            24,893
--------------------------------------------------------------------------------
Getty Realty Corp. 2                                      800            23,424
--------------------------------------------------------------------------------
Glenborough Realty Trust, Inc.                          1,200            30,876
--------------------------------------------------------------------------------
Glimcher Realty Trust 2                                 6,400           158,592
--------------------------------------------------------------------------------
Gramercy Capital Corp.                                  5,000           126,050
--------------------------------------------------------------------------------
Health Care REIT, Inc. 2                                5,200           208,052
--------------------------------------------------------------------------------
Healthcare Realty Trust, Inc. 2                         5,200           199,732
--------------------------------------------------------------------------------
Heritage Property Investment Trust                      5,200           189,592
--------------------------------------------------------------------------------
Highland Hospitality Corp.                              6,600            94,578
--------------------------------------------------------------------------------
Highwoods Properties, Inc.                              8,800           327,448
--------------------------------------------------------------------------------
Home Properties of New York, Inc.                       5,600           320,096
--------------------------------------------------------------------------------
Hospitality Properties Trust                            8,100           382,320
--------------------------------------------------------------------------------
HRPT Properties Trust                                   7,000            83,650
--------------------------------------------------------------------------------
Inland Real Estate Corp. 2                              4,500            78,840
--------------------------------------------------------------------------------
Innkeepers USA Trust                                    8,500           138,465
--------------------------------------------------------------------------------
Kilroy Realty Corp.                                     3,600           271,224
--------------------------------------------------------------------------------
Kite Realty Group Trust                                 1,000            17,040
--------------------------------------------------------------------------------
KKR Financial Corp.                                     1,500            36,810
--------------------------------------------------------------------------------
LaSalle Hotel Properties                                4,200           182,028
--------------------------------------------------------------------------------
Lexington Corporate Properties Trust 2                  9,700           205,446
--------------------------------------------------------------------------------
Liberty Property Trust 2                                8,500           406,215
--------------------------------------------------------------------------------
Longview Fibre Co.                                     18,776           381,528
--------------------------------------------------------------------------------
LTC Properties, Inc. 2                                  7,300           177,025
--------------------------------------------------------------------------------
Macerich Co. (The)                                      1,600           122,176
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                  5,800           300,440
--------------------------------------------------------------------------------
Maguire Properties, Inc. 2                             10,100           411,474
--------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc. 2               7,900           483,638
--------------------------------------------------------------------------------
National Retail Properties, Inc. 2                     17,800           384,480
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                     10,600           283,444
--------------------------------------------------------------------------------
Omega Healthcare Investors, Inc. 2                      1,900            28,519


                 14 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
Pan Pacific Retail Properties, Inc.                     2,800    $      194,376
--------------------------------------------------------------------------------
Parkway Properties, Inc. 2                                800            37,192
--------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust 2             6,300           268,191
--------------------------------------------------------------------------------
Post Properties, Inc.                                   5,600           266,112
--------------------------------------------------------------------------------
PS Business Parks, Inc.                                 5,200           313,560
--------------------------------------------------------------------------------
RAIT Investment Trust 2                                 1,000            28,850
--------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust 2                     3,700           118,215
--------------------------------------------------------------------------------
Realty Income Corp. 2                                   4,100           101,311
--------------------------------------------------------------------------------
Reckson Associates Realty Corp.                         1,600            68,480
--------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                   1,300            65,481
--------------------------------------------------------------------------------
Regency Centers Corp.                                   2,500           171,900
--------------------------------------------------------------------------------
Senior Housing Properties Trust 2                      14,800           315,832
--------------------------------------------------------------------------------
Simon Property Group, Inc.                                258            23,380
--------------------------------------------------------------------------------
SL Green Realty Corp.                                   1,900           212,230
--------------------------------------------------------------------------------
Sovran Self Storage, Inc. 2                             6,000           333,300
--------------------------------------------------------------------------------
Spirit Finance Corp. 2                                 21,300           247,293
--------------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.                       27,200           540,736
--------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.                         14,200           422,024
--------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 2                  11,000           391,820
--------------------------------------------------------------------------------
Trizec Properties, Inc.                                 4,700           135,877
--------------------------------------------------------------------------------
U-Store-It Trust 2                                      5,500           118,030
--------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                      9,700           292,940
--------------------------------------------------------------------------------
Ventas, Inc.                                            9,800           377,692
--------------------------------------------------------------------------------
Washington Real Estate Investment Trust 2               5,800           230,840
--------------------------------------------------------------------------------
Weingarten Realty Investors 2                           5,400           232,308
--------------------------------------------------------------------------------
Winston Hotels, Inc.                                    3,000            36,960
                                                                 ---------------
                                                                     18,819,491
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
CB Richard Ellis Group, Inc., Cl. A 1                  19,900           489,540
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                8,000           683,840
--------------------------------------------------------------------------------
Stratus Properties, Inc. 1                              2,200            71,192
--------------------------------------------------------------------------------
Trammell Crow Co. 1,2                                  45,800         1,672,158
                                                                 ---------------
                                                                      2,916,730
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.4%
Accredited Home Lenders Holding Co. 1,2                14,200           510,348
--------------------------------------------------------------------------------
Aether Holdings, Inc. 1                                 8,500            50,490
--------------------------------------------------------------------------------
Astoria Financial Corp.                                21,650           667,253
--------------------------------------------------------------------------------
Bank Mutual Corp. 2                                    32,036           388,597
--------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A 2                    49,900         1,300,893
--------------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc.                             100             3,559
--------------------------------------------------------------------------------
Citizens First Bancorp, Inc. 2                          2,600            66,196
--------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc.                       18,200           290,108
--------------------------------------------------------------------------------
Corus Bankshares, Inc. 2                               34,000           760,240
--------------------------------------------------------------------------------
Downey Financial Corp.                                  6,300           419,202
--------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg. 2        10,300           272,641


                 15 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE CONTINUED
First Defiance Financial Corp.                          1,100    $       31,383
--------------------------------------------------------------------------------
First Financial Holdings, Inc. 2                        3,200           109,504
--------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                    26,700           389,286
--------------------------------------------------------------------------------
First Place Financial Corp. 2                           5,800           131,428
--------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                           17,300           981,256
--------------------------------------------------------------------------------
Flagstar Bancorp, Inc. 2                                2,100            30,555
--------------------------------------------------------------------------------
Fremont General Corp.                                   6,500            90,935
--------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                              24,200           320,650
--------------------------------------------------------------------------------
ITLA Capital Corp.                                      1,800            96,768
--------------------------------------------------------------------------------
KBNT Bancorp, Inc. 2                                    4,500            72,360
--------------------------------------------------------------------------------
MAF Bancorp, Inc. 2                                    23,100           953,799
--------------------------------------------------------------------------------
MGIC Investment Corp.                                   9,300           557,721
--------------------------------------------------------------------------------
New York Community Bancorp, Inc. 2                     36,600           599,508
--------------------------------------------------------------------------------
Ocwen Financial Corp. 1,2                              57,200           852,280
--------------------------------------------------------------------------------
PFF Bancorp, Inc. 2                                    22,910           848,586
--------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                                16,000           700,960
--------------------------------------------------------------------------------
Provident Financial Services, Inc.                     43,200           799,632
--------------------------------------------------------------------------------
Provident New York Bancorp 2                              200             2,736
--------------------------------------------------------------------------------
Radian Group, Inc.                                     12,600           756,000
--------------------------------------------------------------------------------
TierOne Corp. 2                                        13,300           451,269
--------------------------------------------------------------------------------
Triad Guaranty, Inc. 1,2                                7,100           363,307
--------------------------------------------------------------------------------
Webster Financial Corp.                                 5,800           273,238
--------------------------------------------------------------------------------
WSFS Financial Corp. 2                                  4,600           286,074
                                                                 ---------------
                                                                     14,428,762
--------------------------------------------------------------------------------
HEALTH CARE--7.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.5%
Albany Molecular Research, Inc. 1                      14,400           134,784
--------------------------------------------------------------------------------
Alnylam Pharmaceuticals, Inc. 1,2                       2,900            41,789
--------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                 32,800         1,086,008
--------------------------------------------------------------------------------
Digene Corp. 1,2                                        6,000           258,900
--------------------------------------------------------------------------------
Diversa Corp. 1,2                                      16,100           129,122
--------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. 1,2                         20,900           150,062
--------------------------------------------------------------------------------
Kendle International, Inc. 1                           11,000           352,220
--------------------------------------------------------------------------------
Lexicon Genetics, Inc. 1,2                              3,400            12,818
--------------------------------------------------------------------------------
Luminex Corp. 1                                        18,300           333,609
--------------------------------------------------------------------------------
QLT PhotoTherapeutics, Inc. 1                           9,100            69,160
--------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1,2                     6,200            97,278
--------------------------------------------------------------------------------
Savient Pharmaceuticals, Inc. 1                         4,701            30,604
--------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1,2                       3,500            15,680
                                                                 ---------------
                                                                      2,712,034
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Abaxis, Inc. 1,2                                       14,100           329,799
--------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1,2                  10,100           714,373
--------------------------------------------------------------------------------
BioLase Technology, Inc. 1,2                              100               625


                 16 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Candela Corp. 1                                        14,000    $      152,740
--------------------------------------------------------------------------------
Dade Behring Holdings, Inc.                            11,700           469,872
--------------------------------------------------------------------------------
Datascope Corp. 2                                       4,000           133,880
--------------------------------------------------------------------------------
Dentsply International, Inc.                            8,300           249,913
--------------------------------------------------------------------------------
DJO, Inc. 1,2                                          22,100           917,813
--------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                           16,800           782,712
--------------------------------------------------------------------------------
Encore Medical Corp. 1                                  5,400            34,020
--------------------------------------------------------------------------------
Greatbatch, Inc. 1,2                                    4,300            97,266
--------------------------------------------------------------------------------
Hillenbrand Industries, Inc.                            5,400           307,692
--------------------------------------------------------------------------------
ICU Medical, Inc. 1,2                                  10,300           468,444
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                              7,600           692,664
--------------------------------------------------------------------------------
Immucor, Inc. 1,2                                      19,100           428,031
--------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp. 1,2                18,400           689,632
--------------------------------------------------------------------------------
Invacare Corp.                                          1,500            35,280
--------------------------------------------------------------------------------
Medical Action Industries, Inc. 1,2                       500            13,445
--------------------------------------------------------------------------------
Mentor Corp.                                            5,000           251,950
--------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                            12,500           293,875
--------------------------------------------------------------------------------
Molecular Devices Corp. 1                              12,500           231,125
--------------------------------------------------------------------------------
NeuroMetrix, Inc. 1                                     8,500           161,585
--------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1,2                 19,400           818,680
--------------------------------------------------------------------------------
Quidel Corp. 1                                          3,000            42,360
--------------------------------------------------------------------------------
Thermo Electron Corp. 1                                 8,900           350,037
--------------------------------------------------------------------------------
Varian, Inc. 1                                         36,600         1,678,842
--------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1,2                      14,000           571,620
--------------------------------------------------------------------------------
Viasys Healthcare, Inc. 1                                 700            19,068
--------------------------------------------------------------------------------
Vital Signs, Inc. 2                                       400            22,644
--------------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                      7,400           290,598
--------------------------------------------------------------------------------
Zoll Medical Corp. 1,2                                 11,000           394,790
                                                                 ---------------
                                                                     11,645,375
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.2%
Air Methods Corp. 1,2                                   9,500           224,200
--------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                     43,100         1,273,605
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                15,600           705,120
--------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1                          5,500           108,570
--------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1,2                    6,800           152,660
--------------------------------------------------------------------------------
Centene Corp. 1                                         6,100           100,284
--------------------------------------------------------------------------------
Chemed Corp. 2                                         26,900           867,794
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                           17,100           880,992
--------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1,2                     14,500           246,500
--------------------------------------------------------------------------------
Emergency Medical Services LP, Cl. A 1                    500             8,175
--------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                           22,900         1,090,727
--------------------------------------------------------------------------------
Gentiva Health Services, Inc. 1                           200             3,288
--------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc. 1,2                         500             3,290


                 17 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Healthspring, Inc. 1                                    8,300    $      159,775
--------------------------------------------------------------------------------
Healthways, Inc. 1                                     24,300         1,083,780
--------------------------------------------------------------------------------
HMS Holdings Corp. 1                                    4,000            50,480
--------------------------------------------------------------------------------
Humana, Inc. 1                                         14,300           945,087
--------------------------------------------------------------------------------
InVentiv Health, Inc. 1                                 1,600            51,248
--------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1                             12,800           380,544
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                 15,100           990,107
--------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                     27,300         1,127,763
--------------------------------------------------------------------------------
LHC Group, Inc. 1,2                                     1,500            33,480
--------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                       39,800         1,695,480
--------------------------------------------------------------------------------
Manor Care, Inc.                                       13,300           695,324
--------------------------------------------------------------------------------
MedCath Corp. 1,2                                       5,700           171,513
--------------------------------------------------------------------------------
Molina Healthcare, Inc. 1                              14,100           498,576
--------------------------------------------------------------------------------
National HealthCare Corp. 2                             2,800           150,444
--------------------------------------------------------------------------------
Odyssey Healthcare, Inc. 1,2                           25,900           367,262
--------------------------------------------------------------------------------
Owens & Minor, Inc. 2                                  10,700           351,923
--------------------------------------------------------------------------------
Parexel International Corp. 1,2                         8,300           274,647
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                        24,700         1,126,320
--------------------------------------------------------------------------------
PSS World Medical, Inc. 1,2                            55,800         1,115,442
--------------------------------------------------------------------------------
Res-Care, Inc. 1,2                                     15,000           301,350
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                  7,300           366,022
--------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                         23,800           900,592
--------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                        15,400           459,998
--------------------------------------------------------------------------------
U.S. Physical Therapy, Inc. 1                           2,000            23,840
--------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                  4,500           269,685
--------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                           6,400           362,432
                                                                 ---------------
                                                                     19,618,319
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.4%
AMICAS, Inc. 1                                         17,000            50,660
--------------------------------------------------------------------------------
Computer Programs & Systems, Inc. 2                     6,400           209,728
--------------------------------------------------------------------------------
Emdeon Corp. 1                                         67,600           791,596
--------------------------------------------------------------------------------
Merge Technologies, Inc. 1                              5,000            34,400
--------------------------------------------------------------------------------
Omnicell, Inc. 1,2                                     17,800           318,442
--------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1,2                          19,600           446,488
--------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                                15,100           180,294
--------------------------------------------------------------------------------
Vital Images, Inc. 1,2                                 10,000           315,800
                                                                 ---------------
                                                                      2,347,408
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.0%
Bruker BioSciences Corp. 1                              4,500            31,545
--------------------------------------------------------------------------------
Pharmanet Development Group, Inc. 1                     1,200            23,316
                                                                 ---------------
                                                                         54,861
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.2%
Alpharma, Inc., Cl. A                                  57,200         1,337,908


                 18 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Andrx Corp. 1                                          49,900    $    1,219,057
--------------------------------------------------------------------------------
BioMimetic Therapeutics, Inc. 1                        21,100           165,002
--------------------------------------------------------------------------------
Bradley Pharmaceuticals, Inc. 1                         8,400           133,728
--------------------------------------------------------------------------------
CNS, Inc. 2                                            12,400           350,052
--------------------------------------------------------------------------------
Connetics Corp. 1                                       3,200            34,880
--------------------------------------------------------------------------------
DepoMed, Inc. 1,2                                      14,600            59,568
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1,2                24,700           803,985
--------------------------------------------------------------------------------
Hi-Tech Pharmacal Co., Inc. 1,2                         5,100            64,464
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                           42,600           725,478
--------------------------------------------------------------------------------
Mylan Laboratories, Inc.                               14,600           293,898
--------------------------------------------------------------------------------
New River Pharmaceuticals, Inc. 1,2                    11,500           295,895
--------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc. 1                           5,700           137,484
--------------------------------------------------------------------------------
Pain Therapeutics, Inc. 1,2                            34,500           297,390
--------------------------------------------------------------------------------
Penwest Pharmaceuticals Co. 1,2                         4,000            66,600
--------------------------------------------------------------------------------
Perrigo Co.                                            32,700           554,919
--------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                                19,400           365,496
--------------------------------------------------------------------------------
ViroPharma, Inc. 1                                     12,400           150,908
--------------------------------------------------------------------------------
Warner Chilcott Ltd., Cl. A 1,2                        20,400           271,320
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                          6,700           175,339
                                                                 ---------------
                                                                      7,503,371
--------------------------------------------------------------------------------
INDUSTRIALS--17.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Alliant Techsystems, Inc. 1                             8,600           697,116
--------------------------------------------------------------------------------
Armor Holdings, Inc. 1                                  6,100           349,713
--------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                  650            10,140
--------------------------------------------------------------------------------
Cubic Corp. 2                                           4,900            95,942
--------------------------------------------------------------------------------
Curtiss-Wright Corp. 2                                  3,600           109,260
--------------------------------------------------------------------------------
DynCorp International, Inc., Cl. A 1,2                 45,700           575,363
--------------------------------------------------------------------------------
Esterline Technologies Corp. 1                          3,900           131,664
--------------------------------------------------------------------------------
Ladish Co., Inc. 1                                      7,300           210,824
--------------------------------------------------------------------------------
LMI Aerospace, Inc. 1                                   3,600            66,600
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                             90,000         1,689,300
--------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1,2                        26,700         1,057,320
--------------------------------------------------------------------------------
Triumph Group, Inc.                                    18,300           775,005
--------------------------------------------------------------------------------
United Industrial Corp. 2                               7,600           406,600
                                                                 ---------------
                                                                      6,174,847
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.9%
Atlas Air Worldwide Holdings, Inc. 1                    2,100            91,392
--------------------------------------------------------------------------------
C.H. Robinson Worldwide, Inc.                          12,100           539,418
--------------------------------------------------------------------------------
EGL, Inc. 1                                            28,100         1,023,964
--------------------------------------------------------------------------------
Forward Air Corp. 2                                    11,750           388,808
--------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                               68,600         1,562,708


                 19 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS CONTINUED
Pacer International, Inc.                              57,900    $    1,607,304
                                                                 ---------------
                                                                      5,213,594
--------------------------------------------------------------------------------
AIRLINES--0.6%
Alaska Air Group, Inc. 1                               33,100         1,259,124
--------------------------------------------------------------------------------
AMR Corp. 1                                            42,100           974,194
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                  32,400           917,244
--------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1                            26,200           173,182
--------------------------------------------------------------------------------
Frontier Airlines Holdings, Inc. 1,2                    2,200            18,150
--------------------------------------------------------------------------------
Mesa Air Group, Inc. 1,2                               36,100           280,136
--------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1                      11,400           176,928
--------------------------------------------------------------------------------
SkyWest, Inc.                                           1,500            36,780
                                                                 ---------------
                                                                      3,835,738
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.6%
American Woodmark Corp. 2                              11,400           384,066
--------------------------------------------------------------------------------
Ameron International Corp. 2                            7,000           465,080
--------------------------------------------------------------------------------
Builders FirstSource, Inc. 1,2                         25,100           382,273
--------------------------------------------------------------------------------
Insteel Industries, Inc. 2                             16,100           319,907
--------------------------------------------------------------------------------
Jacuzzi Brands, Inc. 1,2                                6,700            66,933
--------------------------------------------------------------------------------
Lennox International, Inc.                             17,900           409,910
--------------------------------------------------------------------------------
PW Eagle, Inc. 2                                       11,800           354,118
--------------------------------------------------------------------------------
Universal Forest Products, Inc. 2                      23,500         1,152,675
                                                                 ---------------
                                                                      3,534,962
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.3%
ABM Industries, Inc. 2                                  2,100            39,396
--------------------------------------------------------------------------------
Administaff, Inc. 2                                    42,900         1,445,730
--------------------------------------------------------------------------------
American Ecology Corp. 2                               10,300           203,322
--------------------------------------------------------------------------------
AMREP Corp. 2                                           1,800            87,966
--------------------------------------------------------------------------------
Banta Corp.                                            25,200         1,199,520
--------------------------------------------------------------------------------
Bowne & Co., Inc.                                       2,600            37,128
--------------------------------------------------------------------------------
CBIZ, Inc. 1,2                                         33,900           247,470
--------------------------------------------------------------------------------
Central Parking Corp. 2                                17,400           287,100
--------------------------------------------------------------------------------
Cenveo, Inc. 1,2                                       54,600         1,027,572
--------------------------------------------------------------------------------
Clean Harbors, Inc. 1                                  14,500           631,475
--------------------------------------------------------------------------------
Coinstar, Inc. 1                                        2,700            77,706
--------------------------------------------------------------------------------
COMSYS IT Partners, Inc. 1                              3,300            56,727
--------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                          13,700           824,329
--------------------------------------------------------------------------------
Cornell Corrections, Inc. 1,2                           3,400            58,752
--------------------------------------------------------------------------------
Corrections Corp. of America 1                         14,850           642,263
--------------------------------------------------------------------------------
Covanta Holding Corp. 1                                23,100           497,343
--------------------------------------------------------------------------------
Deluxe Corp.                                            3,000            51,300
--------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                             9,200           303,232
--------------------------------------------------------------------------------
Ennis, Inc.                                            19,400           420,010
--------------------------------------------------------------------------------
Exponent, Inc. 1,2                                     14,900           248,383
--------------------------------------------------------------------------------
Geo Group, Inc. (The) 1,2                              10,200           430,950


                 20 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Harland (John H.) Co.                                  39,200    $    1,428,840
--------------------------------------------------------------------------------
Healthcare Services Group, Inc. 2                      16,874           424,550
--------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1             12,800           460,800
--------------------------------------------------------------------------------
ICT Group, Inc. 1                                       7,300           229,731
--------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                           123,900         1,665,216
--------------------------------------------------------------------------------
Kelly Services, Inc., Cl. A                             2,000            54,820
--------------------------------------------------------------------------------
Kenexa Corp. 1                                          1,200            30,264
--------------------------------------------------------------------------------
Kforce, Inc. 1,2                                       25,000           298,250
--------------------------------------------------------------------------------
Knoll, Inc.                                            28,500           575,700
--------------------------------------------------------------------------------
Korn-Ferry International 1                             64,000         1,340,160
--------------------------------------------------------------------------------
Labor Ready, Inc. 1                                    39,700           632,421
--------------------------------------------------------------------------------
Manpower, Inc.                                         12,900           790,383
--------------------------------------------------------------------------------
Mobile Mini, Inc. 1,2                                   3,300            93,753
--------------------------------------------------------------------------------
NCO Group, Inc. 1                                       4,300           112,746
--------------------------------------------------------------------------------
On Assignment, Inc. 1                                  20,600           202,086
--------------------------------------------------------------------------------
PeopleSupport, Inc. 1,2                                10,100           186,850
--------------------------------------------------------------------------------
PHH Corp. 1                                            29,600           811,040
--------------------------------------------------------------------------------
Republic Services, Inc.                                 8,300           333,743
--------------------------------------------------------------------------------
Robert Half International, Inc.                         1,200            40,764
--------------------------------------------------------------------------------
SITEL Corp. 1                                          15,600            46,956
--------------------------------------------------------------------------------
Spherion Corp. 1                                       53,100           379,665
--------------------------------------------------------------------------------
Standard Register Co. (The)                             8,200           108,240
--------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                 26,900           422,061
--------------------------------------------------------------------------------
Synagro Technologies, Inc. 2                            2,600            10,972
--------------------------------------------------------------------------------
Team, Inc. 1,2                                          6,000           150,360
--------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1,2                            46,100           720,543
--------------------------------------------------------------------------------
Tetra Tech, Inc. 1,2                                   62,500         1,088,750
--------------------------------------------------------------------------------
United Stationers, Inc. 1                              24,100         1,120,891
--------------------------------------------------------------------------------
Viad Corp.                                             20,000           708,200
--------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1,2                    16,500           586,575
--------------------------------------------------------------------------------
Waste Connections, Inc. 1,2                            19,000           720,290
--------------------------------------------------------------------------------
Waste Industries USA, Inc.                              1,000            27,030
--------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings 2                          23,600           965,712
--------------------------------------------------------------------------------
West Corp. 1                                           11,000           531,300
                                                                 ---------------
                                                                     26,117,336
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
Baker (Michael) Corp. 1                                 6,100           124,196
--------------------------------------------------------------------------------
Comfort Systems USA, Inc. 2                            32,400           371,304
--------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                    39,600         2,171,664
--------------------------------------------------------------------------------
Granite Construction, Inc.                             26,000         1,387,100
--------------------------------------------------------------------------------
Infrasource Services, Inc. 1                           35,600           624,780
--------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1,2               15,000           364,200
--------------------------------------------------------------------------------
Perini Corp. 1,2                                       12,800           267,264
--------------------------------------------------------------------------------
Quanta Services, Inc. 1,2                              83,500         1,407,810


                 21 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING CONTINUED
Sterling Construction Co., Inc. 1                       9,900    $      198,594
                                                                 ---------------
                                                                      6,916,912
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.3%
Acuity Brands, Inc.                                    43,600         1,979,440
--------------------------------------------------------------------------------
Baldor Electric Co. 2                                  33,800         1,042,054
--------------------------------------------------------------------------------
Belden CDT, Inc. 2                                     57,300         2,190,579
--------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                           6,200           528,364
--------------------------------------------------------------------------------
Encore Wire Corp. 1,2                                  24,000           846,960
--------------------------------------------------------------------------------
EnerSys, Inc. 1                                         7,500           120,300
--------------------------------------------------------------------------------
Franklin Electric Co., Inc. 2                           5,300           281,642
--------------------------------------------------------------------------------
General Cable Corp. 1                                  38,500         1,471,085
--------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1,2                          12,300           875,760
--------------------------------------------------------------------------------
GrafTech International Ltd. 1                           4,200            24,528
--------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                   15,600           747,240
--------------------------------------------------------------------------------
II-VI, Inc. 1,2                                         8,500           211,820
--------------------------------------------------------------------------------
Lamson & Sessions Co. (The) 1,2                        13,800           328,716
--------------------------------------------------------------------------------
LSI Industries, Inc.                                   17,800           289,250
--------------------------------------------------------------------------------
Regal-Beloit Corp. 2                                    1,200            52,200
--------------------------------------------------------------------------------
Smith (A.O.) Corp.                                     25,300           997,579
--------------------------------------------------------------------------------
Superior Essex, Inc. 1                                 18,800           643,900
--------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                  7,000           333,970
--------------------------------------------------------------------------------
Vicor Corp. 2                                          20,900           241,186
--------------------------------------------------------------------------------
Woodward Governor Co.                                  20,700           694,278
                                                                 ---------------
                                                                     13,900,851
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Sequa Corp., Cl. A 1                                    4,800           450,528
--------------------------------------------------------------------------------
Tredegar Corp.                                          1,900            31,806
                                                                 ---------------
                                                                        482,334
--------------------------------------------------------------------------------
MACHINERY--4.0%
AGCO Corp. 1,2                                         26,200           664,170
--------------------------------------------------------------------------------
Albany International Corp., Cl. A                      35,500         1,129,610
--------------------------------------------------------------------------------
American Railcar Industries, Inc. 2                     9,900           288,189
--------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                  9,400           290,742
--------------------------------------------------------------------------------
Astec Industries, Inc. 1,2                             19,000           479,750
--------------------------------------------------------------------------------
Barnes Group, Inc. 2                                   27,500           482,900
--------------------------------------------------------------------------------
Briggs & Stratton Corp. 2                              19,400           534,470
--------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A 2                   28,000         1,187,760
--------------------------------------------------------------------------------
Cascade Corp. 2                                         5,300           241,945
--------------------------------------------------------------------------------
CIRCOR International, Inc. 2                            4,800           146,640
--------------------------------------------------------------------------------
Columbus McKinnon Corp. 1                               4,700            84,741
--------------------------------------------------------------------------------
Crane Co.                                              19,000           794,200
--------------------------------------------------------------------------------
Cummins, Inc.                                           7,800           929,994
--------------------------------------------------------------------------------
Dynamic Materials Corp.                                11,500           372,830
--------------------------------------------------------------------------------
Eaton Corp.                                            10,600           729,810


                 22 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
MACHINERY CONTINUED
EnPro Industries, Inc. 1                                1,400    $       42,084
--------------------------------------------------------------------------------
Federal Signal Corp. 2                                  5,300            80,825
--------------------------------------------------------------------------------
Flow International Corp. 1,2                           27,400           355,378
--------------------------------------------------------------------------------
Flowserve Corp. 1                                      16,600           839,794
--------------------------------------------------------------------------------
Freightcar America, Inc. 2                              4,400           233,200
--------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                  6,100           201,788
--------------------------------------------------------------------------------
Graco, Inc.                                             4,100           160,146
--------------------------------------------------------------------------------
Greenbrier Cos., Inc. 2                                10,100           293,001
--------------------------------------------------------------------------------
Kadant, Inc. 1,2                                        4,600           112,976
--------------------------------------------------------------------------------
Kaydon Corp. 2                                         43,700         1,617,774
--------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                         5,900           321,255
--------------------------------------------------------------------------------
Lindsay Manufacturing Co. 2                             2,600            74,750
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                              11,400           510,606
--------------------------------------------------------------------------------
Middleby Corp. (The) 1,2                                2,500           192,650
--------------------------------------------------------------------------------
Miller Industries, Inc. 1,2                             9,500           173,565
--------------------------------------------------------------------------------
Mueller Industries, Inc. 2                             42,100         1,480,657
--------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                          10,000         1,359,100
--------------------------------------------------------------------------------
Nordson Corp.                                          35,500         1,415,030
--------------------------------------------------------------------------------
Robbins & Myers, Inc.                                  12,600           389,592
--------------------------------------------------------------------------------
SPX Corp.                                              14,000           748,160
--------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                  3,900            79,989
--------------------------------------------------------------------------------
Tennant Co.                                            15,100           367,534
--------------------------------------------------------------------------------
Terex Corp. 1                                           8,100           366,282
--------------------------------------------------------------------------------
Titan International, Inc. 2                            10,600           191,648
--------------------------------------------------------------------------------
Toro Co. (The) 2                                       32,400         1,366,308
--------------------------------------------------------------------------------
Trinity Industries, Inc. 2                              6,250           201,063
--------------------------------------------------------------------------------
Valmont Industries, Inc. 2                             28,600         1,494,350
--------------------------------------------------------------------------------
Wabtec Corp.                                           57,900         1,570,827
                                                                 ---------------
                                                                     24,598,083
--------------------------------------------------------------------------------
MARINE--0.2%
American Commercial Lines, Inc. 1                       2,400           142,680
--------------------------------------------------------------------------------
Horizon Lines, Inc., Cl. A                              4,300            71,810
--------------------------------------------------------------------------------
Kirby Corp. 1                                          23,600           739,388
                                                                 ---------------
                                                                        953,878
--------------------------------------------------------------------------------
ROAD & RAIL--1.5%
Amerco 1                                                3,000           222,450
--------------------------------------------------------------------------------
Arkansas Best Corp. 2                                  35,400         1,523,262
--------------------------------------------------------------------------------
Celadon Group, Inc. 1,2                                22,000           366,080
--------------------------------------------------------------------------------
Con-way, Inc.                                           8,200           367,524
--------------------------------------------------------------------------------
Covenant Transport, Inc., Cl. A 1,2                     1,000            12,210
--------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1,2              24,200         1,078,594
--------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 1,2                      8,900           206,658
--------------------------------------------------------------------------------
Heartland Express, Inc.                                29,400           460,992
--------------------------------------------------------------------------------
Kansas City Southern 1,2                               10,000           273,100


                 23 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
Laidlaw International, Inc.                            28,800    $      787,104
--------------------------------------------------------------------------------
Old Dominion Freight Line, Inc. 1,2                    10,000           300,300
--------------------------------------------------------------------------------
P.A.M. Transportation Services, Inc. 1                  3,000            75,180
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                    15,600           806,208
--------------------------------------------------------------------------------
Saia, Inc. 1                                           13,200           430,320
--------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                       57,200         1,356,784
--------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Cl. A 1                 10,700           247,705
--------------------------------------------------------------------------------
Universal Truckload Services, Inc. 1                    2,600            67,522
--------------------------------------------------------------------------------
Werner Enterprises, Inc. 2                             10,200           190,842
--------------------------------------------------------------------------------
YRC Worldwide, Inc. 1,2                                 2,700           100,008
                                                                 ---------------
                                                                      8,872,843
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Applied Industrial Technologies, Inc.                  65,475         1,597,590
--------------------------------------------------------------------------------
BlueLinx Holdings, Inc. 2                              15,100           143,752
--------------------------------------------------------------------------------
Interline Brands, Inc. 1,2                             34,600           853,928
--------------------------------------------------------------------------------
Kaman Corp., Cl. A                                     11,000           198,110
--------------------------------------------------------------------------------
Rush Enterprises, Inc., Cl. A 1,2                      14,400           240,192
--------------------------------------------------------------------------------
UAP Holding Corp.                                      62,700         1,339,899
--------------------------------------------------------------------------------
United Rentals, Inc. 1                                 14,500           337,125
--------------------------------------------------------------------------------
WESCO International, Inc. 1                             5,500           319,165
--------------------------------------------------------------------------------
Williams Scotsman International, Inc. 1,2               8,400           179,424
                                                                 ---------------
                                                                      5,209,185
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.6%
Anaren Microwave, Inc. 1                               19,600           412,972
--------------------------------------------------------------------------------
Arris Group, Inc. 1                                    21,800           249,828
--------------------------------------------------------------------------------
Black Box Corp.                                         7,200           280,224
--------------------------------------------------------------------------------
Carrier Access Corp. 1,2                               10,900            77,390
--------------------------------------------------------------------------------
CommScope, Inc. 1                                      64,300         2,112,898
--------------------------------------------------------------------------------
Digi International, Inc. 1,2                            8,400           113,400
--------------------------------------------------------------------------------
Ditech Networks, Inc. 1,2                              28,900           222,819
--------------------------------------------------------------------------------
EMS Technologies, Inc. 1                               10,400           195,312
--------------------------------------------------------------------------------
Foundry Networks, Inc. 1                               20,600           270,890
--------------------------------------------------------------------------------
Harmonic, Inc. 1                                       10,000            73,500
--------------------------------------------------------------------------------
Inter-Tel, Inc.                                         1,100            23,760
--------------------------------------------------------------------------------
InterDigital Communications Corp. 1,2                  40,200         1,370,820
--------------------------------------------------------------------------------
MasTec, Inc. 1                                          4,400            48,708
--------------------------------------------------------------------------------
Oplink Communications, Inc. 1,2                        20,000           399,600
--------------------------------------------------------------------------------
Packeteer, Inc. 1                                      15,100           130,011
--------------------------------------------------------------------------------
Performance Technologies, Inc. 1,2                      9,200            62,560
--------------------------------------------------------------------------------
Polycom, Inc. 1,2                                      75,300         1,847,109
--------------------------------------------------------------------------------
Redback Networks, Inc. 1                               22,600           313,688
--------------------------------------------------------------------------------
Sirenza Microdevices, Inc. 1,2                         22,600           178,540


                 24 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Sonus Networks, Inc. 1,2                               62,800    $      330,328
--------------------------------------------------------------------------------
Stratex Networks, Inc. 1,2                              9,900            43,956
--------------------------------------------------------------------------------
Sycamore Networks, Inc. 1,2                            62,300           235,494
--------------------------------------------------------------------------------
Tekelec, Inc. 1                                         3,800            49,248
--------------------------------------------------------------------------------
UTStarcom, Inc. 1                                      15,500           137,485
--------------------------------------------------------------------------------
ViaSat, Inc. 1                                         12,800           321,024
                                                                 ---------------
                                                                      9,501,564
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
Brocade Communications Systems, Inc. 1                283,600         2,002,216
--------------------------------------------------------------------------------
Cray, Inc. 1,2                                         13,600           151,232
--------------------------------------------------------------------------------
Diebold, Inc.                                           4,700           204,591
--------------------------------------------------------------------------------
Emulex Corp. 1                                         69,400         1,260,998
--------------------------------------------------------------------------------
Hypercom Corp. 1                                       52,900           358,662
--------------------------------------------------------------------------------
Imation Corp.                                          23,700           951,555
--------------------------------------------------------------------------------
Intermec, Inc. 1,2                                      3,800           100,168
--------------------------------------------------------------------------------
Komag, Inc. 1,2                                        37,100         1,185,716
--------------------------------------------------------------------------------
LaserCard Corp. 1                                         800            10,432
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                   15,200           876,432
--------------------------------------------------------------------------------
NCR Corp. 1                                             8,600           339,528
--------------------------------------------------------------------------------
Palm, Inc. 1,2                                         56,300           819,728
--------------------------------------------------------------------------------
QLogic Corp. 1                                         14,900           281,610
--------------------------------------------------------------------------------
Seagate Technology                                      4,272            98,640
--------------------------------------------------------------------------------
Western Digital Corp. 1                                25,600           463,360
                                                                 ---------------
                                                                      9,104,868
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.2%
Acacia Research Corp. 1                                12,800           145,280
--------------------------------------------------------------------------------
Agilysys, Inc.                                          9,800           137,592
--------------------------------------------------------------------------------
Anixter International, Inc. 2                           1,300            73,411
--------------------------------------------------------------------------------
AVX Corp. 2                                            25,900           458,171
--------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A                                   4,800           131,424
--------------------------------------------------------------------------------
Benchmark Electronics, Inc. 1                          14,000           376,320
--------------------------------------------------------------------------------
Brightpoint, Inc.                                      70,570         1,003,505
--------------------------------------------------------------------------------
CalAmp Corp. 1,2                                       10,000            60,900
--------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1                             14,000           231,140
--------------------------------------------------------------------------------
Cognex Corp.                                            1,500            37,890
--------------------------------------------------------------------------------
Coherent, Inc. 1                                        3,500           121,310
--------------------------------------------------------------------------------
CPI International, Inc. 1                               8,400           110,628
--------------------------------------------------------------------------------
CTS Corp. 2                                            18,100           249,418
--------------------------------------------------------------------------------
Daktronics, Inc. 2                                     27,600           571,044
--------------------------------------------------------------------------------
Dionex Corp. 1                                            500            25,470
--------------------------------------------------------------------------------
Dolby Laboratories, Inc., Cl. A 1                       6,300           125,055
--------------------------------------------------------------------------------
DTS, Inc. 1,2                                           4,800           101,664
--------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1,2                11,200           230,720


                 25 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Gerber Scientific, Inc. 1                               6,000    $       89,880
--------------------------------------------------------------------------------
Global Imaging Systems, Inc. 1                         53,400         1,178,538
--------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                            35,300           727,533
--------------------------------------------------------------------------------
Itron, Inc. 1,2                                        14,000           781,200
--------------------------------------------------------------------------------
Kemet Corp. 1                                           6,800            54,876
--------------------------------------------------------------------------------
Littlefuse, Inc. 1,2                                   21,700           752,990
--------------------------------------------------------------------------------
Merix Corp. 1,2                                        15,700           150,877
--------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                   11,100           734,265
--------------------------------------------------------------------------------
Molex, Inc.                                             6,500           253,305
--------------------------------------------------------------------------------
MTS Systems Corp. 2                                    20,800           672,672
--------------------------------------------------------------------------------
Newport Corp. 1                                        34,500           562,350
--------------------------------------------------------------------------------
OYO Geospace Corp. 1                                    1,500            85,125
--------------------------------------------------------------------------------
Park Electrochemical Corp.                             19,800           627,264
--------------------------------------------------------------------------------
PC Connection, Inc. 1,2                                 2,900            33,495
--------------------------------------------------------------------------------
Planar Systems, Inc. 1,2                                9,200           104,420
--------------------------------------------------------------------------------
Plexus Corp. 1                                         60,400         1,159,680
--------------------------------------------------------------------------------
RadiSys Corp. 1,2                                      20,800           442,000
--------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1,2                     25,300         1,537,481
--------------------------------------------------------------------------------
Rogers Corp. 1,2                                       23,900         1,475,825
--------------------------------------------------------------------------------
ScanSource, Inc. 1,2                                   19,600           594,468
--------------------------------------------------------------------------------
Solectron Corp. 1                                     162,600           530,076
--------------------------------------------------------------------------------
Staktek Holdings, Inc. 1,2                              1,000             5,980
--------------------------------------------------------------------------------
SYNNEX Corp. 1                                          7,500           172,575
--------------------------------------------------------------------------------
Tech Data Corp. 1                                      26,900           982,657
--------------------------------------------------------------------------------
Technitrol, Inc.                                        3,300            98,505
--------------------------------------------------------------------------------
TTM Technologies, Inc. 1                               34,800           407,160
--------------------------------------------------------------------------------
Vishay Intertechnology, Inc. 1                         49,600           696,384
--------------------------------------------------------------------------------
Zygo Corp. 1,2                                         24,800           316,200
                                                                 ---------------
                                                                     19,418,723
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.4%
24/7 Real Media, Inc. 1,2                              32,500           277,550
--------------------------------------------------------------------------------
Art Technology Group, Inc. 1,2                         46,100           118,016
--------------------------------------------------------------------------------
Chordiant Software, Inc. 1                              4,800            14,736
--------------------------------------------------------------------------------
CyberSource Corp. 1                                     5,500            65,065
--------------------------------------------------------------------------------
Digital Insight Corp. 1                                40,200         1,178,664
--------------------------------------------------------------------------------
Digital River, Inc. 1,2                                24,100         1,231,992
--------------------------------------------------------------------------------
Digitas, Inc. 1                                         7,200            69,264
--------------------------------------------------------------------------------
EarthLink, Inc. 1                                     174,100         1,265,707
--------------------------------------------------------------------------------
eCollege.com, Inc. 1,2                                  6,800           108,732
--------------------------------------------------------------------------------
InfoSpace, Inc. 1,2                                    23,400           431,496
--------------------------------------------------------------------------------
Internap Network Services Corp. 1,2                    12,500           190,250
--------------------------------------------------------------------------------
Interwoven, Inc. 1                                     30,700           338,621
--------------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                     59,100         1,605,747


                 26 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
Knot, Inc. (The) 1                                     15,000    $      331,950
--------------------------------------------------------------------------------
National Information Consortium, Inc. 1,2               7,400            38,110
--------------------------------------------------------------------------------
Open Text Corp. 1,2                                    16,100           288,190
--------------------------------------------------------------------------------
RealNetworks, Inc. 1                                  146,000         1,549,060
--------------------------------------------------------------------------------
S1 Corp. 1,2                                           18,400            84,824
--------------------------------------------------------------------------------
Savvis, Inc. 1,2                                        8,346           237,861
--------------------------------------------------------------------------------
Sohu.com, Inc. 1                                        3,100            68,262
--------------------------------------------------------------------------------
SonicWALL, Inc. 1                                      73,200           799,344
--------------------------------------------------------------------------------
Stellent, Inc. 2                                        9,200            99,728
--------------------------------------------------------------------------------
TheStreet.com, Inc.                                    20,500           218,120
--------------------------------------------------------------------------------
Travelzoo, Inc. 1                                       9,600           276,672
--------------------------------------------------------------------------------
United Online, Inc.                                   114,000         1,388,520
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                       36,900           745,380
--------------------------------------------------------------------------------
Vignette Corp. 1                                       14,300           193,622
--------------------------------------------------------------------------------
WebEx Communications, Inc. 1,2                         19,500           760,890
--------------------------------------------------------------------------------
webMethods, Inc. 1                                     55,100           421,515
--------------------------------------------------------------------------------
Websense, Inc. 1,2                                     14,100           304,701
                                                                 ---------------
                                                                     14,702,589
--------------------------------------------------------------------------------
IT SERVICES--2.2%
Acxiom Corp.                                           17,500           431,550
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1             6,600           342,276
--------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                              48,500           526,710
--------------------------------------------------------------------------------
Ceridian Corp. 1                                       29,300           655,148
--------------------------------------------------------------------------------
CIBER, Inc. 1,2                                        13,200            87,516
--------------------------------------------------------------------------------
Computer Sciences Corp. 1                              14,500           712,240
--------------------------------------------------------------------------------
Convergys Corp. 1                                      38,100           786,765
--------------------------------------------------------------------------------
Covansys Corp. 1,2                                      6,200           106,268
--------------------------------------------------------------------------------
CSG Systems International, Inc. 1                      70,400         1,860,672
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                         10,000           470,900
--------------------------------------------------------------------------------
Forrester Research, Inc. 1                             16,800           442,008
--------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1,2                               60,300         1,060,677
--------------------------------------------------------------------------------
Global Payments, Inc.                                   7,100           312,471
--------------------------------------------------------------------------------
Infocrossing, Inc. 1,2                                  2,400            32,184
--------------------------------------------------------------------------------
infoUSA, Inc.                                          25,100           208,330
--------------------------------------------------------------------------------
Integral Systems, Inc. 2                                1,800            56,268
--------------------------------------------------------------------------------
Keane, Inc. 1,2                                        22,600           325,666
--------------------------------------------------------------------------------
Lightbridge, Inc. 1                                    20,200           236,744
--------------------------------------------------------------------------------
ManTech International Corp. 1                             700            23,107
--------------------------------------------------------------------------------
Maximus, Inc.                                           1,100            28,710
--------------------------------------------------------------------------------
MoneyGram International, Inc.                          16,900           491,114
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                     124,000         1,873,640
--------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                     13,100           157,069
--------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1,2                         14,600           201,334


                 27 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
IT SERVICES CONTINUED
Sabre Holdings Corp.                                   16,600    $      388,274
--------------------------------------------------------------------------------
Startek, Inc. 2                                        10,000           124,700
--------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1,2                            45,400           923,890
--------------------------------------------------------------------------------
TNS, Inc. 1                                               400             6,024
--------------------------------------------------------------------------------
Total System Services, Inc.                             1,100            25,113
--------------------------------------------------------------------------------
Tyler Technologies, Inc. 1,2                           30,200           390,486
--------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                               6,200           177,010
--------------------------------------------------------------------------------
Wright Express Corp. 1                                  7,400           178,044
                                                                 ---------------
                                                                     13,642,908
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Move, Inc. 1                                           15,600            76,596
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.6%
Actel Corp. 1,2                                         1,800            27,990
--------------------------------------------------------------------------------
ADE Corp. 1                                            18,300           585,966
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1                     35,300           601,512
--------------------------------------------------------------------------------
Agere Systems, Inc. 1                                  50,500           753,965
--------------------------------------------------------------------------------
Altera Corp. 1                                         30,000           551,400
--------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                             82,200           424,152
--------------------------------------------------------------------------------
Asyst Technologies, Inc. 1                             45,500           307,580
--------------------------------------------------------------------------------
Atheros Communications, Inc. 1,2                       13,900           252,007
--------------------------------------------------------------------------------
Atmel Corp. 1                                         162,900           983,916
--------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                                   62,600           456,354
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                        38,000         1,668,580
--------------------------------------------------------------------------------
Diodes, Inc. 1                                          3,000           129,510
--------------------------------------------------------------------------------
DSP Group, Inc. 1                                       4,600           105,110
--------------------------------------------------------------------------------
Exar Corp. 1,2                                          7,800           103,662
--------------------------------------------------------------------------------
Fairchild Semiconductor
International, Inc., Cl. A 1                           16,700           312,290
--------------------------------------------------------------------------------
FormFactor, Inc. 1,2                                   13,600           572,968
--------------------------------------------------------------------------------
Genesis Microchip, Inc. 1                              14,500           170,665
--------------------------------------------------------------------------------
Hittite Microwave Corp. 1                               2,700           120,150
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                   31,800           510,708
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                  18,900           463,995
--------------------------------------------------------------------------------
Intevac, Inc. 1                                        20,700           347,760
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                       15,100           671,497
--------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1,2                   45,900           405,756
--------------------------------------------------------------------------------
Lam Research Corp. 1                                    4,100           185,853
--------------------------------------------------------------------------------
Lattice Semiconductor Corp. 1                          41,600           283,712
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                      41,500           341,130
--------------------------------------------------------------------------------
LTX Corp. 1                                            68,300           342,183
--------------------------------------------------------------------------------
Mattson Technology, Inc. 1                              6,400            53,120
--------------------------------------------------------------------------------
Micrel, Inc. 1,2                                      102,800           985,852
--------------------------------------------------------------------------------
Microtune, Inc. 1,2                                    21,000           102,060
--------------------------------------------------------------------------------
MKS Instruments, Inc. 1,2                              35,800           727,098


                 28 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Monolithic Power Systems, Inc. 1,2                      6,000    $       56,760
--------------------------------------------------------------------------------
National Semiconductor Corp.                           15,700           369,421
--------------------------------------------------------------------------------
Novellus Systems, Inc. 1                               26,800           741,288
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                          4,300           127,237
--------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                      98,600         1,407,022
--------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                            129,900           763,812
--------------------------------------------------------------------------------
Photronics, Inc. 1                                      3,500            49,455
--------------------------------------------------------------------------------
PLX Technology, Inc. 1                                  1,900            19,703
--------------------------------------------------------------------------------
PortalPlayer, Inc. 1                                    4,500            50,760
--------------------------------------------------------------------------------
Silicon Image, Inc. 1,2                                21,300           270,936
--------------------------------------------------------------------------------
Silicon Storage Technology, Inc. 1                      3,600            14,832
--------------------------------------------------------------------------------
Supertex, Inc. 1,2                                      9,100           353,717
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                       25,500           335,580
--------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                            3,900           135,642
--------------------------------------------------------------------------------
Transmeta Corp. 1,2                                    45,300            52,095
--------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                           15,100           351,226
--------------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 1,2                       82,900           431,080
--------------------------------------------------------------------------------
Varian Semiconductor Equipment
Associates, Inc. 1                                     13,200           484,440
--------------------------------------------------------------------------------
Veeco Instruments, Inc. 1,2                            40,900           824,135
--------------------------------------------------------------------------------
Zoran Corp. 1                                          94,600         1,521,168
                                                                 ---------------
                                                                     21,908,810
--------------------------------------------------------------------------------
SOFTWARE--4.7%
Actuate Corp. 1                                        40,200           177,684
--------------------------------------------------------------------------------
Advent Software, Inc. 1,2                              31,400         1,136,994
--------------------------------------------------------------------------------
Altiris, Inc. 1                                        19,200           404,928
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                          12,700           502,920
--------------------------------------------------------------------------------
Ansoft Corp. 1,2                                       26,700           665,097
--------------------------------------------------------------------------------
Aspen Technology, Inc. 1,2                             61,500           671,580
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                    72,800         1,106,560
--------------------------------------------------------------------------------
Blackbaud, Inc.                                        60,389         1,327,954
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                   39,100         1,064,302
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                         37,400           634,304
--------------------------------------------------------------------------------
Cognos, Inc. 1                                         14,000           511,000
--------------------------------------------------------------------------------
Commvault Systems, Inc. 1                               7,500           135,000
--------------------------------------------------------------------------------
Compuware Corp. 1                                      83,700           652,023
--------------------------------------------------------------------------------
ePlus, inc. 1                                             800             7,800
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                          1,600            77,712
--------------------------------------------------------------------------------
Fair Isaac Corp.                                       27,300           998,361
--------------------------------------------------------------------------------
FileNet Corp. 1                                         7,500           261,225
--------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc. 2                       4,300            93,611
--------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                             15,100           520,648
--------------------------------------------------------------------------------
Informatica Corp. 1,2                                  14,900           202,491
--------------------------------------------------------------------------------
Interactive Intelligence, Inc. 1,2                     15,700           181,492


                 29 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
SOFTWARE CONTINUED
Intergraph Corp. 1                                     22,000    $      943,360
--------------------------------------------------------------------------------
Intuit, Inc. 1                                         13,400           430,006
--------------------------------------------------------------------------------
JDA Software Group, Inc. 1                             26,400           407,088
--------------------------------------------------------------------------------
Kronos, Inc. 1                                          1,000            34,090
--------------------------------------------------------------------------------
Lawson Software, Inc. 1,2                             186,200         1,349,950
--------------------------------------------------------------------------------
Macrovision Corp. 1                                     7,800           184,782
--------------------------------------------------------------------------------
Manhattan Associates, Inc. 1                            7,700           185,878
--------------------------------------------------------------------------------
MapInfo Corp. 1,2                                       9,400           120,602
--------------------------------------------------------------------------------
McAfee, Inc. 1                                         13,800           337,548
--------------------------------------------------------------------------------
Mentor Graphics Corp. 1,2                              84,800         1,193,984
--------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                 25,200         1,232,784
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                         18,300         1,863,489
--------------------------------------------------------------------------------
MRO Software, Inc. 1                                   23,200           595,544
--------------------------------------------------------------------------------
MSC.Software Corp. 1                                   10,700           165,208
--------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 1,2                       8,900           203,454
--------------------------------------------------------------------------------
Open Solutions, Inc. 1,2                                8,900           256,409
--------------------------------------------------------------------------------
OPNET Technologies, Inc. 1                              3,900            51,129
--------------------------------------------------------------------------------
Quality Systems, Inc.                                   4,000           155,160
--------------------------------------------------------------------------------
Quest Software, Inc. 1                                 12,400           177,072
--------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                         21,100           833,661
--------------------------------------------------------------------------------
Sonic Solutions, Inc. 1                                 1,700            25,908
--------------------------------------------------------------------------------
SPSS, Inc. 1                                           15,000           373,950
--------------------------------------------------------------------------------
Sybase, Inc. 1                                         38,000           921,120
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                       38,200           753,304
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                235,200         2,112,096
--------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1          46,700         1,602,744
--------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1,2                12,500           294,125
--------------------------------------------------------------------------------
VA Software Corp. 1,2                                  58,900           236,778
--------------------------------------------------------------------------------
Verint Systems, Inc. 1                                    800            24,040
--------------------------------------------------------------------------------
Wind River Systems, Inc. 1                              6,900            73,899
                                                                 ---------------
                                                                     28,472,848
--------------------------------------------------------------------------------
MATERIALS--7.9%
--------------------------------------------------------------------------------
CHEMICALS--3.2%
Airgas, Inc.                                            4,300           155,531
--------------------------------------------------------------------------------
Albemarle Corp.                                         4,500           244,485
--------------------------------------------------------------------------------
Arch Chemicals, Inc. 2                                 15,900           452,355
--------------------------------------------------------------------------------
Ashland, Inc.                                           5,400           344,412
--------------------------------------------------------------------------------
CF Industries Holdings, Inc.                            3,200            54,624
--------------------------------------------------------------------------------
Cytec Industries, Inc.                                 10,300           572,577
--------------------------------------------------------------------------------
FMC Corp.                                               5,600           358,792
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                      78,100         1,830,664
--------------------------------------------------------------------------------
Georgia Gulf Corp.                                     19,500           534,690
--------------------------------------------------------------------------------
Hercules, Inc. 1,2                                    122,500         1,931,825
--------------------------------------------------------------------------------
Koppers Holdings, Inc. 2                                  600            11,382


                 30 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
CHEMICALS CONTINUED
Landec Corp. 1                                          3,300    $       35,640
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                    5,300           242,369
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                  20,100           509,937
--------------------------------------------------------------------------------
MacDermid, Inc. 2                                      13,300           433,846
--------------------------------------------------------------------------------
NewMarket Corp.                                        28,000         1,628,480
--------------------------------------------------------------------------------
OM Group, Inc. 1,2                                     46,800         2,056,392
--------------------------------------------------------------------------------
Pioneer Cos., Inc. 1                                   14,000           343,140
--------------------------------------------------------------------------------
PolyOne Corp. 1,2                                     178,600         1,487,738
--------------------------------------------------------------------------------
Rohm & Haas Co.                                        11,200           530,320
--------------------------------------------------------------------------------
Schulman (A.), Inc. 2                                  24,600           578,346
--------------------------------------------------------------------------------
Sensient Technologies Corp.                            38,000           743,660
--------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                     2,200           166,474
--------------------------------------------------------------------------------
Spartech Corp.                                         47,800         1,279,606
--------------------------------------------------------------------------------
Stepan Co.                                              4,400           128,612
--------------------------------------------------------------------------------
Terra Industries, Inc. 1                                4,800            37,008
--------------------------------------------------------------------------------
Tronox, Inc., Cl. A 2                                  20,600           262,650
--------------------------------------------------------------------------------
Valspar Corp. (The)                                    21,100           561,260
--------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                   88,400         1,172,184
--------------------------------------------------------------------------------
Westlake Chemical Corp.                                16,700           534,567
                                                                 ---------------
                                                                     19,223,566
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Eagle Materials, Inc.                                  27,800           936,304
--------------------------------------------------------------------------------
Headwaters, Inc. 1                                      6,600           154,110
--------------------------------------------------------------------------------
Texas Industries, Inc. 2                                2,400           124,944
--------------------------------------------------------------------------------
U.S. Concrete, Inc. 1,2                                20,500           133,455
                                                                 ---------------
                                                                      1,348,813
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
AEP Industries, Inc. 1,2                                2,500           104,875
--------------------------------------------------------------------------------
AptarGroup, Inc. 2                                      2,900           147,552
--------------------------------------------------------------------------------
Bemis Co., Inc.                                        12,400           407,464
--------------------------------------------------------------------------------
Caraustar Industries, Inc. 1,2                          6,600            52,602
--------------------------------------------------------------------------------
Chesapeake Corp. 2                                      1,300            18,603
--------------------------------------------------------------------------------
Graphic Packaging Corp. 1,2                             7,400            27,084
--------------------------------------------------------------------------------
Greif, Inc., Cl. A                                     19,200         1,538,112
--------------------------------------------------------------------------------
Myers Industries, Inc.                                 26,400           448,800
--------------------------------------------------------------------------------
Packaging Corp. of America                             25,600           593,920
--------------------------------------------------------------------------------
Pactiv Corp. 1                                         34,200           971,964
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 2                                 14,900           295,020
--------------------------------------------------------------------------------
Silgan Holdings, Inc.                                  27,900         1,047,924
--------------------------------------------------------------------------------
Sonoco Products Co.                                    14,400           484,416
--------------------------------------------------------------------------------
Temple-Inland, Inc.                                     8,600           344,860
                                                                 ---------------
                                                                      6,483,196
--------------------------------------------------------------------------------
METALS & MINING--3.3%
A. M. Castle & Co. 2                                   12,200           327,448
--------------------------------------------------------------------------------
AK Steel Holding Corp. 1,2                            131,500         1,596,410


                 31 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
METALS & MINING CONTINUED
Aleris International, Inc. 1,2                         20,900    $    1,056,286
--------------------------------------------------------------------------------
Amerigo Resources Ltd.                                 66,000           109,237
--------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1,2                   15,000           373,050
--------------------------------------------------------------------------------
Carpenter Technology Corp.                              8,300           892,333
--------------------------------------------------------------------------------
Century Aluminum Co. 1,2                               23,300           784,045
--------------------------------------------------------------------------------
Chaparral Steel Co. 1                                  55,600         1,893,736
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                  7,300           278,203
--------------------------------------------------------------------------------
Commercial Metals Co.                                  24,600           500,118
--------------------------------------------------------------------------------
Compass Minerals International, Inc. 2                 15,700           444,467
--------------------------------------------------------------------------------
Dynatec Corp. 1                                        73,900            94,544
--------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                  3,100            34,668
--------------------------------------------------------------------------------
Gibraltar Industries, Inc. 2                           23,600           523,448
--------------------------------------------------------------------------------
Inmet Mining Corp.                                      8,800           332,711
--------------------------------------------------------------------------------
LionOre Mining International Ltd. 1                    24,300           148,268
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                     900            22,304
--------------------------------------------------------------------------------
Metal Management, Inc.                                 25,800           718,272
--------------------------------------------------------------------------------
Olympic Steel, Inc. 2                                  11,000           273,460
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 1                             26,200         1,280,394
--------------------------------------------------------------------------------
Quanex Corp. 2                                         44,023         1,336,098
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                          31,858         1,023,916
--------------------------------------------------------------------------------
RTI International Metals, Inc. 1                        6,500           283,270
--------------------------------------------------------------------------------
Ryerson, Inc. 2                                        40,800           893,112
--------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                       40,600         1,280,524
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                   21,600         1,089,720
--------------------------------------------------------------------------------
Steel Technologies, Inc. 2                              4,500            88,335
--------------------------------------------------------------------------------
United States Steel Corp.                              13,400           772,912
--------------------------------------------------------------------------------
Wheeling-Pittsburgh Corp. 1,2                          13,600           232,696
--------------------------------------------------------------------------------
Worthington Industries, Inc. 2                         92,900         1,584,874
                                                                 ---------------
                                                                     20,268,859
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Bowater, Inc.                                           2,800            57,596
--------------------------------------------------------------------------------
Buckeye Technologies, Inc. 1                            3,500            29,750
--------------------------------------------------------------------------------
Deltic Timber Corp. 2                                   4,100           195,406
--------------------------------------------------------------------------------
Glatfelter                                              8,900           120,595
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                      2,200            58,322
--------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                    5,700           195,111
                                                                 ---------------
                                                                        656,780
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
Alaska Communications Systems Group, Inc.              34,400           456,488
--------------------------------------------------------------------------------
CenturyTel, Inc.                                       24,800           983,816
--------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                               151,300           729,266
--------------------------------------------------------------------------------
Citizens Communications Co.                            47,100           661,284
--------------------------------------------------------------------------------
Cogent Communications Group, Inc. 1                     9,300           107,787
--------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.                  900            37,107


                 32 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Consolidated Communications Holdings, Inc.              4,400    $       82,324
--------------------------------------------------------------------------------
CT Communications, Inc. 2                               2,600            56,472
--------------------------------------------------------------------------------
Embarq Corp.                                           15,300           740,061
--------------------------------------------------------------------------------
FairPoint Communications, Inc. 2                       22,300           388,020
--------------------------------------------------------------------------------
General Communication, Inc., Cl. A 1,2                 18,600           230,454
--------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc. 2               10,500           207,795
--------------------------------------------------------------------------------
North Pittsburgh Systems, Inc. 2                        6,500           163,605
                                                                 ---------------
                                                                      4,844,479
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Leap Wireless International, Inc. 1                     6,700           324,883
--------------------------------------------------------------------------------
Syniverse Holdings, Inc. 1                              1,900            28,500
--------------------------------------------------------------------------------
USA Mobility, Inc.                                      1,200            27,408
                                                                 ---------------
                                                                        380,791
--------------------------------------------------------------------------------
UTILITIES--2.2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
ALLETE, Inc.                                            4,000           173,800
--------------------------------------------------------------------------------
Central Vermont Public Service Corp.                    2,400            53,064
--------------------------------------------------------------------------------
Cleco Corp.                                            44,600         1,125,704
--------------------------------------------------------------------------------
El Paso Electric Co. 1,2                                2,900            64,786
--------------------------------------------------------------------------------
Green Mountain Power Corp.                                100             3,337
--------------------------------------------------------------------------------
IDACORP, Inc. 2                                        33,000         1,247,730
--------------------------------------------------------------------------------
Otter Tail Corp.                                          600            17,544
--------------------------------------------------------------------------------
Pepco Holdings, Inc.                                   18,300           442,311
--------------------------------------------------------------------------------
Portland General Electric Co.                           1,100            26,851
--------------------------------------------------------------------------------
UIL Holdings Corp. 2                                   18,866           707,475
                                                                 ---------------
                                                                      3,862,602
--------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Canadian Hydro Developers, Inc. 1                      14,000            66,884
--------------------------------------------------------------------------------
Dynegy, Inc. 1                                         85,400           473,116
                                                                 ---------------
                                                                        540,000
--------------------------------------------------------------------------------
GAS UTILITIES--0.8%
Atmos Energy Corp. 2                                    1,300            37,115
--------------------------------------------------------------------------------
Cascade Natural Gas Corp. 2                             1,200            31,308
--------------------------------------------------------------------------------
Laclede Group, Inc. (The) 2                            14,400           461,952
--------------------------------------------------------------------------------
National Fuel Gas Co.                                   1,900            69,065
--------------------------------------------------------------------------------
New Jersey Resources Corp. 2                           24,300         1,197,990
--------------------------------------------------------------------------------
Nicor, Inc. 2                                          22,000           940,720
--------------------------------------------------------------------------------
Northwest Natural Gas Co. 2                             2,200            86,416
--------------------------------------------------------------------------------
ONEOK, Inc.                                            20,200           763,358
--------------------------------------------------------------------------------
Peoples Energy Corp. 2                                 18,200           739,830
--------------------------------------------------------------------------------
Southwest Gas Corp. 2                                   8,900           296,548
--------------------------------------------------------------------------------
UGI Corp.                                              12,400           303,180
                                                                 ---------------
                                                                      4,927,482
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.7%
Alliant Energy Corp.                                   22,200           793,206


                 33 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER CONTINUED
Avista Corp. 2                                         64,800    $    1,534,464
--------------------------------------------------------------------------------
CenterPoint Energy, Inc.                               46,900           671,604
--------------------------------------------------------------------------------
CH Energy Group, Inc. 2                                11,100           571,317
--------------------------------------------------------------------------------
OGE Energy Corp. 2                                     13,700           494,707
                                                                 ---------------
                                                                      4,065,298
                                                                 ---------------
Total Common Stocks (Cost $540,076,480)                             595,811,848
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Simon Property Group, Inc., 6% Cv.,
Non-Vtg. (Cost $3,213)                                     60             4,435

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.7%
--------------------------------------------------------------------------------
Undivided interest of 0.69% in joint
repurchase agreement (Principal Amount/Value
$1,469,294,000, with a maturity value of
$1,469,936,816) with UBS Warburg LLC, 5.25%,
dated 9/29/06, to be repurchased at
$10,182,453 on 10/2/06, collateralized by
Federal National Mortgage Assn., 5%, 2/1/36,
with a value of $1,502,659,342
(Cost $10,178,000)                               $ 10,178,000        10,178,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED) (COST $550,257,693)                         605,994,283
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--23.0% 5
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--2.3%
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-HE1, Cl. A1, 5.39%, 10/25/06            2,688,503         2,688,503
--------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates,
Series 2005-17, Cl. 4AV1, 5.44%, 10/25/06           2,213,024         2,213,024
--------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates,
Series 2006-2, Cl. 2A1, 5.40%, 10/25/06             2,233,920         2,233,920
--------------------------------------------------------------------------------
GSAA Home Equity Trust, Series 2005-15,
Cl. 2A1, 5.42%, 10/25/06                            1,461,119         1,461,119
--------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance
Trust, Series 2006 BC1, Cl. A2A,
5.41%, 10/25/06                                     2,272,750         2,272,750
--------------------------------------------------------------------------------
Structured Asset Investment Loan Trust,
Series 2005-11, Cl. A4, 5.42%, 10/25/06             1,253,171         1,253,171
--------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.44%, 12/15/06        2,250,000         2,250,000
                                                                 ---------------
                                                                     14,372,487
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--11.1%
--------------------------------------------------------------------------------
Undivided interest of 0.54% in joint
repurchase agreement (Principal Amount/Value
$3,950,000,000, with a maturity value of
$3,951,787,375) with Nomura Securities,
5.43%, dated 9/29/06, to be repurchased at
$21,227,795 on 10/2/06, collateralized by
U.S. Agency Mortgages, 0.00%-22.12%,
3/15/14-6/25/43, with a value of
$4,029,000,000                                     21,218,194        21,218,194
--------------------------------------------------------------------------------
Undivided interest of 1.26% in joint
repurchase agreement (Principal Amount/Value
$2,500,000,000 with a maturity value of
$2,501,131,250) with ING Financial Markets
LLC, 5.43%, dated 9/29/06, to be repurchased
at $31,514,254 on 10/2/06, collateralized by
U.S. Agency Mortgages, 0.00%-7%,
9/1/18-8/1/36, with a value of $2,550,003,623      31,500,000        31,500,000
--------------------------------------------------------------------------------


                 34 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
Undivided interest of 6% in joint repurchase
agreement (Principal Amount/Value
$250,000,000, with a maturity value of
$250,112,500) with Cantor Fitzgerald & Co.,
5.40%, dated 9/29/06, to be repurchased at
$15,006,750 on 10/2/06, collateralized by
U.S. Agency Mortgages, 0.0001%-6.50%,
8/1/12-9/1/36, with a value of $255,002,127      $ 15,000,000    $   15,000,000
                                                                 ---------------
                                                                     67,718,194
--------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.5%
--------------------------------------------------------------------------------
CDC Financial Products, Inc., 5.425%, 10/2/06       3,000,000         3,000,000
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--7.0%
--------------------------------------------------------------------------------
American Express Credit Corp., 5.34%, 10/16/06      2,000,000         2,000,000
--------------------------------------------------------------------------------
Bear Stearns, 5.37%, 10/2/06                        3,000,000         3,000,000
--------------------------------------------------------------------------------
Beta Finance, Inc., 5.37%, 10/2/06                  2,999,350         2,999,350
--------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 10/2/06                        3,000,000         3,000,000
--------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 10/2/06                        1,000,000         1,000,000
--------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.36%, 10/2/06             5,000,000         5,000,000
--------------------------------------------------------------------------------
Dorada Finance, Inc., 5.37%, 10/2/06                3,500,000         3,500,000
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.535%, 10/2/06          3,000,000         3,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp., 5.32%, 10/6/06                  2,000,000         2,000,000
--------------------------------------------------------------------------------
K2 (USA) LLC, 5.39%, 10/2/06                        2,998,872         2,998,872
--------------------------------------------------------------------------------
LINKS Finance LLC, 5.37%, 10/2/06                   3,000,074         3,000,074
--------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.33%, 10/30/06            2,000,000         2,000,000
--------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.37%, 10/2/06             2,500,000         2,500,000
--------------------------------------------------------------------------------
Sigma Finance, Inc., 5.37%, 10/2/06                 3,000,000         3,000,000
--------------------------------------------------------------------------------
Tango Finance Corp., 5.38%, 10/2/06                 3,498,951         3,498,951
                                                                ----------------
                                                                     42,497,247
--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--2.1%
--------------------------------------------------------------------------------
Calyon NY, 5.32%, 10/2/06                           4,999,932         4,999,932
--------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.37%, 10/2/06       2,000,000         2,000,000
--------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.39%, 10/2/06       1,999,709         1,999,709
--------------------------------------------------------------------------------
Nordea Bank New York, 5.32%, 10/2/06                3,699,767         3,699,767
                                                                 ---------------
                                                                     12,699,408
                                                                 ---------------
Total Investments Purchased with Cash
Collateral from Securities Loaned (Cost
$140,287,336)                                                       140,287,336
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $690,545,029)         122.6%      746,281,619
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (22.6)     (137,716,833)
                                                 -------------------------------
NET ASSETS                                              100.0%   $  608,564,786
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $202,254 or 0.03% of the Fund's net assets as of September 30, 2006.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2006 was $124,925, which represents 0.02% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                 35 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities                $   692,731,138
                                              ================

Gross unrealized appreciation                 $    69,329,568
Gross unrealized depreciation                     (15,779,087)
                                              ----------------
Net unrealized appreciation                   $    53,550,481
                                              ================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                 36 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                             ACQUISITION                    VALUATION AS OF     UNREALIZED
SECURITY                           DATES          COST   SEPTEMBER 30, 2006   APPRECIATION
-------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.          1/18/05   $    34,507   $           68,709   $     34,202
Tusk Energy Corp.               11/15/04        38,148               56,216         18,068
                                           ------------------------------------------------
                                           $    72,655   $          124,925   $     52,270
                                           ================================================

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Fund had on loan securities valued at $136,137,485, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $140,287,293 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                 37 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA



Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.5%
------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates, Series
2005-HE7, Cl. A2B, 5.51%, 11/25/35 1                                                $       420,000     $       420,450
------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 5.39%, 4/20/08 1                                                                    200,000             200,153
------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.81%, 5/25/34 1                                                  1,960,000           1,968,806
------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates,
Series 2006-M3, Cl. A2B, 5.43%, 9/25/36 1                                                   530,000             530,000
------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 5.43%, 5/26/36 1                                                   810,000             810,507
------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2005-A, Automobile Asset-Backed Securities, Series
2005-A, Cl. A2, 3.66%, 12/26/07                                                              72,877              72,853
------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2006-A, Automobile Asset-Backed Securities, Series
2006-A, Cl. A2, 5.30%, 5/26/09                                                            1,000,000           1,000,000
------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                           740,000             729,601
------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan Asset-Backed
Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07                                          205,194             205,207
------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-C, Asset-Backed Certificates, Series
2005-C, Cl. AF1, 4.196%, 6/25/35                                                             52,722              52,563
------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates, Series
2005-D, Cl. AF1, 5.04%, 10/25/35                                                            466,265             464,331
------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series
2006-A, Cl. AV2, 5.43%, 5/16/36 1                                                         1,000,000           1,000,626
------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                      140,022             139,905
------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card Asset-Backed
Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 2                                     500,000             507,589
------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-10, Asset-Backed Certificates,
Series 2005-10, Cl. AF1, 5.484%, 2/25/36 1                                                  536,175             536,610
------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                 300,000             299,535
------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset Backed Certificates,
Series 2005-17, Cl. 1AF1, 5.53%, 5/25/36 1                                                  456,870             457,423
------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates,
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                 200,000             199,636
------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-7, Asset-Backed Certificates,
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                                  48,926              48,783
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                        25,102              25,110
Series 2006-C, Cl. A2, 5.33%, 5/8/09 3                                                    1,760,000           1,759,912
------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series
2000-A, Cl. B, 8/15/25 4,5,6                                                              1,820,063              18,201
------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home Equity
Receivables, Series 2005-FF3, Cl. A1, 5.41%, 4/25/35 1                                      861,806             862,435
------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 5.54%, 11/25/35 1                                               1,170,000           1,171,245
------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 5.414%, 7/25/36 1                                                 840,000             840,525
------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 5.38%, 5/15/36 1                                                  514,145             514,502
------------------------------------------------------------------------------------------------------------------------


1               |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 5.434%, 7/7/36 1                                          $       430,000     $       430,269
------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                      408,418             405,416
------------------------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities, Series 2005-1,
Cl. A2, 4.32%, 5/15/08                                                                      711,271             710,275
------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations, Series
2005-3, Cl. A2, 3.73%, 10/18/07 6                                                           156,447             156,296
------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.59%, 1/20/35 1                                                     424,327             424,988
------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                   477,705             476,390
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                    395,761             393,979
------------------------------------------------------------------------------------------------------------------------
Mastr Asset Backed Securities Trust 2006-WMC3, Mtg. Pass-Through Certificates,
Series 2006-WMC3, Cl. A3, 5.43%, 9/29/36 1                                                1,310,000           1,310,000
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates, Series
2005-WMC6, Cl. A2B, 5.59%, 7/25/35 1                                                        480,000             481,104
------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
1.762%, 1/25/29 6                                                                            66,744              14,016
------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts., Series
2005-C, Cl. A2, 3.99%, 1/15/08                                                              664,010             662,632
------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations, Series 2005-B,
Cl. A2, 4.03%, 4/15/08                                                                       68,327              68,336
------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2, Cl.
2A2, 5.43%, 7/1/36 1                                                                      1,420,000           1,420,889
------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2004-5, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. AF2, 3.735%, 11/10/34 1                                    105,192             104,694
------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. AF2, 3.914%, 5/25/35 1                                     136,197             135,313
------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                                     240,000             237,811
------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                       320,000             319,807
------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                                                   633,313             627,987
------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 5.41%, 7/25/36 1                                                   523,204             523,532
------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36 1                                     1,070,000           1,069,801
------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1, 5.39%, 4/25/36 1                                                            537,219             537,589
------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                     22,275              22,169
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                    456,349             454,907
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity
Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.424%, 7/25/36 1                         840,000             840,525
                                                                                                        ----------------
Total Asset-Backed Securities (Cost $28,544,161)                                                             26,665,233


2               |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--13.6%
------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                              $       690,000     $       675,140
Series 2006-5, Cl. A2, 5.348%, 10/10/11 3                                                 1,700,000           1,706,906
------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2,
Cl. 2A1, 6.50%, 7/20/32                                                                     484,805             493,037
------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                      405,035             408,452
Series 2005-E, Cl. 2A2, 4.975%, 6/25/35 1                                                    56,642              56,574
------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1B, 5.43%, 8/25/08 1                                                           893,029             893,925
------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                      260,000             259,709
------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                                                                   1,229,518           1,242,581
------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, CMO, Series 2006-AB2, Cl.
A7, 5.961%, 6/25/36                                                                       1,598,836           1,597,463
------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, CMO:
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                     555,463             557,320
Series 2006-AB4, Cl. A1A, 6.005%, 6/25/08                                                 1,840,000           1,841,438
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 12/1/18-7/1/19                                                                     4,706,816           4,547,526
5%, 9/1/33                                                                                3,850,866           3,717,293
6%, 5/1/18-10/1/29                                                                        5,145,851           5,213,282
6.50%, 3/1/18-6/1/35                                                                      8,943,393           9,163,135
7%, 3/1/31-10/1/31                                                                          650,744             670,093
7.50%, 4/1/36                                                                             2,029,903           2,111,082
11%, 11/1/14                                                                                 24,279              25,428
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg. Participation
Certificates:
Series 1897, Cl. K, 7%, 9/15/26                                                           2,689,210           2,794,266
Series 2106, Cl. FG, 5.78%, 12/15/28 1                                                    3,008,788           3,026,771
Series 2191, Cl. MF, 5.93%, 12/17/27 1                                                      142,396             142,645
Series 2453, Cl. BD, 6%, 5/15/17                                                            393,531             400,193
Series 3105, Cl. BD, 5.50%, 1/15/26                                                       1,500,000           1,501,458
Series 3138, Cl. PA, 5.50%, 2/15/27                                                       4,168,122           4,179,591
Series 3153, Cl. FJ, 5.71%, 5/15/36 1                                                       540,301             541,868
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                                       2,354,004           2,398,790
Series 1674, Cl. Z, 6.75%, 2/15/24                                                        1,704,036           1,771,799
Series 2002-66, Cl. FG, 6.33%, 9/25/32 1                                                  2,866,900           2,916,693
Series 2002-84, Cl. FB, 6.33%, 12/25/32 1                                                 2,866,902           2,922,636
Series 2003-11, Cl. FA, 6.33%, 9/25/32 1                                                  2,866,807           2,921,173
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                         212,775             217,187
Series 2080, Cl. Z, 6.50%, 8/15/28                                                          135,195             138,187
Series 2116, Cl. ZA, 6%, 1/15/29                                                          1,153,275           1,174,539
Series 2135, Cl. OH, 6.50%, 3/15/29                                                       1,769,283           1,822,922
Series 2173, Cl. Z, 6.50%, 7/15/29                                                          978,067           1,008,338


3               |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
Series 2195, Cl. LH, 6.50%, 10/15/29                                                $     1,324,553     $     1,358,478
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                         226,900             232,868
Series 2368, Cl. PR, 6.50%, 10/15/31                                                        858,909             884,461
Series 2387, Cl. PD, 6%, 4/15/30                                                            102,927             103,051
Series 2500, Cl. FD, 5.83%, 3/15/32 1                                                        69,095              69,816
Series 2526, Cl. FE, 5.73%, 6/15/29 1                                                        96,487              96,898
Series 2551, Cl. FD, 5.73%, 1/15/33 1                                                        75,697              76,524
Series 2583, Cl. KA, 5.50%, 3/15/22                                                         201,622             201,422
Series 2939, Cl. PE, 5%, 2/15/35                                                          1,585,000           1,486,334
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Interest-Only Stripped Mtg.-Backed
Security:
Series 2005-87, Cl. SG, 10.772%, 10/25/35 7                                               4,189,440             242,591
Series 2437, Cl. SB, 8.898%, 4/15/32 7                                                    6,901,846             580,437
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                                                               63,191              63,064
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. IO, 12.674%, 7/1/26 7                                                       252,931              56,294
Series 192, Cl. IO, 14.07%, 2/1/28 7                                                         65,377              13,937
Series 200, Cl. IO, 13.292%, 1/1/29 7                                                        79,190              17,336
Series 2003-118, Cl. S, 10.01%, 12/25/33 7                                                1,590,335             174,932
Series 2003-13, Cl. I O, 9.767%, 3/25/33 7                                                1,495,995             329,539
Series 2003-26, Cl. I O, 10.614%, 4/25/33 7                                               1,208,394             265,801
Series 205, Cl. IO, 10.248%, 9/1/29 7                                                       341,421              75,967
Series 2074, Cl. S, 0.377%, 7/17/28 7                                                        87,049               8,291
Series 2079, Cl. S, (0.632)%, 7/17/28 7                                                     137,367              13,676
Series 208, Cl. IO, (16.228)%, 6/1/30 7                                                     393,718              85,292
Series 2177, Cl. S, 6.061%, 8/15/29 7                                                     4,155,437             335,110
Series 2526, Cl. SE, 2.063%, 6/15/29 7                                                      180,389               9,447
Series 2920, Cl. S, (0.499)%, 1/15/35 7                                                   1,554,693              74,895
Series 3000, Cl. SE, (4.388)%, 7/15/25 7                                                  1,705,418              65,210
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/21 3                                                                          3,795,000           3,662,175
5%, 2/1/18-11/1/33                                                                       15,699,690          15,301,987
5%, 10/1/21-10/1/36 3                                                                    13,596,264          13,189,583
5.50%, 3/1/33-1/1/34                                                                     17,690,653          17,483,521
5.50%, 10/1/21-10/1/36 3                                                                 20,561,000          20,303,839
6%, 7/1/24-1/1/33                                                                         7,211,870           7,280,546
6%, 10/1/21 3                                                                             9,536,000           9,682,015
6.50%, 6/1/17-10/1/30                                                                     6,710,880           6,871,465
6.50%, 4/1/17-10/1/36 3                                                                   7,762,797           7,921,887
7%, 11/1/17-3/1/36                                                                        6,263,969           6,458,248
7.50%, 2/1/27-3/1/33                                                                      5,754,509           5,976,297
8.50%, 7/1/32                                                                                10,284              11,074
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                           53,980              54,103
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                      655,446             669,000
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                           83,298              83,453
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                           33,279              33,263


4               |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                  $        13,936     $        13,907
Trust 2002-12, Cl. PG, 6%, 3/25/17                                                        1,191,527           1,209,663
Trust 2002-77, Cl. WF, 5.73%, 12/18/32 1                                                    113,220             114,173
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                         1,241,259           1,260,160
Trust 2002-9, Cl. PR, 6%, 3/25/17                                                         1,519,862           1,543,005
Trust 2003-116, Cl. FA, 5.73%, 11/25/33 1                                                   200,384             201,472
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                     1,265,000           1,248,228
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                       890,000             876,249
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                        1,080,000           1,057,084
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                         630,000             615,909
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                     520,000             503,136
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                   2,160,000           2,111,266
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                       560,000             547,661
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                       480,000             445,377
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                    2,220,000           2,227,600
Trust 2006-50, Cl. KS, 4.657%, 6/25/36 1                                                    692,039             674,707
Trust 2006-50, Cl. SA, 4.657%, 6/25/36 1                                                    477,632             462,212
Trust 2006-50, Cl. SK, 5.657%, 6/25/36 1                                                  1,311,244           1,285,341
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                     2,856,670           2,862,381
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 0.868%, 4/25/32 7                                                     93,813               6,728
Trust 2002-38, Cl. SO, (3.614)%, 4/25/32 7                                                  485,561              28,752
Trust 2002-48, Cl. S, 1.196%, 7/25/32 7                                                     150,950              11,662
Trust 2002-52, Cl. SL, 1.23%, 9/25/32 7                                                      94,267               7,519
Trust 2002-56, Cl. SN, 2.205%, 7/25/32 7                                                    207,425              16,417
Trust 2002-77, Cl. IS, 1.485%, 12/18/32 7                                                   827,252              66,012
Trust 2006-34, Cl. SK, 13.241%, 5/25/36 7                                                 6,485,579             489,930
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 8.995%, 11/18/31 7                                                   842,072              79,314
Trust 2001-63, Cl. SD, 2.124%, 12/18/31 7                                                   189,227              18,098
Trust 2001-68, Cl. SC, 1.946%, 11/25/31 7                                                   133,696              11,705
Trust 2001-81, Cl. S, 2.649%, 1/25/32 7                                                     162,054              12,211
Trust 2002-77, Cl. SH, 2.874%, 12/18/32 7                                                   204,962              19,560
Trust 2002-9, Cl. MS, 1.172%, 3/25/32 7                                                     199,621              15,999
Trust 2003-33, Cl. SP, 13.034%, 5/25/33 7                                                 1,321,046             154,629
Trust 2003-4, Cl. S, 9.921%, 2/25/33 7                                                      411,964              46,824
Trust 2005-40, Cl. SA, (2.773)%, 5/25/35 7                                                4,421,737             223,342
Trust 2005-40, Cl. SB, 0.214%, 5/25/35 7                                                  1,041,173              44,898
Trust 2005-71, Cl. SA, 3.309%, 8/25/25 7                                                  1,089,115              62,245
Trust 2006-33, Cl. SP, 13.681%, 5/25/36 7                                                 3,576,179             278,892
Trust 214, Cl. 2, 16.174%, 3/1/23 7                                                       1,057,032             242,484
Trust 221, Cl. 2, 12.047%, 5/1/23 7                                                         115,867              26,617
Trust 240, Cl. 2, 20.804%, 9/1/23 7                                                         213,474              47,511
Trust 254, Cl. 2, 5.177%, 1/1/24 7                                                        1,753,082             413,822
Trust 2682, Cl. TQ, 14.208%, 10/15/33 7                                                   1,584,268              97,938
Trust 2981, Cl. BS, 14.201%, 5/15/35 7                                                    3,025,682             139,876


5               |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
Trust 301, Cl. 2, 6.414%, 4/1/29 7                                                  $       464,357     $        99,506
Trust 313, Cl. 2, (12.06)%, 6/1/31 7                                                        507,463             114,958
Trust 319, Cl. 2, 11.422%, 2/1/32 7                                                         152,281              35,051
Trust 321, Cl. 2, 11.26%, 4/1/32 7                                                          678,435             156,365
Trust 324, Cl. 2, 5.584%, 7/1/32 7                                                        1,186,319             269,658
Trust 329, Cl. 2, 9.634%, 1/1/33 7                                                        3,615,245             868,013
Trust 334, Cl. 12, 5.349%, 2/1/33 7                                                       2,178,392             464,315
Trust 340, Cl. 2, 8.005%, 9/1/33 7                                                        1,002,203             245,567
Trust 344, Cl. 2, 8.091%, 12/1/33 7                                                       4,436,947           1,027,357
Trust 362, Cl. 12, 4.143%, 8/1/35 7                                                       1,566,393             336,811
Trust 362, Cl. 13, 4.148%, 8/1/35 7                                                         935,272             207,878
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security,
Trust 340, Cl. 1, 5.181%, 9/1/33 8                                                        1,002,203             726,200
------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-C, Cl. A2, 4.24%, 3/15/08                                                       386,237             385,467
------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                     390,000             383,770
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                     430,000             426,030
------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                     133,293             134,295
Series 1998-C1, Cl. F, 7.185%, 5/15/30 1                                                  1,567,000           1,657,226
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
5.125%, 11/20/25 1                                                                           11,289              11,362
7%, 3/15/28-7/15/28                                                                         504,455             521,175
7.50%, 2/15/27                                                                               71,794              74,918
8%, 11/15/25-5/15/26                                                                        123,968             131,391
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 1999-32, Cl. ZB, 8%, 9/16/29                    1,764,896           1,894,330
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 1998-19, Cl. SB, (0.441)%, 7/16/28 7                                                 277,049              27,237
Series 1998-6, Cl. SA, (1.087)%, 3/16/28 7                                                  170,793              15,060
Series 2001-21, Cl. SB, (5.825)%, 1/16/27 7                                               1,323,989              85,790
Series 2006-47, Cl. SA, 16.226%, 8/16/36 7                                                2,603,304             155,848
------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                    500,000             488,789
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                  1,725,000           1,723,191
------------------------------------------------------------------------------------------------------------------------
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series 2005-S2, Cl.
3A1, 6.731%, 2/25/32 1                                                                    2,349,563           2,380,441
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                   160,000             156,958
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                   965,000             951,923
------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                     520,000             516,401
------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10, Cl. 2A3B,
5.55%, 1/25/36                                                                              478,894             475,589


6               |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                $       608,987     $       605,865
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                     465,840             462,926
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates,
Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                                     390,000             338,470
------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                               556,000             597,364
------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                    2,200,000           2,201,031
------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                       1,952,219           1,950,904
------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                       1,856,932           1,855,046
------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations, Series
2005-C17, Cl. A2, 4.782%, 3/15/42                                                           820,000             811,032
------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR5 Trust, Series
2005-AR5, Cl. A1, 4.673%, 5/25/35 1                                                         302,603             301,761
------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR8 Trust, Series
2005-AR8, Cl. 2AB1, 5.58%, 7/25/45 1                                                        452,417             453,757
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-DD Trust, CMO Mtg. Pass-Through
Certificates, Series 2004-DD, Cl. 2A1, 4.509%, 1/25/35 1                                     50,009              49,852
                                                                                                        ----------------
Total Mortgage-Backed Obligations (Cost $235,988,398)                                                       235,562,961
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--9.1%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.579%, 1/31/07 9                                                 3,482,000           3,422,594
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07 10                                     425,000             417,757
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10 10                                                                        2,066,000           2,012,094
4.875%, 2/17/09 10                                                                        1,000,000             999,130
5.25%, 7/18/11 10                                                                        16,220,000          16,464,971
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                                 965,000             959,988
4.25%, 7/15/07 10                                                                         2,198,000           2,182,135
4.75%, 12/15/10 10                                                                        2,245,000           2,234,118
6%, 5/15/11 11                                                                           15,360,000          16,062,044
6.625%, 9/15/09 11                                                                        2,625,000           2,748,989
7.25%, 1/15/10                                                                            2,552,000           2,733,401
------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 5.155%,
1/15/21 9,10                                                                              5,667,000           2,790,861
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 5.02%, 11/9/06 10                                                   70,095,000          69,723,525
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 10                                                                            50,000              47,926
5.25%, 2/15/29 10                                                                         9,580,000          10,133,101
5.50%, 8/15/28 10                                                                           900,000             981,001
6.875%, 8/15/25                                                                           2,000,000           2,499,532
7.25%, 5/15/16 10,11                                                                      4,684,000           5,615,315
8.875%, 8/15/17 10,11                                                                     1,419,000           1,917,536
STRIPS, 4.201%, 2/15/11 9                                                                   900,000             740,645
STRIPS, 4.808%, 2/15/16 9,12,13                                                           4,491,000           2,903,423


7               |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.625%, 8/31/11 10                                                                  $     3,009,000     $     3,013,234
4.875%, 2/15/12 10                                                                        2,000,000           2,028,516
5.125%, 6/30/11 10                                                                        1,349,000           1,379,195
6.50%, 2/15/10 10                                                                         3,900,000           4,127,452
                                                                                                        ----------------
Total U.S. Government Obligations (Cost $158,030,112)                                                       158,138,483
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--21.7%
------------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.3%
Argentina (Republic of) Bonds:
2%, 9/30/14 6 [ARP]                                                                       1,802,000             590,966
5.589%, 8/3/12 1                                                                         10,639,500           9,825,540
Series V, 7%, 3/28/11                                                                    10,975,000          10,379,910
------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas, Series
PBA1, 4/1/07 5,6 [ARP]                                                                       13,367               5,786
------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 6 [ARP]                                       2,291,520           1,105,984
                                                                                                        ----------------
                                                                                                             21,908,186
------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--0.7%
New South Wales Treasury Corp. Gtd. Bonds, 8%, 3/1/08 [AUD]                              16,850,000          12,884,748
------------------------------------------------------------------------------------------------------------------------
BELGIUM--0.6%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                  2,250,000           3,362,118
------------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 3.192%, 12/14/06 9 [EUR]                             5,470,000           6,892,480
                                                                                                        ----------------
                                                                                                             10,254,598
------------------------------------------------------------------------------------------------------------------------
BRAZIL--1.9%
Brazil (Federal Republic of) Bonds:
8%, 1/15/18                                                                              11,415,000          12,567,915
8.75%, 2/4/25                                                                             5,360,000           6,397,160
8.875%, 10/14/19                                                                          5,275,000           6,269,338
10.50%, 7/14/14                                                                           6,288,000           7,916,592
------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                           130,000             142,805
                                                                                                        ----------------
                                                                                                             33,293,810
------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.1%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                              740,000             874,125
8.25%, 1/15/15 2                                                                            710,000             838,688
                                                                                                        ----------------
                                                                                                              1,712,813
------------------------------------------------------------------------------------------------------------------------
CANADA--0.8%
Canada (Government of) Nts., 4%, 9/1/10 [CAD]                                            15,570,000          13,987,996
------------------------------------------------------------------------------------------------------------------------
COLOMBIA--1.5%
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                                           6,456,000           6,552,840
10.75%, 1/15/13                                                                           1,390,000           1,704,140
12%, 10/22/15 [COP]                                                                  21,515,000,000          10,255,741
------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                                             933,000           1,034,697
11.75%, 3/1/10 [COP]                                                                  2,617,240,000           1,166,712
------------------------------------------------------------------------------------------------------------------------


8               |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                                $     4,720,000     $     5,215,600
                                                                                                        ----------------
                                                                                                             25,929,730
------------------------------------------------------------------------------------------------------------------------
DENMARK--0.2%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                                        4,685,000             808,422
4%, 11/15/15 [DKK]                                                                        3,485,000             606,334
7%, 11/10/24 [DKK]                                                                        1,270,000             302,345
------------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                              5,030,000             861,067
                                                                                                        ----------------
                                                                                                              2,578,168
------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.0%
Dominican Republic Unsec. Unsub. Nts., 9.50%, 9/27/11 2                                     439,140             474,271
------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 2                                                                           590,000             647,525
7.65%, 6/15/35 2                                                                          1,265,000           1,363,038
                                                                                                        ----------------
                                                                                                              2,010,563
------------------------------------------------------------------------------------------------------------------------
FRANCE--1.8%
France (Government of) Bonds, 3.25%, 4/25/16 [EUR]                                       14,300,000          17,454,537
------------------------------------------------------------------------------------------------------------------------
France (Government of) Obligations Assimilables du Tresor Bonds, 4%,
4/25/55 [EUR]                                                                             6,125,000           7,932,186
------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 3.195%, 12/14/06 9 [EUR]                           4,450,000           5,606,726
                                                                                                        ----------------
                                                                                                             30,993,449
------------------------------------------------------------------------------------------------------------------------
GERMANY--1.7%
Germany (Federal Republic of) Bonds, Series 05, 4%, 1/4/37 [EUR]                          8,635,000          11,221,197
------------------------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills, Series 0906, 3.359%,
3/14/07 9 [EUR]                                                                          15,020,000          18,763,334
                                                                                                        ----------------
                                                                                                             29,984,531
------------------------------------------------------------------------------------------------------------------------
GREECE--0.4%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                                          5,205,000           6,888,221
------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                                                           250,000             295,625
10.25%, 11/8/11                                                                              95,000             112,338
                                                                                                        ----------------
                                                                                                                407,963
------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.2%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                                                            120,000             122,700
7.25%, 4/20/15 2                                                                            200,000             210,750
------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 2                                    2,070,000           2,429,663
                                                                                                        ----------------
                                                                                                              2,763,113
------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.3%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                               21,493,000           5,356,067


9               |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
ITALY--1.8%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 3.40%,
7/1/09 1 [EUR]                                                                           14,630,000     $    18,633,256
------------------------------------------------------------------------------------------------------------------------
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali, 4.25%,
2/1/19 [EUR]                                                                             10,070,000          13,060,443
                                                                                                        ----------------
                                                                                                             31,693,699
------------------------------------------------------------------------------------------------------------------------
JAPAN--0.9%
Japan (Government of) Bonds:
10 yr., Series 268, 1.50%, 3/20/15 [JPY]                                                599,000,000           5,056,067
Series 7, 0.80%, 3/10/16 [JPY]                                                        1,280,831,000          10,610,431
                                                                                                        ----------------
                                                                                                             15,666,498
------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.3%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 6 [MYR]                7,980,000           2,401,790
------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                         8,950,000           2,437,710
                                                                                                        ----------------
                                                                                                              4,839,500
------------------------------------------------------------------------------------------------------------------------
MEXICO--1.4%
United Mexican States Bonds:
7.50%, 4/8/33                                                                            18,633,000          21,539,748
8.30%, 8/15/31                                                                              555,000             693,473
------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12                                                2,335,000           2,568,500
                                                                                                        ----------------
                                                                                                             24,801,721
------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20 6                            960,000             958,200
------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                    163,196             154,043
                                                                                                        ----------------
                                                                                                              1,112,243
------------------------------------------------------------------------------------------------------------------------
PANAMA--0.6%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                           10,160,000          10,109,200
9.375%, 4/1/29                                                                              655,000             848,225
                                                                                                        ----------------
                                                                                                             10,957,425
------------------------------------------------------------------------------------------------------------------------
PERU--1.3%
Peru (Republic of) Bonds:
7.84%, 8/12/20 [PEN]                                                                     28,720,000           9,379,923
8.20%, 8/12/26 6 [PEN]                                                                    5,945,000           1,980,386
8.375%, 5/3/16                                                                              290,000             335,675
9.91%, 5/5/15 [PEN]                                                                       8,101,000           2,990,043
Series 7, 8.60%, 8/12/17 [PEN]                                                            3,450,000           1,189,913
Series 8-1, 12.25%, 8/10/11 [PEN]                                                         1,427,000             547,453
------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 5%, 3/7/17 1                   1,323,160           1,309,928
------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 9                                              630,186             353,440
------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                                   3,310,000           4,071,300
                                                                                                        ----------------
                                                                                                             22,158,061


10              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.8%
Philippines (Republic of the) Bonds:
8%, 1/15/16                                                                         $     1,490,000     $     1,642,725
9.50%, 2/2/30                                                                             2,830,000           3,495,050
------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds, 7.75%, 1/14/31                                8,062,000           8,455,023
                                                                                                        ----------------
                                                                                                             13,592,798
------------------------------------------------------------------------------------------------------------------------
POLAND--0.6%
Poland (Republic of) Bonds:
Series 0K0807, 4.243%, 8/12/07 9 [PLZ]                                                    1,200,000             368,834
Series DS1013, 5%, 10/24/13 [PLZ]                                                        11,340,000           3,580,176
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                       1,000,000             321,332
Series 0511, 4.25%, 5/24/11 [PLZ]                                                        18,390,000           5,602,471
                                                                                                        ----------------
                                                                                                              9,872,813
------------------------------------------------------------------------------------------------------------------------
RUSSIA--0.1%
Russian Ministry of Finance Debs., Series VII, 3%, 5/14/11                                1,510,000           1,356,463
------------------------------------------------------------------------------------------------------------------------
TURKEY--0.4%
Turkey (Republic of) Bonds, 7%, 9/26/16                                                   1,920,000           1,891,200
------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                            2,215,000           2,237,150
9.50%, 1/15/14                                                                              770,000             879,725
11%, 1/14/13                                                                              1,730,000           2,090,013
                                                                                                        ----------------
                                                                                                              7,098,088
------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--1.3%
United Kingdom Treasury Bonds:
5%, 3/7/08 [GBP]                                                                          3,225,000           6,044,346
6%, 12/7/28 [GBP]                                                                         4,250,000           9,928,523
------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                            3,290,000           6,045,989
                                                                                                        ----------------
                                                                                                             22,018,858
------------------------------------------------------------------------------------------------------------------------
URUGUAY--0.5%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36                                     1,120,000           1,122,800
------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18 [UYU]                                                                        54,110,000           2,323,388
8%, 11/18/22                                                                              5,650,000           5,989,000
                                                                                                        ----------------
                                                                                                              9,435,188
                                                                                                        ----------------
Total Foreign Government Obligations (Cost $368,579,912)                                                    376,031,582
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--24.4%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.2%
------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10               700,000             700,000
------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                      1,125,000           1,099,688
9% Sr. Unsec. Nts., 7/1/15                                                                1,045,000           1,065,900
------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                 1,200,000           1,167,000
------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                       900,000             893,250
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                     650,000             708,500


11              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS CONTINUED
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                              $       200,000     $       199,000
------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                               1,125,000           1,012,500
8.25% Sr. Unsec. Nts., 8/1/10                                                             1,700,000           1,666,000
                                                                                                        ----------------
                                                                                                              8,511,838
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.2%
Ford Motor Co., 7.45% Bonds, 7/16/31                                                        800,000             622,000
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                                      1,700,000           1,631,607
5.80% Sr. Unsec. Nts., 1/12/09                                                              300,000             285,753
7.375% Nts., 10/28/09                                                                     4,400,000           4,278,806
7.375% Unsec. Nts., 2/1/11                                                                  300,000             288,209
9.957% Nts., 4/15/12 1                                                                    1,990,000           2,085,011
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                                                      4,720,000           4,699,846
7.25% Nts., 3/2/11                                                                          400,000             402,662
8% Bonds, 11/1/31                                                                         2,480,000           2,600,211
------------------------------------------------------------------------------------------------------------------------
General Motors Corp.:
7.20% Nts., 1/15/11                                                                       1,150,000           1,065,188
8.375% Sr. Unsec. Debs., 7/15/33                                                            400,000             348,000
------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 2                                                                   610,000             642,025
10.50% Sr. Sub. Nts., 1/1/16 2                                                            1,135,000           1,254,175
                                                                                                        ----------------
                                                                                                             20,203,493
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13                                 580,000             588,700
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Education Management LLC/Education Management Corp., 10.25% Sr. Sub. Nts.,
6/1/16 2                                                                                  1,140,000           1,171,350
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12                 500,000             510,000
------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                               850,000             891,438
------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                             500,000             527,500
------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 2                                                1,040,000           1,003,600
------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                        1,047,000           1,104,585
------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 2                       1,460,000           1,332,250
------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                            900,000             920,250
------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 2                                      1,335,000           1,415,100
------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                            625,000             674,219
------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                           2,100,000           2,005,500
9% Sr. Sub. Nts., 3/15/12                                                                   500,000             524,375
------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                        650,000             674,375
------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                                                               650,000             641,875
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                       2,300,000           2,409,365
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                          350,000             360,063
------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                        225,000             221,063


12              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
6.375% Sr. Sub. Nts., 7/15/09                                                       $       250,000     $       249,375
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                        515,000             504,700
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                                        500,000             500,000
8% Sr. Sub. Nts., 4/1/12                                                                  1,200,000           1,248,000
------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                                 800,000             778,000
------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                               800,000             836,000
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                                        800,000             810,000
------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                          230,000             225,113
6.875% Sr. Sub. Nts., 12/1/11                                                               500,000             505,000
------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                         1,900,000           1,933,250
------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 2                                       525,000             562,406
------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 4,5,6                                            250,000                  --
------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                              574,000             552,475
9.625% Sr. Nts., 6/1/14                                                                     669,000             598,755
9.75% Sr. Nts., 4/15/13                                                                     400,000             362,000
------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                        2,203,000           2,073,574
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                         235,000             221,488
------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                3,100,000           2,979,875
------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                           500,000             541,250
------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                          1,100,000           1,080,750
------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                     2,274,000           2,217,150
                                                                                                        ----------------
                                                                                                             33,994,719
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                            400,000             400,000
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                             400,000             439,853
------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 7.75% Sr. Unsec. Sub. Nts., 5/15/13                         300,000             276,000
------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                              250,000             257,468
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                         400,000             410,500
------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                            450,000             461,250
------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                        200,000             194,000
------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                         800,000             720,000
------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                           900,000             832,500
                                                                                                        ----------------
                                                                                                              3,991,571
------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                      825,000             816,750
------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 2                                   785,000             773,225
                                                                                                        ----------------
                                                                                                              1,589,975
------------------------------------------------------------------------------------------------------------------------
MEDIA--3.3%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 4,5                                                          350,000             214,375
10.25% Sr. Unsec. Sub. Nts., 6/15/11 4,5                                                    200,000             130,500
10.875% Sr. Unsec. Nts., 10/1/10 4,5                                                        400,000             249,000
------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                       1,100,000           1,113,750


13              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                     $       650,000     $       614,250
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                          360,000             361,350
------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                        150,000             132,375
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                               700,000             654,500
------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 2                                      405,000             396,900
------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter Communications Holdings II
Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                                                             700,000             717,500
10.25% Sr. Unsec. Nts., Series B, 9/15/10                                                   885,000             902,700
------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC/Charter Communications Operating Capital
Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 2                                            4,503,000           4,598,689
------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                         900,000             938,250
------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 14                                1,500,000           1,203,750
------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.25% Sr. Nts., 4/15/12 2                                                                   200,000             200,250
7.625% Sr. Unsec. Debs., 7/15/18                                                          1,000,000           1,028,750
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                           1,106,000           1,140,563
------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts., 11/15/09             200,000             211,750
------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                     300,000             311,250
9.875% Sr. Sub. Nts., 8/15/13                                                               586,000             635,810
------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 14                                                        300,000             254,250
0%/9% Unsec. Disc. Nts., 11/15/13 14                                                        400,000             339,000
8% Unsec. Nts., 11/15/13                                                                  3,575,000           3,566,063
------------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc.:
6.375% Sr. Unsec. Nts., 6/15/15                                                             450,000             425,250
8.375% Sr. Unsec. Nts., 3/15/13                                                           1,100,000           1,145,375
------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                           1,427,000           1,361,001
7% Sr. Nts., 10/1/13 2,3                                                                    535,000             525,638
7.125% Sr. Nts., 2/1/16 2                                                                 1,400,000           1,359,750
------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                 1,000,000           1,003,750
------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                    359,000             333,870
------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 6.625% Sr. Unsec. Sub. Nts., 8/15/15                                   1,275,000           1,228,781
------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                          550,000             515,625
------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 14                                 1,600,000           1,232,000
------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts., 10/15/15 2,3                                      1,220,000           1,218,475
------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50% Sr. Nts., 10/15/15                   280,000             279,650
------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                         969,000             995,648
------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                              1,300,000           1,153,750
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                        700,000             651,000
------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts., 8/1/16 2,14                                                1,725,000           1,019,906
10% Sr. Nts., 8/1/14 2                                                                    2,195,000           2,280,056
------------------------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                     355,000             368,313


14              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Paxson Communications Corp., 11.757% Sr. Sec. Nts., 1/15/13 1,6                     $       760,000     $       769,500
------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                        900,000             821,250
8.875% Sr. Unsec. Nts., 5/15/11                                                             319,000             313,418
------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 2                                     315,000             304,763
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                                2,730,000           2,504,775
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                                1,865,000           1,711,138
6.875% Sr. Nts., 1/15/13                                                                  1,300,000           1,192,750
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                               3,540,000           3,566,550
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 2                         400,000             442,000
------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                              600,000             615,750
------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 2                                     900,000             967,500
------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                       340,000             325,293
------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                          2,775,000           2,827,031
8.75% Sr. Sub. Nts., 12/15/11                                                               300,000             314,250
------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13                                230,000             225,975
------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                 700,000             709,625
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                  800,000             808,000
------------------------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                                          500,000             490,000
------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 14                                  2,057,000           1,542,750
------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc.:
9.75% Sr. Nts., 5/1/14 2                                                                    230,000             221,950
9.75% Sr. Unsec. Nts., 5/1/14                                                               300,000             288,000
                                                                                                        ----------------
                                                                                                             57,975,681
------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14                        1,980,000           1,935,450
------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                              2,020,000           2,156,350
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                                      660,000             716,100
                                                                                                        ----------------
                                                                                                              4,807,900
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                    300,000             308,625
------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                        250,000             245,625
------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                  1,308,000           1,226,250
------------------------------------------------------------------------------------------------------------------------
Gamestop Corp., 8% Sr. Unsec. Nts., 10/1/12                                                 300,000             310,500
------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 11.132% Sr. Sec. Nts., 1/15/14 1,2                                1,480,000           1,435,600
------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11 6                                200,000             212,000
------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                           550,000             555,500
                                                                                                        ----------------
                                                                                                              4,294,100
------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2                                                   1,067,000           1,133,688
------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                       859,000             895,508
10.258% Sr. Unsec. Unsub. Nts., 4/1/12 1                                                  1,540,000           1,593,900
------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 6                                          250,000             256,250


15              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                   $       610,000     $       581,025
                                                                                                        ----------------
                                                                                                              4,460,371
------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.7%
------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                                                                      685,000             696,131
8.125% Sr. Sub. Nts., 1/15/12                                                               300,000             311,625
                                                                                                        ----------------
                                                                                                              1,007,756
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.1%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                           1,600,000           1,548,000
------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 4,5,6                                           142,981                  --
------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                                450,000             453,375
9.50% Sr. Sec. Nts., 2/15/11                                                                700,000             727,125
                                                                                                        ----------------
                                                                                                              2,728,500
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.2%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                         180,000             174,600
8.625% Sr. Sub. Nts., 12/15/12                                                              400,000             421,500
------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                     306,000             300,645
8.875% Sr. Unsec. Nts., 3/15/11                                                              71,000              68,338
------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                               1,300,000           1,179,750
------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7% Sr. Nts., 8/1/11                                                                         300,000             303,750
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                        400,000             408,000
------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 [GBP]                            400,000             790,148
                                                                                                        ----------------
                                                                                                              3,646,731
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                350,000             336,875
------------------------------------------------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts., 4/15/14 2                                       370,000             397,750
------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                                  400,000             322,000
                                                                                                        ----------------
                                                                                                              1,056,625
------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                1,175,000           1,157,375
------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                    500,000             521,250
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                         740,000             777,000
                                                                                                        ----------------
                                                                                                              2,455,625
------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13 2                                    1,805,000           1,866,421
------------------------------------------------------------------------------------------------------------------------
ENERGY--2.7%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Basic Energy Services, Inc., 7.125% Sr. Nts., 4/15/16 2                                     335,000             324,950
------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.875% Sr. Unsec. Sub. Nts., 4/15/11 1                                       300,000             315,375
------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                               800,000             836,000
------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                              221,000             224,868
------------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Nts., 4/15/13 2                                                       400,000             381,000


16              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
RathGibson, Inc., 11.25% Sr. Nts., 2/15/14 2                                        $       300,000     $       310,500
------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                            400,000             405,000
                                                                                                        ----------------
                                                                                                              2,797,693
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.5%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                            700,000             675,500
------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                                290,000             296,525
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                             250,000             240,000
6.875% Sr. Unsec. Nts., 1/15/16                                                           1,822,000           1,790,115
------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                                 85,000              76,925
------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                 1,310,000           1,270,700
------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                           180,000             183,150
------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                            2,784,000           2,902,320
------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                  200,000             206,000
------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                             1,319,000           1,355,273
------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                    300,000             304,500
------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                       550,000             555,500
------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                         700,000             703,500
------------------------------------------------------------------------------------------------------------------------
Gaz Capital SA, 8.625% Sr. Unsec. Nts., 4/28/34 2                                         3,555,000           4,434,863
------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                               880,000             915,200
------------------------------------------------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                                                                   200,000             196,000
6.875% Sr. Unsec. Nts., 12/15/13                                                            285,000             259,350
------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 2                                                   1,510,000           1,454,384
------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                             1,900,000           1,869,125
------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr. Unsec.
Nts., 9/15/15                                                                               100,000              99,000
------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                             700,000             693,000
------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                                                         740,000             801,790
8.50% Unsub. Nts., 2/15/08                                                                  420,000             435,435
9.125% Unsec. Unsub. Nts., 10/13/10                                                         610,000             684,420
------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 2                      3,678,097           3,625,865
------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                               300,000             315,000
------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 7.875% Sr. Sub. Nts., 5/1/13 2                                          365,000             373,669
------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                        835,000             910,148
------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                 1,340,000           1,276,350
------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                               430,000             410,650
7.375% Sr. Sub. Nts., 7/15/13                                                               200,000             202,000
7.50% Sr. Sub. Nts., 5/15/16                                                              1,505,000           1,520,050
------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                         500,000             520,612
8% Sr. Unsub. Nts., 3/1/32                                                                  300,000             333,189
------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 6.75% Sr. Unsec. Sub. Nts., 12/15/14                                  1,020,000           1,025,100
------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 2                                            525,000             526,313
------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 2                                               2,123,000           2,112,385
------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                           1,567,000           1,658,193


17              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 2                                                           $       405,000     $       392,344
6.625% Sr. Nts., 11/1/15 2                                                                  905,000             875,588
------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 6.40% Sr. Nts., 4/15/16 2                             470,000             467,063
------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                      1,500,000           1,477,500
------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                         900,000             927,000
7.625% Nts., 7/15/19                                                                        928,000             969,760
8.75% Unsec. Nts., 3/15/32                                                                1,619,000           1,780,900
                                                                                                        ----------------
                                                                                                             44,102,254
------------------------------------------------------------------------------------------------------------------------
FINANCIALS--2.1%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14 2                                                             600,000             606,000
9.265% Sr. Sec. Nts., 9/15/14 1,2                                                           600,000             606,000
------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                           1,146,000           1,177,515
8% Sr. Nts., 6/15/11                                                                        410,000             426,400
                                                                                                        ----------------
                                                                                                              2,815,915
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.9%
Banco BMG SA, 9.15% Nts., 1/15/16 2                                                       2,980,000           2,994,900
------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 6                                                      7,000               7,525
------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10 9                                                        2,510,000           1,275,080
12.278% Sr. Unsec. Nts., 3/9/09 9                                                         1,960,000           1,115,240
9.751% Sr. Unsec. Nts., 7/8/09 9                                                          1,960,000           1,176,000
------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                                                 920,000             400,733
7.889% Nts., 1/25/12 1 [COP]                                                            971,928,577             432,695
------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 4,5,6                          90,000                  --
------------------------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 2                    3,110,000           3,242,175
------------------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.657% Sec. Nts., Series 2006-003,
Tranche E, 7/20/11 1,6                                                                    1,100,000           1,100,000
------------------------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 1                                             2,500,000           2,522,900
------------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 2                                                 1,870,000           1,884,025
                                                                                                        ----------------
                                                                                                             16,151,273
------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 2,3                                        150,000             152,625
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Disc. Nts., 10/1/12 14                        100,000              83,500
------------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                                       60,000              56,250
------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 6                                1,511,813           1,474,017
------------------------------------------------------------------------------------------------------------------------
BCP Crystal US Holdings Corp., 9.625% Sr. Sub. Nts., 6/15/14                                813,000             886,170
------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.64% Sec. Nts., Series 2005-93, 12/20/10 1,6                               1,100,000           1,101,540
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Export-Import Bank of Ukraine Loan
Participation Nts., 8.40%, 2/9/16                                                         1,740,000           1,697,370


18              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 0%/10.50% Sr. Unsec. Disc.
Nts., Series B, 10/1/14 14                                                          $       570,000     $       465,263
------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank Kazakhstan Europe BV, 7.75% Nts., 5/13/13 2                            1,625,000           1,661,563
------------------------------------------------------------------------------------------------------------------------
Itabo Finance SA, 10.875% Nts., 10/5/13 2,3                                                 647,000             658,711
------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                         330,000             313,500
------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 2                                                    850,000             847,875
------------------------------------------------------------------------------------------------------------------------
Reachcom Public Ltd., Renaissance Consumer Finance Bank of Russia Loan
Participation Nts., 10.50%, 7/27/07 6 [RUR]                                              20,000,000             747,508
------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 6,14                             2,695,000             943,250
------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                              130,000             131,138
10.239% Sr. Unsec. Nts., 5/1/10 1                                                           130,000             134,225
                                                                                                        ----------------
                                                                                                             11,201,880
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.2%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                                 925,000             983,969
------------------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                                                          730,000             711,750
6.75% Sr. Nts., Series Q, 6/1/16                                                            500,000             495,625
------------------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                               450,000             455,063
                                                                                                        ----------------
                                                                                                              2,646,407
------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 6                                    2,340,000           2,392,650
------------------------------------------------------------------------------------------------------------------------
Bankunited Capital Trust, 10.25% Capital Securities, 12/31/26 6                             100,000             105,500
                                                                                                        ----------------
                                                                                                              2,498,150
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.1%
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14 2                              325,000             310,375
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                           650,000             643,500
------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                         300,000             316,500
                                                                                                        ----------------
                                                                                                                960,000
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                        300,000             319,500
------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                        400,000             384,500
------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                             465,000             456,281
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                       1,975,000           1,950,313
------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                                300,000             322,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                          300,000             316,125
------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                900,000             918,000
------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 6 [DEM]                        25,000              16,776
------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Securities,
6/15/11 6                                                                                   600,000             618,750
------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13 6                                      200,000             208,500
------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                            1,719,000           1,459,001


19              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
6.375% Nts., 1/15/15                                                                $     1,671,000     $     1,353,510
8.75% Sr. Nts., 9/1/10                                                                      200,000             202,500
------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 10.75% Sr. Nts., 6/15/16 2                                               875,000             897,969
------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                               230,000             224,825
6.875% Sr. Sub. Nts., 12/15/15                                                              285,000             278,231
------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                            220,000             215,600
------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                 2,250,000           1,906,875
------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                  1,282,000           1,132,968
7.375% Nts., 2/1/13                                                                          19,000              17,219
9.875% Sr. Nts., 7/1/14                                                                   2,382,000           2,384,978
------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                           465,000             453,956
------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                 300,000             312,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                        300,000             330,000
------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 14                   2,000,000           1,450,000
                                                                                                        ----------------
                                                                                                             18,130,877
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11 6                        350,000             331,625
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.0%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.3%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                    1,335,000           1,318,313
------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                     219,000             228,855
------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                     970,000             957,875
7.625% Sr. Sub. Nts., 2/1/18                                                                205,000             209,100
------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                               583,000             556,765
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                        400,000             390,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                             515,000             503,413
7.625% Sr. Sub. Nts., 6/15/12                                                               500,000             517,500
------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                    223,000             238,610
11% Sr. Sub. Nts., 2/15/13                                                                  194,000             212,430
                                                                                                        ----------------
                                                                                                              5,132,861
------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 4,5,6                                       735,000                  --
------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                    200,000             200,500
------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                     770,000             737,275
------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                        1,011,000           1,076,715
------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                        1,250,000           1,187,500
                                                                                                        ----------------
                                                                                                              3,201,990
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                                     180,000             179,550
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                   1,300,000           1,287,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                      434,000             464,923
------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                               1,500,000           1,428,750


20              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                 $       460,000     $       453,100
7.50% Sr. Nts., 5/1/11                                                                      200,000             205,500
------------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16 2,3                                    535,000             543,025
------------------------------------------------------------------------------------------------------------------------
Mobile Services Group, Inc., 9.75% Sr. Nts., 8/1/14 2                                       120,000             123,600
                                                                                                        ----------------
                                                                                                              4,685,448
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.3%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 6                                       5,060,000           5,249,750
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                              325,000             335,563
------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                    200,000             189,000
------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 6 [BRR]                               1,115,000             570,500
------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                               600,000             645,000
------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                300,000             316,500
                                                                                                        ----------------
                                                                                                              2,056,563
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 2                       1,280,000           1,248,000
------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                         120,000             112,200
                                                                                                        ----------------
                                                                                                              1,360,200
------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.2%
Case New Holland, Inc.:
7.125% Sr. Unsec. Nts., 3/1/14                                                              500,000             504,375
9.25% Sr. Nts., 8/1/11                                                                      200,000             213,000
------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 2                                             700,000             665,000
------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                      380,000             387,600
------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 10.50% Sr. Sub. Nts., 8/1/12 6                                   325,000             351,000
------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 6                                      700,000             668,500
------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                           300,000             294,750
------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 7.375% Sr. Nts., 8/1/08 2                                             950,000             812,250
                                                                                                        ----------------
                                                                                                              3,896,475
------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.75% Sr. Nts., 5/15/16 2                                                                   335,000             324,950
7.905% Sr. Nts., 5/15/14 1,2                                                                135,000             132,975
------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                             400,000             402,000
------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                 150,000             142,125
7.50% Sr. Unsec. Nts., 11/1/13                                                              387,000             382,163
9.625% Sr. Nts., 12/1/12 6                                                                  750,000             810,000
------------------------------------------------------------------------------------------------------------------------
TDS Investor Corp., 11.875% Sr. Sub. Nts., 9/1/16 2                                         800,000             772,000
                                                                                                        ----------------
                                                                                                              2,966,213
------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Ashtead Capital, Inc., 9% Nts., 8/15/16 2                                                   385,000             402,325
------------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Nts., 7/15/16 2                                    420,000             432,600
------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                       570,000             579,975


21              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS CONTINUED
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                     $     4,000,000     $     3,780,000
                                                                                                        ----------------
                                                                                                              5,194,900
------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Horizon Lines LLC, 9% Nts., 11/1/12                                                         236,000             244,260
------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.1%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 6,15                                        116,000             135,720
------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                    3,160,000           2,828,200
------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd.:
9.731% Sr. Nts., 7/15/11 1,2                                                                383,000             397,363
10.75% Sr. Nts., 7/15/16 2                                                                  400,000             430,000
------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 4,5                      675,000                   7
                                                                                                        ----------------
                                                                                                              3,791,290
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology HDD Holdings:
6.375% Sr. Nts., 10/1/11                                                                    750,000             750,000
6.80% Sr. Nts., 10/1/16                                                                     225,000             225,000
8% Sr. Nts., 5/15/09                                                                        200,000             208,002
                                                                                                        ----------------
                                                                                                              1,183,002
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                             2,021,000           1,970,475
------------------------------------------------------------------------------------------------------------------------
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 6                                                                    785,000             800,700
11.75% Sr. Sub. Nts., 8/1/16 6                                                            1,180,000           1,221,300
------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                                                              380,000             360,050
8.125% Sr. Sub. Nts., 3/1/16                                                                745,000             733,825
------------------------------------------------------------------------------------------------------------------------
Solectron Global Finance Ltd., 8% Sr. Unsec. Sub. Nts., 3/15/16                             425,000             422,875
                                                                                                        ----------------
                                                                                                              5,509,225
------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 4,5,6 [EUR]                          338,620                  --
------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 4,5,6                          200,173                  --
------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 4,5,6 [EUR]                                   100,000                  --
                                                                                                        ----------------
                                                                                                                     --
------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts., Series B,
2/15/13                                                                                     607,000             631,280
------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Sub. Nts., 5/15/14 6                                     415,000             425,375
------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                           400,000             402,000
------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr.Unsec. Nts., 8/15/13                                                            1,435,000           1,492,400
10.25% Sr. Unsec. Sub. Nts., 8/15/15                                                      2,035,000           2,106,225
                                                                                                        ----------------
                                                                                                              5,057,280
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                              1,758,000           1,788,765
------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 7.75% Sr. Nts., 5/15/13                                           2,050,000           1,888,563
                                                                                                        ----------------
                                                                                                              3,677,328


22              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.7%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                      $       550,000     $       572,000
10.125% Sr. Unsec. Nts., 9/1/08                                                              19,000              20,211
10.625% Sr. Unsec. Nts., 5/1/11                                                             600,000             646,500
------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp., 10.75% Sr. Sub. Nts., 10/15/16                                        1,220,000           1,201,700
------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
8.375% Sr. Sub. Nts., 1/1/15 1,2                                                            790,000             801,850
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                        433,000             441,660
------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                           198,000             226,215
11.625% Sr. Unsec. Nts., 10/15/10                                                            13,000              14,430
------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13 6                                          19,000              21,280
------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 2                                           1,230,000           1,177,725
------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                        250,000             249,375
------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 14                        350,000             259,000
------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                                                               1,125,000           1,144,688
8.25% Sr. Unsec. Nts., 9/15/16                                                              600,000             612,000
9.50% Sec. Nts., 12/15/08                                                                    11,000              11,371
10.50% Sr. Sec. Nts., 6/1/13                                                                600,000             663,000
------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.50% Sr. Sub. Nts., 11/15/14                             200,000             198,000
------------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Unsec. Nts., 12/1/12 2                 475,000             489,844
                                                                                                        ----------------
                                                                                                              8,750,849
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 14                                   1,225,000             851,375
------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                      1,035,000           1,019,475
------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                            1,435,000           1,460,113
------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                             200,000             199,000
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                     1,800,000           1,777,500
------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                     800,000             822,000
9.50% Sr. Sub. Nts., 8/15/13                                                              1,050,000           1,078,875
------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                        300,000             278,250
8.25% Sr. Unsec. Nts., 10/1/12                                                            1,450,000           1,395,625
------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                              400,000             424,000
------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                450,000             464,625
8.25% Sr. Unsec. Nts., 5/15/13                                                            1,719,000           1,770,570
8.75% Sr. Sec. Nts., 11/15/12                                                               928,000             983,680
8.875% Sr. Sec. Nts., 2/15/09                                                               176,000             181,720
------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.85% Sr. Sec. Nts., 6/15/09 5                                               381,113             426,847
------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                1,675,000           1,455,156
------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                     470,000             453,550
9.75% Sr. Unsec. Nts., 2/1/11                                                               516,000             534,060


23              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 2                                  $       125,000     $       140,625
------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                        1,300,000           1,209,000
                                                                                                        ----------------
                                                                                                             16,074,671
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.9%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                            1,019,000             997,346
7.875% Sr. Unsec. Nts., 2/15/09                                                             100,000             100,125
------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14 2                                                                   6,880,000           7,843,200
8.875% Nts., 11/17/14                                                                       915,000           1,043,100
------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                        600,000             603,000
------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Unsec. Sub. Nts., Series B, 12/1/15 6                    635,000             631,825
------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 4,5,6                   71,000                  --
------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                               585,000             659,748
------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                       500,000             535,625
------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                      204,000             221,850
------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 8.25% Sr. Nts., 2/15/15 1,2                                                1,575,000           1,504,125
------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                               200,000             207,250
------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                     336,000             360,360
10.75% Sr. Nts., 8/1/08                                                                     519,000             563,764
                                                                                                        ----------------
                                                                                                             15,271,318
------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15                   1,000,000             915,000
------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                                                          600,000             598,500
8.85% Unsec. Bonds, 8/1/30                                                                  400,000             338,000
------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                             190,000             190,950
------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                         100,000             100,750
------------------------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                             500,000             493,750
------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                          500,000             467,500
------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 4,5,6                              600,000             375,000
------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 2,15 [EUR]                                        159,612             206,951
------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                         225,000             206,156
------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                     700,000             647,500
------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper, Inc.:
9.235%, Sr. Sec. Nts., 8/1/14 1,2                                                           460,000             466,900
11.375% Sr. Sub. Nts., 8/1/16 2                                                             460,000             458,850
                                                                                                        ----------------
                                                                                                              5,465,807
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.2%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 2                                    3,200,000           3,128,000
------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Nts., 6/15/16 2                                           930,000             992,775
------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 1                                                                 1,000,000           1,017,500
8.625% Sr. Nts., 1/15/15 1                                                                  815,000             837,413
------------------------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc., 10.75% Sr. Unsec. Unsub. Nts., 10/15/11                            250,000             262,813


24              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Nordic Telephone Co. Holdings ApS, 8.875% Sr. Nts., 5/1/16 2                        $       345,000     $       364,406
------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 2                                                                      900,000             931,500
9% Sr. Unsec. Nts., 8/15/14                                                               1,350,000           1,400,625
------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                         2,100,000           2,110,500
7.90% Unsec. Nts., 8/15/10                                                                1,719,000           1,774,868
------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts.,
2/15/11 1                                                                                   300,000             301,500
------------------------------------------------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Nts., 10/1/14 2                                                                   765,000             793,688
8.875% Unsec. Unsub. Nts., 3/15/12 1                                                      2,300,000           2,521,375
------------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 6  [PEN]                             3,290,100           1,071,568
------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 4,5,6                                              500,000                  --
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                 1,700,000           1,797,750
------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15               225,000             240,750
------------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Nts., 8/1/13 2                                                                   575,000             613,094
8.625% Sr. Nts., 8/1/16 2                                                                   875,000             940,625
------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 4,5,6                                250,000                  --
                                                                                                        ----------------
                                                                                                             21,100,750
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                     700,000             749,000
11% Sr. Unsec. Nts., 7/31/10                                                                 19,000              20,853
------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                   1,120,000           1,178,800
------------------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                            250,000             257,500
7.50% Sr. Nts., 5/1/12 6                                                                    400,000             413,000
------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 4,5,6                            400,000                  --
------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp., 10.125%
Sr. Nts., 6/15/13                                                                         2,014,000           2,149,945
------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10% Sr. Unsec. Nts., 1/1/13                                200,000             203,500
------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                280,000             292,250
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                    859,000             855,779
9.757% Sr. Unsec. Nts., 10/15/12 1                                                          145,000             148,625
------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 9.257% Sr. Sec. Nts., 1/15/12 1                                         110,000             113,575
------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                            3,378,000           3,488,727
------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                              500,000             527,500
------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                                    882,000             945,945
8% Sr. Sub. Nts., 12/15/12                                                                  800,000             854,000
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                              2,419,000           2,446,214
9.875% Sr. Nts., 2/1/10                                                                   1,400,000           1,466,500
------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                            600,000             654,000


25              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                        $       250,000     $       276,250
                                                                                                        ----------------
                                                                                                             17,041,963
------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.6%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Edison Mission Energy:
7.50% Sr. Nts., 6/15/13 2                                                                   360,000             365,400
7.75% Sr. Nts., 6/15/16 2                                                                   500,000             508,750
------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                       2,535,000           2,718,788
------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, Escrow Shares, 5/1/07 6                                     200,000                  --
------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co. II, Inc., 7.375% Sr. Sec. Nts.,
Series B, 9/1/10                                                                            350,000             351,750
------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr. Sec. Nts.,
9/1/10                                                                                      200,000             207,000
------------------------------------------------------------------------------------------------------------------------
National Power Corp., 9.625% Unsec. Bonds, 5/15/28                                        2,270,000           2,626,358
------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                                         200,000             191,250
------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                                769,000             801,683
9.50% Sr. Sec. Nts., 7/15/13                                                                690,000             719,325
------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                  1,777,000           1,786,635
                                                                                                        ----------------
                                                                                                             10,276,939
------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.0%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 2                                           2,000,000           2,155,000
------------------------------------------------------------------------------------------------------------------------
Aes Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 6                               2,313,000           2,393,955
------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                                   412,723             441,613
------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                       621,000             607,804
8.375% Sr. Unsec. Nts., 5/1/16                                                            1,360,000           1,390,600
8.75% Sr. Nts., 2/15/12                                                                     292,000             304,045
------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                             3,700,000           3,723,125
8.50% Sr. Unsec. Nts., 10/1/21                                                              500,000             487,500
9.125% Sr. Unsec. Nts., 5/1/31                                                              500,000             511,250
------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A,
6/30/12                                                                                     701,211             743,722
------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16                                                 3,615,000           3,601,444
                                                                                                        ----------------
                                                                                                             16,360,058
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                150,000             149,879
------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                      19,000              19,665
7.75% Sr. Nts., 8/1/10                                                                      200,000             211,000
8.50% Sr. Nts., 4/15/11                                                                     250,000             271,250
------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                            90,000              88,983
                                                                                                        ----------------
                                                                                                                590,898
                                                                                                        ----------------
Total Corporate Bonds and Notes (Cost $423,505,597)                                                         421,591,722


26              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                             Shares               Value
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.2%
------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 4,6,15                                   4,253     $            --
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A common stock), Non-Vtg. 2                                           608             101,840
------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 4,6                 5,000                  --
------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 4,6,15                                        151                  --
------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 6,15                                                                      124           1,033,952
9.75% Cv., Series AI 4,6,15                                                                       1               6,847
------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 6,15                                         1,027             205,914
------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                                2,000             110,400
------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                           7                  21
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 6,15                                     228             277,590
------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 6                              4,600             649,750
                                                                                                        ----------------
Total Preferred Stocks (Cost $2,501,291)                                                                      2,386,314
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.1%
------------------------------------------------------------------------------------------------------------------------
3i Group plc                                                                                 17,811             311,973
------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 4                                                                       11,276             411,574
------------------------------------------------------------------------------------------------------------------------
Anglo American plc                                                                            7,270             306,074
------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 4,6                                                                        1,998              29,970
------------------------------------------------------------------------------------------------------------------------
BASF AG                                                                                       3,889             312,260
------------------------------------------------------------------------------------------------------------------------
Bayer AG                                                                                      6,514             331,230
------------------------------------------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                                                   6,273              51,188
------------------------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                                3,030             326,011
------------------------------------------------------------------------------------------------------------------------
British Airways plc 4                                                                        41,260             329,870
------------------------------------------------------------------------------------------------------------------------
British Land Co. plc                                                                         12,420             317,191
------------------------------------------------------------------------------------------------------------------------
Brixton plc                                                                                  32,190             318,832
------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 4,6                                                          3,733                  --
------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 4                                              2,660             115,471
------------------------------------------------------------------------------------------------------------------------
Charter plc 4                                                                                22,100             352,961
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                          91               2,637
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                  55               2,732
------------------------------------------------------------------------------------------------------------------------
Commerzbank AG                                                                                9,233             312,836
------------------------------------------------------------------------------------------------------------------------
Corus Group plc                                                                              43,210             313,907
------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 4                                                           16,528              24,627
------------------------------------------------------------------------------------------------------------------------
Credit Agricole SA                                                                            7,940             348,768
------------------------------------------------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                                                                 27,000             316,516
------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                                                            2,118             318,260
------------------------------------------------------------------------------------------------------------------------
Deutsche Lufthansa AG                                                                        16,303             345,240
------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                          22,076             350,759
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 4                                                         24,300             170,586
------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                25,800             351,912
------------------------------------------------------------------------------------------------------------------------
Etablissements Economiques du Casino Guichard-Perrachon SA                                    3,760             302,999
------------------------------------------------------------------------------------------------------------------------
Euronext NV                                                                                   3,560             346,019
------------------------------------------------------------------------------------------------------------------------
France Telecom SA                                                                            15,200             348,867
------------------------------------------------------------------------------------------------------------------------
Fujikura Ltd.                                                                                27,000             296,755
------------------------------------------------------------------------------------------------------------------------
Furukawa Electric Co., Ltd. (The)                                                            47,006             311,953
------------------------------------------------------------------------------------------------------------------------


27              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                             Shares               Value
------------------------------------------------------------------------------------------------------------------------
Globix Corp. 4                                                                                6,880     $        31,992
------------------------------------------------------------------------------------------------------------------------
Great Portland Estates plc 4                                                                 30,000             339,830
------------------------------------------------------------------------------------------------------------------------
Hammerson plc                                                                                13,320             327,208
------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 4                                                      6,016              35,194
------------------------------------------------------------------------------------------------------------------------
Investec plc                                                                                 25,200             247,475
------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 4                                                                                  8,733             467,652
------------------------------------------------------------------------------------------------------------------------
Ishikawajima-Harima Heavy Industries Co. Ltd.                                               112,000             344,053
------------------------------------------------------------------------------------------------------------------------
JFE Holdings, Inc.                                                                            8,000             313,566
------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp. 4                                                                       2,911             129,074
------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 4                                                           1,714              83,112
------------------------------------------------------------------------------------------------------------------------
Legal & General Group plc                                                                     1,250               3,335
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 4                                                              3,059              78,739
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 4                                                              3,102              77,736
------------------------------------------------------------------------------------------------------------------------
London Stock Exchange Group plc                                                              14,700             340,190
------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 4                                                           7,277             191,531
------------------------------------------------------------------------------------------------------------------------
Mirant Corp. 4                                                                                1,133              30,942
------------------------------------------------------------------------------------------------------------------------
Mitchells & Butlers plc                                                                         300               3,311
------------------------------------------------------------------------------------------------------------------------
Mitsubishi Heavy Industries Ltd.                                                             77,373             321,323
------------------------------------------------------------------------------------------------------------------------
Mitsubishi Materials Corp.                                                                   75,000             310,511
------------------------------------------------------------------------------------------------------------------------
Mittal Steel Co. NV                                                                          13,354             466,351
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                4,800             349,968
------------------------------------------------------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft AG                                                 2,130             336,944
------------------------------------------------------------------------------------------------------------------------
Nippon Kayaku Co. Ltd.                                                                       37,000             313,541
------------------------------------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc.                                                                 44,000             312,212
------------------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                                   16,800             295,822
------------------------------------------------------------------------------------------------------------------------
NTL, Inc.                                                                                    28,755             731,240
------------------------------------------------------------------------------------------------------------------------
Odakyu Electric Railway Co. Ltd.                                                             51,000             324,241
------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                                                        745              13,984
------------------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                                                        11,250             319,550
------------------------------------------------------------------------------------------------------------------------
Pioneer Corp.                                                                                16,959             299,551
------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 4,6                                                                           24,165                 193
------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 4,6                                                                    18,514                  --
------------------------------------------------------------------------------------------------------------------------
ProSieben Sat.1 Media AG                                                                     11,978             332,634
------------------------------------------------------------------------------------------------------------------------
Resolution plc                                                                               28,480             329,278
------------------------------------------------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group plc                                                    122,370             341,387
------------------------------------------------------------------------------------------------------------------------
Salzgitter AG                                                                                 3,601             338,817
------------------------------------------------------------------------------------------------------------------------
Shinko Securities Co. Ltd.                                                                   80,000             317,933
------------------------------------------------------------------------------------------------------------------------
Showa Shell Sekiyu K.K.                                                                      29,000             323,081
------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                       2,000             318,282
------------------------------------------------------------------------------------------------------------------------
Star Gas Partners LP 4                                                                          187                 466
------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 4,6                                                                    720               9,432
------------------------------------------------------------------------------------------------------------------------
Sumitomo Metal Industries                                                                    79,000             304,019
------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 4,6                                                                      1,000               1,000
------------------------------------------------------------------------------------------------------------------------
Vallourec SA                                                                                  1,440             334,749
------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                    935              34,717
------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 4,6                                                             2,251                  90
------------------------------------------------------------------------------------------------------------------------
Vivendi SA                                                                                    9,330             336,354
------------------------------------------------------------------------------------------------------------------------
Volkswagen AG, Preference                                                                     5,710             336,905
------------------------------------------------------------------------------------------------------------------------


28              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------


                                                                                             Shares               Value
------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 4                                                              38,252     $        56,125
------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 4,6                                                                           1,082                  11
------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 4                                                                           1,469               7,169
------------------------------------------------------------------------------------------------------------------------
Xstrata plc                                                                                   7,190             297,110
                                                                                                        ----------------
Total Common Stocks (Cost $18,720,148)                                                                       19,439,908

                                                                                              Units
------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 4,6                                                         250                  --
------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp. 2/28/11 4                                                         165               1,225
------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 4,6                                                           400                  --
------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 4,6                                                100                  --
------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 4,6                                                        530                  --
------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 4,6                                                               300                  --
------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 4,6                                        200                  --
------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 4,6                                                             450                  --
------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 4                                                    5,710               1,884
------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 4                                                1,174                   1
------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20 4,6                  2,300              83,950
------------------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 4                                               175                 121
------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 4                                                                 2,946               2,651
Series B Wts., Exp. 1/16/10 4                                                                 2,209               1,325
Series C Wts., Exp. 1/16/10 4                                                                 2,209                 839
                                                                                                        ----------------
Total Rights, Warrants and Certificates (Cost $33,950)                                                           91,996

                                                                                          Principal
                                                                                             Amount
------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--13.9%
------------------------------------------------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe Linked Nts., 7.812%, 4/8/09 1,2 [EUR]                               800,000           1,001,484
------------------------------------------------------------------------------------------------------------------------
Atlantic & Western Re Ltd. Catastrophe Linked Nts., Series B, 15.44%,
11/15/10 1                                                                                1,550,000           1,459,441
------------------------------------------------------------------------------------------------------------------------
Barclays Capital, Russia Federation Credit Linked Nts., 5.16%, 8/18/08 9 [RUR]          270,000,000           9,158,169
------------------------------------------------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 13.90%, 5/26/09 1,6                    1,750,000           1,765,225
------------------------------------------------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe Nts.:
8.515%, 6/13/08 1,2                                                                         500,000             493,655
9.40%, 8/31/09 1                                                                          1,130,000           1,127,797
------------------------------------------------------------------------------------------------------------------------
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 7.754%, 5/18/09 1,6                          1,250,000           1,251,938
------------------------------------------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts., Series A, 18.239%, 1/7/09 1                         940,000             932,292
------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 4%, 5/22/08 16 [ARP]                            840,000             719,822
Argentina (Republic of) Unsec. Credit Linked Nts., 4%, 4/16/10 16 [ARP]                   2,537,970           1,448,984
Brazil (Federal Republic of) Credit Linked Nts., 10%, 1/5/10 [BRR]                       10,670,000           4,412,177
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                 2,927,000           1,242,080


29              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                 4,619,000     $     1,960,085
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.809%,
1/5/10 9 [BRR]                                                                            2,480,096             741,725
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.427%,
1/2/09 9 [BRR]                                                                            2,231,957             765,279
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.728%,
1/3/08 9 [BRR]                                                                            1,948,615             764,175
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                        1,060,000,000             489,042
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                552,359,546             281,601
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                  1,200,000,000             611,778
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                  1,034,000,000             527,149
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                    927,000,000             472,598
Dominican  Republic Unsec. Credit Linked Nts., 11.648%, 9/24/07 (linked to
Dominican Republic Treasury Bills) 3,9 [DOP]                                             65,700,000           1,723,465
Dominican Republic Credit Linked Nts., 10.705%, 3/5/07 (linked to Dominican
Republic Treasury Bills) 9 [DOP]                                                         46,250,000           1,304,470
Dominican Republic Credit Linked Nts., 11.242%, 1/2/7 (linked to Dominican
Republic Treasury Bills) 9 [DOP]                                                         13,900,000             400,320
Dominican Republic Credit Linked Nts., 14.608%, 5/14/07 (linked to Dominican
Republic Treasury Bills) 9 [DOP]                                                         18,300,000             503,560
Dominican Republic Credit Linked Nts., 16.50%, 3/12/07 (linked to Dominican
Republic Treasury Bills) [DOP]                                                           26,500,000             745,688
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]                                21,900,000             662,160
Dominican Republic Credit Linked Nts., Series II, 15.603%, 4/23/07 (linked to
Dominican Republic Treasury Bills) 9 [DOP]                                                7,591,000             210,503
Dominican Republic Unsec. Credit Linked Nts., 15.638%, 4/30/07 (linked to
Dominican Republic Treasury Bills) 9 [DOP]                                                6,910,000             191,128
Dominican Republic Unsec. Credit Linked Nts., Series II, 15.736%, 4/30/07
(linked to Dominican Republic Treasury Bills) 9 [DOP]                                    15,150,000             419,044
Egypt (The Arab Republic of) Credit Linked Nts., 8.70%, 7/12/07 (linked to
Egyptian Treasury Bills) 6,9 [EGP]                                                        7,610,000           1,234,606
Egypt (The Arab Republic of) Credit Linked Nts., 9.079%, 3/22/07 (linked to
Egyptian Treasury Bills) 6,9 [EGP]                                                        5,200,000             868,136
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 2/16/08 (linked
to Egyptian Treasury Bills) [EGP]                                                         4,450,000             767,052
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.775%, 2/22/07
(linked to Egyptian Treasury Bills) 6,9 [EGP]                                             7,350,000           1,235,477
Nigeria (Federal Republic of) Credit Linked Nts., 12.474%, 7/22/07 9 [NGN]              219,970,000           1,585,292
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 [NGN]                  347,000,000           2,790,113
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%,
4/4/11 [NGN]                                                                            265,000,000           2,132,656
Russian Federation Credit Linked Nts., 5.315%, 1/20/11                                   10,000,000          10,174,100
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                             880,000             190,713
Zambia (Republic of) Credit Linked Nts., 11%, 2/21/07 (linked to Zambian
Treasury Bills) [ZMK]                                                                 3,160,000,000             719,723
Zambia (Republic of) Credit Linked Nts., Series II, 11%, 2/21/07 (linked to
Zambian Treasury Bills) [ZMK]                                                         1,290,000,000             293,811
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
EESRRU Total Return Linked Nts., 8.25%, 6/22/10 [RUR]                                    93,500,000           3,635,083
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 [IDR]                 14,800,000,000           1,686,799
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                     28,065,000           1,073,120


30              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
South African Rand Interest Bearing Linked Nts., Series FBi 43, 5.175%,
5/23/22 1                                                                           $       825,000     $       831,188
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09 [UAH]           2,195,000             487,150
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., Series 2, 20.853%, 7/16/08 3,9 [TRY]             6,270,000           2,897,506
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20%, 10/18/07                     1,190,000           1,146,248
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                          5,650,000           1,253,941
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09 [UAH]             661,000             146,700
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09 [UAH]           4,170,000             925,475
------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 4%, 12/21/11 [ARP]                            2,990,000           2,398,743
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit
Linked Nts., 9.09%, 1/5/11 6 [MXN]                                                       16,952,495           1,541,977
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit
Linked Nts., 9.65%, 1/5/11 6 [MXN]                                                       11,202,822           1,022,815
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 9 [BRR]                                   4,580,760           1,599,885
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                         2,065,000           1,362,548
Campania Total Return Linked Nts., 3.804%, 7/30/10 1,6 [EUR]                              5,200,000           6,558,933
Campania Total Return Linked Nts., 3.846%, 7/30/10 1,6 [EUR]                              5,050,000           6,378,698
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 [COP]                      2,002,000,000           1,007,793
Egypt (The Arab Republic of) Total Return Linked Nts., 8.328%, 12/12/06
(linked to Egyptian Treasury Bills) 9 [EGP]                                               8,170,000           1,395,248
Egypt (The Arab Republic of) Total Return Linked Nts., 9.096%, 1/30/07 (linked
to Egyptian Treasury Bills) 6,9 [EGP]                                                     5,140,000             874,032
European Investment Bank, Russian Federation Credit Linked Nts., 5.502%,
1/19/10 9                                                                                   705,000             600,413
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 6                                             2,535,000           2,538,511
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%,
3/24/09 [KZT]                                                                           258,990,000           2,091,244
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                  820,000             784,740
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                     873,600           1,055,571
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09 [NGN]                  67,900,000             536,376
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09 [NGN]                     91,000,000             763,237
OAO Gazprom I Credit Nts., 8.36%, 10/20/07                                                  790,000             851,915
OAO Gazprom II Credit Nts., 8.11%, 4/20/07                                                  790,000             836,581
Peru (Republic of) Credit Linked Nts., 6.73%, 2/20/11 1                                     875,000             876,940
Romania (Republic of) Credit Linked Nts., 11.49%, 12/7/06 [RON]                             788,640             311,617
Russian Federation Credit Linked Nts., 0.00%, 12/2/09 9 [RUR]                            19,221,000             767,441
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11 [RUR]                21,590,000             889,914
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                              885,000             888,832
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                            885,000             886,133
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                              885,000             884,549
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                            885,000             881,460
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                              885,000             878,460
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                            269,000              58,318
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                            955,000             207,038
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/16/07 [UAH]                           2,390,000             472,498
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%, 5/16/07 [UAH]                 2,390,000             472,498


31              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
United Mexican States BORHIS Total Return Linked Nts., 6.10%, 9/27/35 [MXN]               4,110,000     $     1,428,294
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 6 [MXN]                          11,223,794           1,022,178
Videocon International Ltd. Credit Linked Nts., 7.75%, 12/29/09 6                         1,630,000           1,629,837
Volga Investments Ltd. Credit Linked Nts., Series III, 6.01%, 4/2/08                     10,000,000          10,206,600
------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index:
8.25% Pass-Through Certificates, Series 4-T1, 6/29/10 6                                  13,628,160          13,883,688
8.375% Pass-Through Certificates, Series 7-T1, 12/29/11 3,6                              10,350,000          10,356,210
------------------------------------------------------------------------------------------------------------------------
Drewcat Capital Ltd. Catastrophe Linked Nts., Cl. A, 25.864%, 12/28/06 1,2                1,550,000           1,561,121
------------------------------------------------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked Nts., 11.74%, 4/8/09 1,6                                    1,400,000           1,393,000
------------------------------------------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 9.385%, 8/3/11 1,6                           1,630,000           1,641,003
------------------------------------------------------------------------------------------------------------------------
Foundation RE Ltd. Catastrophe Linked Nts., 9.526%, 11/24/08 1,2                          1,000,000             949,480
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return Linked Nts., 8%,
5/13/09 [RUR]                                                                            84,500,000           3,450,263
------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%,
12/30/09 6 [UAH]                                                                          4,689,000           1,020,478
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 4%, 12/19/11 6 [ARP]                          4,355,000           3,532,689
Brazil (Federal Republic of) Credit Linked Nts., 12.08%, 1/2/15 9 [BRR]                   3,693,700             573,000
Brazil (Federal Republic of) Credit Linked Nts., 12.683%, 6/1/13 9 [BRR]                  5,490,000           1,040,949
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15 9 [BRR]                 10,948,600           1,698,445
Brazil (Federal Republic of) Credit Linked Nts., 2.731%, 11/30/12 9 [ARP]                 4,550,000           1,103,288
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 6 [BRR]                      5,855,000           3,379,625
Brazil (Federal Republic of) Credit Linked Nts., Series II, 13.553%,
1/2/15 9 [BRR]                                                                            8,035,000           1,246,462
Brazil (Federal Republic of) Credit Linked Nts., Series III, 12.184%,
1/2/15 9 [BRR]                                                                            8,500,000           1,318,597
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 9 [COP]                   20,100,000,000           3,073,514
Colombia (Republic of) Credit Linked Bonds, 11.198%, 8/3/20 9 [COP]                  11,160,000,000           1,152,170
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15 9 [PEN]                             3,470,000             520,954
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                 1,120,000           1,160,880
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index Securities,
Series 2006-1, 7.548%, 5/1/16 6,17                                                       10,000,000          10,173,300
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/9/10 (linked to
Romanian Treasury Bills) [RON]                                                              821,400             333,677
Turkey (Republic of) Total Return Linked Nts., 20%, 10/17/07 (linked to
Turkish Treasury Bills)                                                                     410,938             436,622
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/10/10 (linked to
Romanian Treasury Bills) [RON]                                                            2,228,300             850,341
Romania (Republic of) Total Return Linked Nts., 6.75%, 3/11/08 (linked to
Romanian Treasury Bills) [RON]                                                            2,600,000           1,013,295
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/18/10 (linked to
Romanian Treasury Bills) [RON]                                                              213,000              83,177
Romania (Republic of) Total Return Linked Nts., 7.50%, 3/6/07 (linked to
Romanian Treasury Bills) [RON]                                                              354,000             141,203
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/18/08 (linked to
Romanian Treasury Bills) [RON]                                                              199,000              79,043


32              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/18/08 (linked to
Romanian Treasury Bills) [RON]                                                              512,000     $       203,367
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/12/08 (linked to
Romanian Treasury Bills) [RON]                                                            1,885,100             760,993
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 6 [RUR]                              35,930,570           1,388,187
Total Return Linked Nts., Series B, 11%, 6/30/12 6 [RUR]                                 28,520,000           1,092,094
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08 [KZT]                        482,000,000           3,823,638
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 [BRR]                        5,793,682           2,787,858
Philippines (Republic of the) Credit Linked Nts., 10.264%, 9/20/15 6                     10,300,000          11,727,580
Philippines (Republic of the) Credit Linked Nts., 8.619%, 9/20/15 2                       1,230,000           1,341,315
Philippines (Republic of the) Credit Linked Nts., 8.38%, 6/20/16 1,6                      1,360,000           1,361,632
United Mexican States Credit Linked Nts., 5.64%, 11/20/15                                 2,000,000           2,008,200
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85%, 11/20/15                        1,885,000           2,003,001
Venezuela (Republic of) Credit Linked Nts., 6.49%, 5/20/10                                1,480,000           1,516,704
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10                               1,900,000           2,082,400
------------------------------------------------------------------------------------------------------------------------
Redwood Capital V Catastrophe Linked Nts., 9.657%, 1/9/07 1,2                             1,250,000           1,242,375
------------------------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd. Catastrophe Linked Nts., Series B, 13.85%,
6/6/08 1                                                                                  1,300,000           1,180,595
------------------------------------------------------------------------------------------------------------------------
Successor Cal Quake Parametric Ltd. Catastrophe Linked Nts., Cl. A-I, 10.64%,
6/6/08 1,2                                                                                1,040,000           1,030,068
------------------------------------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts., Series A-I, 22.89%,
6/6/08 1,2                                                                                1,450,000           1,459,570
------------------------------------------------------------------------------------------------------------------------
Successor II Ltd. Catastrophe Linked Nts., Series A-I, 9.64%, 6/6/08 1,2                  2,450,000           2,465,558
------------------------------------------------------------------------------------------------------------------------
UBS AG, Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                         4,792,700           1,241,731
------------------------------------------------------------------------------------------------------------------------
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 13.898%, 6/5/09 1,6                           1,550,000           1,575,110
                                                                                                        ----------------
Total Structured Notes (Cost $233,877,168)                                                                  240,282,040

                                                                    Strike
                                            Expiration Date          Price                Contracts
------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso (MXN) Call 4                    10/12/06         $11.40               12,312,000                 124
------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso (MXN) Put 4                     10/12/06          11.40               12,312,000              40,612
------------------------------------------------------------------------------------------------------------------------
New Turkish Lira (TRY)/Japanese
Yen (JPY) Put 4                                     1/30/07          77.00TRY             6,610,000              75,741
                                                                                                        ----------------
Total Options Purchased (Cost $160,745)                                                                         116,477

                                                                                          Principal
                                                                                             Amount
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--17.5% 18
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 20.65% in joint repurchase agreement (Principal
Amount/Value $1,469,294,000, with a maturity value of $1,469,936,816) with
UBS Warburg LLC, 5.25%, dated 9/29/06, to be repurchased at $303,551,746 on 10/2/06, collateralized by Federal National Mortgage Assn., 5%, 2/1/36,
with a value of $1,502,659,342 (Cost $303,419,000)                                  $   303,419,000         303,419,000
------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $1,773,360,482)                                                  1,783,725,716


33              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount               Value
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--4.9% 19
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.9%
Undivided interest of 0.77% in joint repurchase agreement (Principal
Amount/Value $3,950,000,000, with a maturity value of $3,951,787,375) with
Nomura Securities, 5.43%, dated 9/29/06, to be repurchased at $30,369,227 on
10/2/06, collateralized by U.S. Agency Mortgages, 0.00%-22.12%,
3/15/14-6/25/43, with a value of $4,029,000,000                                     $    30,355,491     $    30,355,491
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.19% in joint repurchase agreement (Principal
Amount/Value $2,500,000,000 with a maturity value of $2,501,131,250) with ING
Financial Markets LLC, 5.43%, dated 9/29/06, to be repurchased at $29,828,491 on 10/2/06, collateralized by U.S. Agency Mortgages, 0.00%-7%, 9/1/18-8/1/36,
with a value of $2,550,003,623                                                           29,815,000          29,815,000
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 10% in joint repurchase agreement (Principal
Amount/Value $250,000,000, with a maturity value of $250,112,500) with Cantor
Fitzgerald & Co., 5.40%, dated 9/29/06, to be repurchased at $25,011,250 on
10/2/06, collateralized by U.S. Agency Mortgages, 0.00%-6.50%,
8/1/12-9/1/36, with a value of $255,002,127                                              25,000,000          25,000,000
------------------------------------------------------------------------------------------------------------------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $85,170,491)                                                                                           85,170,491
------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,858,530,973)                                             107.9%      1,868,896,207
------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                          (7.9)       (136,107,073)
                                                                                    ------------------------------------
Net Assets                                                                                    100.0%    $ 1,732,789,134
                                                                                    ====================================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP          Argentine Peso
AUD          Australian Dollar
BRR          Brazilian Real
CAD          Canadian Dollar
COP          Colombian Peso
DEM          German Mark
DKK          Danish Krone
DOP          Dominican Republic Peso
EGP          Egyptian Pounds
EUR          Euro
GBP          British Pound Sterling
IDR          Indonesia Rupiah
ILS          Israeli Shekel
JPY          Japanese Yen
KZT          Kazakhstan Tenge
MXN          Mexican Nuevo Peso
MYR          Malaysian Ringgit
NGN          Nigeria Naira
PEN          Peruvian New Sol
PLZ          Polish Zloty
RON          New Romanian Leu
RUR          Russian Ruble
TRY          New Turkish Lira
UAH          Ukraine Hryvnia
UYU          Uruguay Peso
ZMK          Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.


34              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $104,368,320 or 6.02% of the Fund's net assets as of September 30, 2006.

3. When-issued security or forward commitment to be delivered and settled after September 30, 2006. See accompanying Notes.

4. Non-income producing security.

5. Issue is in default. Non-income producing. See accompanying Notes.

6. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2006 was $125,402,147, which represents 7.24% of the Fund's net assets, of which $193 is considered restricted. In addition, the Fund has restricted currency of $253,566, which represents 0.01% of the Fund's net assets. See accompanying Notes.

7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $9,021,154 or 0.52% of the Fund's net assets as of September 30, 2006.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $726,200 or 0.04% of the Fund's net assets as of September 30, 2006.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. Partial or fully-loaned security. See accompanying Notes.

11. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $6,790,788. See accompanying Notes.

12. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

13. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                                  CONTRACTS     EXPIRATION       EXERCISE          PREMIUM
                                             SUBJECT TO PUT           DATE          PRICE          RECEIVED         VALUE
--------------------------------------------------------------------------------------------------------------------------
New Turkish Lira (TRY)/Japanese Yen (JPY)         6,610,000        1/30/07      $    65   TRY     $ 112,086     $  57,516

14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

15. Interest or dividend is paid-in-kind, when applicable.

16. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

17. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

18. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

19. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                 $ 1,859,596,528
Federal tax cost of other investments              386,698,112
                                               ----------------
Total federal tax cost                         $ 2,246,294,640
                                               ================

Gross unrealized appreciation                  $    41,813,839
Gross unrealized depreciation                      (24,040,777)
                                               ----------------
Net unrealized appreciation                    $    17,773,062
                                               ================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by


35              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2006, the market value of these securities comprised 13.9% of the Fund's net assets and resulted in unrealized cumulative gains of $6,404,872.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2006, the Fund had purchased $78,612,017 of securities issued on a when-issued basis or forward commitment and sold $2,555,536 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2006, securities with an aggregate market value of $1,419,716, representing 0.08% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the


36              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK

The Fund enters into financial instrument transactions (such as swaps, futures and/or other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports is a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of September 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                               CONTRACT
                                             EXPIRATION          AMOUNT         VALUATION AS OF       UNREALIZED       UNREALIZED
CONTRACT DESCRIPTION                              DATES          (000S)          SEPT. 30, 2006     APPRECIATION     DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                           10/25/06          20,000 ARP        $  6,422,278      $        --      $    25,591
Australian Dollar (AUD)                        10/13/06             565 AUD             420,973               --            3,890
Brazilian Real (BRR)                    10/31/06-9/5/07         130,438 BRR          56,051,052        2,271,693           87,782


37              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

British Pound Sterling (GBP)           10/13/06-1/10/07           3,160 GBP           5,920,973            1,658           16,338
Canadian Dollar (CAD)                          10/13/06           1,900 CAD           1,700,503            3,347               --
Chilean Peso (CLP)                    11/21/06-12/28/06       3,574,000 CLP           6,675,174           45,392            8,082
Dominican Republic Peso (DOP)                  10/10/06          58,963 DOP           1,749,648               --           37,114
Euro (EUR)                              10/13/06-3/6/07          26,640 EUR          33,952,491            3,298          219,738
Indian Rupee (INR)                     10/3/06-10/11/06         293,243 INR           6,382,358           16,986               --
Japanese Yen (JPY)                     10/13/06-1/10/07      10,154,000 JPY          87,142,689               --          454,344
Malaysian Ringgit (MYR)               11/16/06-11/17/06          12,420 MYR           3,375,533               --          145,166
Mexican Nuevo Peso (MXN)              10/24/06-11/29/06         187,690 MXN          17,023,224               --          195,634
New Zealand Dollar (NZD)                         3/5/07          17,540 NZD          11,342,660           17,615           37,566
Norwegian Krone (NOK)                           1/10/07          26,045 NOK           4,013,190               --           18,544
South African Rand (ZAR)               10/5/06-11/27/06         107,760 ZAR          13,793,458               --        1,262,505
South Korean Won (KRW)                 10/10/06-11/2/06       6,733,000 KRW           7,119,595           82,063               --
Swiss Franc (CHF)                      10/13/06-03/6/07          24,673 CHF          19,973,452            6,559          193,904
Thailand Baht (THB)                            10/17/06         204,000 THB           5,416,317           30,179               --
Turkish Lira (TRY)                    10/10/06-10/26/06      14,516,463 TRY           9,505,031            2,859          183,564
                                                                                                     ----------------------------
                                                                                                       2,481,649        2,889,762
                                                                                                     ----------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)                  1/10/07-3/5/07          23,150 AUD          17,203,818          308,830               --
British Pound Sterling (GBP)                     2/7/07           2,500 GBP           4,685,987           42,138               --
Canadian Dollar (CAD)                   1/10/07-2/20/07          14,805 CAD          13,287,061            1,589               --
Chinese Renminbi (Yuan) (CNY)                  10/23/06          50,000 CNY           6,341,898               --           26,773
Czech Koruna (CZK)                             10/23/06         140,000 CZK           6,284,006               --           18,061
Euro (EUR)                              11/20/06-2/7/07          14,260 EUR          18,168,609          109,482            8,845
Iceland Krona (ISK)                            10/23/06         196,985 ISK           2,794,720               --           70,621
Japanese Yen (JPY)                      10/23/06-3/5/07       3,811,000 JPY          32,667,561          850,983               --
Swedish Krone (SEK)                      10/5/06-3/5/07         115,035 SEK          15,792,083          183,342               --
Swiss Franc (CHF)                              10/23/06           7,800 CHF           6,252,409            2,603               --
                                                                                                     ----------------------------
                                                                                                       1,498,967          124,300
                                                                                                     ----------------------------
Total unrealized appreciation and depreciation                                                       $ 3,980,616      $ 3,014,062
                                                                                                     ============================

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and


38              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2006, the Fund had outstanding futures contracts as follows:

                                                                                                                  UNREALIZED
                                                        EXPIRATION      NUMBER OF       VALUATION AS OF         APPRECIATION
CONTRACT DESCRIPTION                                         DATES      CONTRACTS        SEPT. 30, 2006       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
DAX Index                                                 12/15/06             14         $   2,682,885        $     52,615
Euro-Bundesobligation, 5 yr.                               12/7/06            101            14,081,675              46,408
Euro-Bundesobligation, 10 yr.                              12/7/06             48             7,188,344              24,132
Euro-Schatz                                                12/7/06            165            21,761,898              11,470
FTSE 100 Index                                            12/15/06              5               560,439               5,558
IBEX 35 Index (The)                                       10/20/06             10             1,642,003              93,503
Japan (Government of) Bonds, 10 yr.                        12/8/06             22             2,512,423              14,682
Japan (Government of) Bonds, 10 yr.                       12/11/06             31            35,376,085             172,496
MSCI Taiwan Stock Index                                   10/30/06             60             1,721,400             (21,722)
NASDAQ 100 Index                                          12/15/06            174             5,815,950             239,311
Nikkei 225 Index                                           12/7/06              4               545,185              17,798
Standard & Poor's 500 E-Mini                              12/15/06             39             2,623,530              65,553
Standard & Poor's ASX 200 Index                           12/21/06             31             2,992,010              45,981
Standard & Poor's/MIB Index, 10 yr.                       12/15/06              7             1,707,771              22,748
United Kingdom Long Gilt                                  12/27/06             27             5,562,883              35,719
U.S. Long Bonds                                           12/19/06            940           105,661,875           1,961,442
U.S. Treasury Nts., 2 yr.                                 12/29/06            398            81,391,000             235,007
U.S. Treasury Nts., 10 yr.                                12/19/06            583            63,000,438             584,578
                                                                                                               -------------
                                                                                                                  3,607,279
                                                                                                               -------------
CONTRACTS TO SELL
Australia (Commonwealth of) Bonds, 10 yr.                 12/15/06             31             2,397,536               2,615
CAC-40 10 Index                                           10/20/06             45             3,002,910             (72,132)
Canadian Bonds, 10 yr.                                    12/18/06             66             6,798,694             (96,972)
DAX Index                                                 12/15/06             17             3,257,789             (66,929)
FTSE 100 Index                                            12/15/06             60             6,725,271             (67,902)
Nikkei 225 Index                                           12/7/06             64             8,722,963             (43,119)
Standard & Poor's 500 E-Mini                              12/15/06            460            30,944,200            (774,709)
Standard & Poor's/Toronto Stock Exchange 60 Index         12/14/06             24             2,905,551             (53,602)
U.S. Treasury Nts., 5 yr.                                 12/29/06            342            36,086,344            (216,367)
U.S. Treasury Nts., 10 yr.                                12/19/06            378            40,847,625            (140,958)
                                                                                                               -------------
                                                                                                                 (1,530,075)
                                                                                                               -------------
                                                                                                               $  2,077,204
                                                                                                               =============


39              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended September 30, 2006 was as follows:

                                                        PUT OPTIONS
                                 ------------------------------------
                                       NUMBER OF           AMOUNT OF
                                       CONTRACTS            PREMIUMS
---------------------------------------------------------------------
Options outstanding as of
December 31, 2005                             --        $         --
Options written                    6,763,610,000             253,765
Options closed or expired         (6,757,000,000)           (141,679)
                                 ------------------------------------
Options outstanding as of
September 30, 2006                     6,610,000        $    112,086
                                 ====================================

CREDIT DEFAULT SWAP CONTRACTS

Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Fund may take a short position (purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Fund is long or short the swap, respectively).

The Fund would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount


40              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

received is recorded as realized gain and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of September 30, 2006 is as follows:

                                                                                            ANNUAL
                                                                                          INTEREST
                                                                     NOTIONAL AMOUNT     RATE PAID                        UNREALIZED
                                            REFERENCED DEBT     RECEIVED BY THE FUND        BY THE     TERMINATION      APPRECIATION
COUNTERPARTY                                     OBLIGATION        UPON CREDIT EVENT          FUND           DATES    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
                              Hungary (Republic of)                      $ 2,300,000        0.4000%       12/20/15      $    32,731
                              Mexico (Government of)                       2,380,000        0.6475         1/20/11          (18,060)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                              Philippines (Republic of the)                2,000,000        3.6900         9/20/15         (100,840)
                              Ukraine (Republic of)                        1,600,000        1.8800         3/20/11           (1,763)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank           Russian Federation                             730,000        2.4000         10/9/13          (80,876)
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.     Philippines (Republic of the)                5,980,000        1.7250        12/20/11           (5,750)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:

                              Colombia (Republic of)                       1,080,000        3.7000         8/20/15         (116,097)
                              Indonesia (Republic of)                      1,600,000        1.6800         3/20/11          (19,924)
                              Venezuela (Republic of)                      1,480,000        2.2000         5/20/10          (57,220)
                              Venezuela (Republic of)                      1,885,000        3.4800        11/20/15         (151,236)
                                                                                                                        ------------
                                                                                                                        $  (519,035)
                                                                                                                        ============

The Fund would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of September 30, 2006 is as follows:


41              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            ANNUAL
                                                                                          INTEREST
                                                                                              RATE
                                                             NOTIONAL AMOUNT PAID         RECEIVED                       UNREALIZED
                              REFERENCED DEBT                    BY THE FUND UPON           BY THE     TERMINATION     APPRECIATION
COUNTERPARTY                  OBLIGATION                             CREDIT EVENT             FUND           DATES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.                Russian Federation                      $ 2,380,000           0.6475 %       1/20/11       $   14,549
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank           Ukraine (Republic of)                       336,000           1.9200         8/20/11            1,269
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:

                              Indonesia (Republic of)                   1,600,000           1.6700         6/20/11           14,715

                              Istanbul Bond Co. SA for
                              Finansbank                                5,180,000           1.3000         3/24/13         (172,985)
------------------------------------------------------------------------------------------------------------------------------------
UBS AG                        Indonesia (Republic of)                     375,000           2.3000         9/20/11           12,460
                                                                                                                         -----------
                                                                                                                         $ (129,992)
                                                                                                                         ===========

INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of September 30, 2006, the Fund had entered into the following interest rate swap agreements:

                                                                                                                          UNREALIZED
                   SWAP              NOTIONAL                PAID BY               RECEIVED BY       TERMINATION        APPRECIATION
           COUNTERPARTY                AMOUNT               THE FUND                  THE FUND             DATES      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc                  41,700,000 MXN           MXN TIIE                    9.2700 %         7/17/26      $      30,946
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.:
                                                           Six-Month
                                    1,260,000 PLZ               WIBO                    5.5200           3/24/10             14,030
                                                           Six-Month
                                    2,016,000 PLZ               WIBO                    5.5500           3/25/10             22,866
                                   73,200,000 TWD             2.3200 %            TWD-Telerate           6/27/11            (30,849)
------------------------------------------------------------------------------------------------------------------------------------

42             |               Oppenheimer Strategic Bond Fund/VA



Credit Suisse First
Boston, Inc.                                               Six-Month
(Nassau Branch)                     3,640,000 PLZ               WIBO                    4.4800            7/1/10            (32,962)
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First                                       28-Day MXN
Boston International                9,530,000 MXN               TIIE                   10.0000            7/9/15             69,297
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                  360,000,000 HUF             8.4400           Six-Month BUBOR            7/4/11               (125)
                                                           Six-Month
                                      930,000                  LIBOR                    5.2500           6/23/15             92,955
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG,                                                                INR MIBOR-OIS
5 yr.                              73,400,000 INR             7.1750                  Compound           6/27/11            (12,620)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                                    1,682,090 BRR               BZDI                   17.7200            1/2/07              9,662
                                   15,887,992 BRR               BZDI                   17.1800            1/2/08            346,236
                                    2,744,000 BRR               BZDI                   18.1600            1/2/08             93,435
                                   21,000,000 BRR               BZDI                   14.5500            1/4/10            136,983
                                    7,990,000 MXN           MXN TIIE                   10.2900           6/14/15             71,335
                                    9,160,000 MXN           MXN TIIE                   10.2200           1/30/15             76,370
                                    7,875,000 MXN           MXN TIIE                   10.4300           5/29/15             75,252
                                    7,875,000 MXN           MXN TIIE                   10.3000            6/1/15             69,259
                                    4,710,000 MXN           MXN TIIE                   10.0000           6/24/15             33,571
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                    1,314,230 BRR               BZDI                   17.1700            1/2/08             25,338
                                    1,606,280 BRR               BZDI                   17.1700            1/2/08             30,969
                                    3,307,000 BRR               BZDI                   18.0000            1/2/07             28,498
                                   25,560,000 BRR               BZDI                   14.8900            1/4/10            195,887
                                    4,420,000 BRR               BZDI                   14.0500            1/2/12             (3,331)
                                   22,300,000 MXN           MXN TIIE                    9.1500           8/27/26             (1,781)
                                    6,090,000 MXN           MXN TIIE                    9.4100           8/31/20             18,431
                                    9,100,000 MXN           MXN TIIE                   10.7000            5/8/15            102,360
                                    4,100,000 MXN           MXN TIIE                   10.8500            3/5/15             48,552
                                   18,300,000 MXN           MXN TIIE                    9.5100           8/26/25             59,111
                                   12,220,000 MXN           MXN TIIE                    9.5000           8/28/25             38,253
                                   33,400,000 MXN           MXN TIIE                    9.2900           7/17/26              3,786
                                   37,300,000 MXN           MXN TIIE                    8.7000           2/15/16            (22,665)
                                   23,010,000 MXN           MXN TIIE                    9.8400          12/31/09            112,746
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
                                    8,750,000 BRR               BZDI                   13.9100            1/2/12            (24,798)
                                    9,700,000 MXN           MXN TIIE                    9.7600           8/17/15             55,386
                                                         Three-Month
                                   82,000,000                  LIBOR                    5.5700           5/26/16          3,773,278

                                   39,520,000 ZAR             8.2900          Three-Month JIBA           6/23/08             59,378
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:
                                   11,490,000 GBP             5.2500           Six-Month LIBOR           5/21/09            (54,628)
                                                          28-Day MXN
                                    9,440,000 MXN               TIIE                    9.9900            7/9/15             66,417
                                                           Six-Month
                                    4,680,000 PLZ               WIBO                    4.5300            7/5/10            (41,921)
------------------------------------------------------------------------------------------------------------------------------------


43              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
------------------------------------------------------------------------------

                                                              Three-
                                                               Month
Merrill Lynch & Co.,                                         STIBOR-
Inc.                               59,640,000 SEK               side                    4.0325           6/19/12             38,824
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                                    3,540,000 BRR               BZDI                   17.5900            1/2/07             26,290
                                    1,760,273 BRR               BZDI                   16.8800            1/2/08             26,325
------------------------------------------------------------------------------------------------------------------------------------
Santander Central
Hispano                             4,420,000 BRR               BZDI                   14.0000            1/2/12             (5,672)
------------------------------------------------------------------------------------------------------------------------------------
UBS AG                             67,760,000 NOK              4.2200          Six-Month NIBOR            2/6/12            115,626
------------------------------------------------------------------------------------------------------------------------------------
WestPac Banking Corp.               8,135,000 NZD              6.7500            Six-Month BBR           6/29/16            (49,006)
                                                                                                                      --------------
                                                                                                                          5,687,294
                                                                                                                      ==============

NOTIONAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

BRR          Brazilian Real
GBP          British Pound Sterling
HUF          Hungarian Forint
INR          Indian Rupee
MXN          Mexican Nuevo Peso
NOK          Norwegian Krone
NZD          New Zealand Dollar
PLZ          Polish Zloty
SEK          Swedish Krona
TWD          New Taiwan Dollar
ZAR          South African Rand

INDEX ABBREVIATIONS ARE AS FOLLOWS:

BBR          Bank Bill Rate
BUBOR        Budapest Interbank Offered Rate
BZDI         Brazil Cetip Interbank Deposit Rate
FRAS         French Franc/Austrian Schilling
IRS          India Swap Composites
JIBA         South Africa Johannesburg Interbank Agreed Rate
LIBOR        London-Interbank Offered Rate
MIBOR        Mid Market Interest Rate for FRAS and IRS
MXN TIIE     Mexican Peso-Interbank Equilibrium Interest Rate
NIBOR        Norwegian Interbank Offered Rate
OIS          Overnight Indexed Swap
STIBOR       Stockholm Interbank Offered Rate
WIBO         Poland Warsaw Interbank Offer Bid Rate

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the


44              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

counterparty, including at termination, under such contracts as realized gain
(loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2006, the Fund had entered into the following total return swap agreements:

                                                                                                                          UNREALIZED
                 SWAP          NOTIONAL                                                               TERMINATION       APPRECIATION
         COUNTERPARTY      AMOUNT/UNITS              PAID BY THE FUND       RECEIVED BY THE FUND            DATES     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                            Lehman Brothers CMBS
                                                     If negative, the          Index Spread plus
                                                absolute value of the        Total Return Amount
                                              Total Return Amount for          value for a given
                           $  2,540,000         a given Index Period. %            Index Period.          12/1/06        $    1,872
                              1,620,000           Six-Month BBA LIBOR                       5.46 %        5/13/15           218,938
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The):
                                920,000           Six-Month BBA LIBOR                       5.10          1/14/15           118,155
                                920,000           Six-Month BBA LIBOR                       5.08          1/20/15           122,890
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                              One-Month USD BBA LIBOR
                                                   -spread plus total     Total Return of custom
                                              return, if negative, of          equity basket, if
                                 41,800         custom equity basket.                  positive.          10/9/07           (24,561)
                                                                           Price Appreciation of
                                                Price Depreciation of            Sao Paulo Stock
                                             Sao Paulo Stock Exchange             Exchange Index
                              1,170,527 BRR            Index Futures.                   Futures.         10/18/06           (15,154)
                                                Price Depreciation of      Price Appreciation of
                                             Sao Paulo Stock Exchange            Sao Paulo Stock
                              2,458,200 BRR            Index Futures.    Exchange Index Futures.         10/18/06           (33,554)
                                                Price Depreciation of      Price Appreciation of
                                                Standard & Poor's CNX      Standard & Poor's CNX
                             84,744,000 INR      Nifty Index Futures.       Nifty Index Futures.         10/26/06           (29,761)
                                                Price Depreciation of      Price Appreciation of
                                                   Swiss Market Index         Swiss Market Index
                              2,061,437 CHF                  Futures.                   Futures.         12/15/06           (42,401)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            If positive, receive
                                                    If negative, the           the Spread on the
                                                absolute value of the       Lehman Brothers CMBS
                                             Lehman Brothers CMBS AAA      AAA 8.5+ Index Spread
Lehman Brothers                              8.5+ Index Spread Return         Return Amount, and
SpecialFinancing, Inc.        2,820,000                       Amount.              Carry Amount.          12/1/06             2,040
------------------------------------------------------------------------------------------------------------------------------------
                                                      Total Return of      Total Return of custom
Morgan Stanley & Co.                            custom equity basket,           equity basket, if
International Ltd.              336,000                  if negative.                   positive.         10/6/07            (9,984)
                                                                                                                      --------------
                                                                                                                         $  308,480
                                                                                                                      ==============

Notional amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRR          Brazilian Real
CHF          Swiss Franc
INR          Indian Rupee


Abbreviations are as follows:

BBA LIBOR    British Bankers' Association London-Interbank Offered Rate
CMBS         Commercial Mortgage Backed Securities
LIBOR        London-Interbank Offered Rate


45              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund purchases a swaption it risks losing only the amount of the premium they have paid should the Manager decide to let the option expire unexercised. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement. Swaptions written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

                                                              CALL
                                                         SWAPTIONS
                                     ------------------------------
                                         NOTIONAL        AMOUNT OF
                                           AMOUNT         PREMIUMS
-------------------------------------------------------------------
Swaptions outstanding as of
December 31, 2005                    $  9,000,000     $     36,900
Swaptions written                      18,600,000           20,683
Swaptions closed or expired           (27,600,000)         (57,583)
                                     ------------------------------
Swaptions outstanding as of
September 30, 2006                   $         --     $         --
                                     ==============================

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of September 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:

                          ACQUISITION                      VALUATION AS OF        UNREALIZED
SECURITY                        DATES             COST      SEPT. 30, 2006      DEPRECIATION
--------------------------------------------------------------------------------------------
Prandium, Inc.        3/19/99-9/25/02       $  284,000        $        193      $    283,807
                                            ================================================

CURRENCY
Argentine Peso        7/16/06-9/22/06       $  255,214        $    253,566      $      1,648
                                            ================================================

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Fund had on loan securities valued at $106,150,657, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as


46              |               Oppenheimer Strategic Bond Fund/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2006 / Unaudited
--------------------------------------------------------------------------------

"Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $107,342,057 was received for the loans, of which $85,170,491 was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


47              |               Oppenheimer Strategic Bond Fund/VA



Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--10.1%
--------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan
Pass-Through Certificates, Series 2005-HE7,
Cl. A2B, 5.51%, 11/25/35 1                       $    960,000    $      961,029
--------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed
Certificates, Series 2005-1A, Cl. A2, 5.39%,
4/20/08 1                                             640,000           640,489
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8,
Cl. A2, 5.81%, 5/25/34 1                            3,130,000         3,144,063
--------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed
Pass-Through Certificates, Series 2006-W5,
Cl. A2B, 5.43%, 5/26/36 1                           1,230,000         1,230,770
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-C,
Asset-Backed Certificates, Series 2005-C, Cl.
AF1, 4.196%, 6/25/35                                  166,641           166,135
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D,
Asset-Backed Certificates:
Series 2005-D, Cl. AF1, 5.04%, 10/25/35               740,914           737,841
Series 2005-D, Cl. AV2, 5.60%, 10/25/35 1           1,920,000         1,922,106
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A,
Asset-Backed Certificates, Series 2006-A, Cl.
AV2, 5.43%, 5/16/36 1                               1,540,000         1,540,964
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit
Card Receivable Nts., Series 2003-C4, Cl. C4,
5%, 6/10/15                                           310,000           301,707
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.,
Asset-Backed Pass-Through Certificates,
Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1         1,602,425         1,588,244
--------------------------------------------------------------------------------
Consumer Credit Reference Index Securities
Program, Credit Card Asset-Backed
Certificates, Series 2002-B, Cl. FX, 10.421%,
3/22/07 2                                           1,520,000         1,543,070
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4,
Asset-Backed Certificates, Series 2002-4, Cl.
A1, 5.70% 2/25/33 1                                    35,747            35,785
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-7,
Asset-Backed Certificates, Series 2005-7, Cl.
AF1B, 4.317%, 11/25/35 1                              149,264           148,829
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-16, Asset-Backed Certificates, Series
2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                  670,000           668,962
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-17, Asset Backed Certificates, Series
2005-17, Cl. 1AF1, 5.53%, 5/25/36 1                   992,264           993,466
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-17, Asset-Backed Certificates, Series
2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                  440,000           439,199
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10,
Mtg. Pass-Through Certificates, Series
2005-FF10, Cl. A3, 5.54%, 11/25/35 1                2,840,000         2,843,022
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5,
Mtg. Pass-Through Certificates, Series
2006-FF5, Cl. 2A1, 5.38%, 5/15/36 1                   816,103           816,671
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9,
Mtg. Pass-Through Certificates, Series
2006-FF9, Cl. 2A2, 5.434%, 7/7/36 1                   630,000           630,394
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10,
Mtg. Pass-Through Certificates, Series
2006-FF10, Cl. A3, 5.414%, 7/25/36 1                1,240,000         1,240,776
--------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity
Loan Pass-Through Certificates, Series
2005-3, Cl. A1, 5.59%, 1/20/35 1                    1,011,855         1,013,432
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates, Series 2005-4, Cl. 2A1B, 5.17%,
10/25/35                                            1,016,800         1,012,223
--------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust,
Asset-Backed Certificates, Series 2001-1A,
Cl. A1, 8.33%, 4/25/31 3                            3,027,180         3,090,024
--------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg.
Pass-Through Certificates, Series 2005-WMC6,
Cl. A2B, 5.59%, 7/25/35 1                             770,000           771,770


                        1 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through
Certificates, Series 1999-I, Cl. ECFD,
1.762%, 1/25/29 3                                $  3,370,016    $      707,703
--------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile
Receivable Obligations, Series 2005-B, Cl.
A2, 4.03%, 4/15/08                                    147,241           147,259
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 5.43%,
7/1/36 1                                            2,080,000         2,081,302
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
2004-5, Mtg. Pass-Through Certificates,
Series 2004-5, Cl. AF2, 3.735%, 11/10/34 1            326,097           324,552
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
2005-1, Mtg. Pass-Through Certificates,
Series 2005-1, Cl. AF2, 3.914%, 5/25/35 1             408,590           405,938
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
2005-2, Mtg. Pass-Through Certificates,
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1             730,000           723,341
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
2005-6, Mtg. Pass-Through Certificates,
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1               690,000           689,584
--------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2004-RS7,
Cl. AI32, 4.45%, 7/25/28                            1,417,865         1,405,941
--------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-RS4,
Cl. A1, 5.41%, 7/25/36 1                              771,037           771,521
--------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-2, Cl.
A1, 5.39%, 4/25/36 1                                  858,154           858,745
--------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg.
Pass-Through Certificates, Series 2003-25XS,
Cl. A4, 4.51%, 8/25/33                                 53,832            53,576
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Pass-Through Certificates, Series 2002-AL1,
Cl. B2, 3.45%, 2/25/32                              2,625,800         2,320,103
--------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed
Securities, Series 2001-A, 6.79%, 6/1/10            1,740,000         1,789,990
--------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed
Securities 2006-2 Trust, Home Equity
Asset-Backed Certificates, Series 2006-2, Cl.
A2, 5.424%, 7/25/36 1                               1,230,000         1,230,769
                                                                 ---------------
Total Asset-Backed Securities (Cost $43,382,876)                     40,991,295

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--66.2%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--55.5%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--55.3%
Fannie Mae Whole Loan, CMO Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%,
2/25/44                                               703,981           726,834
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                      11,394,742        11,004,342
5%, 8/1/33                                          4,559,801         4,401,638
5%, 10/1/36 4                                       2,538,000         2,441,239
6%, 7/1/17-10/1/29                                  9,856,429         9,990,762
6.50%, 4/1/18-4/1/34                                1,617,883         1,654,750
7%, 5/1/29-3/1/35                                   8,695,187         8,951,426
8%, 4/1/16                                            804,420           850,911
9%, 8/1/22-5/1/25                                     228,022           244,328
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd.
Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 2066, Cl. Z, 6.50%, 6/15/28                  2,786,943         2,857,964
Series 2195, Cl. LH, 6.50%, 10/15/29                1,656,793         1,699,229
Series 2326, Cl. ZP, 6.50%, 6/15/31                   571,787           586,828
Series 2500, Cl. FD, 5.83%, 3/15/32 1                 411,396           415,686
Series 2526, Cl. FE, 5.73%, 6/15/29 1                 632,412           635,102


                        2 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
--------------------------------------------------------------------------------
Series 2551, Cl. FD, 5.73%, 1/15/33 1            $    496,484    $      501,908
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO
Pass-Through Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                         42,128            42,043
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 13.596%, 6/1/26 5                 726,583           162,001
Series 183, Cl. IO, 10.655%, 4/1/27 5               1,083,531           235,436
Series 184, Cl. IO, 15.965%, 12/1/26 5              1,180,123           263,580
Series 192, Cl. IO, 14.235%, 2/1/28 5                 281,727            60,060
Series 200, Cl. IO, 13.451%, 1/1/29 5                 340,170            74,470
Series 206, Cl. IO, (8.679)%, 12/1/29 5               708,349           164,924
Series 2003-118, Cl. S, 10.01%, 12/25/33 5          3,935,947           432,943
Series 2005-87, Cl. SG, 10.772%, 10/25/35 5         6,087,288           352,486
Series 2130, Cl. SC, (1.276)%, 3/15/29 5              777,036            48,416
Series 2796, Cl. SD, 1.418%, 7/15/26 5              1,217,025            81,700
Series 2920, Cl. S, (0.432)%, 1/15/35 5             4,605,933           221,883
Series 3000, Cl. SE, (3.796)%, 7/15/25 5            5,192,389           198,542
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed Security,
Series 176, Cl. PO, 4.428%, 6/1/26 6                  296,021           243,068
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 3/1/19                                         379,007           366,923
5%, 3/1/18-3/1/34                                  20,837,328        20,279,384
5%, 10/1/21-10/1/36 4                              21,734,000        21,084,486
5.50%, 1/1/33-1/1/34                               27,970,849        27,646,546
5.50%, 10/1/21-10/1/36 4                           22,065,000        21,837,760
6%, 5/1/29-11/1/32                                  5,293,975         5,346,757
6%, 10/1/21-10/1/36 4                              12,707,000        12,878,112
6.50%, 3/1/11-11/1/31                              13,208,502        13,527,311
6.50%, 10/1/36 4                                    7,277,000         7,411,173
7%, 11/1/17-7/1/35                                  5,242,651         5,405,692
7.50%, 1/1/08-1/1/33                                   36,743            37,927
8%, 5/1/17                                             10,113            10,590
8.50%, 7/1/32                                          68,439            73,696
--------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd.
Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1989-17, Cl. E, 10.40%, 4/25/19                  76,707            82,585
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                1,642,735         1,694,019
Trust 1998-58, Cl. PC, 6.50%, 10/25/28              1,348,120         1,391,911
Trust 2001-70, Cl. LR, 6%, 9/25/30                    363,789           364,467
Trust 2001-72, Cl. NH, 6%, 4/25/30                    146,425           146,359
Trust 2001-74, Cl. PD, 6%, 5/25/30                     60,968            60,841
Trust 2002-9, Cl. PC, 6%, 3/25/17                   1,760,699         1,787,509
Trust 2002-77, Cl. WF, 5.73%, 12/18/32 1              742,950           749,201
Trust 2003-28, Cl. KG, 5.50%, 4/25/23               3,964,000         3,930,684
Trust 2003-84, Cl. PW, 3%, 6/25/22                  1,580,000         1,546,475
Trust 2004-101, Cl. BG, 5%, 1/25/20                 1,908,000         1,865,325
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25             1,120,000         1,083,678
Trust 2006-44, Cl. OA, 5.50%, 12/25/26              3,160,000         3,170,818
Trust 2006-50, Cl. KS, 4.657%, 6/25/36 1            1,298,759         1,266,231


                        3 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2006-50, Cl. SA, 4.657%, 6/25/36 1         $  1,679,325    $    1,625,107
Trust 2006-50, Cl. SK, 5.657%, 6/25/36 1              537,704           527,082
Trust 2006-57, Cl. PA, 5.50%, 8/25/27               4,289,719         4,298,294
Trust 2006-64, Cl. MD, 5.50%, 7/25/36               4,671,000         4,553,766
--------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd.
Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 0.406%, 4/25/32 5            1,469,429           117,060
Trust 2002-51, Cl. S, 0.525%, 8/25/32 5             1,348,941           105,643
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 14.384%, 6/1/23 5                 2,348,691           508,486
Trust 240, Cl. 2, 16.343%, 9/1/23 5                 2,794,214           621,888
Trust 252, Cl. 2, 10.65%, 11/1/23 5                 1,820,527           448,942
Trust 273, Cl. 2, 14.286%, 8/1/26 5                   540,599           118,557
Trust 303, Cl. IO, (3.803)%, 11/1/29 5                310,422            72,613
Trust 319, Cl. 2, 11.61%, 2/1/32 5                    497,299           114,465
Trust 321, Cl. 2, 6.699%, 4/1/32 5                  5,498,101         1,267,197
Trust 329, Cl. 2, 10.207%, 1/1/33 5                 2,470,283           593,110
Trust 331, Cl. 9, 8.193%, 2/1/33 5                  1,307,405           319,237
Trust 334, Cl. 17, 16.632%, 2/1/33 5                  890,039           197,556
Trust 340, Cl. 2, 8.005%, 9/1/33 5                    848,327           207,863
Trust 344, Cl. 2, 8.023%, 12/1/33 5                 4,335,063         1,003,766
Trust 362, Cl. 12, 4.14%, 8/1/35 5                  2,342,616           503,717
Trust 362, Cl. 13, 4.145%, 8/1/35 5                 1,299,782           288,896
Trust 2001-65, Cl. S, 9.085%, 11/25/31 5            2,299,555           214,769
Trust 2001-81, Cl. S, 2.649%, 1/25/32 5               575,761            43,384
Trust 2002-52, Cl. SD, (2.00)%, 9/25/32 5           1,605,262           130,278
Trust 2002-77, Cl. SH, 2.874%, 12/18/32 5             690,073            65,856
Trust 2002-84, Cl. SA, 10.473%, 12/25/32 5          1,990,361           198,873
Trust 2003-4, Cl. S, 9.921%, 2/25/33 5              1,328,294           150,973
Trust 2003-33, Cl. SP, 13.034%, 5/25/33 5           2,027,244           237,290
Trust 2004-54, Cl. DS, (4.509), 11/25/30 5          1,132,256            61,968
Trust 2005-6, Cl. SE, (2.036)%, 2/25/35 5           3,173,279           160,508
Trust 2005-19, Cl. SA, (2.745)%, 3/25/35 5         11,663,608           594,743
Trust 2005-40, Cl. SA, (2.773)%, 5/25/35 5          2,622,090           132,442
Trust 2005-71, Cl. SA, 3.309%, 8/25/25 5            3,297,598           188,464
Trust 2006-33, Cl. SP, 13.681%, 5/25/36 5           4,486,719           349,902
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed Security:
Trust 340, Cl. 1, 5.181%, 9/1/33 6                    848,327           614,700
Trust 1993-184, Cl. M, 5.623%, 9/25/23 6              653,281           528,986
                                                                 ---------------
                                                                    225,757,340
--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
7%, 1/15/09-5/15/09                                    22,675            23,006


                        4 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
--------------------------------------------------------------------------------
8.50%, 8/15/17-12/15/17                          $    317,499    $      338,587
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (5.825)%, 1/16/27 5         1,228,356            79,593
Series 2002-15, Cl. SM, (9.288)%, 2/16/32 5         1,408,021            86,605
Series 2004-11, Cl. SM, (8.553)%, 1/17/30 5         1,016,905            65,402
Series 2006-47, Cl. SA, 16.226%, 8/16/36 5          7,602,743           455,140
                                                                 ---------------
                                                                      1,048,333
--------------------------------------------------------------------------------
NON-AGENCY--10.7%
--------------------------------------------------------------------------------
COMMERCIAL--8.7%
Asset Securitization Corp., Commercial
Interest-Only Stripped Mtg.-Backed Security,
Series 1997-D4, Cl. PS1, 3.659%, 4/14/29 5         36,955,782           852,747
--------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg.
Pass-Through Certificates, Series 1996-MD6,
Cl. A3, 7.694%, 11/13/29 1                          1,200,000         1,225,211
--------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%, 7/10/43              2,100,000         2,054,773
--------------------------------------------------------------------------------
Banc of America Funding Corp., CMO
Pass-Through Certificates, Series 2004-2, Cl.
2A1, 6.50%, 7/20/32                                 1,781,763         1,812,017
--------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc.,
CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32              1,393,667         1,405,427
Series 2005-E, Cl. 2A2, 4.975%, 6/25/35 1             190,523           190,293
--------------------------------------------------------------------------------
Capital Lease Funding Securitization LP,
Interest-Only Corporate-Backed Pass-Through
Certificates, Series 1997-CTL1, 7.276%,
6/22/24 5                                          19,461,993           742,549
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1,
Asset-Backed Pass-Through Certificates,
Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36              460,000           459,485
--------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage Loan
Trust, CMO, Series 2006-AB2, Cl. A7, 5.961%,
6/25/36                                             2,449,958         2,447,853
--------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc. Mortgage Loan
Trust, CMO, Series 2006-AB3, Cl. A7, 6.36%,
4/25/08                                               815,277           818,001
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.,
Commercial Mtg. Obligations, Series 2005-C3,
Cl. A2, 4.853%, 7/10/45                             1,190,000         1,179,012
--------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. A3, 6.869%, 7/15/29               522,064           525,989
--------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42            1,460,000         1,427,264
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37            1,290,000         1,288,647
--------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42             510,000           500,303
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42           1,720,000         1,696,691
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series
2005-C5, Cl. A2, 4.885%, 9/15/30                    1,430,000         1,420,102
--------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage
Trust, Interest-Only Stripped Mtg.-Backed
Security, Series 1998-C1, Cl. IO, 6.05%,
2/18/30 5                                          16,076,626           327,357
--------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 3             311,669           227,519
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                2,051,488         2,040,971


                        5 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1          $  1,723,120    $    1,712,341
--------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg.
Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33             1,057,885         1,055,841
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg.
Asset-Backed Pass-Through Certificates, Series
2006-QS5, Cl. 2A2, 6%, 4/25/08                      2,983,741         2,981,731
--------------------------------------------------------------------------------
Residential Asset Securitization Trust
2006-A9CB, CMO Pass-Through Certificates,
Series 2006-A9CB, Cl. A5, 6%, 9/25/36               2,721,535         2,718,771
--------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII,
Inc., Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1999-C1,
Cl. X, (5.245)%, 5/18/32 5                        296,613,756           753,488
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust,
Commercial Mtg. Obligations, Series 2005-C17,
Cl. A2, 4.782%, 3/15/42                             2,520,000         2,492,440
--------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates
Series 2005-AR5 Trust, Series 2005-AR5, Cl.
A1, 4.673%, 5/25/35 1                                 981,502           978,773
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2004-DD Trust, CMO Mtg. Pass-Through
Certificates, Series 2004-DD, Cl. 2A1,
4.509%, 1/25/35 1                                     113,110           112,756
                                                                 ---------------
                                                                     35,448,352
--------------------------------------------------------------------------------
OTHER--0.3%
Salomon Brothers Mortgage Securities VI,
Inc., Interest-Only Stripped Mtg.-Backed
Security, Series 1987-3, Cl. B, 69.737%,
10/23/17 5                                             14,400             2,573
--------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI,
Inc., Principal-Only Stripped Mtg.-Backed
Security, Series 1987-3, Cl. A, 6.619%,
10/23/17 6                                             20,281            18,270
--------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates
Series 2005-AR8 Trust, Series 2005-AR8, Cl.
2AB1, 5.58%, 7/25/45 1                              1,151,607         1,155,017
                                                                 ---------------
                                                                      1,175,860
--------------------------------------------------------------------------------
RESIDENTIAL--1.7%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32             3,158,796         3,192,359
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34             2,717,609         2,775,232
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates, Series 2005-10, Cl. 2A3B,
5.55%, 1/25/36                                      1,058,607         1,051,302
                                                                 ---------------
                                                                      7,018,893
                                                                 ---------------
Total Mortgage-Backed Obligations (Cost $271,461,782)               270,448,778

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.2%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.,
5.25%, 7/18/11 (Cost $4,806,605)                    4,760,000         4,831,890
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--37.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.3%
--------------------------------------------------------------------------------
AUTOMOBILES--2.2%
DaimlerChrysler North America Holding Corp.,
7.30% Nts., 1/15/12                                 1,930,000         2,053,601
--------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts.,
9/15/10 2,7                                         3,860,000         3,988,580
--------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds,
11/1/31 7                                           1,660,000         1,740,464
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC,
5.30% Sr. Unsec. Nts., 12/19/08 2                   1,115,000         1,106,016
                                                                 ---------------
                                                                      8,888,661
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.4%
Caesars Entertainment, Inc., 7.50% Sr. Unsec.
Nts., 9/1/09                                        2,250,000         2,353,376
--------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts.,
2/15/11                                             1,475,000         1,596,688


                        6 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
--------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 2       $  1,965,000    $    1,978,334
--------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09         2,020,000         2,004,850
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec.
Unsub. Nts., 10/15/07                                 545,000           553,137
--------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12           1,335,000         1,463,338
                                                                 ---------------
                                                                      9,949,723
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.8%
Beazer Homes USA, Inc., 6.875% Sr. Unsec.
Nts., 7/15/15 7                                     1,150,000         1,046,500
--------------------------------------------------------------------------------
Centex Corp., 4.875% Sr. Unsec. Nts., 8/15/08       1,230,000         1,216,807
--------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12 7                   1,200,000         1,147,386
6.125% Nts., 1/15/14                                1,035,000         1,011,421
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr.
Nts., 1/15/14                                       1,725,000         1,587,000
--------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14 7     1,445,000         1,316,570
--------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09 7      1,870,000         1,955,270
--------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09             2,025,000         1,990,336
                                                                 ---------------
                                                                     11,271,290
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Eastman Kodak Co., 3.625% Nts., Series A,
5/15/08                                               247,000           238,345
--------------------------------------------------------------------------------
MEDIA--4.3%
British Sky Broadcasting Group plc, 8.20% Sr.
Unsec. Nts., 7/15/09                                1,265,000         1,356,099
--------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts.,
11/1/08                                             1,005,000         1,051,326
--------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25%
Nts., 3/15/11                                       1,370,000         1,375,516
--------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts., 3/15/37           2,425,000         2,434,237
--------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts.,
1/15/10                                             3,115,000         3,032,256
--------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts.,
10/1/08 7                                           1,245,000         1,237,219
--------------------------------------------------------------------------------
Liberty Media Corp.:
5.70% Sr. Unsec. Nts., 5/15/13 7                    1,200,000         1,138,345
7.875% Sr. Nts., 7/15/09                              480,000           504,918
--------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts.,
6/15/12                                               860,000           822,685
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr.
Nts., 7/15/33                                       1,645,000         1,945,815
--------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08          1,115,000         1,107,651
--------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                     1,270,000         1,235,616
3.875% Sr. Unsec. Nts., 10/15/08                      590,000           560,971
                                                                 ---------------
                                                                     17,802,654
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
Federated Department Stores, Inc., 6.625% Sr.
Unsec. Nts., 9/1/08                                 1,455,000         1,484,518
--------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec.
Debs., 10/15/07                                       785,000           798,868
                                                                 ---------------
                                                                      2,283,386
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Gap, Inc. (The):
6.90% Nts., 9/15/07                                 1,315,000         1,328,331
9.393% Unsub. Nts., 12/15/08 1                        466,000           502,794
--------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr. Unsec. Nts.,
12/1/12 7,8                                         2,025,000         2,052,192
                                                                 ---------------
                                                                      3,883,317


                        7 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES--3.1%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.2%
Ahold Finance USA, Inc., 6.25% Sr. Unsec.
Unsub. Nts., 5/1/09                              $  1,890,000    $    1,918,350
--------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs.,
5/1/31 7                                            1,675,000         1,636,664
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs.,
4/15/31                                             1,235,000         1,452,840
--------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts.,
2/1/13                                              2,065,000         2,038,269
--------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11        2,035,000         2,102,529
                                                                 ---------------
                                                                      9,148,652
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts.,
10/1/06                                             2,335,000         2,335,000
--------------------------------------------------------------------------------
TOBACCO--0.3%
Reynolds American, Inc., 6.50% Sr. Sec. Nts.,
6/1/07 2                                            1,272,000         1,281,713
--------------------------------------------------------------------------------
ENERGY--3.6%
--------------------------------------------------------------------------------
OIL & GAS--3.6%
El Paso Corp.:
6.50% Sr. Unsec. Nts., 6/1/08 7                       390,000           392,438
7.625% Sr. Unsec. Nts., 9/1/08 3                    1,490,000         1,532,838
--------------------------------------------------------------------------------
Enterprise Products Operating LP, 7.50% Sr.
Unsec. Unsub. Nts., 2/1/11                          1,880,000         2,006,774
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr.
Unsec. Nts., 8/15/33                                1,845,000         2,007,500
--------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875%
Unsec. Unsub. Nts., 2/1/09                          2,835,000         2,975,333
--------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr.
Nts., Cl. A1, 6/15/10 2                             2,937,500         2,898,187
--------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748%
Sr. Nts., Series B, 6/1/13 2                        1,253,670         1,180,901
--------------------------------------------------------------------------------
Williams Cos., Inc., Credit Linked
Certificate Trust (The), 6.75% Nts., 4/15/09 2      1,885,000         1,903,850
                                                                 ---------------
                                                                     14,897,821
--------------------------------------------------------------------------------
FINANCIALS--8.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.1%
Goldman Sachs Capital, Inc. (The), 6.345%
Sub. Bonds, 2/15/34                                 2,680,000         2,671,518
--------------------------------------------------------------------------------
Morgan Stanley, 4.75% Sub. Nts., 4/1/14             2,100,000         2,000,149
                                                                 ---------------
                                                                      4,671,667
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.4%
Barclays Bank plc, 6.278% Perpetual Bonds 9         2,780,000         2,652,787
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds,
Series A 2,9                                        2,700,000         2,614,289
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts.,
11/30/35 1                                          2,000,000         2,003,036
--------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts.,
6/30/09                                             2,485,000         2,438,299
                                                                 ---------------
                                                                      9,708,411
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
CIT Group, Inc., 5.40% Sr. Nts., 3/7/13             2,010,000         2,002,786
--------------------------------------------------------------------------------
Citigroup, Inc., 6.125% Sub. Nts., 8/25/36            810,000           835,975
--------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub. Nts., 10/1/15      2,035,000         1,988,508
                                                                 ---------------
                                                                      4,827,269
--------------------------------------------------------------------------------
INSURANCE--2.2%
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                     1,355,000         1,243,988
7.125% Sr. Unsec. Nts., 6/15/09                     1,050,000         1,091,096
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts.,
12/1/34                                             1,560,000         1,507,565
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series
C, 12/18/23 2                                       2,055,000         2,539,337


                        8 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
INSURANCE CONTINUED
Prudential Insurance Co. of America, 8.30%
Nts., 7/1/25                                     $  2,035,000    $    2,559,572
                                                                 ---------------
                                                                      8,941,558
--------------------------------------------------------------------------------
REAL ESTATE--1.6%
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10         1,925,000         2,092,040
--------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts.,
3/1/12                                              2,215,000         2,163,486
--------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub.
Nts., 6/15/07                                       2,225,000         2,223,216
                                                                 ---------------
                                                                      6,478,742
--------------------------------------------------------------------------------
HEALTH CARE--0.9%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
Cardinal Health, Inc., 5.80% Nts., 10/15/16 2       1,580,000         1,577,583
--------------------------------------------------------------------------------
HCA, Inc., 8.75% Sr. Nts., 9/1/10                   2,055,000         2,080,688
                                                                 ---------------
                                                                      3,658,271
--------------------------------------------------------------------------------
INDUSTRIALS--0.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
BAE Systems Holdings, Inc., 5.20% Nts.,
8/15/15 2                                           2,115,000         2,027,151
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.5%
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09         1,860,000         2,022,750
--------------------------------------------------------------------------------
MATERIALS--0.6%
--------------------------------------------------------------------------------
METALS & MINING--0.1%
United States Steel Corp., 10.75% Sr. Nts.,
8/1/08                                                375,000           407,344
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
MeadWestvaco Corp., 6.85% Unsec. Unsub. Nts.,
4/1/12 7                                            1,930,000         2,018,159
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
AT&T Wireless Services, Inc., 8.125% Sr.
Unsec. Nts., 5/1/12                                 1,545,000         1,740,993
--------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts., 11/15/08             250,000           249,375
--------------------------------------------------------------------------------
Telecom Italia Capital SA, 4% Unsec. Nts.,
11/15/08                                            2,050,000         1,989,556
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts.,
11/19/08                                            2,035,000         2,004,807
--------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                          885,000           976,494
--------------------------------------------------------------------------------
Verizon Global Funding Corp., 7.25% Sr.
Unsec. Unsub. Nts., 12/1/10                         1,010,000         1,084,331
                                                                 ---------------
                                                                      8,045,556
--------------------------------------------------------------------------------
UTILITIES--4.2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.4%
FirstEnergy Corp., 7.375% Sr. Unsub. Nts.,
Series C, 11/15/31                                  1,825,000         2,116,454
--------------------------------------------------------------------------------
Mission Energy Holding Co., 13.50% Sr. Sec.
Nts., 7/15/08                                       1,780,000         1,995,825
--------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts.,
8/1/09                                              1,520,000         1,588,152
                                                                 ---------------
                                                                      5,700,431
--------------------------------------------------------------------------------
ENERGY TRADERS--0.6%
IPALCO Enterprises, Inc., 8.375% Sr. Sec.
Nts., 11/14/08 1                                    1,180,000         1,218,350
--------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                1,430,000         1,442,334
                                                                 ---------------
                                                                      2,660,684
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.2%
CenterPoint Energy, Inc., 7.25% Sr. Nts.,
Series B, 9/1/10                                    1,990,000         2,105,547
--------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub.
Nts., 6/15/10                                       1,770,000         1,928,001
--------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec.
Nts., 11/15/10                                      2,753,000         2,972,329


                        9 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER CONTINUED
PSEG Funding Trust I, 5.381% Nts., 11/16/07      $  1,835,000    $    1,832,666
                                                                 ---------------
                                                                      8,838,543
                                                                 ---------------
Total Corporate Bonds and Notes
(Cost $151,445,095)                                                 151,987,098

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10
(Cost $14,872)                                          5,408             1,785

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.8%
--------------------------------------------------------------------------------
Undivided interest of 0.23% in joint
repurchase agreement (Principal Amount/Value
$1,469,294,000, with a maturity value of
$1,469,936,816) with UBS Warburg LLC, 5.25%,
dated 9/29/06, to be repurchased at
$3,364,471 on 10/2/06, collateralized by
Federal National Mortgage Assn., 5%, 2/1/36,
with a value of $1,502,659,342
(Cost $3,363,000)                                $  3,363,000         3,363,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED) (COST $474,474,230)                         471,623,846
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--3.5% 11
--------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTES--0.6%
Money Market Securities Trust, Series A-2,
5.41%, 9/15/06                                      1,000,000         1,000,000
--------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.44%, 9/15/06         1,500,000         1,500,000
                                                                 ---------------
                                                                      2,500,000

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.9%
Undivided interest of 0.30% in joint
repurchase agreement (Principal Amount/Value
$3,950,000,000, with a maturity value of
$3,951,787,375) with Nomura Securities,
5.43%, dated 9/29/06, to be repurchased at
$11,742,590 on 10/2/06, collateralized by
U.S. Agency Mortgages, 0.00%-22.12%,
3/15/14-6/25/43, with a value of
$4,029,000,000                                     11,737,279        11,737,279
                                                                 ---------------
Total Investments Purchased with Cash
Collateral from Securities Loaned
(Cost $14,237,279)                                                   14,237,279

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $488,711,509)                                     119.0%      485,861,125
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (19.0)      (77,451,576)

                                                 -------------------------------
NET ASSETS                                              100.0%   $   408,409,549
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $24,639,011 or 6.03% of the Fund's net assets as of September 30, 2006.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2006 was $5,558,084, which represents 1.36% of the Fund's net assets. See accompanying Notes.

4. When-issued security or forward commitment to be delivered and settled after September 30, 2006. See accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $14,680,341 or 3.59% of the Fund's net assets as of September 30, 2006.


                       10 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,405,024 or 0.34% of the Fund's net assets as of September 30, 2006.

7. Partial or fully-loaned security. See accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $2,026,856. See accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Non-income producing security.

11. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   488,872,163
Federal tax cost of other investments             (89,979,372)
                                              ----------------
Total federal tax cost                        $   398,892,791
                                              ================

Gross unrealized appreciation                 $     5,672,097
Gross unrealized depreciation                      (8,273,185)
                                              ----------------
Net unrealized depreciation                   $    (2,601,088)
                                              ================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to


                       11 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2006, the Fund had purchased $65,882,938 of securities issued on a when-issued basis or forward commitment and sold $491,823 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK

The Fund enters into financial instrument transactions that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The


                       12 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2006, the Fund had outstanding futures contracts as follows:

                                                                                                UNREALIZED
                                                 EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                                  DATES   CONTRACTS    SEPT. 30, 2006   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                                    12/19/06         377   $    42,377,156   $      752,362
U.S. Treasury Nts., 5 yr.                          12/29/06         277        29,227,828          162,879
                                                                                            ---------------
                                                                                                   915,241
                                                                                            ---------------

CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.                       12/7/06          74        11,082,030          (73,700)
U.S. Treasury Nts., 2 yr.                          12/29/06         600       122,700,000         (280,822)
U.S. Treasury Nts., 10 yr.                         12/19/06         254        27,447,875         (205,898)
                                                                                            ---------------
                                                                                                  (560,420)
                                                                                            ---------------
                                                                                            $      354,821
                                                                                            ===============

CREDIT DEFAULT SWAP CONTRACTS

Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Fund may take a short position (purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Fund is long or short the swap, respectively).

The Fund would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of September 30, 2006 is as follows:


                       13 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                              ANNUAL
                                                         NOTIONAL AMOUNT    INTEREST
                                                         RECEIVED BY THE   RATE PAID                     UNREALIZED
                                                        FUND UPON CREDIT      BY THE   TERMINATION     APPRECIATION
COUNTERPARTY              REFERENCED DEBT OBLIGATION               EVENT        FUND         DATES   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                          CDX.NA.IG.7                  $       3,600,000       0.400%     12/20/11   $       (1,099)
                          Weyerhaeuser Co.                     2,010,000       0.580       9/20/11           (1,151)
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                          Arrow Electronics, Inc.              2,010,000       0.790       9/20/11          (19,030)
                          Arrow Electronics, Inc.              1,000,000       0.770       9/20/11           (8,583)
                          Belo Corp.                           1,170,000       0.650       6/20/11            6,538
                          Belo Corp.                             655,000       0.670       6/20/11            3,109
                          Belo Corp.                           1,295,000       0.675       6/20/11            5,875
                          Ford Motor Co.                         980,000       5.300      12/20/08           (7,909)
                          Ford Motor Co.                       2,065,000       5.400      12/20/08          (21,393)
                          General Motors Corp.                 1,035,000       4.000      12/20/08           (2,909)
                          General Motors Corp.                 1,000,000       3.950      12/20/08           (1,727)
                                                                                                     ---------------
                                                                                                     $      (48,279)
                                                                                                     ===============

The Fund would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of September 30, 2006 is as follows:

                                                                              ANNUAL
                                                                            INTEREST
                                                                                RATE
                                                         NOTIONAL AMOUNT    RECEIVED                     UNREALIZED
                                                        PAID BY THE FUND      BY THE   TERMINATION     APPRECIATION
COUNTERPARTY              REFERENCED DEBT OBLIGATION   UPON CREDIT EVENT        FUND         DATES    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                          Abitibi-Consolidated Co.
                          of Canada                    $       1,630,000        1.52%      9/20/07   $        5,362
                          Allied Waste North
                          America, Inc.                          630,000        2.00       9/20/09            5,008
                          Allied Waste North
                          America, Inc.                          990,000        2.00       9/20/09            7,870
                          Bombardier, Inc.                       500,000        0.90       9/20/07               48
                          Eastman Kodak Co.                    1,390,000        1.00      12/20/08              117
                          General Motors Acceptance
                          Corp.                                  465,000        2.30       6/20/07            3,836


                       14 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                          General Motors Corp.                   640,000        6.40      12/20/06            7,296
                          General Motors Corp.                   380,000        6.40      12/20/06            4,307
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                          ArvinMeritor, Inc.                     555,000        1.05       9/20/07           (3,494)
                          ArvinMeritor, Inc.                     445,000        1.10       9/20/07           (2,602)
                          Bombardier, Inc.                       550,000        1.00       9/20/07              660
                          Bombardier, Inc.                       555,000        1.05       9/20/07            1,083
                          Ford Motor Co.                         980,000        7.05      12/20/16           13,978
                          Ford Motor Co.                       2,065,000        7.15      12/20/16           40,352
                          General Motors Acceptance
                          Corp.                                1,355,000        3.15       6/20/07           22,721
                          General Motors Corp.                 1,035,000        5.80      12/20/16            2,884
                          General Motors Corp.                 1,000,000        5.75      12/20/16               22
                          Hyundai Motor
                          Manufacturing Alabama LLC              875,000        0.40       6/20/07              806
                          J.C. Penney Corp., Inc.              2,005,000        0.61       6/20/13          (12,839)
                                                                                                     ---------------
                                                                                                     $       97,415
                                                                                                     ===============

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2006, the Fund had entered into the following total return swap agreements:

SWAP                  NOTIONAL                                                      TERMINATION     UNREALIZED
COUNTERPARTY            AMOUNT        PAID BY THE FUND       RECEIVED BY THE FUND         DATES   APPRECIATION
---------------------------------------------------------------------------------------------------------------
                                      If negative, the            Lehman Brothers
                                 absolute value of the          CMBS Index Spread
                                   Total Return Amount          plus Total Return
                                     for a given Index         Amount value for a
Deutsche Bank AG   $ 3,900,000                 Period.        given Index Period.       12/1/06   $      2,874
---------------------------------------------------------------------------------------------------------------
                                                         If positive, receive the
                                      If negative, the              Spread on the
                                     absolute value of            Lehman Brothers
                                   the Lehman Brothers              CMBS AAA 8.5+
Lehman Brothers                          CMBS AAA 8.5+        Index Spread Return
Special Financing,                 Index Spread Return          Amount, and Carry
Inc.                 4,310,000                 Amount.                    Amount.       12/1/06          3,118
                                                                                                  -------------
                                                                                                  $      5,992
                                                                                                  =============

Abbreviation is as follows:


                       15 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

CMBS                   Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Fund had on loan securities valued at $13,981,653, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $14,237,279 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                       16 | OPPENHEIMER CORE BOND FUND/VA




Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--87.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--32.8%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Collins & Aikman Floorcoverings, Inc., 9.75%
Sr. Sub. Nts., Series B, 2/15/10                 $    800,000    $      800,000
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                1,250,000         1,221,875
9% Sr. Unsec. Nts., 7/1/15                            445,000           453,900
--------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75%
Sr. Unsec. Sub. Nts., 11/1/13 1                       200,000           189,000
--------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12             900,000           875,250
--------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec.
Nts., Series B, 7/15/13                               900,000           981,000
--------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub.
Nts., 6/15/13                                         400,000           398,000
--------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                           800,000           720,000
8.25% Sr. Unsec. Nts., 8/1/10                       1,800,000         1,764,000
                                                                 ---------------
                                                                      7,403,025
--------------------------------------------------------------------------------
AUTOMOBILES--5.0%
Ford Motor Co., 7.45% Bonds, 7/16/31                  800,000           622,000
--------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                2,200,000         2,111,492
5.80% Sr. Unsec. Nts., 1/12/09 2                    1,200,000         1,143,012
7.375% Nts., 10/28/09                               4,500,000         4,376,052
7.375% Unsec. Nts., 2/1/11                            600,000           576,418
9.957% Nts., 4/15/12 3                              2,730,000         2,860,341
--------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                6,490,000         6,462,288
7.25% Nts., 3/2/11                                    500,000           503,327
8% Bonds, 11/1/31                                   2,210,000         2,317,123
--------------------------------------------------------------------------------
General Motors Corp.:
7.20% Nts., 1/15/11                                 2,100,000         1,945,125
8.375% Sr. Unsec. Debs., 7/15/33                    1,300,000         1,131,000
--------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 4                              90,000            94,725
10.50% Sr. Sub. Nts., 1/1/16 4                      1,570,000         1,734,850
                                                                 ---------------
                                                                     25,877,753
--------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
SGS International, Inc., 12% Sr. Unsec. Sub.
Nts., 12/15/13                                        745,000           756,175
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Education Management LLC/Education Management
Corp., 10.25% Sr. Sub. Nts., 6/1/16 4                 830,000           852,825
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.3%
American Casino & Entertainment Properties
LLC, 7.85% Sr. Sec. Nts., 2/1/12                    1,300,000         1,326,000
--------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11         450,000           471,938
--------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts.,
4/15/12                                             1,200,000         1,266,000
--------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 4          1,340,000         1,293,100
--------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts.,
7/1/11                                                875,000           923,125
--------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75%
First Mtg. Nts., 4/15/14 4                          1,310,000         1,195,375
--------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                500,000           480,625
8% Sr. Nts., 11/15/13                                 700,000           715,750


                       1 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Greektown Holdings, Inc., 10.75% Sr. Nts.,
12/1/13 4                                        $  1,435,000    $    1,521,100
--------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts.,
10/15/13                                              917,000           989,214
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                     1,150,000         1,098,250
9% Sr. Sub. Nts., 3/15/12                             600,000           629,250
--------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                          41,000            44,024
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07         800,000           830,000
--------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                         510,000           503,625
8.375% Sr. Unsec. Sub. Nts., 2/1/11                 3,200,000         3,352,160
9.75% Sr. Unsec. Sub. Nts., 6/1/07                    800,000           823,000
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                  440,000           432,300
6.375% Sr. Sub. Nts., 7/15/09                         800,000           798,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                  915,000           896,700
8% Sr. Sub. Nts., 4/1/12                            1,700,000         1,768,000
--------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14           800,000           778,000
--------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                       1,000,000         1,045,000
9.375% Sr. Unsec. Sub. Nts., 2/15/07                1,500,000         1,518,750
--------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                    145,000           141,919
6.875% Sr. Sub. Nts., 12/1/11                         150,000           151,500
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr.
Unsec. Sub. Nts., 3/15/12                           2,350,000         2,391,125
--------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts.,
6/15/14 4                                             610,000           653,463
--------------------------------------------------------------------------------
Six Flags, Inc.:
9.625% Sr. Nts., 6/1/14                               957,000           856,515
9.75% Sr. Nts., 4/15/13                               850,000           769,250
--------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                  1,800,000         1,694,250
6.875% Sr. Unsec. Sub. Nts., 3/1/16                   480,000           452,400
--------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec.
Nts., 6/1/15                                        1,500,000         1,441,875
--------------------------------------------------------------------------------
Universal City Development Partners Ltd.,
11.75% Sr. Nts., 4/1/10                             1,000,000         1,082,500
--------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts.,
2/15/14                                             1,100,000         1,080,750
--------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp., 6.625% Nts., 12/1/14                         2,500,000         2,437,500
                                                                 ---------------
                                                                     37,852,333
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                       300,000           273,000
8.375% Sr. Nts., 4/15/12                              500,000           500,000
--------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts.,
9/15/10                                               300,000           329,890
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
6.50% Sr. Nts., 1/15/14                               300,000           276,000
7.75% Sr. Unsec. Sub. Nts., 5/15/13                   900,000           828,000
8.875% Sr. Sub. Nts., 4/1/12                          800,000           788,000
--------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                        150,000           154,481
9.50% Sr. Unsec. Sub. Nts., 2/15/11                   350,000           359,188
--------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts.,
3/15/15                                               300,000           256,500
--------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts.,
6/15/14                                               460,000           471,500


                       2 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Standard Pacific Corp.:
6.25% Sr. Unsec. Unsub. Nts., 4/1/14             $    600,000    $      525,000
7.75% Sr. Nts., 3/15/13                               650,000           617,500
9.25% Sr. Sub. Nts., 4/15/12                          700,000           679,000
--------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11              500,000           513,750
--------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts.,
5/1/12                                                800,000           720,000
--------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts.,
4/1/13                                              1,150,000         1,063,750
                                                                 ---------------
                                                                      8,355,559
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec.
Nts., 2/1/13                                        1,245,000         1,232,550
--------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr.
Nts., 3/1/14 4                                        275,000           270,875
                                                                 ---------------
                                                                      1,503,425
--------------------------------------------------------------------------------
MEDIA--14.3%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 5,9                    360,000           220,500
8.125% Sr. Nts., Series B, 7/15/03 5,9                575,000           357,938
8.375% Sr. Nts., Series B, 2/1/08 5,9               1,000,000           622,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 5,9            1,000,000           652,500
10.875% Sr. Unsec. Nts., 10/1/10 5,9                1,000,000           622,500
--------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr.
Unsec. Sub. Nts., 12/15/12                            700,000           708,750
--------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                     1,050,000           992,250
9.50% Sr. Unsec. Sub. Nts., 2/1/11                    192,000           192,720
--------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                  900,000           794,250
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09       1,200,000         1,122,000
--------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts.,
12/15/15 4                                            625,000           612,500
--------------------------------------------------------------------------------
Charter Communications Holdings II
LLC/Charter Communications Holdings II
Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                       600,000           615,000
10.25% Sr. Unsec. Nts., Series B, 9/15/10           1,145,000         1,167,900
--------------------------------------------------------------------------------
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp.,
8.375% Sr. Nts., Second Lien, 4/30/14 4             3,550,000         3,625,438
--------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts.,
2/1/13                                                400,000           417,000
--------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc.
Nts., 3/15/14 6                                     2,700,000         2,166,750
--------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.25% Sr. Nts., 4/15/12 4                             950,000           951,188
7.625% Sr. Unsec. Debs., 7/15/18                    1,500,000         1,543,125
7.625% Sr. Unsec. Unsub. Nts., Series B,
4/1/11                                                900,000           928,125
--------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance
Co., 9.875% Sr. Unsec. Nts., 11/15/09                 800,000           847,000
--------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                               700,000           726,250
9.875% Sr. Sub. Nts., 8/15/13                       1,772,000         1,922,620
--------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 6                   500,000           423,750
8% Unsec. Nts., 11/15/13                            2,250,000         2,244,375
--------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co.,
Inc.:
6.375% Sr. Unsec. Nts., 6/15/15                     1,100,000         1,039,500
8.375% Sr. Unsec. Nts., 3/15/13                     1,800,000         1,874,250


                       3 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MEDIA CONTINUED
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                  $  2,800,000    $    2,670,500
7% Sr. Nts., 10/1/13 4,7                              640,000           628,800
7.125% Sr. Nts., 2/1/16 4                             800,000           777,000
--------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub.
Nts., 5/15/12                                         700,000           702,625
--------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec.
Nts., 12/1/10                                         610,000           567,300
--------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts.,
12/15/11                                              500,000           525,625
--------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                1,357,000         1,307,809
7.25% Sr. Unsec. Sub. Nts., 1/1/13                    200,000           202,250
--------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts.,
5/15/13                                               785,000           735,938
--------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc.
Nts., 8/15/14 6                                     2,200,000         1,694,000
--------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts.,
10/15/15 4,7                                        1,465,000         1,463,169
--------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband
Corp., 8.50% Sr. Nts., 10/15/15                       280,000           279,650
--------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50%
Sr. Unsec. Nts., 1/15/13                              957,000           983,318
--------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                        1,400,000         1,242,500
6.875% Sr. Unsec. Sub. Nts., 10/1/13                  800,000           744,000
--------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts., 8/1/16 4,6           1,090,000           644,463
10% Sr. Nts., 8/1/14 4                              2,630,000         2,731,913
--------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16               395,000           409,813
--------------------------------------------------------------------------------
Paxson Communications Corp., 11.757% Sr. Sec.
Nts., 1/15/13 1,3                                   1,165,000         1,179,563
--------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                1,100,000         1,003,750
8.875% Sr. Unsec. Nts., 5/15/11                     1,157,000         1,136,753
--------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts.,
3/15/16 4                                             460,000           445,050
--------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13          4,135,000         3,793,863
6.875% Sr. Disc. Nts., Series A-2, 1/15/13          1,960,000         1,798,300
6.875% Sr. Nts., 1/15/13                            2,700,000         2,477,250
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16         3,255,000         3,279,413
--------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr.
Sub. Nts., 12/15/12 4                               1,000,000         1,105,000
--------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts.,
Series B, 7/1/11                                      800,000           821,000
--------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr.
Nts., 9/1/12 4                                        900,000           967,500
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec.
Sub. Nts., 3/15/12                                  4,300,000         4,380,625
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr.
Unsec. Nts., 8/1/13                                   550,000           540,375
--------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                         1,400,000         1,419,250
10.875% Sr. Unsec. Nts., Series B, 6/15/09            400,000           404,000
--------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds,
4/15/14                                               800,000           784,000
--------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts.,
12/15/14 6                                          2,365,000         1,773,750
--------------------------------------------------------------------------------
XM Satellite Radio, Inc.:
9.75% Sr. Nts., 5/1/14 4                              550,000           530,750
9.75% Sr. Unsec. Nts., 5/1/14                         500,000           480,000
                                                                 ---------------
                                                                     74,021,544
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec.
Unsub. Nts., 3/15/14                                1,800,000         1,759,500


                       4 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL CONTINUED
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                     $  1,345,000    $    1,435,788
10.375% Sr. Unsec. Sub. Nts., 10/15/15                625,000           678,125
                                                                 ---------------
                                                                      3,873,413
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Asbury Automotive Group, Inc., 9% Sr. Sub.
Nts., 6/15/12                                         600,000           617,250
--------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr.
Unsec. Sub. Nts., 1/15/14                             400,000           393,000
--------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub.
Nts., 10/15/14                                        550,000           515,625
--------------------------------------------------------------------------------
Gamestop Corp., 8% Sr. Unsec. Nts., 10/1/12           900,000           931,500
--------------------------------------------------------------------------------
Linens 'N Things, Inc., 11.132% Sr. Sec.
Nts., 1/15/14 3,4                                   1,335,000         1,294,950
--------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub.
Nts., 11/1/11 1                                       750,000           795,000
--------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub.
Nts., Series B, 5/1/10                                350,000           353,500
                                                                 ---------------
                                                                      4,900,825
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 4             1,075,000         1,142,188
--------------------------------------------------------------------------------
Levi Strauss & Co.:
9.75% Sr. Unsec. Unsub. Nts., 1/15/15               1,055,000         1,099,838
10.258% Sr. Unsec. Unsub. Nts., 4/1/12 3            1,100,000         1,138,500
--------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts.,
6/1/11 1                                              500,000           512,500
--------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts.,
4/15/15                                               975,000           928,688
                                                                 ---------------
                                                                      4,821,714
--------------------------------------------------------------------------------
CONSUMER STAPLES--3.8%
--------------------------------------------------------------------------------
BEVERAGES--0.3%
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                              1,035,000         1,051,819
8.125% Sr. Sub. Nts., 1/15/12                         500,000           519,375
                                                                 ---------------
                                                                      1,571,194
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr.
Sub. Nts., 8/1/14                                   1,200,000         1,161,000
--------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 1,
5,8,9                                                 476,601                --
--------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                          900,000           906,750
9.50% Sr. Sec. Nts., 2/15/11                          450,000           467,438
                                                                 ---------------
                                                                      2,535,188
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                   350,000           339,500
8.625% Sr. Sub. Nts., 12/15/12                      1,000,000         1,053,750
--------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                        400,000           373,000
8.625% Sr. Nts., 5/1/09                               687,000           674,978
8.875% Sr. Unsec. Nts., 3/15/11                       146,000           140,525
--------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub.
Nts., 10/1/11                                       1,200,000         1,089,000
--------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7% Sr. Nts., 8/1/11                                   300,000           303,750
7.625% Sr. Unsec. Sub. Nts., 2/15/08                  925,000           943,500
8% Sr. Nts., Series B, 10/15/09                       900,000           945,000


                       5 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
United Biscuits Finance plc, 10.625% Sr. Sub.
Nts., 4/15/11 [EUR]                                 1,000,000    $    1,341,760
                                                                 ---------------
                                                                      7,204,763
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub.
Nts., 12/15/12                                        900,000           866,250
--------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts.,
4/15/14 4                                             460,000           494,500
--------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub.
Nts., 2/1/15                                        1,300,000         1,046,500
                                                                 ---------------
                                                                      2,407,250
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub.
Nts., 1/15/14                                       1,150,000         1,132,750
--------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                            1,000,000         1,042,500
9.375% Sr. Unsec. Sub. Nts., 6/1/11                 1,295,000         1,359,750
                                                                 ---------------
                                                                      3,535,000
--------------------------------------------------------------------------------
TOBACCO--0.4%
Reynolds American, Inc., 7.25% Sr. Sec. Nts.,
6/1/13 4                                            2,265,000         2,342,073
--------------------------------------------------------------------------------
ENERGY--8.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Basic Energy Services, Inc., 7.125% Sr. Nts.,
4/15/16 4                                             455,000           441,350
--------------------------------------------------------------------------------
Dresser, Inc., 9.875% Sr. Unsec. Sub. Nts.,
4/15/11 3                                             400,000           420,500
--------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec.
Sub. Nts., 12/15/10                                   700,000           731,500
--------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts.,
Series A, 9/1/08                                      221,000           224,868
--------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Nts., 4/15/13 4                 545,000           519,113
--------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts., 2/15/14 4          660,000           683,100
--------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec.
Sub. Nts., 5/15/10                                    800,000           810,000
                                                                 ---------------
                                                                      3,830,431
--------------------------------------------------------------------------------
OIL & GAS--7.6%
Arch Western Finance LLC, 6.75% Sr. Nts.,
7/1/13                                                900,000           868,500
--------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec.
Nts., 12/15/15                                        450,000           460,125
--------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                     1,150,000         1,104,000
6.875% Sr. Unsec. Nts., 1/15/16                     1,920,000         1,886,400
7.50% Sr. Nts., 6/15/14                               200,000           203,250
--------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr.
Unsec. Nts., 8/1/13                                   195,000           176,475
--------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr.
Nts., 12/1/13                                       1,400,000         1,358,000
--------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts.,
3/1/16                                                275,000           279,813
--------------------------------------------------------------------------------
El Paso Corp.:
7.75% Sr. Nts., 1/15/32                             1,300,000         1,339,000
7.875% Sr. Unsec. Nts., 6/15/12                     3,207,000         3,343,298
--------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11            350,000           360,500
--------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr.
Unsec. Nts., 6/1/13                                 3,000,000         3,082,500
--------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14            1,000,000         1,015,000
--------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec.
Nts., 8/1/14                                          850,000           858,500
--------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts.,
10/1/11                                               450,000           452,250
--------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr.
Unsec. Nts., 3/1/16                                 1,165,000         1,211,600
--------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10          400,000           392,000
--------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec.
Sub. Nts., 9/1/14                                   1,600,000         1,574,000
--------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy
Finance Corp., 6.25% Sr. Unsec. Nts., 9/15/15         195,000           193,050


                       6 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
OIL & GAS CONTINUED
Peabody Energy Corp., 6.875% Sr. Unsec. Nts.,
Series B, 3/15/13                                $  1,200,000    $    1,188,000
--------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%
Sr. Nts., 6/15/14                                     600,000           630,000
--------------------------------------------------------------------------------
Pogo Producing Co.:
6.875% Sr. Unsec. Sub. Nts., 10/1/17                  200,000           191,750
7.875% Sr. Sub. Nts., 5/1/13 4                        440,000           450,450
--------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts.,
2/1/13                                              1,000,000         1,089,998
--------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub.
Nts., 4/1/16                                        1,515,000         1,443,038
--------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                         745,000           711,475
7.375% Sr. Sub. Nts., 7/15/13                         400,000           404,000
7.50% Sr. Sub. Nts., 5/15/16                        1,760,000         1,777,600
--------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                 1,100,000         1,145,346
8% Sr. Unsub. Nts., 3/1/32                            500,000           555,315
8.875% Sr. Nts., 3/15/10                              700,000           737,566
--------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                  860,000           864,300
8.25% Sr. Unsec. Sub. Nts., 12/15/11                1,300,000         1,322,750
--------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts.,
11/1/13 4                                             950,000           952,375
--------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts.,
7/15/11                                               375,000           397,500
--------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds,
4/1/17                                                965,000         1,021,159
--------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 4                             515,000           498,906
6.625% Sr. Nts., 11/1/15 4                            515,000           498,263
--------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.40% Sr. Nts., 4/15/16 4                             635,000           631,031
8.875% Sr. Unsub. Nts., Series B, 7/15/12             200,000           222,250
--------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                           800,000           788,000
7.25% Sr. Unsec. Sub. Nts., 5/1/13                    350,000           344,750
--------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                   150,000           154,500
8.75% Unsec. Nts., 3/15/32                            900,000           990,000
--------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50%
Nts., 12/1/08 1                                       300,000           298,500
                                                                 ---------------
                                                                     39,467,083
--------------------------------------------------------------------------------
FINANCIALS--2.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14 4                       735,000           742,350
9.265% Sr. Sec. Nts., 9/15/14 3,4                     735,000           742,350
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr.
Unsec. Sub. Nts., Series B, 9/30/08 1               1,550,000         1,170,250
--------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                       691,000           710,003
8% Sr. Nts., 6/15/11                                  825,000           858,000
                                                                 ---------------
                                                                      4,222,953
--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1              517,000           555,775
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
Ace Cash Express, Inc., 10.25% Sr. Nts.,
10/1/14 4,7                                           185,000           188,238


                       7 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec.
Disc. Nts., 10/1/12 6                            $    200,000    $      167,000
--------------------------------------------------------------------------------
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts.,
11/30/14                                              135,000           126,563
--------------------------------------------------------------------------------
BCP Crystal US Holdings Corp., 9.625% Sr.
Sub. Nts., 6/15/14                                  1,560,000         1,700,400
--------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3
Corp., 0%/10.50% Sr. Unsec. Disc. Nts.,
Series B, 10/1/14 6                                 1,600,000         1,306,000
--------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts.,
4/1/15                                                865,000           821,750
--------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 4              920,000           917,700
--------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                        270,000           272,363
10.239% Sr. Unsec. Nts., 5/1/10 3                     270,000           278,775
                                                                 ---------------
                                                                      5,590,551
--------------------------------------------------------------------------------
REAL ESTATE--0.8%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 3           837,000           890,359
--------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                  2,025,000         1,974,375
6.75% Sr. Nts., Series Q, 6/1/16                      500,000           495,625
--------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75%
Sr. Nts., 4/1/17                                      550,000           556,188
                                                                 ---------------
                                                                      3,916,547
--------------------------------------------------------------------------------
HEALTH CARE--4.4%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc., 7.75% Sr.
Sub. Nts., 4/1/14 4                                   455,000           434,525
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Inverness Medical Innovations, Inc., 8.75%
Sr. Sub. Nts., 2/15/12                                600,000           594,000
--------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%
Sr. Unsec. Nts., 11/1/11                              800,000           844,000
                                                                 ---------------
                                                                      1,438,000
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.9%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts.,
4/1/13                                                700,000           745,500
--------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr.
Unsec. Sub. Nts., 12/15/12                            900,000           865,125
--------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                       890,000           873,313
7.25% Sr. Unsec. Sub. Nts., 3/15/15                 1,910,000         1,886,125
--------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                          600,000           645,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                    500,000           526,875
--------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II,
7.875% Nts., 2/1/08                                 1,600,000         1,632,000
--------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts.,
10/15/13 1                                            400,000           417,000
--------------------------------------------------------------------------------
HCA, Inc., 8.75% Sr. Nts., 9/1/10                   2,800,000         2,835,000
--------------------------------------------------------------------------------
HEALTHSOUTH Corp., 10.75% Sr. Nts., 6/15/16 4         505,000           518,256
--------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                         185,000           180,838
6.875% Sr. Sub. Nts., 12/15/15                        285,000           278,231
--------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec.
Sub. Nts., 7/15/15                                    485,000           475,300
--------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub.
Nts., 2/1/15                                        2,475,000         2,097,563
--------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                              974,000           860,773
7.375% Nts., 2/1/13                                    57,000            51,656
9.875% Sr. Nts., 7/1/14                             2,200,000         2,202,750
--------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts.,
11/15/13                                              270,000           263,588


                       8 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                      $    650,000    $      676,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                  650,000           715,000
--------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25%
Sr. Disc. Nts., 10/1/15 6                           1,760,000         1,276,000
                                                                 ---------------
                                                                     20,021,893
--------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Valeant Pharmaceuticals International, Inc.,
7% Sr. Nts., 12/15/11 1                               800,000           758,000
--------------------------------------------------------------------------------
INDUSTRIALS--7.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Alliant Techsystems, Inc., 6.75% Sr. Sub.
Nts., 4/1/16                                          910,000           898,625
--------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub.
Nts., 5/1/11                                           57,000            59,565
--------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                               735,000           725,813
6.875% Sr. Unsec. Sub. Nts., 11/1/13                  300,000           297,750
7.625% Sr. Sub. Nts., 2/1/18                          320,000           326,400
--------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                         684,000           653,220
6.125% Sr. Unsec. Sub. Nts., 1/15/14                1,100,000         1,072,500
6.375% Sr. Unsec. Sub. Nts., Series B,
10/15/15                                            1,280,000         1,251,200
7.625% Sr. Sub. Nts., 6/15/12                         500,000           517,500
--------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                              580,000           620,600
11% Sr. Sub. Nts., 2/15/13                            454,000           497,130
                                                                 ---------------
                                                                      6,920,303
--------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts.,
2/1/09 1,5,9                                        1,575,000                --
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.6%
Associated Materials, Inc., 9.75% Sr. Sub.
Nts., 4/15/12                                         700,000           701,750
--------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr.
Unsec. Sub. Nts., 12/15/12                          1,060,000         1,014,950
--------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts.,
7/1/10                                                544,000           579,360
--------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts.,
9/1/14                                                600,000           570,000
                                                                 ---------------
                                                                      2,866,060
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                               225,000           224,438
7.375% Sr. Sec. Nts., Series B, 4/15/14             2,850,000         2,821,500
9.25% Sr. Sec. Debs., Series B, 9/1/12                283,000           303,164
--------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts.,
Series B, 11/15/05 1,5,9                              200,000                --
--------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13         1,100,000         1,047,750
--------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                   890,000           876,650
7.50% Sr. Nts., 5/1/11                                500,000           513,750
--------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts.,
10/1/16 4,7                                           640,000           649,600
--------------------------------------------------------------------------------
Mobile Services Group, Inc., 9.75% Sr. Nts.,
8/1/14 4                                              130,000           133,900
                                                                 ---------------
                                                                      6,570,752
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12        650,000           671,125
--------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub.
Nts., 6/15/09                                         100,000            94,500
--------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10         500,000           537,500


                       9 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12     $    400,000    $      422,000
                                                                 ---------------
                                                                      1,725,125
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Covalence Specialty Materials Corp., 10.25%
Sr. Sub. Nts., 3/1/16 4                             1,175,000         1,145,625
--------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr.
Unsec. Sub. Nts., 12/15/13                            250,000           233,750
                                                                 ---------------
                                                                      1,379,375
--------------------------------------------------------------------------------
MACHINERY--1.3%
Case New Holland, Inc.:
7.125% Sr. Unsec. Nts., 3/1/14                        730,000           736,388
9.25% Sr. Nts., 8/1/11                                800,000           852,000
--------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts.,
1/15/12 4                                             600,000           570,000
--------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec.
Nts., 5/15/15                                         740,000           754,800
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13 1                            150,000           148,500
10.50% Sr. Sub. Nts., 8/1/12 1                        520,000           561,600
--------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts.,
5/15/11 1                                           1,700,000         1,623,500
--------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts.,
3/15/14                                             1,000,000           982,500
--------------------------------------------------------------------------------
Wolverine Tube, Inc., 7.375% Sr. Nts.,
8/1/08 4                                              650,000           555,750
                                                                 ---------------
                                                                      6,785,038
--------------------------------------------------------------------------------
ROAD & RAIL--1.1%
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc.:
7.625% Sr. Nts., 5/15/14                              800,000           780,000
7.75% Sr. Nts., 5/15/16 4                             455,000           441,350
7.905% Sr. Nts., 5/15/14 3,4                          180,000           177,300
--------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50%
Sr. Nts., 6/15/09                                     500,000           502,500
--------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                           150,000           142,125
7.50% Sr. Unsec. Nts., 11/1/13                        928,000           916,400
9.625% Sr. Nts., 12/1/12 1                          1,100,000         1,188,000
--------------------------------------------------------------------------------
TDS Investor Corp., 11.875% Sr. Sub. Nts.,
9/1/16 4                                            1,600,000         1,544,000
                                                                 ---------------
                                                                      5,691,675
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Ashtead Capital, Inc., 9% Nts., 8/15/16 4             440,000           459,800
--------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr.
Nts., 7/15/16 4                                       480,000           494,400
--------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts.,
6/15/14                                               575,000           585,063
--------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts.,
2/15/14                                             5,000,000         4,725,000
                                                                 ---------------
                                                                      6,264,263
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                   473,000           489,555
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.9%
Loral Skynet Corp., 14% Sr. Sec. Nts.,
11/21/15 1,8                                          198,000           231,660
--------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec.
Debs., 3/15/29                                      4,100,000         3,669,500
--------------------------------------------------------------------------------
Nortel Networks Ltd.:
9.731% Sr. Nts., 7/15/11 3,4                          435,000           451,313
10.75% Sr. Nts., 7/15/16 4                            400,000           430,000


                      10 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Orion Network Systems, Inc., 12.50% Sr.
Unsub. Disc. Nts., 1/15/07 5,9                   $  1,150,000    $           12
                                                                 ---------------
                                                                      4,782,485
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
Seagate Technology HDD Holdings:
6.375% Sr. Nts., 10/1/11                              920,000           920,000
6.80% Sr. Nts., 10/1/16                               275,000           275,000
8% Sr. Nts., 5/15/09                                  700,000           728,007
                                                                 ---------------
                                                                      1,923,007
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Flextronics International Ltd., 6.25% Sr.
Sub. Nts., 11/15/14                                   300,000           292,500
--------------------------------------------------------------------------------
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 1                              875,000           892,500
11.75% Sr. Sub. Nts., 8/1/16 1                      1,315,000         1,361,025
--------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                        470,000           445,325
8.125% Sr. Sub. Nts., 3/1/16                          550,000           541,750
--------------------------------------------------------------------------------
Solectron Global Finance Ltd., 8% Sr. Unsec.
Sub. Nts., 3/15/16                                    240,000           238,800
                                                                 ---------------
                                                                      3,771,900
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts.,
12/15/09 1,5,9 [EUR]                                  846,550                --
--------------------------------------------------------------------------------
NorthPoint Communications Group, Inc.,
12.875% Nts., 2/15/10 1,5,9                           240,208                --
--------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts.,
12/1/06 1,5,9 [EUR]                                 1,000,000                --
                                                                 ---------------
                                                                             --
--------------------------------------------------------------------------------
IT SERVICES--1.1%
DI Finance/DynCorp International LLC, 9.50%
Sr. Unsec. Sub. Nts., Series B, 2/15/13             1,186,000         1,233,440
--------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Sub. Nts.,
5/15/14 1                                             750,000           768,750
--------------------------------------------------------------------------------
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                          200,000           201,000
8.625% Sr. Unsec. Sub. Nts., 4/1/13                 1,000,000         1,027,500
--------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                       680,000           707,200
10.25% Sr. Unsec. Sub. Nts., 8/15/15                1,890,000         1,956,150
                                                                 ---------------
                                                                      5,894,040
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
Advanced Micro Devices, Inc., 7.75% Sr.
Unsec. Nts., 11/1/12                                1,955,000         1,989,213
--------------------------------------------------------------------------------
Amkor Technology, Inc., 7.75% Sr. Nts.,
5/15/13                                             1,750,000         1,612,188
                                                                 ---------------
                                                                      3,601,401
--------------------------------------------------------------------------------
MATERIALS--9.3%
--------------------------------------------------------------------------------
CHEMICALS--2.2%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                        400,000           416,000
10.125% Sr. Unsec. Nts., 9/1/08                        57,000            60,634
10.625% Sr. Unsec. Nts., 5/1/11                     1,400,000         1,508,500
--------------------------------------------------------------------------------
Georgia Gulf Corp., 10.75% Sr. Sub. Nts.,
10/15/16                                            1,465,000         1,443,025
--------------------------------------------------------------------------------
Huntsman International LLC:
8.375% Sr. Sub. Nts., 1/1/15 3,4                      420,000           426,300
10.125% Sr. Unsec. Sub. Nts., 7/1/09                  825,000           841,500


                      11 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CHEMICALS CONTINUED
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 3                $    332,000    $      379,310
11.625% Sr. Unsec. Nts., 10/15/10                      37,000            41,070
--------------------------------------------------------------------------------
IMC Global, Inc.:
10.875% Sr. Unsec. Nts., 8/1/13 1                      57,000            63,840
10.875% Sr. Unsec. Nts., Series B, 6/1/08              11,000            11,784
--------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts.,
2/15/16 4                                             590,000           564,925
--------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts.,
8/15/14                                               280,000           279,300
--------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub.
Disc. Nts., 11/15/14 6                                750,000           555,000
--------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                         1,375,000         1,399,063
8.25% Sr. Unsec. Nts., 9/15/16                        735,000           749,700
9.50% Sec. Nts., 12/15/08                              34,000            35,148
9.50% Sr. Sec. Nts., 12/15/08                          59,000            60,991
10.50% Sr. Sec. Nts., 6/1/13                          800,000           884,000
11.125% Sr. Sec. Nts., 7/15/12                        300,000           328,500
--------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                         400,000           396,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                 291,000           312,825
--------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp.,
9.50% Sr. Unsec. Nts., 12/1/12 4                      390,000           402,188
                                                                 ---------------
                                                                     11,159,603
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts.,
3/1/14 6                                            2,420,000         1,681,900
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.5%
Ball Corp., 6.625% Sr. Nts., 3/15/18                  910,000           896,350
--------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15        760,000           773,300
--------------------------------------------------------------------------------
Graham Packaging Co., Inc., 9.875% Sr. Unsec.
Sub. Nts., 10/15/14                                 2,600,000         2,567,500
--------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                             1,000,000         1,027,500
9.50% Sr. Sub. Nts., 8/15/13                          950,000           976,125
--------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                  350,000           324,625
8.25% Sr. Unsec. Nts., 10/1/12                      1,750,000         1,684,375
--------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12        800,000           848,000
--------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                          500,000           516,250
8.25% Sr. Unsec. Nts., 5/15/13                      1,657,000         1,706,710
8.75% Sr. Sec. Nts., 11/15/12                       1,350,000         1,431,000
8.875% Sr. Sec. Nts., 2/15/09                         264,000           272,580
--------------------------------------------------------------------------------
Pliant Corp., 11.85% Sr. Sec. Nts.,
6/15/09 5,8,9                                         571,671           640,272
--------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14          1,100,000           955,625
--------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                               220,000           212,300
9.75% Sr. Unsec. Nts., 2/1/11                         601,000           622,035
--------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts.,
8/15/12 4                                             290,000           326,250
--------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts.,
6/15/12                                             2,300,000         2,139,000
                                                                 ---------------
                                                                     17,919,797
--------------------------------------------------------------------------------
METALS & MINING--1.9%
AK Steel Corp., 7.75% Sr. Unsec. Nts., 6/15/12      1,107,000         1,083,476


                      12 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
METALS & MINING CONTINUED
Century Aluminum Co., 7.50% Sr. Unsec. Nts.,
8/15/14                                          $  1,000,000    $    1,005,000
--------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Unsec.
Sub. Nts., Series B, 12/1/15 1                      1,075,000         1,069,625
--------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                   300,000           321,000
--------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14       1,364,000         1,538,285
--------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec.
Nts., 6/1/12                                          800,000           857,000
--------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts.,
10/15/13                                              614,000           667,725
--------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts.,
3/1/10                                                200,000           209,000
--------------------------------------------------------------------------------
Novelis, Inc., 8.25% Sr. Nts., 2/15/15 3,4          1,915,000         1,828,825
--------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09         400,000           414,500
--------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                               505,000           541,613
10.75% Sr. Nts., 8/1/08                               389,000           422,551
                                                                 ---------------
                                                                      9,958,600
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.4%
Abitibi-Consolidated Co. of Canada, 8.375%
Sr. Unsec. Sub. Nts., 4/1/15                        1,200,000         1,098,000
--------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                    600,000           598,500
8.85% Unsec. Bonds, 8/1/30                            500,000           422,500
--------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts.,
6/15/11                                               380,000           381,900
--------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts.,
10/1/13                                               350,000           352,625
--------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                    800,000           748,000
--------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec.
Nts., 11/15/07 1,5,9                                1,700,000         1,062,500
--------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 4,8
[EUR]                                                 307,825           399,121
--------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts.,
2/15/13                                               440,000           403,150
--------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec.
Nts., 3/1/14                                        1,000,000           925,000
--------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper, Inc.:
9.235%, Sr. Sec. Nts., 8/1/14 3,4                     530,000           537,950
11.375% Sr. Sub. Nts., 8/1/16 4                       530,000           528,675
                                                                 ---------------
                                                                      7,457,921
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.5%
Citizens Communications Co., 6.25% Sr. Nts.,
1/15/13 4                                           4,100,000         4,007,750
--------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Nts.,
6/15/16 4                                             430,000           459,025
--------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 3                           1,900,000         1,933,250
8.625% Sr. Nts., 1/15/15 3                            625,000           642,188
--------------------------------------------------------------------------------
Level 3 Financing, Inc., 10.75% Sr. Unsec.
Unsub. Nts., 10/15/11                                 250,000           262,813
--------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS, 8.875% Sr.
Nts., 5/1/16 4                                        455,000           480,594
--------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 4                                495,000           512,325
9% Sr. Unsec. Nts., 8/15/14                         1,300,000         1,348,750
--------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                     900,000           904,500
7.90% Unsec. Nts., 8/15/10                            757,000           781,603
--------------------------------------------------------------------------------
Qwest Communications International, Inc.,
7.25% Sr. Unsec. Sub. Nts., 2/15/11 3                 600,000           603,000
--------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Nts., 10/1/14 4                             880,000           913,000


                      13 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
CONTINUED
8.875% Unsec. Unsub. Nts., 3/15/12 3             $  3,700,000    $    4,056,125
--------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07
1,5,9                                                 400,000                --
--------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr.
Unsec. Unsub. Nts., 2/15/14                         2,650,000         2,802,375
--------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC,
7.75% Sr. Unsec. Sub. Nts., 2/15/15                   445,000           476,150
--------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Nts., 8/1/13 4                             655,000           698,394
8.625% Sr. Nts., 8/1/16 4                           2,555,000         2,746,625
--------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr.
Nts., 4/15/10 1,5,9                                 1,000,000                --
                                                                 ---------------
                                                                     23,628,467
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.1%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                               500,000           535,000
11% Sr. Unsec. Nts., 7/31/10                           57,000            62,558
--------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series
B, 8/1/11                                           2,110,000         2,220,775
--------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                      500,000           515,000
7.50% Sr. Nts., 5/1/12 1                            1,450,000         1,497,125
--------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc.
Nts., 10/1/07 1,5,9                                 1,834,000                --
--------------------------------------------------------------------------------
Centennial Cellular Operating Co.
LLC/Centennial Communications Corp., 10.125%
Sr. Nts., 6/15/13                                   2,200,000         2,348,500
--------------------------------------------------------------------------------
Centennial Communications Corp., 10% Sr.
Unsec. Nts., 1/1/13                                   300,000           305,250
--------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr.
Sec. Nts., 11/1/11                                    470,000           490,563
--------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                              769,000           766,116
9.757% Sr. Unsec. Nts., 10/15/12 3                    290,000           297,250
--------------------------------------------------------------------------------
IWO Holdings, Inc., 9.257% Sr. Sec. Nts.,
1/15/12 3                                             220,000           227,150
--------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts.,
Series D, 8/1/15                                    3,590,000         3,707,677
--------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11        700,000           738,500
--------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                              700,000           700,875
7.50% Sec. Nts., 3/15/15                              900,000           965,250
8% Sr. Sub. Nts., 12/15/12                            600,000           640,500
--------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                        2,757,000         2,788,016
9.875% Sr. Nts., 2/1/10                               600,000           628,500
--------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts.,
3/1/11                                              1,100,000         1,199,000
--------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12          500,000           552,500
                                                                 ---------------
                                                                     21,186,105
--------------------------------------------------------------------------------
UTILITIES--5.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.2%
Edison Mission Energy:
7.50% Sr. Nts., 6/15/13 4                             445,000           451,675
7.75% Sr. Nts., 6/15/16 4                             525,000           534,188
--------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec.
Bonds, Series B, 12/30/11                             812,000           841,580
--------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts.,
5/1/34                                              4,420,000         4,740,450
--------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance
Co. II, Inc., 7.375% Sr. Sec. Nts., Series B,
9/1/10                                                700,000           703,500


                      14 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
MSW Energy Holdings LLC/MSW Energy Finance
Co., Inc., 8.50% Sr. Sec. Nts., 9/1/10           $    400,000    $      414,000
--------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts.,
12/15/14                                              600,000           573,750
--------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                          457,000           476,423
9.50% Sr. Sec. Nts., 7/15/13                        1,825,000         1,902,563
--------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec.
Nts., 8/15/17                                       1,081,000         1,086,861
                                                                 ---------------
                                                                     11,724,990
--------------------------------------------------------------------------------
ENERGY TRADERS--3.2%
AES Corp. (The):
7.75% Sr. Unsec. Unsub. Nts., 3/1/14                  200,000           209,000
8.75% Sr. Sec. Nts., 5/15/13 4                      1,550,000         1,670,125
--------------------------------------------------------------------------------
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19              578,709           619,219
9.20% Sr. Sec. Bonds, Series B, 11/30/29              500,000           555,000
--------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11               1,501,000         1,469,104
8.375% Sr. Unsec. Nts., 5/1/16                        410,000           419,225
8.75% Sr. Nts., 2/15/12                               424,000           441,490
--------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                       4,400,000         4,427,500
8.50% Sr. Unsec. Nts., 10/1/21                        200,000           195,000
9.125% Sr. Unsec. Nts., 5/1/31                      1,200,000         1,227,000
--------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec.
Pass-Through Certificates, Series A, 6/30/12        1,132,726         1,201,398
--------------------------------------------------------------------------------
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16           4,140,000         4,124,475
                                                                 ---------------
                                                                     16,558,536
--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08          400,000           399,677
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                               357,000           369,495
7.75% Sr. Nts., 8/1/10                                400,000           422,000
--------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts.,
11/1/14                                               580,000           573,448
                                                                 ---------------
                                                                      1,364,943
                                                                 ---------------
Total Corporate Bonds and Notes
(Cost $454,382,399)                                                 451,943,573

                                                       SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.8%
--------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable,
Non-Vtg. 1,8,9                                         13,764                --
--------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F
(converts into Dobson Communications Corp.,
Cl. A common stock), Non-Vtg. 4                           885           148,238
--------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum.
Exchangeable, Series B, Non-Vtg. 1,9                    8,000                --
--------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable,
Non-Vtg. 1,8,9                                            342                --
--------------------------------------------------------------------------------
ION Media Networks, Inc.:
9.75% Cv., Series AI 1,8,9                                 --             1,002
14.25% Cum., Non-Vtg. 1,8                                 229         1,911,750
--------------------------------------------------------------------------------


                      15 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A,
Non-Vtg. 1,8                                            1,750    $      350,875
--------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                    22                65
--------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B,
Non-Vtg. 1,8                                              245           298,288
--------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12%
Non-Cum., Series A 1                                   10,000         1,412,500
                                                                 ---------------
Total Preferred Stocks (Cost $4,495,691)                              4,122,718
--------------------------------------------------------------------------------
COMMON STOCKS--1.8%
--------------------------------------------------------------------------------
American Tower Corp. 9                                 19,733           720,255
--------------------------------------------------------------------------------
ATA Holdings Corp. 1,9                                  4,284            64,260
--------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,9                   18,668                --
--------------------------------------------------------------------------------
Charles River Laboratories International,
Inc. 9                                                  8,360           362,908
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                12,000           347,760
--------------------------------------------------------------------------------
Citigroup, Inc.                                           359            17,832
--------------------------------------------------------------------------------
Covad Communications Group, Inc. 9                     20,660            30,783
--------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 9                   43,391           304,605
--------------------------------------------------------------------------------
El Paso Corp.                                          45,000           613,800
--------------------------------------------------------------------------------
Globix Corp. 9                                         11,467            53,322
--------------------------------------------------------------------------------
Gulfstream Holding, Inc. 1,9                               56                --
--------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 9               42,107           246,326
--------------------------------------------------------------------------------
iPCS, Inc. 9                                           10,189           545,621
--------------------------------------------------------------------------------
Kaiser Aluminum Corp. 9                                 5,823           258,192
--------------------------------------------------------------------------------
Leap Wireless International, Inc. 9                     1,913            92,761
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 9                        7,577           195,032
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 9                        7,684           192,561
--------------------------------------------------------------------------------
Loral Space & Communications Ltd. 9                    12,399           326,342
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                               2,078            93,074
--------------------------------------------------------------------------------
Morgan Stanley                                          1,500           109,365
--------------------------------------------------------------------------------
NTL, Inc.                                              69,198         1,759,705
--------------------------------------------------------------------------------
Orbital Sciences Corp. 9                                2,235            41,951
--------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                           11,000           300,850
--------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 9                           24,040           619,030
--------------------------------------------------------------------------------
Prandium, Inc. 1,9                                     62,829               503
--------------------------------------------------------------------------------
Quicksilver Resources, Inc. 9                          15,000           478,500
--------------------------------------------------------------------------------
Smithfield Foods, Inc. 9                               18,000           486,360
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,9                              398             5,214
--------------------------------------------------------------------------------
Teco Energy, Inc.                                      20,000           313,000
--------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,9                                7,500             7,500
--------------------------------------------------------------------------------
United Rentals, Inc. 9                                 36,000           837,000
--------------------------------------------------------------------------------
Verizon Communications, Inc.                              935            34,682
--------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,9                       2,701               108
--------------------------------------------------------------------------------
Western Forest Products, Inc. 9                        85,047           124,784
--------------------------------------------------------------------------------
WRC Media Corp. 1,9                                     1,353                14
--------------------------------------------------------------------------------
XO Holdings, Inc. 9                                     3,538            17,265
                                                                 ---------------
Total Common Stocks (Cost $9,601,290)                                 9,601,265


                      16 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                        UNITS             VALUE
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1,9                   500    $           --
--------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp. 2/28/11 9                   354             2,629
--------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,9                     600                --
--------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07
1,9                                                       750                --
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp.
9/30/08 1,9                                             1,750                --
--------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,9                1,500                --
--------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,9                         750                --
--------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp.
4/13/08 1,9                                               800                --
--------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,9                     1,000                --
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 9             20,000             6,600
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 9            651                --
--------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 9                           7,093             6,384
Series B Wts., Exp. 1/16/10 9                           5,319             3,191
Series C Wts., Exp. 1/16/10 9                           5,319             2,021
                                                                 ---------------
Total Rights, Warrants and Certificates (Cost
$75,141)                                                                 20,825

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
STRUCTURED NOTES--0.4%
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield
Targeted Return Index Securities, Series
2006-1, 7.548%, 5/1/16 1,10
(Cost $2,021,559)                                $  2,000,000         2,034,660
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.6%
--------------------------------------------------------------------------------
Undivided interest of 3.02% in joint
repurchase agreement (Principal Amount/Value
$1,469,294,000, with a maturity value of
$1,469,936,816) with UBS Warburg LLC, 5.25%,
dated 9/29/06, to be repurchased at
$44,347,394 on 10/2/06, collateralized by
Federal National Mortgage Assn., 5%, 2/1/36,
with a value of $1,502,659,342
(Cost $44,328,000)                                 44,328,000        44,328,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $514,904,080)                                      98.8%      512,051,041
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           1.2         6,035,834
                                                 -------------------------------
NET ASSETS                                              100.0%   $  518,086,875
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

EUR      Euro

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2006 was $22,430,887, which represents 4.33% of the Fund's net assets, of which $503 is considered restricted. See accompanying Notes.

2. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,143,012. See accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $60,280,013 or 11.64% of the Fund's net assets as of September 30, 2006.

5. Issue is in default. See accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. When-issued security or forward commitment to be delivered and settled after September 30, 2006. See accompanying Notes.

8. Interest or dividend is paid-in-kind, when applicable.

9. Non-income producing security.

10. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.


                      17 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   515,844,368
Federal tax cost of other investments              (8,739,161)
                                              ----------------
Total federal tax cost                        $   507,105,207
                                              ================

Gross unrealized appreciation                 $    13,360,563
Gross unrealized depreciation                     (17,347,364)
                                              ----------------
Net unrealized depreciation                   $    (3,986,801)
                                              ================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2006, the market value of these securities comprised 0.4% of the Fund's net assets and resulted in unrealized cumulative gains of $13,101.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward


                      18 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

commitment prior to settlement of the original purchase. As of September 30, 2006, the Fund had purchased $2,964,907 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2006, securities with an aggregate market value of $4,178,722, representing 0.81% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK

The Fund enters into financial instrument transactions that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.


                      19 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2006, the Fund had outstanding futures contracts as follows:

                               EXPIRATION   NUMBER OF      VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                 DATE   CONTRACTS   SEPTEMBER 30, 2006   DEPRECIATION
------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Standard & Poor's 500 E-Mini     12/15/06         133   $        8,946,910   $    207,749

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2006, the Fund had entered into the following total return swap agreements:

SWAP                        NOTIONAL                                                           TERMINATION     UNREALIZED
COUNTERPARTY                  AMOUNT              PAID BY THE FUND    RECEIVED BY THE FUND            DATE   APPRECIATION
--------------------------------------------------------------------------------------------------------------------------
                                                                    Total Return of custom
Morgan Stanley & Co.                        Total Return of custom       equity basket, if
International Ltd.        $  103,200   equity basket, if negative.               positive.         9/11/07   $     14,275

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:


                      20 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                      ACQUISITION                   VALUATION AS OF     UNREALIZED
SECURITY                    DATES         COST   SEPTEMBER 30, 2006   DEPRECIATION
-----------------------------------------------------------------------------------
Prandium, Inc.   3/19/99-7/19/02    $  738,000   $              503   $    737,497

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      21 | OPPENHEIMER HIGH INCOME FUND/VA



Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.4%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.0%
ArvinMeritor, Inc. 1                                   11,200    $      159,488
--------------------------------------------------------------------------------
Autoliv, Inc.                                           7,700           424,347
--------------------------------------------------------------------------------
Tenneco, Inc. 2                                         8,200           191,798
                                                                 ---------------
                                                                        775,633
--------------------------------------------------------------------------------
AUTOMOBILES--0.3%
General Motors Corp. 1                                 62,000         2,062,120
--------------------------------------------------------------------------------
Harley-Davidson, Inc. 1                                45,700         2,867,675
--------------------------------------------------------------------------------
Thor Industries, Inc. 1                                 1,600            65,872
                                                                 ---------------
                                                                      4,995,667
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
ITT Educational Services, Inc. 2                        8,300           550,290
--------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc. 1                      5,400           162,054
--------------------------------------------------------------------------------
Sotheby's 1                                             6,800           219,232
                                                                 ---------------
                                                                        931,576
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.6%
Choice Hotels International, Inc. 1                     1,300            53,170
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                               11,800           501,146
--------------------------------------------------------------------------------
Domino's Pizza, Inc. 1                                  2,500            64,125
--------------------------------------------------------------------------------
International Game Technology                         148,800         6,175,200
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1,2                               4,600           240,028
--------------------------------------------------------------------------------
Las Vegas Sands Corp. 2                                17,800         1,216,630
--------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                    45,600         1,761,984
--------------------------------------------------------------------------------
McDonald's Corp.                                      119,200         4,663,104
--------------------------------------------------------------------------------
MGM Mirage, Inc. 1,2                                   35,500         1,401,895
--------------------------------------------------------------------------------
Starbucks Corp. 2                                      36,400         1,239,420
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.              77,000         4,403,630
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                  5,100           204,102
--------------------------------------------------------------------------------
WMS Industries, Inc. 1,2                                3,400            99,314
--------------------------------------------------------------------------------
Wyndham Worldwide Corp. 2                              12,740           356,338
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                     161,100         8,385,255
                                                                 ---------------
                                                                     30,765,341
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.0%
Ethan Allen Interiors, Inc. 1                           5,300           183,698
--------------------------------------------------------------------------------
Furniture Brands International, Inc. 1                 10,000           190,400
--------------------------------------------------------------------------------
Leggett & Platt, Inc. 1                                11,000           275,330
--------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1,2                   11,100           190,587
                                                                 ---------------
                                                                        840,015
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
Liberty Media Holding Corp.-Interactive,
Series A 2                                            146,600         2,987,708
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Mattel, Inc.                                           19,600           386,120
--------------------------------------------------------------------------------
MEDIA--3.4%
CBS Corp., Cl. B                                       86,200         2,428,254


                       1 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
MEDIA CONTINUED
--------------------------------------------------------------------------------
Clear Channel Communications, Inc. 1                  289,000    $    8,337,650
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 2                                112,200         4,134,570
--------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 2                           182,500         3,591,600
--------------------------------------------------------------------------------
Gannett Co., Inc.                                     140,300         7,973,249
--------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital,
Series A 1,2                                           34,100         2,849,737
--------------------------------------------------------------------------------
Live Nation 1,2                                         2,600            53,092
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                          136,200         7,903,686
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                               222,000         4,362,300
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                    70,800         6,626,880
--------------------------------------------------------------------------------
Time Warner, Inc. 1                                   482,200         8,790,506
--------------------------------------------------------------------------------
Tribune Co. 1                                          14,500           474,440
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 2                                  81,073         3,014,294
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                 144,500         4,466,495
                                                                 ---------------
                                                                     65,006,753
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Big Lots, Inc. 1,2                                     25,300           501,193
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A 1                               22,000           720,060
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1,2                           31,400           972,144
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                             26,600           777,784
--------------------------------------------------------------------------------
Federated Department Stores, Inc.                      41,200         1,780,252
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.) 1                 127,600         8,726,564
--------------------------------------------------------------------------------
Kohl's Corp. 2                                         29,000         1,882,680
--------------------------------------------------------------------------------
Nordstrom, Inc.                                       194,000         8,206,200
--------------------------------------------------------------------------------
Sears Holdings Corp. 2                                 11,900         1,881,271
                                                                 ---------------
                                                                     25,448,148
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.4%
American Eagle Outfitters, Inc. 1                      10,500           460,215
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1,2                             12,300           514,878
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                   20,900           792,946
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                     34,700         1,858,532
--------------------------------------------------------------------------------
Charming Shoppes, Inc. 1,2                             19,800           282,744
--------------------------------------------------------------------------------
Christopher & Banks Corp. 1                             7,100           209,308
--------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group           34,000           853,740
--------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                             10,300           224,746
--------------------------------------------------------------------------------
Gap, Inc. (The)                                       305,600         5,791,120
--------------------------------------------------------------------------------
Group 1 Automotive, Inc. 1                              4,200           209,580
--------------------------------------------------------------------------------
Guess?, Inc. 1,2                                        8,600           417,358
--------------------------------------------------------------------------------
Gymboree Corp. 1,2                                      6,200           261,516
--------------------------------------------------------------------------------
Home Depot, Inc.                                      273,900         9,934,353
--------------------------------------------------------------------------------
Limited Brands, Inc.                                  157,200         4,164,228
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                     192,400         5,398,744
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                          16,700           621,407
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                  19,600           853,384
--------------------------------------------------------------------------------
Office Depot, Inc. 2                                  203,600         8,082,920
--------------------------------------------------------------------------------
OfficeMax, Inc.                                        10,900           444,066


                       2 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
--------------------------------------------------------------------------------
Pantry, Inc. (The) 1,2                                  3,400    $      191,658
--------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1,2                            7,900           196,710
--------------------------------------------------------------------------------
RadioShack Corp. 1                                      5,700           110,010
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1,2                                12,000           351,480
--------------------------------------------------------------------------------
Staples, Inc.                                          33,800           822,354
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                  136,700         3,831,701
--------------------------------------------------------------------------------
Tween Brands, Inc. 1,2                                  5,800           218,080
                                                                 ---------------
                                                                     47,097,778
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Brown Shoe Co., Inc.                                    5,200           186,368
--------------------------------------------------------------------------------
Columbia Sportswear Co. 1,2                             3,700           206,571
--------------------------------------------------------------------------------
Liz Claiborne, Inc. 1                                  15,500           612,405
--------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                               8,000           334,160
--------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1,2                        8,200           192,782
--------------------------------------------------------------------------------
Wolverine World Wide, Inc.                              4,900           138,719
                                                                 ---------------
                                                                      1,671,005
--------------------------------------------------------------------------------
CONSUMER STAPLES--7.4%
--------------------------------------------------------------------------------
BEVERAGES--1.5%
Coca-Cola Co. (The)                                   261,000        11,661,480
--------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                            10,900           227,047
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                       48,200         1,711,100
--------------------------------------------------------------------------------
PepsiCo, Inc.                                         248,550        16,220,373
                                                                 ---------------
                                                                     29,820,000
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Costco Wholesale Corp.                                 87,400         4,342,032
--------------------------------------------------------------------------------
Kroger Co. (The)                                       32,900           761,306
--------------------------------------------------------------------------------
Longs Drug Stores, Inc. 1                               4,000           184,040
--------------------------------------------------------------------------------
Safeway, Inc.                                         221,100         6,710,385
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                 257,300        12,690,036
--------------------------------------------------------------------------------
Walgreen Co.                                            5,600           248,584
                                                                 ---------------
                                                                     24,936,383
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Campbell Soup Co. 1                                   143,300         5,230,450
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                   325,700         7,973,136
--------------------------------------------------------------------------------
Dean Foods Co. 2                                       11,400           479,028
--------------------------------------------------------------------------------
Del Monte Foods Co.                                    23,400           244,530
--------------------------------------------------------------------------------
Flowers Foods, Inc. 1                                   2,000            53,760
--------------------------------------------------------------------------------
General Mills, Inc.                                    75,700         4,284,620
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                      101,300         4,247,509
--------------------------------------------------------------------------------
Kellogg Co.                                            22,400         1,109,248
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A 1                             30,000         1,069,800
                                                                 ---------------
                                                                     24,692,081
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.6%
Colgate-Palmolive Co.                                 136,900         8,501,490
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                            351,115        21,762,108
                                                                 ---------------
                                                                     30,263,598


                       3 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
NBTY, Inc. 2                                            6,600    $      193,182
--------------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                                    356,200        27,267,110
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                             17,600           974,864
--------------------------------------------------------------------------------
Reynolds American, Inc. 1                              66,900         4,145,793
                                                                 ---------------
                                                                     32,387,767
--------------------------------------------------------------------------------
ENERGY--10.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Grey Wolf, Inc. 1,2                                    26,300           175,684
--------------------------------------------------------------------------------
Nabors Industries Ltd. 2                               21,000           624,750
--------------------------------------------------------------------------------
NS Group, Inc. 1,2                                      7,800           503,490
--------------------------------------------------------------------------------
Schlumberger Ltd.                                     120,800         7,493,224
--------------------------------------------------------------------------------
Tidewater, Inc. 1                                       7,000           309,330
--------------------------------------------------------------------------------
Veritas DGC, Inc. 2                                     9,000           592,380
--------------------------------------------------------------------------------
W-H Energy Services, Inc. 1,2                           3,600           149,292
--------------------------------------------------------------------------------
Weatherford International Ltd. 2                       53,500         2,232,020
                                                                 ---------------
                                                                     12,080,170
--------------------------------------------------------------------------------
OIL & GAS--9.9%
Anadarko Petroleum Corp.                              114,400         5,014,152
--------------------------------------------------------------------------------
Apache Corp.                                           57,100         3,608,720
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                        41,400         1,886,751
--------------------------------------------------------------------------------
Chesapeake Energy Corp. 1                             203,400         5,894,532
--------------------------------------------------------------------------------
Chevron Corp.                                         419,126        27,184,512
--------------------------------------------------------------------------------
Cimarex Energy Co. 1                                   15,300           538,407
--------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                           10,400           282,360
--------------------------------------------------------------------------------
ConocoPhillips                                        304,183        18,108,014
--------------------------------------------------------------------------------
Devon Energy Corp.                                    128,300         8,102,145
--------------------------------------------------------------------------------
EOG Resources, Inc.                                    74,100         4,820,205
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                     975,816        65,477,254
--------------------------------------------------------------------------------
Frontier Oil Corp. 1                                   21,300           566,154
--------------------------------------------------------------------------------
General Maritime Corp. 1                                5,100           186,558
--------------------------------------------------------------------------------
Hess Corp. 1                                          131,900         5,463,298
--------------------------------------------------------------------------------
Holly Corp.                                             6,900           298,977
--------------------------------------------------------------------------------
Marathon Oil Corp.                                    141,100        10,850,590
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                            231,452        11,135,156
--------------------------------------------------------------------------------
OMI Corp. 1                                             9,900           214,929
--------------------------------------------------------------------------------
Overseas Shipholding Group, Inc. 1                      6,200           382,974
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 2                     104,700         2,518,795
--------------------------------------------------------------------------------
Pogo Producing Co. 1                                    7,700           315,315
--------------------------------------------------------------------------------
St. Mary Land & Exploration Co. 1                       7,400           271,654
--------------------------------------------------------------------------------
Sunoco, Inc.                                           20,800         1,293,552
--------------------------------------------------------------------------------
Tesoro Corp.                                           13,400           776,932
--------------------------------------------------------------------------------
Valero Energy Corp.                                   134,710         6,933,524
--------------------------------------------------------------------------------
W&T Offshore, Inc. 1                                    2,500            73,025


                       4 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
OIL & GAS CONTINUED
XTO Energy, Inc.                                      172,400    $    7,263,212
                                                                 ---------------
                                                                    189,461,697
--------------------------------------------------------------------------------
FINANCIALS--23.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.8%
Ameriprise Financial, Inc.                             57,500         2,696,750
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The) 1                        65,300         9,148,530
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                       107,800        18,236,526
--------------------------------------------------------------------------------
Greenhill & Co., Inc. 1                                 4,100           274,782
--------------------------------------------------------------------------------
Janus Capital Group, Inc.                              20,800           410,176
--------------------------------------------------------------------------------
Jefferies Group, Inc. 1                                21,000           598,500
--------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 2                    15,800           287,560
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                        182,000        13,442,520
--------------------------------------------------------------------------------
Mellon Financial Corp.                                195,300         7,636,230
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                             251,100        19,641,042
--------------------------------------------------------------------------------
Morgan Stanley                                        265,500        19,357,605
--------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1,2                            3,400           206,108
--------------------------------------------------------------------------------
Raymond James Financial, Inc. 1                         4,600           134,504
                                                                 ---------------
                                                                     92,070,833
--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.9%
BB&T Corp.                                             75,100         3,287,878
--------------------------------------------------------------------------------
Comerica, Inc.                                         23,600         1,343,312
--------------------------------------------------------------------------------
Huntington Bancshares, Inc.                            25,800           617,394
--------------------------------------------------------------------------------
KeyCorp                                               110,900         4,152,096
--------------------------------------------------------------------------------
M&T Bank Corp. 1                                       44,500         5,338,220
--------------------------------------------------------------------------------
National City Corp.                                   183,200         6,705,120
--------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                         9,600           274,944
--------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                     53,900         3,904,516
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                  104,200         8,052,576
--------------------------------------------------------------------------------
TCF Financial Corp.                                    14,200           373,318
--------------------------------------------------------------------------------
TD Banknorth, Inc.                                      2,800            80,864
--------------------------------------------------------------------------------
U.S. Bancorp                                          540,670        17,961,057
--------------------------------------------------------------------------------
Wachovia Corp.                                        334,500        18,665,100
--------------------------------------------------------------------------------
Wells Fargo & Co.                                     638,400        23,097,312
                                                                 ---------------
                                                                     93,853,707
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
American Express Co.                                   63,400         3,555,472
--------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                  46,200         1,154,538
--------------------------------------------------------------------------------
Capital One Financial Corp.                            21,000         1,651,860
                                                                 ---------------
                                                                      6,361,870
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.8%
Bank of America Corp.                                 867,909        46,493,885
--------------------------------------------------------------------------------
CIT Group, Inc.                                        73,500         3,574,305
--------------------------------------------------------------------------------
Citigroup, Inc.                                       917,988        45,596,464
--------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl.
A 1                                                     4,900           229,761
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                  724,044        34,001,106
                                                                 ---------------
                                                                    129,895,521


                       5 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INSURANCE--5.3%
ACE Ltd.                                              121,700    $    6,660,641
--------------------------------------------------------------------------------
AFLAC, Inc.                                             3,200           146,432
--------------------------------------------------------------------------------
Allstate Corp.                                        246,400        15,456,672
--------------------------------------------------------------------------------
American International Group, Inc.                    215,240        14,261,802
--------------------------------------------------------------------------------
AmerUs Group Co. 1                                     12,800           870,528
--------------------------------------------------------------------------------
Aon Corp.                                              56,800         1,923,816
--------------------------------------------------------------------------------
Assurant, Inc.                                         15,400           822,514
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                   12,300           435,297
--------------------------------------------------------------------------------
Chubb Corp.                                           133,500         6,936,660
--------------------------------------------------------------------------------
Cincinnati Financial Corp. 1                           11,300           543,078
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                        23,700           829,737
--------------------------------------------------------------------------------
Hanover Insurance Group, Inc. 1                        10,700           477,541
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)          97,900         8,492,825
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 1                     6,600           434,214
--------------------------------------------------------------------------------
Lincoln National Corp.                                115,659         7,180,111
--------------------------------------------------------------------------------
Loews Corp.                                            62,800         2,380,120
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                            14,300           402,545
--------------------------------------------------------------------------------
MBIA, Inc. 1                                           13,300           817,152
--------------------------------------------------------------------------------
MetLife, Inc.                                          17,000           963,560
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A              2,400           115,440
--------------------------------------------------------------------------------
Old Republic International Corp. 1                     19,500           431,925
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                 164,700         8,939,916
--------------------------------------------------------------------------------
Progressive Corp.                                      20,800           510,432
--------------------------------------------------------------------------------
Prudential Financial, Inc.                            136,900        10,438,625
--------------------------------------------------------------------------------
Safeco Corp.                                            7,900           465,547
--------------------------------------------------------------------------------
Safety Insurance Group, Inc.                            4,500           218,970
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                   247,500        11,605,275
                                                                 ---------------
                                                                    102,761,375
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
CB Richard Ellis Group, Inc., Cl. A 1,2                24,500           602,700
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                7,800           666,744
--------------------------------------------------------------------------------
Realogy Corp. 2                                        15,925           361,179
--------------------------------------------------------------------------------
Trammell Crow Co. 1,2                                   3,800           138,738
                                                                  --------------
                                                                      1,769,361
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.0%
Astoria Financial Corp. 1                              28,650           882,993
--------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A 1                     7,200           187,704
--------------------------------------------------------------------------------
Countrywide Financial Corp.                            78,300         2,743,632
--------------------------------------------------------------------------------
Fannie Mae                                             19,500         1,090,245
--------------------------------------------------------------------------------
Freddie Mac                                            39,200         2,600,136
--------------------------------------------------------------------------------
Golden West Financial Corp.                            27,300         2,108,925
--------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                              42,000           556,500
--------------------------------------------------------------------------------
New York Community Bancorp, Inc. 1                     11,800           193,284
--------------------------------------------------------------------------------
PMI Group, Inc. (The) 1                                14,900           652,769
--------------------------------------------------------------------------------
Radian Group, Inc. 1                                   17,400         1,044,000
--------------------------------------------------------------------------------
Washington Mutual, Inc.                               167,329         7,273,792


                       6 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE CONTINUED
Webster Financial Corp. 1                                 300    $       14,133
                                                                 ---------------
                                                                     19,348,113
--------------------------------------------------------------------------------
HEALTH CARE--11.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.4%
Amgen, Inc. 1,2                                       102,400         7,324,672
--------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                 37,500         1,241,625
                                                                 ---------------
                                                                      8,566,297
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Becton, Dickinson & Co.                               113,200         7,999,844
--------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1,2                          6,700           312,153
--------------------------------------------------------------------------------
Medtronic, Inc. 1                                     216,000        10,031,040
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. 2                                23,200         1,566,000
                                                                 ---------------
                                                                     19,909,037
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.6%
Aetna, Inc.                                            35,100         1,388,205
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                53,800         2,431,760
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                 139,300         9,157,582
--------------------------------------------------------------------------------
Caremark Rx, Inc.                                     188,100        10,659,627
--------------------------------------------------------------------------------
CIGNA Corp.                                            20,600         2,396,192
--------------------------------------------------------------------------------
Express Scripts, Inc. 2                                20,900         1,577,741
--------------------------------------------------------------------------------
HCA, Inc.                                             133,000         6,635,370
--------------------------------------------------------------------------------
Healthways, Inc. 2                                        300            13,380
--------------------------------------------------------------------------------
Humana, Inc. 2                                         26,700         1,764,603
--------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1,2                            3,600           107,028
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 2                 14,800           970,436
--------------------------------------------------------------------------------
Magellan Health Services, Inc. 1,2                      1,000            42,600
--------------------------------------------------------------------------------
Manor Care, Inc. 1                                     11,300           590,764
--------------------------------------------------------------------------------
McKesson Corp.                                        175,500         9,252,360
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1,2                       7,100           323,760
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                60,800         3,718,528
--------------------------------------------------------------------------------
Sierra Health Services, Inc. 2                         20,700           783,288
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                              395,048        19,436,362
--------------------------------------------------------------------------------
WellPoint, Inc. 2                                     214,112        16,497,330
                                                                 ---------------
                                                                     87,746,916
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.0%
Emdeon Corp. 1,2                                       28,800           337,248
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.8%
Abbott Laboratories                                   219,200        10,644,352
--------------------------------------------------------------------------------
Alpharma, Inc., Cl. A 1                                 9,700           226,883
--------------------------------------------------------------------------------
Andrx Corp. 2                                          10,900           266,287
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                              237,700         5,923,484
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1,2                 3,600           117,180
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 2                            58,800         2,975,868
--------------------------------------------------------------------------------
Johnson & Johnson                                     499,806        32,457,402
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 2                           58,400           994,552


                       7 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
--------------------------------------------------------------------------------
Merck & Co., Inc.                                     529,400    $   22,181,860
--------------------------------------------------------------------------------
Pfizer, Inc.                                        1,114,700        31,612,892
--------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                                 2,600            48,984
--------------------------------------------------------------------------------
Wyeth                                                  62,700         3,187,668
                                                                 ---------------
                                                                    110,637,412
--------------------------------------------------------------------------------
INDUSTRIALS--12.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.7%
Alliant Techsystems, Inc. 1,2                           9,800           794,388
--------------------------------------------------------------------------------
Boeing Co.                                            167,600        13,215,260
--------------------------------------------------------------------------------
General Dynamics Corp.                                153,600        11,008,512
--------------------------------------------------------------------------------
Honeywell International, Inc.                         166,000         6,789,400
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                 155,200        13,356,512
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                160,700        10,938,849
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                              6,800           127,636
--------------------------------------------------------------------------------
Raytheon Co.                                          225,100        10,807,051
--------------------------------------------------------------------------------
United Technologies Corp.                              80,800         5,118,680
                                                                 ---------------
                                                                     72,156,288
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
FedEx Corp.                                            54,000         5,868,720
--------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                     54,700         3,935,118
                                                                 ---------------
                                                                      9,803,838
--------------------------------------------------------------------------------
AIRLINES--0.3%
AMR Corp. 1,2                                          17,100           395,694
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                  21,600           611,496
--------------------------------------------------------------------------------
Southwest Airlines Co.                                245,100         4,083,366
--------------------------------------------------------------------------------
US Airways Group, Inc. 2                                9,900           438,867
                                                                 ---------------
                                                                      5,529,423
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
Masco Corp. 1                                         278,700         7,641,954
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Administaff, Inc. 1                                     6,100           205,570
--------------------------------------------------------------------------------
Harland (John H.) Co. 1                                 4,100           149,445
--------------------------------------------------------------------------------
Ikon Office Solutions, Inc. 1                           7,200            96,768
--------------------------------------------------------------------------------
Manpower, Inc. 1                                       16,200           992,574
--------------------------------------------------------------------------------
Republic Services, Inc.                                18,100           727,801
--------------------------------------------------------------------------------
Robert Half International, Inc.                        19,200           652,224
--------------------------------------------------------------------------------
Waste Management, Inc.                                165,600         6,074,208
                                                                 ---------------
                                                                      8,898,590
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
EMCOR Group, Inc. 1,2                                   4,100           224,844
--------------------------------------------------------------------------------
Granite Construction, Inc. 1                           11,700           624,195
--------------------------------------------------------------------------------
Quanta Services, Inc. 1,2                              24,800           418,128
                                                                 ---------------
                                                                      1,267,167
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Acuity Brands, Inc. 1                                  11,200           508,480


                       8 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
--------------------------------------------------------------------------------
Belden CDT, Inc. 1                                      6,000    $      229,380
--------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                           6,400           545,408
--------------------------------------------------------------------------------
Emerson Electric Co.                                   91,100         7,639,646
--------------------------------------------------------------------------------
General Cable Corp. 1,2                                 7,500           286,575
--------------------------------------------------------------------------------
Hubbell, Inc., Cl. B 1                                  4,700           225,130
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                              41,800         2,428,580
--------------------------------------------------------------------------------
Smith (A.O.) Corp. 1                                    4,100           161,663
                                                                 ---------------
                                                                     12,024,862
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.6%
3M Co.                                                157,100        11,691,382
--------------------------------------------------------------------------------
General Electric Co.                                1,398,100        49,352,930
--------------------------------------------------------------------------------
Textron, Inc.                                          37,900         3,316,250
--------------------------------------------------------------------------------
Tyco International Ltd.                               146,100         4,089,339
                                                                 ---------------
                                                                     68,449,901
--------------------------------------------------------------------------------
MACHINERY--2.0%
AGCO Corp. 1,2                                         11,300           286,455
--------------------------------------------------------------------------------
Caterpillar, Inc.                                     114,000         7,501,200
--------------------------------------------------------------------------------
Crane Co.                                               3,900           163,020
--------------------------------------------------------------------------------
Cummins, Inc. 1                                         4,100           488,843
--------------------------------------------------------------------------------
Danaher Corp. 1                                       110,200         7,567,434
--------------------------------------------------------------------------------
Deere & Co.                                            25,200         2,114,532
--------------------------------------------------------------------------------
Eaton Corp.                                            98,300         6,767,955
--------------------------------------------------------------------------------
Flowserve Corp. 1,2                                     4,700           237,773
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                             212,600         9,545,740
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                            600            22,788
--------------------------------------------------------------------------------
Kaydon Corp. 1                                          5,300           196,206
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The) 1                             6,500           291,135
--------------------------------------------------------------------------------
Paccar, Inc. 1                                         27,100         1,545,242
--------------------------------------------------------------------------------
SPX Corp.                                              19,500         1,042,080
--------------------------------------------------------------------------------
Toro Co. (The) 1                                       10,000           421,700
--------------------------------------------------------------------------------
Trinity Industries, Inc. 1                              8,600           276,662
--------------------------------------------------------------------------------
Valmont Industries, Inc. 1                              2,100           109,725
--------------------------------------------------------------------------------
Wabtec Corp. 1                                          9,600           260,448
                                                                 ---------------
                                                                     38,838,938
--------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Arkansas Best Corp. 1                                   4,900           210,847
--------------------------------------------------------------------------------
Avis Budget Group, Inc.                                 6,370           116,507
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                        700            51,408
--------------------------------------------------------------------------------
CSX Corp.                                             204,700         6,720,301
--------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1,2               2,200            98,054
--------------------------------------------------------------------------------
Laidlaw International, Inc.                            12,100           330,693
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                 26,000         1,145,300
--------------------------------------------------------------------------------
Ryder Systems, Inc. 1                                  10,300           532,304
--------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1,2                     10,200           241,944
                                                                 ---------------
                                                                      9,447,358


                       9 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Applied Industrial Technologies, Inc. 1                 8,650    $      211,060
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--17.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.3%
Cisco Systems, Inc. 2                                 955,700        21,981,100
--------------------------------------------------------------------------------
CommScope, Inc. 1,2                                    12,900           423,894
--------------------------------------------------------------------------------
InterDigital Communications Corp. 1,2                   5,100           173,910
--------------------------------------------------------------------------------
Lucent Technologies, Inc. 2                           524,100         1,226,394
--------------------------------------------------------------------------------
Motorola, Inc.                                        579,800        14,495,000
--------------------------------------------------------------------------------
Polycom, Inc. 1,2                                      26,800           657,404
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        135,000         4,907,250
                                                                 ---------------
                                                                     43,864,952
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.3%
Apple Computer, Inc. 1,2                               64,500         4,968,435
--------------------------------------------------------------------------------
Dell, Inc. 1,2                                        770,100        17,589,084
--------------------------------------------------------------------------------
EMC Corp. 2                                           716,400         8,582,472
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                   572,500        21,005,025
--------------------------------------------------------------------------------
International Business Machines Corp.                 346,900        28,424,986
--------------------------------------------------------------------------------
NCR Corp. 2                                             6,800           268,464
--------------------------------------------------------------------------------
Western Digital Corp. 1,2                              91,300         1,652,530
                                                                 ---------------
                                                                     82,490,996
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent Technologies, Inc. 1,2                        206,100         6,737,409
--------------------------------------------------------------------------------
Brightpoint, Inc.                                      13,000           184,860
--------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 2                    2,000           132,300
--------------------------------------------------------------------------------
Plexus Corp. 2                                         11,200           215,040
--------------------------------------------------------------------------------
Solectron Corp. 2                                     171,800           560,068
--------------------------------------------------------------------------------
Tech Data Corp. 1,2                                    12,500           456,625
                                                                 ---------------
                                                                      8,286,302
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.2%
Digital Insight Corp. 1,2                               2,000            58,640
--------------------------------------------------------------------------------
EarthLink, Inc. 1,2                                    32,400           235,548
--------------------------------------------------------------------------------
Google, Inc., Cl. A 2                                  54,200        21,782,980
--------------------------------------------------------------------------------
RealNetworks, Inc. 1,2                                 18,700           198,407
--------------------------------------------------------------------------------
United Online, Inc. 1                                  30,500           371,490
--------------------------------------------------------------------------------
VeriSign, Inc. 1,2                                     21,600           436,320
                                                                 ---------------
                                                                     23,083,385
--------------------------------------------------------------------------------
IT SERVICES--1.0%
Affiliated Computer Services, Inc., Cl. A 2             9,100           471,926
--------------------------------------------------------------------------------
Ceridian Corp. 2                                       15,500           346,580
--------------------------------------------------------------------------------
Computer Sciences Corp. 2                              79,600         3,909,952
--------------------------------------------------------------------------------
Convergys Corp. 2                                      24,200           499,730
--------------------------------------------------------------------------------
CSG Systems International, Inc. 1,2                     6,900           182,367
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                          14,200           348,184
--------------------------------------------------------------------------------
First Data Corp.                                      271,100        11,386,200


                      10 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
IT SERVICES CONTINUED
--------------------------------------------------------------------------------
Fiserv, Inc. 2                                         25,900    $    1,219,631
--------------------------------------------------------------------------------
MoneyGram International, Inc. 1                         9,500           276,070
--------------------------------------------------------------------------------
MPS Group, Inc. 1,2                                    14,100           213,051
--------------------------------------------------------------------------------
Paychex, Inc.                                           6,600           243,210
                                                                 ---------------
                                                                     19,096,901
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Xerox Corp. 2                                         461,600         7,182,496
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.8%
Analog Devices, Inc. 1                                119,800         3,520,922
--------------------------------------------------------------------------------
Applied Materials, Inc. 1                             382,100         6,774,633
--------------------------------------------------------------------------------
Atmel Corp. 1,2                                        54,800           330,992
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                        10,700           469,837
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 2                266,843        10,142,702
--------------------------------------------------------------------------------
Intel Corp.                                         1,106,700        22,764,819
--------------------------------------------------------------------------------
Intersil Corp., Cl. A 1                                 9,000           220,950
--------------------------------------------------------------------------------
Lam Research Corp. 2                                   26,200         1,187,646
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1,2                    18,000           659,340
--------------------------------------------------------------------------------
Micron Technology, Inc. 1,2                           434,200         7,555,080
--------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                      20,800           296,816
--------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                             37,900           222,852
--------------------------------------------------------------------------------
Texas Instruments, Inc.                               550,800        18,314,100
--------------------------------------------------------------------------------
Zoran Corp. 2                                          12,200           196,176
                                                                 ---------------
                                                                     72,656,865
--------------------------------------------------------------------------------
SOFTWARE--3.9%
BEA Systems, Inc. 2                                    94,000         1,428,800
--------------------------------------------------------------------------------
BMC Software, Inc. 2                                   37,300         1,015,306
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 2                         12,700           215,392
--------------------------------------------------------------------------------
Fair Isaac Corp. 1                                     18,500           676,545
--------------------------------------------------------------------------------
Intuit, Inc. 2                                        204,800         6,572,032
--------------------------------------------------------------------------------
Mentor Graphics Corp. 1,2                               7,100            99,968
--------------------------------------------------------------------------------
Microsoft Corp.                                     1,468,100        40,123,173
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                          1,700           173,111
--------------------------------------------------------------------------------
Oracle Corp. 2                                      1,174,800        20,840,952
--------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                          5,100           201,501
--------------------------------------------------------------------------------
Sybase, Inc. 2                                          6,100           147,864
--------------------------------------------------------------------------------
Symantec Corp. 2                                      162,300         3,453,744
--------------------------------------------------------------------------------
Synopsys, Inc. 2                                       35,200           694,144
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1,2                               55,400           497,492
                                                                 ---------------
                                                                     76,140,024
--------------------------------------------------------------------------------
MATERIALS--2.8%
--------------------------------------------------------------------------------
CHEMICALS--1.1%
Air Products & Chemicals, Inc.                        104,300         6,922,391
--------------------------------------------------------------------------------
Dow Chemical Co. (The)                                 88,300         3,441,934
--------------------------------------------------------------------------------
Ecolab, Inc. 1                                         22,400           959,168


                      11 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
CHEMICALS CONTINUED
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                       9,000    $      210,960
--------------------------------------------------------------------------------
Hercules, Inc. 2                                       12,400           195,548
--------------------------------------------------------------------------------
NewMarket Corp. 1                                       3,600           209,376
--------------------------------------------------------------------------------
OM Group, Inc. 1,2                                      5,900           259,246
--------------------------------------------------------------------------------
PPG Industries, Inc. 1                                 83,000         5,567,640
--------------------------------------------------------------------------------
Rohm & Haas Co. 1                                      83,900         3,972,665
--------------------------------------------------------------------------------
Tronox, Inc., Cl. B 1                                   9,919           126,666
                                                                 ---------------
                                                                     21,865,594
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Packaging Corp. of America                              6,700           155,440
--------------------------------------------------------------------------------
Pactiv Corp. 1,2                                       26,800           761,656
--------------------------------------------------------------------------------
Temple-Inland, Inc. 1                                  10,600           425,060
                                                                 ---------------
                                                                      1,342,156
--------------------------------------------------------------------------------
METALS & MINING--1.6%
AK Steel Holding Corp. 1,2                             36,000           437,040
--------------------------------------------------------------------------------
Carpenter Technology Corp. 1                            8,800           946,088
--------------------------------------------------------------------------------
Chaparral Steel Co. 1,2                                 6,100           207,766
--------------------------------------------------------------------------------
Commercial Metals Co.                                  13,300           270,389
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B 1         137,100         7,301,946
--------------------------------------------------------------------------------
Nucor Corp. 1                                         173,400         8,581,566
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                     77,400         6,555,780
--------------------------------------------------------------------------------
Quanex Corp. 1                                          8,750           265,563
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                          14,500           466,030
--------------------------------------------------------------------------------
Ryerson, Inc. 1                                         2,500            54,725
--------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 1                      5,700           179,778
--------------------------------------------------------------------------------
Southern Copper Corp. 1                                44,500         4,116,250
--------------------------------------------------------------------------------
Steel Dynamics, Inc. 1                                  9,600           484,320
--------------------------------------------------------------------------------
United States Steel Corp. 1                            12,200           703,696
--------------------------------------------------------------------------------
Worthington Industries, Inc. 1                         21,800           371,908
                                                                 ---------------
                                                                     30,942,845
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.6%
AT&T, Inc.                                            374,878        12,206,028
--------------------------------------------------------------------------------
BellSouth Corp.                                       254,100        10,862,775
--------------------------------------------------------------------------------
CenturyTel, Inc.                                       23,900           948,113
--------------------------------------------------------------------------------
Citizens Communications Co. 1                          54,000           758,160
--------------------------------------------------------------------------------
Embarq Corp.                                           15,796           764,053
--------------------------------------------------------------------------------
Qwest Communications International, Inc. 1,2        1,155,300        10,074,216
--------------------------------------------------------------------------------
Verizon Communications, Inc.                          421,456        15,648,661
                                                                 ---------------
                                                                     51,262,006
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Alltel Corp.                                           15,900           882,450
--------------------------------------------------------------------------------
Leap Wireless International, Inc. 1,2                   2,600           126,074


                      12 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Sprint Nextel Corp.                                   800,223    $   13,723,824
                                                                 ---------------
                                                                     14,732,348
--------------------------------------------------------------------------------
UTILITIES--1.2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
American Electric Power Co., Inc.                     212,800         7,739,536
--------------------------------------------------------------------------------
Edison International, Inc.                             27,800         1,157,592
--------------------------------------------------------------------------------
Progress Energy, Inc.                                   7,300           331,274
--------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value
Obligation 2,3                                         32,000             9,920
                                                                 ---------------
                                                                      9,238,322
--------------------------------------------------------------------------------
ENERGY TRADERS--0.0%
AES Corp. (The) 2                                      15,100           307,889
--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
ONEOK, Inc. 1                                          20,800           786,032
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.7%
Alliant Energy Corp. 1                                 11,800           421,614
--------------------------------------------------------------------------------
Avista Corp. 1                                          4,400           104,192
--------------------------------------------------------------------------------
Duke Energy Corp.                                     193,200         5,834,640
--------------------------------------------------------------------------------
PG&E Corp.                                            169,500         7,059,673
                                                                 ---------------
                                                                     13,420,119
                                                                 ---------------
Total Common Stocks (Cost $1,580,529,912)                         1,908,966,923
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization
Preferred Shares 2 (Cost $0)                            6,000                18

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 2                 31,900             3,573
--------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 2         4,837               919
                                                                 ---------------
Total Rights, Warrants and Certificates
(Cost $0)                                                                 4,492

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.0%
--------------------------------------------------------------------------------
Undivided interest of 1.26% in joint
repurchase agreement (Principal Amount/Value
$1,469,294,000, with a maturity value of
$1,469,936,816) with UBS Warburg LLC, 5.25%,
dated 9/29/06, to be repurchased at
$18,450,068 on 10/2/06, collateralized by
Federal National Mortgage Assn., 5%, 2/1/36,
with a value of $1,502,659,342
(Cost $18,442,000)                              $  18,442,000        18,442,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED) (COST $1,598,971,912)                     1,927,413,433
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--8.0% 4
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.4%
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-HE1, Cl. A1, 5.39%, 10/25/06            2,150,802         2,150,802
--------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates,
Series 2005-17, Cl. 4AV1, 5.44%, 10/25/06           1,106,512         1,106,512
--------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates,
Series 2006-2, Cl. 2A1, 5.40%, 10/25/06             2,233,920         2,233,920
--------------------------------------------------------------------------------
GSAA Home Equity Trust, Series 2005-15, Cl.
2A1, 5.42%, 10/25/06                                1,461,119         1,461,119


                      13 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
Money Market Trust, Series A-2,
5.405%, 10/16/06                                $   1,000,000    $    1,000,000
                                                                 ---------------
                                                                      7,952,353
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.6%
Undivided interest of 1% in joint repurchase
agreement (Principal Amount/Value
$3,950,000,000, with a maturity value of
$3,951,787,375) with Nomura Securities,
5.43%, dated 9/29/06, to be repurchased at
$39,526,010 on 10/2/06, collateralized by
U.S. Agency Mortgages, 0.00%-22.12%,
3/15/14-6/25/43, with a value of
$4,029,000,000                                     39,508,133        39,508,133
--------------------------------------------------------------------------------
Undivided interest of 2% in joint repurchase
agreement (Principal Amount/Value
$2,500,000,000 with a maturity value of
$2,501,131,250) with ING Financial Markets
LLC, 5.43%, dated 9/29/06, to be repurchased
at $50,022,625 on 10/2/06, collateralized by
U.S. Agency Mortgages, 0.00%-7%,
9/1/18-8/1/36, with a value of $2,550,003,623      50,000,000        50,000,000
                                                                 ---------------
                                                                     89,508,133
--------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.1%
Citigroup Global Markets, Inc.,
5.445%, 10/2/06                                     1,400,000         1,400,000
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--2.4%
American Express Credit Corp.,
5.34%, 10/16/06                                     2,000,000         2,000,000
--------------------------------------------------------------------------------
American Honda Finance Corp., 5.50%, 10/18/06       3,000,000         3,000,000
--------------------------------------------------------------------------------
Bear Stearns, 5.37%, 10/2/06                        2,000,000         2,000,000
--------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 10/2/06                        2,000,000         2,000,000
--------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 10/2/06                        3,000,000         3,000,000
--------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.36%, 10/2/06             3,000,000         3,000,000
--------------------------------------------------------------------------------
Dorada Finance, Inc., 5.37%, 10/2/06                4,000,000         4,000,000
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.535%, 10/2/06          4,000,000         4,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp., 5.32%, 10/6/06                  3,000,000         3,000,000
--------------------------------------------------------------------------------
Landsbanki Islands HF, 5.41%, 10/16/06              4,000,000         4,000,000
--------------------------------------------------------------------------------
LINKS Finance LLC, 5.37%, 10/2/06                   3,000,075         3,000,075
--------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.33%, 10/30/06            3,000,000         3,000,000
--------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.37%, 10/2/06             2,500,000         2,500,000
--------------------------------------------------------------------------------
Sigma Finance, Inc., 5.37%, 10/2/06                 3,000,000         3,000,000
--------------------------------------------------------------------------------
Tango Finance Corp., 5.38%, 10/2/06                 4,498,651         4,498,651
                                                                 ---------------
                                                                     45,998,726
--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.5%
Calyon NY, 5.32%, 10/2/06                           4,999,932         4,999,932
--------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.37%, 10/2/06       2,000,000         2,000,000
--------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.39%, 10/2/06       1,999,709         1,999,709
                                                                 ---------------
                                                                      8,999,641
                                                                 ---------------
Total Investments Purchased with Cash
Collateral from Securities Loaned (Cost
$153,858,853)                                                       153,858,853
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $1,752,830,765)                                   108.2%    2,081,272,286
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (8.2)     (157,284,488)
                                                --------------------------------
NET ASSETS                                              100.0%   $1,923,987,798
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See accompanying Notes.

2. Non-income producing security.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2006 was $9,920, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.


                      14 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

4. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $  1,779,136,900
                                             =================

Gross unrealized appreciation                $    311,480,615
Gross unrealized depreciation                      (9,345,229)
                                             -----------------
Net unrealized appreciation                  $    302,135,386
                                             =================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                      15 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Fund had on loan securities valued at $150,114,929, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $153,858,853 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      16 | OPPENHEIMER MAIN STREET FUND/VA



Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--98.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.8%
--------------------------------------------------------------------------------
AUTOMOBILES--2.4%
Bayerische Motoren Werke AG                           608,268    $   32,603,554
--------------------------------------------------------------------------------
Porsche AG, Preference                                 18,742        19,397,700
--------------------------------------------------------------------------------
Toyota Motor Corp.                                    562,300        30,560,559
                                                                 ---------------
                                                                     82,561,813
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.4%
Carnival Corp.                                        955,900        44,955,977
--------------------------------------------------------------------------------
International Game Technology                         640,300        26,572,450
--------------------------------------------------------------------------------
Starbucks Corp. 1                                     398,100        13,555,305
                                                                 ---------------
                                                                     85,083,732
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.3%
Koninklijke (Royal) Philips Electronics NV          1,152,600        40,441,336
--------------------------------------------------------------------------------
Sony Corp.                                            950,300        38,454,468
                                                                 ---------------
                                                                     78,895,804
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
GUS plc                                               575,348        10,406,227
--------------------------------------------------------------------------------
MEDIA--4.6%
Getty Images, Inc. 1                                  230,600        11,456,208
--------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                    1,632,796        34,713,243
--------------------------------------------------------------------------------
Pearson plc                                         1,044,058        14,866,523
--------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                       3,040,840         7,849,799
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                      6,876,910        26,888,718
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                 750,000        23,182,500
--------------------------------------------------------------------------------
WPP Group plc                                         886,660        10,990,075
--------------------------------------------------------------------------------
Zee Telefilms Ltd. 1                                4,345,900        28,956,895
                                                                 ---------------
                                                                    158,903,961
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.3%
Hennes & Mauritz AB, B Shares                       1,430,200        59,818,140
--------------------------------------------------------------------------------
Industria de Diseno Textil SA                         648,800        30,242,944
--------------------------------------------------------------------------------
Tiffany & Co.                                         762,700        25,321,640
                                                                 ---------------
                                                                    115,382,724
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.5%
Bulgari SpA                                         1,284,618        16,354,807
--------------------------------------------------------------------------------
Burberry Group plc                                  1,299,628        12,556,087
--------------------------------------------------------------------------------
Coach, Inc. 1                                         498,900        17,162,160
--------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                     398,690        41,076,784
                                                                 ---------------
                                                                     87,149,838
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.0%
--------------------------------------------------------------------------------
BEVERAGES--2.2%
Companhia de Bebidas das Americas, ADR, Preference    463,515        21,034,311
--------------------------------------------------------------------------------
Diageo plc                                          1,055,410        18,644,411
--------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD            2,415,200        23,451,210
--------------------------------------------------------------------------------
Grupo Modelo SA de CV, Series C                     3,279,000        14,313,190
                                                                 ---------------
                                                                     77,443,122
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
Tesco plc                                           3,831,643        25,826,948


                    1 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
Wal-Mart Stores, Inc.                                 728,300    $   35,919,756
                                                                 ---------------
                                                                     61,746,704
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury Schweppes plc                               3,387,574        35,928,093
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.2%
Hindustan Lever Ltd.                                3,934,500        22,030,630
--------------------------------------------------------------------------------
Reckitt Benckiser plc                               1,269,288        52,616,668
                                                                 ---------------
                                                                     74,647,298
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Avon Products, Inc.                                   504,300        15,461,838
--------------------------------------------------------------------------------
Shiseido Co. Ltd. 2                                   606,000        12,107,175
                                                                 ---------------
                                                                     27,569,013
--------------------------------------------------------------------------------
ENERGY--5.9%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.8%
GlobalSantaFe Corp.                                   548,700        27,429,513
--------------------------------------------------------------------------------
Technip SA                                            583,560        33,166,152
--------------------------------------------------------------------------------
Transocean, Inc. 1                                    505,500        37,017,765
                                                                 ---------------
                                                                     97,613,430
--------------------------------------------------------------------------------
OIL & GAS--3.1%
BP plc, ADR                                           425,969        27,935,047
--------------------------------------------------------------------------------
Chevron Corp.                                         345,444        22,405,498
--------------------------------------------------------------------------------
Husky Energy, Inc.                                    608,415        39,169,352
--------------------------------------------------------------------------------
Neste Oil Oyj                                         105,900         3,096,391
--------------------------------------------------------------------------------
Total SA                                              222,240        14,645,389
                                                                 ---------------
                                                                    107,251,677
--------------------------------------------------------------------------------
FINANCIALS--15.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.8%
3i Group plc                                          775,901        13,590,507
--------------------------------------------------------------------------------
Credit Suisse Group                                   725,145        41,956,288
--------------------------------------------------------------------------------
Morgan Stanley                                        588,600        42,914,826
--------------------------------------------------------------------------------
Northern Trust Corp.                                  584,000        34,123,120
                                                                 ---------------
                                                                    132,584,741
--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.6%
HSBC Holdings plc                                   2,007,683        36,619,763
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                        319,450         9,810,310
--------------------------------------------------------------------------------
Resona Holdings, Inc.                                   4,959        14,921,044
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)              1,523,957        52,473,496
--------------------------------------------------------------------------------
Societe Generale, Cl. A                               238,960        38,028,278
--------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                     753         7,904,508
                                                                 ---------------
                                                                    159,757,399
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
Credit Saison Co. Ltd.                                395,100        16,656,914
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Investor AB, B Shares                                 931,128        19,376,926
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                  581,263        27,296,110
                                                                 ---------------
                                                                     46,673,036


                    2 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INSURANCE--4.5%
ACE Ltd.                                              388,071    $   21,239,126
--------------------------------------------------------------------------------
Allianz AG                                            228,619        39,565,718
--------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                       6,110        19,393,140
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                 104,800        10,221,144
--------------------------------------------------------------------------------
Manulife Financial Corp.                              559,426        18,017,746
--------------------------------------------------------------------------------
Prudential plc                                      2,504,680        31,115,639
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                255,900        17,580,330
                                                                 ---------------
                                                                    157,132,843
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
Realogy Corp. 1                                       354,600         8,042,328
--------------------------------------------------------------------------------
HEALTH CARE--12.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.6%
Affymetrix, Inc. 1                                    322,800         6,959,568
--------------------------------------------------------------------------------
Amgen, Inc. 1                                         367,700        26,301,581
--------------------------------------------------------------------------------
Genentech, Inc. 1                                     186,300        15,407,010
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               426,260        29,284,062
--------------------------------------------------------------------------------
NicOx SA 1                                            163,560         2,146,620
--------------------------------------------------------------------------------
Nuvelo, Inc. 1                                        191,700         3,496,608
--------------------------------------------------------------------------------
Theravance, Inc. 1                                    271,000         7,327,840
                                                                 ---------------
                                                                     90,923,289
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
Biomet, Inc.                                          557,600        17,949,144
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                           1,427,853        21,117,946
--------------------------------------------------------------------------------
Conor Medsystems, Inc. 1                              203,500         4,796,495
--------------------------------------------------------------------------------
Medtronic, Inc.                                       257,400        11,953,656
--------------------------------------------------------------------------------
Smith & Nephew plc                                  1,874,897        17,245,093
                                                                 ---------------
                                                                     73,062,334
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
Express Scripts, Inc. 1                               181,800        13,724,082
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                               285,800        17,479,528
                                                                 ---------------
                                                                     31,203,610
--------------------------------------------------------------------------------
PHARMACEUTICALS--6.4%
AtheroGenics, Inc. 1                                  541,600         7,132,872
--------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                        622,100        13,376,796
--------------------------------------------------------------------------------
Johnson & Johnson                                     141,300         9,176,022
--------------------------------------------------------------------------------
Nektar Therapeutics 1                                 314,361         4,529,942
--------------------------------------------------------------------------------
Novartis AG                                           331,768        19,368,279
--------------------------------------------------------------------------------
Novo Nordisk AS, Cl. B                                139,600        10,375,299
--------------------------------------------------------------------------------
Roche Holdings AG                                     261,604        45,230,745
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                     611,684        54,450,510
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                 1,273,000        23,385,481
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                        279,600        17,444,673
--------------------------------------------------------------------------------
Wyeth                                                 305,500        15,531,620
                                                                 ---------------
                                                                    220,002,239


                    3 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INDUSTRIALS--8.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.1%
Boeing Co.                                            277,900    $   21,912,415
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR             801,934        31,491,948
--------------------------------------------------------------------------------
European Aeronautic Defence & Space Co.             1,198,410        34,465,628
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                 222,900        19,182,774
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                248,200        16,894,974
--------------------------------------------------------------------------------
Raytheon Co.                                          414,100        19,880,941
                                                                 ---------------
                                                                    143,828,680
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Emerson Electric Co.                                  264,200        22,155,812
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.5%
3M Co.                                                447,200        33,280,624
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                              1,377,000        12,160,423
--------------------------------------------------------------------------------
Siemens AG                                            465,376        40,606,285
                                                                 ---------------
                                                                     86,047,332
--------------------------------------------------------------------------------
MACHINERY--0.6%
Fanuc Ltd.                                            104,500         8,183,568
--------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                      89,299        12,406,525
                                                                 ---------------
                                                                     20,590,093
--------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Avis Budget Group, Inc.                               132,760         2,428,180
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Macquarie Airports                                  3,801,284         8,697,618
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--26.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.5%
Cisco Systems, Inc. 1                                 621,100        14,285,300
--------------------------------------------------------------------------------
Corning, Inc. 1                                     1,709,600        41,731,336
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                            1,797,900        31,067,712
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        414,500        15,067,075
--------------------------------------------------------------------------------
Tandberg ASA                                        1,042,850        11,136,985
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares          32,815,700       113,079,159
                                                                 ---------------
                                                                    226,367,567
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.2%
Benq Corp. 1                                        9,394,000         5,520,456
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.7%
Hoya Corp.                                            552,900        20,913,349
--------------------------------------------------------------------------------
Keyence Corp.                                          70,840        16,369,228
--------------------------------------------------------------------------------
Kyocera Corp.                                         163,300        14,024,499
--------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                         474,400        33,085,027
--------------------------------------------------------------------------------
Nidec Corp.                                           138,200        10,467,114
                                                                 ---------------
                                                                     94,859,217
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.6%
eBay, Inc. 1                                        1,795,000        50,906,200
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        250,100         6,322,528
                                                                 ---------------
                                                                     57,228,728
--------------------------------------------------------------------------------
IT SERVICES--2.4%
Automatic Data Processing, Inc.                       871,200        41,242,608


                    4 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
IT SERVICES CONTINUED
Infosys Technologies Ltd.                           1,087,016    $   43,992,741
                                                                 ---------------
                                                                     85,235,349
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                           259,050        13,562,082
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.2%
Advanced Micro Devices, Inc. 1                      2,006,600        49,864,010
--------------------------------------------------------------------------------
Altera Corp. 1                                      1,173,000        21,559,740
--------------------------------------------------------------------------------
Cree, Inc. 1                                          573,300        11,529,063
--------------------------------------------------------------------------------
International Rectifier Corp. 1                       355,100        12,371,684
--------------------------------------------------------------------------------
Linear Technology Corp.                               310,000         9,647,200
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                       829,265        23,277,469
--------------------------------------------------------------------------------
MediaTek, Inc.                                      2,328,700        22,092,660
--------------------------------------------------------------------------------
Samsung Electronics Co.                                37,722        26,564,335
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.        10,977,837        19,801,401
--------------------------------------------------------------------------------
Xilinx, Inc.                                          783,700        17,202,215
                                                                 ---------------
                                                                    213,909,777
--------------------------------------------------------------------------------
SOFTWARE--6.2%
Adobe Systems, Inc. 1                               1,152,200        43,149,890
--------------------------------------------------------------------------------
Enix Corp. 2                                          542,500        13,157,778
--------------------------------------------------------------------------------
Intuit, Inc. 1                                        940,700        30,187,063
--------------------------------------------------------------------------------
Microsoft Corp.                                     2,223,800        60,776,454
--------------------------------------------------------------------------------
Nintendo Co. Ltd. 2                                    91,100        18,771,420
--------------------------------------------------------------------------------
Novell, Inc. 1                                      1,840,726        11,265,243
--------------------------------------------------------------------------------
SAP AG                                                190,329        37,770,873
                                                                 ---------------
                                                                    215,078,721
--------------------------------------------------------------------------------
MATERIALS--0.4%
--------------------------------------------------------------------------------
CHEMICALS--0.4%
Arkema 1                                              129,175         6,095,030
--------------------------------------------------------------------------------
Syngenta AG 1                                          47,067         7,098,913
                                                                 ---------------
                                                                     13,193,943
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.9%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.9%
KDDI Corp.                                              5,810        36,200,296
--------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                            1,315,660        31,089,046
--------------------------------------------------------------------------------
Vodafone Group plc                                 29,875,352        68,382,890
                                                                 ---------------
                                                                    135,672,232
--------------------------------------------------------------------------------
UTILITIES--0.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Fortum Oyj                                            811,900        21,630,488
                                                                 ---------------
Total Common Stocks (Cost $2,405,101,279)                         3,402,628,444


                    5 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.8%
--------------------------------------------------------------------------------
Undivided interest of 4.25% in joint
repurchase agreement (Principal Amount/Value
$1,469,294,000, with a maturity value of
$1,469,936,816) with UBS Warburg LLC, 5.25%,
dated 9/29/06, to be repurchased at
$62,474,321 on 10/2/06, collateralized by
Federal National Mortgage Assn., 5%, 2/1/36,
with a value of $1,502,659,342 (Cost
$62,447,000)                                     $ 62,447,000    $   62,447,000
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.6% 3
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
Undivided interest of 0.06% in joint
repurchase agreement (Principal Amount/Value
$3,950,000,000, with a maturity value of
$3,951,787,375) with Nomura Securities, 5.43%,
dated 9/29/06, to be repurchased at $2,403,587
on 10/2/06, collateralized by U.S. Agency
Mortgages, 0.00%-22.12%, 3/15/14-6/25/43, with
a value of $4,029,000,000                           2,402,500         2,402,500
--------------------------------------------------------------------------------
Undivided interest of 0.57% in joint
repurchase agreement (Principal Amount/Value
$500,000,000, with a maturity value of
$500,225,833) with WAMU Capital Corp., 5.42%,
dated 9/29/06, to be repurchased at $2,866,294
on 10/2/06, collateralized by U.S. Agency
Mortgages, 3.246%-7%, 2/1/10-10/1/36, with a
value of $510,000,001                               2,865,000         2,865,000
--------------------------------------------------------------------------------
Undivided interest of 6.80% in joint
repurchase agreement (Principal Amount/Value
$250,000,000, with a maturity value of
$250,112,500) with Cantor Fitzgerald & Co.,
5.40%, dated 9/29/06, to be repurchased at
$17,007,650 on 10/2/06, collateralized by U.S.
Agency Mortgages, 0.0001%-6.50%,
8/1/12-9/1/36, with a value of $255,002,127        17,000,000        17,000,000
--------------------------------------------------------------------------------
Total Investments Purchased with Cash
Collateral from Securities Loaned
(Cost $22,267,500)                                                   22,267,500
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $2,489,815,779)                                   100.4%    3,487,342,944
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.4)      (14,266,095)

                                                 -------------------------------
NET ASSETS                                              100.0%   $3,473,076,849
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                         VALUE       PERCENT
--------------------------------------------------------------------------------
United States                                    $  1,383,169,838        39.7%
United Kingdom                                        429,197,467        12.3
Japan                                                 359,545,979        10.3
Sweden                                                192,274,225         5.5
France                                                189,608,763         5.4
Germany                                               169,944,130         4.9
Switzerland                                           113,654,225         3.3
India                                                 104,790,576         3.0
The Netherlands                                        74,906,964         2.1
Mexico                                                 72,477,643         2.1
Korea, Republic of South                               70,059,906         2.0
Canada                                                 57,187,098         1.6


                    6 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Brazil                                                 52,526,259           1.5
Taiwan                                                 47,414,517           1.4
Cayman Islands                                         38,819,456           1.1
Spain                                                  30,242,944           0.9
Finland                                                24,726,879           0.7
Italy                                                  16,354,807           0.5
Hong Kong                                              12,160,423           0.4
Norway                                                 11,136,985           0.3
Denmark                                                10,375,299           0.3
Bermuda                                                10,221,144           0.3
Australia                                               8,697,618           0.2
Singapore                                               7,849,799           0.2

                                                 -------------------------------
Total                                            $  3,487,342,944         100.0%

                                                 ===============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 2,500,720,166
Federal tax cost of other investments               2,566,446
                                              ----------------
Total federal tax cost                        $ 2,503,286,612
                                              ================

Gross unrealized appreciation                 $ 1,039,702,269
Gross unrealized depreciation                     (53,098,468)
                                              ----------------
Net unrealized appreciation                   $   986,603,801
                                              ================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term


                    7 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

"money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Fund had on loan securities valued at $21,155,562, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $22,267,500 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                    8 | OPPENHEIMER GLOBAL SECURITIES FUND/VA



Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.4%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
International Game Technology                         282,100    $   11,707,150
--------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                             212,900        12,401,425
                                                                 ---------------
                                                                     24,108,575
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Harman International Industries, Inc.                  53,700         4,480,728
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
Coldwater Creek, Inc. 1                               387,700        11,150,252
--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.8%
O'Reilly Automotive, Inc. 1                         1,084,924        36,030,326
--------------------------------------------------------------------------------
Tiffany & Co.                                         249,500         8,283,400
--------------------------------------------------------------------------------
Tractor Supply Co. 1                                  183,900         8,875,014
                                                                 ---------------
                                                                     53,188,740
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--4.1%
Coach, Inc. 1                                         375,000        12,900,000
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                               503,000        32,539,070
                                                                 ---------------
                                                                     45,439,070
--------------------------------------------------------------------------------
CONSUMER STAPLES--2.1%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
Whole Foods Market, Inc.                              384,700        22,862,721
--------------------------------------------------------------------------------
ENERGY--3.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
National Oilwell Varco, Inc. 1                         46,000         2,693,300
--------------------------------------------------------------------------------
Smith International, Inc.                             343,300        13,320,040
                                                                 ---------------
                                                                     16,013,340
--------------------------------------------------------------------------------
OIL & GAS--2.1%
Murphy Oil Corp.                                      280,100        13,318,755
--------------------------------------------------------------------------------
XTO Energy, Inc.                                      235,099         9,904,721
                                                                 ---------------
                                                                     23,223,476
--------------------------------------------------------------------------------
FINANCIALS--20.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--6.4%
Affiliated Managers Group, Inc. 1                     205,000        20,522,550
--------------------------------------------------------------------------------
Greenhill & Co., Inc.                                 252,900        16,949,358
--------------------------------------------------------------------------------
Investors Financial Services Corp.                    233,600        10,063,488
--------------------------------------------------------------------------------
Legg Mason, Inc.                                      236,300        23,833,218
                                                                 ---------------
                                                                     71,368,614
--------------------------------------------------------------------------------
COMMERCIAL BANKS--5.5%
Commerce Bancorp, Inc.                                952,200        34,955,262
--------------------------------------------------------------------------------
East West Bancorp, Inc.                               235,700         9,336,077
--------------------------------------------------------------------------------
Marshall & Ilsley Corp.                               345,700        16,655,826
                                                                 ---------------
                                                                     60,947,165
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.8%
Chicago Mercantile Exchange (The)                      41,800        19,990,850
--------------------------------------------------------------------------------
INSURANCE--5.2%
AMBAC Financial Group, Inc.                           188,200        15,573,550


                         1 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INSURANCE CONTINUED
--------------------------------------------------------------------------------
Brown & Brown, Inc.                                   714,700    $   21,841,232
--------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1               513,500        20,427,030
                                                                 ---------------
                                                                     57,841,812
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.9%
CB Richard Ellis Group, Inc., Cl. A 1                 891,520        21,931,392
--------------------------------------------------------------------------------
HEALTH CARE--18.4%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--10.6%
Bard (C.R.), Inc.                                     488,800        36,660,000
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                     368,300        17,269,587
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                            117,200        10,681,608
--------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                             22,200         2,340,990
--------------------------------------------------------------------------------
ResMed, Inc. 1                                        537,200        21,622,300
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                        543,400        29,012,126
                                                                 ---------------
                                                                    117,586,611
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.2%
Covance, Inc. 1                                       412,100        27,355,198
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                          619,675        31,925,656
--------------------------------------------------------------------------------
Healthways, Inc. 1                                    158,500         7,069,100
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                 64,100         3,213,974
                                                                 ---------------
                                                                     69,563,928
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--1.6%
Cerner Corp. 1                                        388,900        17,656,060
--------------------------------------------------------------------------------
INDUSTRIALS--16.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.8%
Rockwell Collins, Inc.                                570,400        31,280,736
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--3.0%
C.H. Robinson Worldwide, Inc.                         381,800        17,020,644
--------------------------------------------------------------------------------
Expeditors International of Washington, Inc.          375,100        16,721,958
                                                                 ---------------
                                                                     33,742,602
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.4%
Corporate Executive Board Co.                         248,000        22,297,680
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                    385,400        26,897,066
                                                                 ---------------
                                                                     49,194,746
--------------------------------------------------------------------------------
MACHINERY--4.4%
Donaldson Co., Inc.                                   510,700        18,844,830
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                   585,500        29,550,185
                                                                 ---------------
                                                                     48,395,015
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.1%
Fastenal Co.                                          616,300        23,770,691
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.5%
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Trimble Navigation Ltd. 1                              95,500         4,496,140
--------------------------------------------------------------------------------
IT SERVICES--9.4%
Alliance Data Systems Corp. 1                         654,600        36,127,374
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                387,300        28,683,438


                         2 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
IT SERVICES CONTINUED
--------------------------------------------------------------------------------
Global Payments, Inc.                                 599,300    $   26,375,193
--------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                      230,000         6,913,800
--------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                             242,200         6,914,810
                                                                 ---------------
                                                                    105,014,615
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
FormFactor, Inc. 1                                    227,700         9,593,001
--------------------------------------------------------------------------------
Microchip Technology, Inc.                            703,400        22,804,228
                                                                 ---------------
                                                                     32,397,229
--------------------------------------------------------------------------------
SOFTWARE--9.8%
Adobe Systems, Inc. 1                                 555,900        20,818,455
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                         620,500        24,571,800
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                409,700        14,835,237
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                        442,150        21,475,226
--------------------------------------------------------------------------------
Intuit, Inc. 1                                        834,500        26,779,105
                                                                 ---------------
                                                                    108,479,823
--------------------------------------------------------------------------------
MATERIALS--2.2%
--------------------------------------------------------------------------------
CHEMICALS--2.2%
Ecolab, Inc.                                          573,100        24,540,141
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
NeuStar, Inc., Cl. A 1                                151,900         4,215,225
                                                                 ---------------
Total Common Stocks (Cost $837,249,580)                           1,102,880,297

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv.,
Series D 1,2,3 (Cost $7,346,317)                    1,147,862             2,586

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
--------------------------------------------------------------------------------
Undivided interest of 0.20% in joint
repurchase agreement (Principal
Amount/Value $1,469,294,000, with a
maturity value of $1,469,936,816) with UBS
Warburg LLC, 5.25%, dated 9/29/06, to be
repurchased at $2,886,262 on 10/2/06,
collateralized by Federal National Mortgage
Assn., 5%, 2/1/36, with a value of
$1,502,659,342 (Cost $2,885,000)                 $  2,885,000         2,885,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST
$847,480,897)                                            99.3%    1,105,767,883
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.7         7,646,071

                                                 -------------------------------
NET ASSETS                                              100.0%   $1,113,413,954
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2006 was $2,586, which represents less than 0.005% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

3. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:


                         3 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                              SHARES      GROSS       GROSS              SHARES
                   DECEMBER 31, 2005  ADDITIONS  REDUCTIONS  SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
Blaze Network
Products, Inc.,
8% Cv., Series D           1,147,862         --          --           1,147,862

                                                                       DIVIDEND
                                                           VALUE         INCOME
--------------------------------------------------------------------------------
Blaze Network
Products, Inc., 8%
Cv., Series D                                         $    2,586       $     --

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 847,690,955
                                              ==============

Gross unrealized appreciation                 $ 273,558,649
Gross unrealized depreciation                   (15,481,721)
                                              --------------
Net unrealized appreciation                   $ 258,076,928
                                              ==============

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient


                         4 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                   ACQUISITION                   VALUATION AS OF     UNREALIZED
SECURITY                  DATE         COST   SEPTEMBER 30, 2006   DEPRECIATION
--------------------------------------------------------------------------------
Blaze Network
Products, Inc.,
8% Cv., Series D      10/17/00   $7,346,317   $            2,586   $  7,343,731

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                         5 | OPPENHEIMER MIDCAP FUND/VA



Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--14.4%
--------------------------------------------------------------------------------
Bank of Montreal Chicago, 5.28%, 10/13/06        $  2,000,000    $    2,000,000
--------------------------------------------------------------------------------
Bank of the West, 5.37%, 11/9/06                    3,000,000         3,000,000
--------------------------------------------------------------------------------
Barclays Bank plc, New York:
5.34%, 12/1/06                                      2,000,000         2,000,000
5.37%, 11/15/06                                     2,000,000         2,000,000
5.46%, 10/18/06                                     2,000,000         2,000,000
--------------------------------------------------------------------------------
BNP Paribas, New York, 5.49%, 10/19/06              2,000,000         2,000,000
--------------------------------------------------------------------------------
Fortis Bank SA/NV, New York, 5.28%, 10/20/06        2,000,000         2,000,000
--------------------------------------------------------------------------------
Royal Bank of Canada, New York Branch, 5.34%,
11/30/06                                            2,000,000         2,000,000
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York,
5.28%, 10/3/06 1                                    2,000,000         1,999,998
--------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 5.34%,
11/17/06                                            2,000,000         2,000,000
--------------------------------------------------------------------------------
Washington Mutual Bank FA:
5.40%, 11/2/06                                      2,000,000         2,000,000
5.47%, 10/18/06                                     2,000,000         2,000,000
                                                                 ---------------
Total Certificates of Deposit
(Cost $24,999,998)                                                   24,999,998
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--18.0%
--------------------------------------------------------------------------------
Danske Corp., 5.25%, 10/26/06 2                     1,600,000         1,594,167
--------------------------------------------------------------------------------
DnB NOR Bank ASA, 5.25%, 10/24/06                   2,000,000         1,993,292
--------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland, 5.27%,
11/22/06 2                                          2,000,000         1,985,151
--------------------------------------------------------------------------------
HBOS Treasury Services, 5.33%, 11/10/06             1,000,000           994,078
--------------------------------------------------------------------------------
ICICI Bank Ltd., 5.16%, 11/22/06                    3,000,000         2,977,640
--------------------------------------------------------------------------------
Nationwide Building Society, 5.28%, 10/11/06 2      2,000,000         1,997,069
--------------------------------------------------------------------------------
Societe Generale North America, 5.25%,
10/11/06                                            2,900,000         2,895,771
--------------------------------------------------------------------------------
St. George Bank Ltd., 5.27%, 12/1/06 2              2,000,000         1,982,158
--------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.:
5.265%, 11/27/06 2                                  2,000,000         1,983,328
5.27%, 11/15/06 2                                   1,400,000         1,390,778
--------------------------------------------------------------------------------
Svenska Handelsbanken, Inc., Series S, 5.29%,
11/13/06                                            2,000,000         1,987,363
--------------------------------------------------------------------------------
Swedbank Mortgage AB:
5.29%, 11/10/06                                     1,000,000           994,122
5.37%, 10/18/06                                     2,400,000         2,393,914
--------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
5.25%, 10/6/06                                      2,000,000         1,998,542
5.255%, 10/5/06                                     2,000,000         1,998,832
--------------------------------------------------------------------------------
Westpac Banking Corp., 5.13%, 11/27/06 2            2,000,000         1,983,755
                                                                 ---------------
Total Direct Bank Obligations
(Cost $31,149,960)                                                   31,149,960
--------------------------------------------------------------------------------
LETTERS OF CREDIT--1.2%
--------------------------------------------------------------------------------
Suntrust Bank, guaranteeing commercial paper
of NATC California LLC, 5.42%, 10/13/06
(Cost $1,996,387)                                   2,000,000         1,996,387
--------------------------------------------------------------------------------
SHORT-TERM NOTES--65.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.2%
Montgomery, AL Industrial Development Board,
Revenue Bonds, Industrial Bristol Project,
Series B, 5.67%, 11/1/06 1                            400,000           400,000
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--22.0%
Amsterdam Funding Corp., 5.26%, 10/10/06 2          1,800,000         1,797,633
--------------------------------------------------------------------------------
Aquinas Funding LLC, 5.27%, 10/25/06 2              2,000,000         1,992,973


                         1 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
Barton Capital Corp.:
5.27%, 11/10/06 2                                $  1,900,000    $    1,888,874
5.28%, 10/4/06 2                                    2,000,000         1,999,122
--------------------------------------------------------------------------------
Cancara Asset Securitization LLC, 5.27%,
10/10/06 2                                          3,300,000         3,295,652
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust
2006-SN1A, Series 2006-SN1A, Cl. A1B, 5.33%,
9/20/07 1,3                                         1,619,382         1,619,382
--------------------------------------------------------------------------------
Concord Minutemen Capital Co. LLC, 5.27%,
10/26/06 2                                          2,000,000         1,992,681
--------------------------------------------------------------------------------
FCAR Owner Trust I, 5.30%, 11/15/06                 2,000,000         1,986,750
--------------------------------------------------------------------------------
Gemini Securitization Corp., 5.28%, 10/30/06 2      4,400,000         4,381,303
--------------------------------------------------------------------------------
Gotham Funding Corp., 5.29%, 10/13/06 2             1,574,000         1,571,227
--------------------------------------------------------------------------------
GOVCO, Inc., 5.27%, 12/7/06 2                       2,000,000         1,980,384
--------------------------------------------------------------------------------
Legacy Capital  LLC:
5.27%, 10/2/06                                      3,900,000         3,899,429
5.27%, 10/26/06                                     1,000,000           996,340
--------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
5.285%, 11/2/06 2                                   2,000,000         1,990,604
5.41%, 10/18/06 2                                   1,000,000           997,445
--------------------------------------------------------------------------------
Ormond Quay Funding LLC, 5.30%, 10/27/06 2          1,600,000         1,593,876
--------------------------------------------------------------------------------
Perry Global Funding LLC, Series A, 5.28%,
12/4/06 2                                           1,000,000           990,613
--------------------------------------------------------------------------------
Solitaire Funding LLC, 5.27%, 11/16/06 2            2,000,000         1,986,532
--------------------------------------------------------------------------------
Windmill Funding Corp., 5.26%, 10/12/06 2           1,100,000         1,098,232
                                                                 ---------------
                                                                     38,059,052
--------------------------------------------------------------------------------
AUTOMOBILES--1.2%
Ande Chevrolet Olds, Inc., Series 2004, 5.47%,
10/1/06 1                                           2,000,000         2,000,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--8.0%
Banc of America Securities LLC, 5.35%,
10/2/06 1                                           5,000,000         5,000,000
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
5.24%, 12/28/06                                     2,000,000         1,974,382
5.25%, 11/29/06                                     1,000,000           991,396
--------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.26%, 11/14/06            1,100,000         1,092,928
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.38%, 4/6/07 1,3        2,000,000         2,000,000
--------------------------------------------------------------------------------
Lehman Brothers, Inc., 5.44%, 10/2/06 1             1,000,000         1,000,000
--------------------------------------------------------------------------------
Morgan Stanley, 5.25%, 10/17/06                     1,850,000         1,845,683
                                                                 ---------------
                                                                     13,904,389
--------------------------------------------------------------------------------
CHEMICALS--1.3%
BASF AG, 5.35%, 11/2/06 2                           2,200,000         2,189,538
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.3%
Bank of America Corp., 5.26%, 12/15/06              2,000,000         1,978,083
--------------------------------------------------------------------------------
Marshall & Ilsley Corp., 5.26%, 11/3/06             2,000,000         1,990,357
                                                                 ---------------
                                                                      3,968,440
--------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.9%
Countrywide Financial Corp.:
5.30%, 10/27/06                                     1,000,000           996,172


                         2 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
5.40%, 10/2/06                                   $    500,000    $      499,925
                                                                 ---------------
                                                                      1,496,097
--------------------------------------------------------------------------------
CONSUMER FINANCE--1.7%
American Express Credit Corp., 5.25%, 10/12/06      3,000,000         2,995,188
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.9%
General Electric Capital Corp., 5.27%,
11/22/06                                            2,000,000         1,984,776
--------------------------------------------------------------------------------
General Electric Capital Services, 5.27%,
11/22/06                                            2,000,000         1,984,776
--------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc.:
5.245%, 12/21/06                                    2,000,000         1,976,398
5.463%, 2/15/07 1                                   2,000,000         2,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp., 5.27%, 12/14/06                 2,000,000         1,978,355
--------------------------------------------------------------------------------
Prudential Funding LLC, 5.29%, 11/13/06 3           2,000,000         1,987,375
                                                                 ---------------
                                                                     11,911,680
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
Alta Mira LLC, Series 2004, 5.42%, 10/1/06 1        2,250,000         2,250,000
--------------------------------------------------------------------------------
INSURANCE--6.6%
ING America Insurance Holdings, Inc., 5.27%,
12/6/06                                             2,000,000         1,980,677
--------------------------------------------------------------------------------
Jackson National Life Global Funding, Series
2004-6, 5.40%, 10/16/06 1,3                         2,500,000         2,500,000
--------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series
2003-5, 5.42%, 10/16/06 1,3                         4,000,000         4,000,000
--------------------------------------------------------------------------------
Prudential Insurance Co. of America, 5.36%,
2/1/07 1,3                                          3,000,000         3,000,000
                                                                 ---------------
                                                                     11,480,677
--------------------------------------------------------------------------------
LEASING & FACTORING--4.0%
American Honda Finance Corp.:
5.341%, 9/26/07 1,4                                 2,000,000         2,000,000
5.469%, 8/8/07 1,4                                  2,000,000         2,000,000
--------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
5.26%, 12/13/06                                     2,000,000         1,978,668
5.27%, 11/20/06                                     1,000,000           992,681
                                                                 ---------------
                                                                      6,971,349
--------------------------------------------------------------------------------
MUNICIPAL--0.4%
Hayward, CA Multifamily Housing Revenue Bonds,
Lord Tennyson Apts., 5.63%, 10/2/06 1                 710,000           710,000
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--9.0%
Blue Spice LLC, 5.28%, 10/2/06 2                    1,000,000           999,853
--------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc.,
Series B:
5.28%, 1/5/07                                       1,015,000         1,000,709
5.35%, 12/5/06                                      1,022,000         1,012,128
5.41%, 10/16/06                                     2,000,000         1,995,492
5.44%, 10/6/06                                      1,000,000           999,244
--------------------------------------------------------------------------------
K2 (USA) LLC, 5.27%, 10/23/06                       4,600,000         4,585,181
--------------------------------------------------------------------------------
Parkland (USA) LLC, 5.31%, 12/12/06 1,4             2,000,000         1,999,961
--------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 5.35%,
10/23/06 1                                          1,000,000         1,000,000


                         3 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding LLC,
5.36%, 3/28/07 1,4                               $  2,000,000    $    2,000,000
                                                                 ---------------
                                                                     15,592,568
                                                                 ---------------
Total Short-Term Notes (Cost $113,928,978)                          113,928,978
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $172,075,323)                                      99.4%      172,075,323
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.6           976,788

                                                 -------------------------------
NET ASSETS                                              100.0%   $  173,052,111
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $45,662,948, or 26.39% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2006 was $15,106,757, which represents 8.73% of the Fund's net assets. See accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,999,961 or 4.62% of the Fund's net assets as of September 30, 2006.

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                         4 | OPPENHEIMER MONEY FUND/VA



Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--92.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.5%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.1%
Wyndham Worldwide Corp. 1                               1,118    $       31,270
--------------------------------------------------------------------------------
MEDIA--6.9%
Liberty Global, Inc., Series A 1                        1,707            43,938
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                        4,448           111,467
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                 2,360            46,374
                                                                 ---------------
                                                                        201,779
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Office Depot, Inc. 1                                      340            13,498

CONSUMER STAPLES--12.1%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--4.2%
Wal-Mart Stores, Inc.                                   2,460           121,327
--------------------------------------------------------------------------------
FOOD PRODUCTS--3.1%
ConAgra Foods, Inc.                                     3,720            91,066
--------------------------------------------------------------------------------
TOBACCO--4.8%
Altria Group, Inc.                                      1,835           140,469

ENERGY--7.2%
--------------------------------------------------------------------------------
OIL & GAS--7.2%
Exxon Mobil Corp.                                       2,880           193,248
--------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                            250            16,485
                                                                 ---------------
                                                                        209,733
FINANCIALS--27.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.7%
E*TRADE Financial Corp. 1                                 650            15,548
--------------------------------------------------------------------------------
UBS AG                                                  2,520           149,461
                                                                 ---------------
                                                                        165,009
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.9%
Wachovia Corp.                                          2,040           113,832
--------------------------------------------------------------------------------
CONSUMER FINANCE--4.9%
Capital One Financial Corp.                             1,800           141,588
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.5%
Bank of America Corp.                                   2,450           131,247
--------------------------------------------------------------------------------
INSURANCE--5.6%
Everest Re Group Ltd.                                   1,370           133,616
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                       990            30,522
                                                                 ---------------
                                                                        164,138
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.2%
Countrywide Financial Corp.                               930            32,587
--------------------------------------------------------------------------------
Freddie Mac                                               930            61,687
                                                                 ---------------
                                                                         94,274
HEALTH CARE--4.8%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
WellPoint, Inc. 1                                         380            29,279
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.8%
Abbott Laboratories                                       600            29,136
--------------------------------------------------------------------------------
Pfizer, Inc.                                            1,890            53,600


                          1 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Sanofi-Aventis SA, ADR                                    660    $       29,350
                                                                 ---------------
                                                                        112,086
INDUSTRIALS--11.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.7%
Rockwell Collins, Inc.                                  1,080            59,227
--------------------------------------------------------------------------------
United Technologies Corp.                               1,680           106,428
                                                                 ---------------
                                                                        165,655
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.4%
Siemens AG, Sponsored ADR                               1,800           156,780
INFORMATION TECHNOLOGY--10.4%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
Hutchinson Technology, Inc. 1                           1,000            21,030
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.2%
eBay, Inc. 1                                            1,190            33,748
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.2%
ASML Holding NV 1                                         240             5,587
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                          650            28,906
                                                                 ---------------
                                                                         34,493
--------------------------------------------------------------------------------
SOFTWARE--7.3%
Microsoft Corp.                                         2,660            72,698
--------------------------------------------------------------------------------
Novell, Inc. 1                                          5,020            30,722
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                        3,200            63,104
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                   3,290            46,915
                                                                 ---------------
                                                                        213,439
MATERIALS--2.0%
--------------------------------------------------------------------------------
CHEMICALS--1.1%
Praxair, Inc.                                             515            30,467
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.9%
Cemex SAB, Sponsored ADR                                  910            27,373
TELECOMMUNICATION SERVICES--2.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
IDT Corp., Cl. B 1                                      1,710            24,658
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.6%
Sprint Nextel Corp.                                     2,720            46,648
UTILITIES--5.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
Reliant Energy, Inc. 1                                  1,150            14,157
--------------------------------------------------------------------------------
ENERGY TRADERS--2.1%
AES Corp. (The) 1                                       3,050            62,190
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--3.3%
CMS Energy Corp. 1                                      2,140            30,902
--------------------------------------------------------------------------------
PG&E Corp.                                                770            32,071
--------------------------------------------------------------------------------
Sempra Energy                                             630            31,658
                                                                 ---------------
                                                                         94,631
                                                                 ---------------
Total Common Stocks (Cost $2,353,015)                                 2,685,864


                          2 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.6%
--------------------------------------------------------------------------------
Undivided interest of 0.02% in joint
repurchase agreement (Principal Amount/Value
$1,469,294,000, with a maturity value of
$1,469,936,816) with UBS Warburg LLC, 5.25%,
dated 9/29/06, to be repurchased at $281,123
on 10/2/06, collateralized by Federal National
Mortgage Assn., 5%, 2/1/36, with a value of
$1,502,659,342 (Cost $281,000)                   $    281,000    $      281,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,634,015)           101.8%        2,966,864
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (1.8)          (52,254)

                                                 -------------------------------
NET ASSETS                                              100.0%   $    2,914,610
                                                 ===============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $  2,844,072
                                                 ============

Gross unrealized appreciation                    $    169,498
Gross unrealized depreciation                         (46,706)
                                                 ------------
Net unrealized appreciation                      $    122,792
                                                 ============

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the


                          3 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                          4 | OPPENHEIMER VALUE FUND/VA



Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.8%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
Las Vegas Sands Corp. 1                               222,300    $   15,194,205
--------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                             115,100         6,704,575
--------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                       249,100         7,921,380
--------------------------------------------------------------------------------
Starbucks Corp. 1                                     422,100        14,372,505
                                                                 ---------------
                                                                     44,192,665
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Harman International Industries, Inc.                 122,700        10,238,088
--------------------------------------------------------------------------------
MEDIA--1.5%
Comcast Corp., Cl. A Special, Non-Vtg. 1              521,500        19,196,415
--------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., Cl. A 1            932,900        12,025,081
                                                                 ---------------
                                                                     31,221,496
--------------------------------------------------------------------------------
MULTILINE RETAIL--2.6%
J.C. Penney Co., Inc. (Holding Co.)                   233,600        15,975,904
--------------------------------------------------------------------------------
Kohl's Corp. 1                                        272,200        17,671,224
--------------------------------------------------------------------------------
Target Corp.                                          329,800        18,221,450
                                                                 ---------------
                                                                     51,868,578
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.2%
Best Buy Co., Inc.                                    342,250        18,330,910
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                     779,800        21,881,188
--------------------------------------------------------------------------------
Staples, Inc.                                       1,007,300        24,507,609
                                                                 ---------------
                                                                     64,719,707
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.8%
Polo Ralph Lauren Corp.                               258,800        16,741,772
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.3%
--------------------------------------------------------------------------------
BEVERAGES--1.1%
PepsiCo, Inc.                                         342,900        22,377,654
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
CVS Corp.                                             663,000        21,295,560
--------------------------------------------------------------------------------
Sysco Corp.                                           372,900        12,473,505
--------------------------------------------------------------------------------
Whole Foods Market, Inc.                              118,400         7,036,512
                                                                 ---------------
                                                                     40,805,577
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
Cadbury Schweppes plc                               1,228,110        13,025,147
--------------------------------------------------------------------------------
Nestle SA                                              84,757        29,552,603
                                                                 ---------------
                                                                     42,577,750
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.1%
Procter & Gamble Co. (The)                            604,900        37,491,702
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                 568,470        23,565,178
                                                                 ---------------
                                                                     61,056,880
--------------------------------------------------------------------------------
ENERGY--5.9%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.2%
Halliburton Co.                                       957,600        27,243,720
--------------------------------------------------------------------------------
Schlumberger Ltd.                                     533,600        33,099,208


                  1 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Smith International, Inc.                             610,000    $   23,668,000
                                                                 ---------------
                                                                     84,010,928
--------------------------------------------------------------------------------
OIL & GAS--1.7%
EOG Resources, Inc.                                   173,200        11,266,660
--------------------------------------------------------------------------------
Kinder Morgan Management LLC                          251,919        10,636,020
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                            257,000        12,364,270
                                                                 ---------------
                                                                     34,266,950
--------------------------------------------------------------------------------
FINANCIALS--11.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.0%
Franklin Resources, Inc.                              101,400        10,723,050
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                       115,700        19,572,969
--------------------------------------------------------------------------------
Legg Mason, Inc.                                      251,500        25,366,290
--------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                            472,000         8,311,196
--------------------------------------------------------------------------------
Northern Trust Corp.                                  256,000        14,958,080
--------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                             181,800         8,699,130
--------------------------------------------------------------------------------
UBS AG                                                208,598        12,478,012
                                                                 ---------------
                                                                    100,108,727
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
SLM Corp.                                             175,350         9,114,693
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.2%
Bank of America Corp.                                 247,800        13,274,646
--------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                      66,600        31,851,450
                                                                 ---------------
                                                                     45,126,096
--------------------------------------------------------------------------------
INSURANCE--3.3%
American International Group, Inc.                    461,150        30,555,799
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)         164,300        14,253,025
--------------------------------------------------------------------------------
Prudential Financial, Inc.                            287,800        21,944,750
                                                                 ---------------
                                                                     66,753,574
--------------------------------------------------------------------------------
HEALTH CARE--16.7%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.7%
Celgene Corp. 1                                       280,000        12,124,000
--------------------------------------------------------------------------------
Genentech, Inc. 1                                     250,800        20,741,160
--------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                    302,700        20,423,169
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               158,300        10,875,210
--------------------------------------------------------------------------------
PDL BioPharma, Inc. 1                                 507,300         9,740,160
                                                                 ---------------
                                                                     73,903,699
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.0%
Fisher Scientific International, Inc. 1               291,700        22,822,608
--------------------------------------------------------------------------------
Medtronic, Inc.                                        43,500         2,020,140
--------------------------------------------------------------------------------
St. Jude Medical, Inc. 1                              666,000        23,503,140
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                        237,600        12,685,464
                                                                 ---------------
                                                                     61,031,352
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.1%
Caremark Rx, Inc.                                     414,500        23,489,715
--------------------------------------------------------------------------------
Covance, Inc. 1                                       283,300        18,805,454
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                               279,000        17,063,640


                  2 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
UnitedHealth Group, Inc.                              489,600    $   24,088,320
                                                                 ---------------
                                                                     83,447,129
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.9%
Novartis AG                                           611,525        35,700,208
--------------------------------------------------------------------------------
Roche Holdings AG                                     182,548        31,562,140
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                     111,900         9,961,045
--------------------------------------------------------------------------------
Sepracor, Inc. 1                                      207,100        10,031,924
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                   487,000         8,946,370
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR    657,746        22,422,561
                                                                 ---------------
                                                                    118,624,248
--------------------------------------------------------------------------------
INDUSTRIALS--9.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.4%
Empresa Brasileira de Aeronautica SA, ADR             473,600        18,598,272
--------------------------------------------------------------------------------
General Dynamics Corp.                                266,800        19,121,556
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                 249,300        21,454,758
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                125,280         6,870,355
--------------------------------------------------------------------------------
United Technologies Corp.                             359,800        22,793,330
                                                                 ---------------
                                                                     88,838,271
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
Expeditors International of Washington, Inc.          178,400         7,953,072
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Corporate Executive Board Co.                         233,600        21,002,976
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.0%
General Electric Co.                                  860,400        30,372,120
--------------------------------------------------------------------------------
Textron, Inc.                                         103,100         9,021,250
                                                                 ---------------
                                                                     39,393,370
--------------------------------------------------------------------------------
MACHINERY--0.9%
Danaher Corp.                                         274,200        18,829,314
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
Fastenal Co.                                          265,400        10,236,478
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--31.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--7.2%
Cisco Systems, Inc. 1                               2,907,600        66,874,800
--------------------------------------------------------------------------------
Corning, Inc. 1                                     1,199,700        29,284,677
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                   213,200        11,453,104
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        492,500        17,902,375
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Sponsored ADR        570,300        19,646,835
                                                                 ---------------
                                                                    145,161,791
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.4%
Apple Computer, Inc. 1                                401,200        30,904,436
--------------------------------------------------------------------------------
EMC Corp. 1                                         1,950,200        23,363,396
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                             360,700        13,349,507
                                                                 ---------------
                                                                     67,617,339
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--6.2%
eBay, Inc. 1                                        1,364,100        38,685,876
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                 120,300        48,348,570


                  3 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
Yahoo!, Inc. 1                                      1,525,700     $  38,569,696
                                                                 ---------------
                                                                    125,604,142
--------------------------------------------------------------------------------
IT SERVICES--4.7%
Affiliated Computer Services, Inc., Cl. A 1           650,300        33,724,558
--------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                         119,800         6,611,762
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                       573,920        27,169,373
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                275,000        20,366,500
--------------------------------------------------------------------------------
Global Payments, Inc.                                 146,500         6,447,465
                                                                 ---------------
                                                                     94,319,658
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.4%
Advanced Micro Devices, Inc. 1                        879,900        21,865,515
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                               853,700        25,901,258
--------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                       720,700        13,959,959
--------------------------------------------------------------------------------
Microchip Technology, Inc.                            479,400        15,542,148
--------------------------------------------------------------------------------
Texas Instruments, Inc.                               328,700        10,929,275
                                                                 ---------------
                                                                     88,198,155
--------------------------------------------------------------------------------
SOFTWARE--5.4%
Adobe Systems, Inc. 1                                 759,600        28,447,020
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                         458,900        18,172,440
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                      386,700        13,449,426
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                               230,300        12,823,104
--------------------------------------------------------------------------------
Microsoft Corp.                                       924,700        25,272,051
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                       543,400        11,454,872
                                                                 ---------------
                                                                    109,618,913
--------------------------------------------------------------------------------
MATERIALS--3.5%
--------------------------------------------------------------------------------
CHEMICALS--3.5%
Monsanto Co.                                          925,500        43,507,755
--------------------------------------------------------------------------------
Praxair, Inc.                                         445,800        26,373,528
                                                                 ---------------
                                                                     69,881,283
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.4%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.4%
America Movil SA de CV, Series L                      233,500         9,192,895
--------------------------------------------------------------------------------
American Tower Corp. 1                                581,300        21,217,450
--------------------------------------------------------------------------------
Crown Castle International Corp. 1                    333,500        11,752,540
--------------------------------------------------------------------------------
NII Holdings, Inc. 1                                  115,600         7,185,696
                                                                 ---------------
                                                                     49,348,581
                                                                 ---------------
Total Common Stocks (Cost $1,675,100,273)                         1,998,190,906

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.8%
--------------------------------------------------------------------------------
Undivided interest of 1.05% in joint
repurchase agreement (Principal Amount/Value
$1,469,294,000, with a maturity value of
$1,469,936,816) with UBS Warburg LLC, 5.25%,
dated 9/29/06, to be repurchased at
$15,375,724 on 10/2/06, collateralized by
Federal National Mortgage Assn., 5%, 2/1/36,
with a value of $1,502,659,342
(Cost $15,369,000)                               $ 15,369,000        15,369,000


                  4 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $1,690,469,273)                                    99.9%   $2,013,559,906
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.1         2,460,946

                                                 -------------------------------
NET ASSETS                                              100.0%   $2,016,020,852
                                                 ===============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 1,701,433,764
                                              ================

Gross unrealized appreciation                 $   349,810,237
Gross unrealized depreciation                     (37,684,095)
                                              ----------------
Net unrealized appreciation                   $   312,126,142
                                              ================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts


                  5 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of September 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                       EXPIRATION  CONTRACT AMOUNT          VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION         DATE           (000S)       SEPTEMBER 30, 2006   DEPRECIATION
-------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Swiss Franc (CHF)         10/3/06            2,608 CHF   $        2,086,663   $      5,132

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  6 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Variable Account Funds


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006